NYLIAC Corporate Sponsored

Variable Universal Life

Separate Account-I

Financial Statements

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities

As of December 31, 2025

	NYLI VP American Century Sustainable Equity— Initial Class	NYLI VP Bond— Initial Class	NYLI VP Candriam Emerging Markets Equity— Initial Class	NYLI VP Dimensional U.S. Equity— Initial Class	NYLI VP Epoch U.S. Equity Yield— Initial Class
ASSETS:
Investment at net asset value	$2,919,395	$28,246,135	$2,530,387	$1,322,292	$2,132,073
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	13	—	623	23
Net receivable from (payable to) the Fund for shares sold or purchased	1	30	—	(617)	(23)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	43	—	6	—

Total net assets	$2,919,395	$28,246,135	$2,530,387	$1,322,292	$2,132,073

Total shares outstanding	269,027	2,317,422	240,547	45,292	119,607

Net asset value per share (NAV)	$10.85	$12.19	$10.52	$29.19	$17.83

Total units outstanding	68,879	1,351,037	164,999	15,913	38,369

Variable accumulation unit value (lowest to highest)	$40.76 to $42.47	$20.01 to $26.04	$14.72 to $15.34	$76.44 to $90.16	$54.92 to $55.45

Identified cost of investment	$2,598,206	$30,516,764	$2,208,017	$1,218,526	$1,982,369

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	NYLI VP Fidelity Institutional AM® Utilities— Initial Class	NYLI VP Floating Rate— Initial Class	NYLI VP Hedge Multi-Strategy— Initial Class	NYLI VP Income Builder— Initial Class	NYLI VP Janus Henderson Balanced— Initial Class
ASSETS:
Investment at net asset value	$3,058,405	$291,317,635	$249,198	$203,843	$8,667,750
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(12)	—	—	—	(36,872)
Net receivable from (payable to) the Fund for shares sold or purchased	14	1,971	—	—	36,880
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2	1,971	—	—	8

Total net assets	$3,058,405	$291,317,635	$249,198	$203,843	$8,667,750

Total shares outstanding	248,837	34,732,770	26,437	11,348	499,455

Net asset value per share (NAV)	$12.29	$8.39	$9.43	$17.96	$17.35

Total units outstanding	87,350	15,367,189	24,464	13,397	243,025

Variable accumulation unit value (lowest to highest)	$33.92 to $35.10	$18.92 to $22.81	$10.19 to $10.19	$14.79 to $33.11	$34.39 to $35.83

Identified cost of investment	$2,956,614	$296,273,940	$232,119	$185,628	$7,538,339

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	NYLI VP MacKay Convertible— Initial Class	NYLI VP MacKay High Yield Corporate Bond— Initial Class	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class	NYLI VP Natural Resources— Initial Class	NYLI VP PineStone International Equity— Initial Class
ASSETS:
Investment at net asset value	$224,097,616	$296,534,354	$3,047,099	$7,099,976	$21,590,000
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(69,020)	(130,203)	—	48,863	249
Net receivable from (payable to) the Fund for shares sold or purchased	70,522	131,818	—	(48,863)	(179)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,502	1,615	—	—	70

Total net assets	$224,097,616	$296,534,354	$3,047,099	$7,099,976	$21,590,000

Total shares outstanding	13,031,356	32,119,924	303,429	532,300	1,737,850

Net asset value per share (NAV)	$17.20	$9.23	$10.04	$13.34	$12.42

Total units outstanding	3,287,033	6,653,398	169,551	431,879	646,002

Variable accumulation unit value (lowest to highest)	$51.52 to $68.42	$36.87 to $50.80	$17.97 to $17.97	$16.44 to $16.44	$32.50 to $34.96

Identified cost of investment	$198,963,944	$303,364,586	$3,021,747	$6,596,865	$21,589,310

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	NYLI VP S&P 500 Index— Initial Class	NYLI VP Schroders Mid Cap Opportunities— Initial Class	NYLI VP Small Cap Growth— Initial Class	NYLI VP U.S. Government Money Market— Initial Class	NYLI VP Wellington Growth— Initial Class
ASSETS:
Investment at net asset value	$761,798,002	$32,557,215	$4,233,272	$58,262,549	$51,520
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(15,957)	(35)	618	—
Net receivable from (payable to) the Fund for shares sold or purchased	5,187	15,957	35	(613)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	5,187	—	—	5	—

Total net assets	$761,798,002	$32,557,215	$4,233,272	$58,262,549	$51,520

Total shares outstanding	6,251,979	3,297,935	366,013	58,256,723	1,539

Net asset value per share (NAV)	$121.85	$9.87	$11.57	$1.00	$33.47

Total units outstanding	8,838,562	553,884	134,261	41,534,525	768

Variable accumulation unit value (lowest to highest)	$85.85 to $87.81	$58.78 to $58.78	$31.53 to $31.53	$1.34 to $1.52	$67.77 to $67.77

Identified cost of investment	$305,676,900	$27,671,098	$4,040,362	$58,262,548	$41,979

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	NYLI VP Wellington Small Cap— Initial Class	NYLI VP Winslow Large Cap Growth— Initial Class	AB VPS Discovery Value Portfolio— Class A	AB VPS International Value Portfolio— Class A	AB VPS Large Cap Growth Portfolio— Class A
ASSETS:
Investment at net asset value	$1,946,180	$7,168,429	$1,471,699	$—	$21,558,171
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(49,218)	(127,341)	(9,438)	—	(15,275)
Net receivable from (payable to) the Fund for shares sold or purchased	49,218	127,341	9,438	—	15,275
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$1,946,180	$7,168,429	$1,471,699	$—	$21,558,171

Total shares outstanding	182,893	227,654	88,710	—	232,935

Net asset value per share (NAV)	$10.64	$31.49	$16.59	$—	$92.55

Total units outstanding	102,894	67,223	34,157	—	884,151

Variable accumulation unit value (lowest to highest)	$18.91 to $18.91	$58.58 to $107.06	$43.09 to $43.09	$—	$24.38 to $24.38

Identified cost of investment	$1,480,054	$5,807,827	$1,529,841	$—	$20,618,241

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	AB VPS Relative Value Portfolio— Class A	AB VPS Small Cap Growth Portfolio— Class A	Alger Small Cap Growth Portfolio— Class I-2 Shares	American Funds® IS American Funds Global Balanced Fund— Class 1	American Funds® IS Asset Allocation Fund— Class 1
ASSETS:
Investment at net asset value	$744,982	$4,285,535	$639,970	$146,135	$30,330,748
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(12,056)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	12,056	—	—	45
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	45

Total net assets	$744,982	$4,285,535	$639,970	$146,135	$30,330,748

Total shares outstanding	23,471	321,737	34,333	10,141	1,102,535

Net asset value per share (NAV)	$31.74	$13.32	$18.64	$14.41	$27.51

Total units outstanding	33,970	286,356	50,118	8,867	1,249,852

Variable accumulation unit value (lowest to highest)	$21.93 to $21.93	$14.97 to $14.97	$12.77 to $12.77	$16.48 to $16.48	$23.82 to $24.39

Identified cost of investment	$727,715	$3,905,755	$518,653	$129,683	$27,473,410

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	American Funds® IS The Bond Fund of America®— Class 1	American Funds® IS Capital World Bond Fund®— Class 1	American Funds® IS Global Growth Fund— Class 1	American Funds® IS Global Small Capitalization Fund— Class 1	American Funds® IS Growth Fund— Class 1
ASSETS:
Investment at net asset value	$68,195	$100,869	$6,156,834	$694,909	$27,314,504
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(12)	89
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	12	(87)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	2

Total net assets	$68,195	$100,869	$6,156,834	$694,909	$27,314,504

Total shares outstanding	7,163	9,870	158,722	34,215	193,637

Net asset value per share (NAV)	$9.52	$10.22	$38.79	$20.31	$141.06

Total units outstanding	6,155	8,719	106,345	33,634	534,184

Variable accumulation unit value (lowest to highest)	$11.08 to $11.08	$11.57 to $11.57	$57.90 to $57.90	$20.66 to $20.66	$49.95 to $51.14

Identified cost of investment	$67,509	$107,734	$5,705,171	$624,711	$20,460,413

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	American Funds® IS Growth- Income Fund— Class 1	American Funds® IS International Fund— Class 1	American Funds® IS New World Fund®— Class 1	American Funds® IS U.S. Government Securities Fund®— Class 1	American Funds® IS Washington Mutual Investors Fund— Class 1
ASSETS:
Investment at net asset value	$4,401,066	$10,737,342	$30,519,639	$18,279	$7,938,440
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	510	(1,467)	—	—	195
Net receivable from (payable to) the Fund for shares sold or purchased	(510)	1,468	—	—	(195)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	—	—

Total net assets	$4,401,066	$10,737,342	$30,519,639	$18,279	$7,938,440

Total shares outstanding	64,980	480,848	939,933	1,846	436,658

Net asset value per share (NAV)	$67.73	$22.33	$32.47	$9.90	$18.18

Total units outstanding	123,834	546,679	1,298,545	1,623	329,105

Variable accumulation unit value (lowest to highest)	$35.54 to $35.54	$19.19 to $19.65	$22.96 to $23.50	$11.26 to $11.26	$23.57 to $24.12

Identified cost of investment	$3,863,915	$8,539,672	$26,537,479	$18,108	$7,363,913

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares	BNY Mellon VIF Small Cap Portfolio— Initial Shares
ASSETS:
Investment at net asset value	$9,454,142	$1,031,381	$2,860,191	$16,233	$4,791
Dividends due and accrued	—	5,675	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	80	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	1	(5,675)	(80)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	—	—	—	—

Total net assets	$9,454,142	$1,031,381	$2,860,191	$16,233	$4,791

Total shares outstanding	535,949	145,697	128,664	277	100

Net asset value per share (NAV)	$17.64	$7.04	$22.23	$58.50	$48.00

Total units outstanding	465,722	57,385	24,950	977	140

Variable accumulation unit value (lowest to highest)	$19.75 to $20.31	$17.98 to $17.98	$114.64 to $114.64	$16.61 to $16.61	$33.74 to $33.74

Identified cost of investment	$9,217,709	$981,115	$2,130,810	$13,341	$4,292

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	ClearBridge Variable Appreciation Portfolio— Class I	ClearBridge Variable Large Cap Growth Portfolio— Class I	ClearBridge Variable Small Cap Growth Portfolio— Class I	Columbia Variable Portfolio— Disciplined Core Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1
ASSETS:
Investment at net asset value	$89,382	$2,622,190	$1,496,999	$125,465	$22,575
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$89,382	$2,622,190	$1,496,999	$125,465	$22,575

Total shares outstanding	1,434	54,515	53,085	969	2,659

Net asset value per share (NAV)	$62.31	$48.10	$28.20	$129.47	$8.49

Total units outstanding	3,311	80,238	105,965	5,718	1,933

Variable accumulation unit value (lowest to highest)	$27.00 to $27.00	$32.68 to $32.68	$14.13 to $14.13	$21.94 to $21.94	$11.68 to $11.68

Identified cost of investment	$93,007	$2,333,276	$1,516,589	$98,082	$21,278

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1	Columbia Variable Portfolio— Strategic Income Fund— Class 1	Davis Equity Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio
ASSETS:
Investment at net asset value	$57,710	$1,564,528	$422,061	$6,403,032	$2,208,546
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$57,710	$1,564,528	$422,061	$6,403,032	$2,208,546

Total shares outstanding	6,710	412,804	67,314	656,721	121,884

Net asset value per share (NAV)	$8.60	$3.79	$6.27	$9.75	$18.12

Total units outstanding	5,205	131,357	7,898	536,902	110,357

Variable accumulation unit value (lowest to highest)	$11.09 to $11.09	$11.91 to $11.91	$53.12 to $53.12	$11.93 to $11.93	$20.01 to $20.01

Identified cost of investment	$56,430	$1,556,273	$430,513	$6,744,218	$1,794,403

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Dimensional VIT Inflation- Protected Securities Portfolio
ASSETS:
Investment at net asset value	$7,224,726	$3,310,466	$22,457,191	$10,547,688	$15,905,403
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	(54,735)	146	421
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	54,735	(146)	(421)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$7,224,726	$3,310,466	$22,457,191	$10,547,688	$15,905,403

Total shares outstanding	488,818	178,654	643,288	473,415	1,715,793

Net asset value per share (NAV)	$14.78	$18.53	$34.91	$22.28	$9.27

Total units outstanding	300,599	162,927	851,229	362,395	1,184,398

Variable accumulation unit value (lowest to highest)	$24.03 to $24.03	$20.32 to $20.32	$26.38 to $26.38	$29.11 to $29.11	$13.43 to $13.43

Identified cost of investment	$6,051,774	$2,770,198	$21,011,956	$10,246,492	$16,860,344

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	DWS Alternative Asset Allocation VIP— Class A	DWS Global Small Cap VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Balanced Portfolio— Initial Class
ASSETS:
Investment at net asset value	$68,386	$35,361	$35,986,416	$970,094	$1,630,464
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	(18,873)	(7,137)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	18,873	7,137	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$68,386	$35,361	$35,986,416	$970,094	$1,630,464

Total shares outstanding	4,988	3,056	2,395,900	68,850	61,504

Net asset value per share (NAV)	$13.71	$11.57	$15.02	$14.09	$26.51

Total units outstanding	4,591	1,374	674,260	31,661	78,745

Variable accumulation unit value (lowest to highest)	$14.89 to $14.89	$25.74 to $25.74	$39.31 to $53.41	$30.64 to $30.64	$20.71 to $20.71

Identified cost of investment	$63,645	$29,633	$32,797,671	$892,720	$1,503,238

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Extended Market Index Portfolio— Initial Class
ASSETS:
Investment at net asset value	$27,973,570	$18,535,851	$3,114,282	$2,523,820	$39,739,592
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	389	68,378	68,117	—	9,628
Net receivable from (payable to) the Fund for shares sold or purchased	(389)	(68,365)	(68,114)	—	(9,628)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	13	3	—	—

Total net assets	$27,973,570	$18,535,851	$3,114,282	$2,523,820	$39,739,592

Total shares outstanding	2,842,842	309,498	196,733	85,757	2,493,074

Net asset value per share (NAV)	$9.84	$59.89	$15.83	$29.43	$15.94

Total units outstanding	2,683,701	161,535	165,672	44,191	2,322,709

Variable accumulation unit value (lowest to highest)	$10.42 to $10.42	$113.02 to $146.04	$18.48 to $18.84	$57.08 to $67.17	$17.11 to $17.11

Identified cost of investment	$29,602,795	$15,737,880	$2,344,572	$2,224,469	$35,284,153

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Fidelity® VIP Floating Rate High Income Portfolio— Initial Class	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2025 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$24,145	$581,391	$11,843,644	$90,334	$27,924,736
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	196	—	53,438
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(196)	—	(53,438)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$24,145	$581,391	$11,843,644	$90,334	$27,924,736

Total shares outstanding	2,502	47,851	893,186	5,237	1,579,453

Net asset value per share (NAV)	$9.65	$12.15	$13.26	$17.25	$17.68

Total units outstanding	2,174	20,053	347,698	6,712	714,334

Variable accumulation unit value (lowest to highest)	$11.11 to $11.11	$28.99 to $28.99	$28.98 to $34.06	$13.46 to $13.46	$39.09 to $39.09

Identified cost of investment	$25,415	$593,542	$11,334,770	$82,342	$24,407,391

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Fidelity® VIP Freedom 2035 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2045 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2055 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$2,431,899	$19,622,063	$387,272	$6,220,797	$60,231
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(4,375)	—	(965)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	4,375	—	965	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$2,431,899	$19,622,063	$387,272	$6,220,797	$60,231

Total shares outstanding	80,633	658,901	12,623	224,740	3,868

Net asset value per share (NAV)	$30.16	$29.78	$30.68	$27.68	$15.57

Total units outstanding	168,597	397,407	24,949	254,794	3,882

Variable accumulation unit value (lowest to highest)	$14.42 to $14.42	$49.38 to $49.38	$15.52 to $15.52	$24.41 to $24.41	$15.52 to $15.52

Identified cost of investment	$2,362,190	$16,821,898	$357,971	$5,315,611	$55,041

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Fidelity® VIP Freedom 2060 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2065 PortfolioSM— Initial Class	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class
ASSETS:
Investment at net asset value	$183,236	$149,868	$61,909,525	$4,382,359	$4,850,038
Dividends due and accrued	—	—	2	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	68,079	—	14,648	19,753	34,058
Net receivable from (payable to) the Fund for shares sold or purchased	(68,079)	—	(14,646)	(19,753)	(34,058)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	4	—	—

Total net assets	$183,236	$149,868	$61,909,525	$4,382,359	$4,850,038

Total shares outstanding	12,039	9,873	61,909,523	43,960	49,632

Net asset value per share (NAV)	$15.22	$15.18	$1.00	$99.69	$97.72

Total units outstanding	11,799	9,659	5,031,017	154,622	43,411

Variable accumulation unit value (lowest to highest)	$15.53 to $15.53	$15.52 to $15.52	$11.81 to $12.31	$28.34 to $28.34	$111.01 to $111.78

Identified cost of investment	$165,750	$147,672	$61,909,523	$2,676,498	$4,325,445

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Fidelity® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Capital Appreciation Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class
ASSETS:
Investment at net asset value	$1,067,803	$481,975,217	$4,862,595	$30,679,284	$51,385,573
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	195	324,867	(1,266)	9,628	(138,669)
Net receivable from (payable to) the Fund for shares sold or purchased	(195)	(324,860)	1,266	(9,628)	138,676
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	7	—	—	7

Total net assets	$1,067,803	$481,975,217	$4,862,595	$30,679,284	$51,385,573

Total shares outstanding	27,873	730,122	182,598	2,183,579	4,523,378

Net asset value per share (NAV)	$38.31	$660.13	$26.63	$14.05	$11.36

Total units outstanding	71,630	5,382,295	296,248	1,901,644	2,405,145

Variable accumulation unit value (lowest to highest)	$14.91 to $14.91	$89.55 to $105.28	$16.41 to $16.41	$16.13 to $16.13	$21.33 to $23.21

Identified cost of investment	$980,576	$295,162,167	$4,498,965	$24,059,803	$50,280,591

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class	Fidelity® VIP Technology Portfolio— Initial Class
ASSETS:
Investment at net asset value	$10,874,206	$6,567,023	$11,628,009	$261,733	$4,171,403
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(55,707)	—	—	—	304
Net receivable from (payable to) the Fund for shares sold or purchased	55,707	—	—	—	(304)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$10,874,206	$6,567,023	$11,628,009	$261,733	$4,171,403

Total shares outstanding	289,902	238,627	651,794	23,307	87,745

Net asset value per share (NAV)	$37.51	$27.52	$17.84	$11.23	$47.54

Total units outstanding	138,842	177,661	605,185	17,886	118,930

Variable accumulation unit value (lowest to highest)	$78.32 to $95.39	$36.97 to $36.97	$19.21 to $19.21	$14.63 to $14.63	$35.07 to $35.07

Identified cost of investment	$10,473,050	$5,514,499	$11,645,851	$256,633	$3,185,149

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Fidelity® VIP Total Market Index Portfolio— Initial Class	Fidelity® VIP Value Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco V.I. Core Plus Bond Fund— Series I Shares	Invesco V.I. Discovery Large Cap Fund— Series I Shares
ASSETS:
Investment at net asset value	$3,761,495	$1,956,999	$18,333	$2,150,413	$50,332
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	68,117	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(68,117)	11	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	11	—	—	—

Total net assets	$3,761,495	$1,956,999	$18,333	$2,150,413	$50,332

Total shares outstanding	153,970	101,504	1,134	367,592	796

Net asset value per share (NAV)	$24.43	$19.28	$16.17	$5.85	$63.25

Total units outstanding	169,918	73,013	301	197,666	789

Variable accumulation unit value (lowest to highest)	$22.14 to $22.14	$26.67 to $27.39	$60.86 to $60.86	$10.88 to $10.88	$63.78 to $63.78

Identified cost of investment	$2,907,793	$1,588,558	$16,932	$2,103,746	$35,190

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Invesco V.I. EQV International Equity Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. Main Street Mid Cap Fund®— Series I Shares	Invesco V.I. Main Street Small Cap Fund®— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares
ASSETS:
Investment at net asset value	$11,330,098	$2,549,131	$72,511	$1,304,819	$20,649,747
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	44	—	—	—	(13,574)
Net receivable from (payable to) the Fund for shares sold or purchased	(44)	1	—	—	13,574
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	—	—

Total net assets	$11,330,098	$2,549,131	$72,511	$1,304,819	$20,649,747

Total shares outstanding	313,766	180,023	6,586	45,719	247,066

Net asset value per share (NAV)	$36.11	$14.16	$11.01	$28.54	$83.58

Total units outstanding	401,416	145,081	2,033	108,466	193,412

Variable accumulation unit value (lowest to highest)	$28.23 to $28.23	$15.07 to $17.69	$35.66 to $35.66	$12.03 to $12.03	$106.77 to $106.77

Identified cost of investment	$10,398,126	$2,593,053	$59,789	$1,208,441	$18,716,966

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Janus Henderson Flexible Bond Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund Developing Growth Portfolio— Class VC
ASSETS:
Investment at net asset value	$751,665	$1,613,207	$871,113	$374,149	$122,595
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	237	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(236)	1	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	1	1	—

Total net assets	$751,665	$1,613,207	$871,113	$374,149	$122,595

Total shares outstanding	75,696	27,149	10,934	31,924	3,667

Net asset value per share (NAV)	$9.93	$59.42	$79.67	$11.72	$33.43

Total units outstanding	59,826	14,432	15,620	13,274	4,667

Variable accumulation unit value (lowest to highest)	$12.56 to $12.56	$111.78 to $111.78	$55.53 to $57.29	$24.61 to $30.82	$26.27 to $26.27

Identified cost of investment	$867,350	$1,122,997	$655,012	$297,630	$120,420

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP American Century Inflation Protection Fund— Service Class	LVIP American Century Inflation Protection Fund— Standard Class II	LVIP American Century Mid Cap Value Fund— Service Class	LVIP American Century Mid Cap Value Fund— Standard Class II
ASSETS:
Investment at net asset value	$739,837	$1,310,955	$48,990	$932,181	$30,312
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$739,837	$1,310,955	$48,990	$932,181	$30,312

Total shares outstanding	28,401	145,081	5,427	48,063	1,567

Net asset value per share (NAV)	$26.05	$9.04	$9.03	$19.40	$19.35

Total units outstanding	16,544	105,251	4,292	33,950	1,956

Variable accumulation unit value (lowest to highest)	$45.14 to $45.14	$12.46 to $12.46	$11.41 to $11.41	$27.46 to $27.46	$15.50 to $15.50

Identified cost of investment	$652,701	$1,388,658	$52,225	$946,437	$31,398

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	LVIP American Century Value Fund— Service Class	LVIP American Century Value Fund— Standard Class II	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Baron Growth Opportunities Fund— Standard Class	LVIP BlackRock Equity Dividend Fund— Standard Class
ASSETS:
Investment at net asset value	$1,815,418	$111,458	$1,034,175	$20,140	$222,807
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	8	—	13	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(8)	—	(12)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	1	—	—

Total net assets	$1,815,418	$111,458	$1,034,175	$20,140	$222,807

Total shares outstanding	140,328	8,627	17,364	319	8,643

Net asset value per share (NAV)	$12.94	$12.92	$59.56	$63.18	$25.78

Total units outstanding	36,544	6,390	21,521	1,520	14,950

Variable accumulation unit value (lowest to highest)	$49.72 to $49.72	$17.44 to $17.44	$37.24 to $50.94	$13.25 to $13.25	$14.90 to $14.90

Identified cost of investment	$1,748,962	$105,896	$1,203,625	$24,317	$220,072

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund— Standard Class	LVIP Franklin Templeton Multi-Factor International Equity Fund— Standard Class	LVIP JPMorgan Short Duration Bond Fund— Standard Class	LVIP Mondrian International Value Fund— Standard Class	LVIP SSgA Bond Index Fund— Standard Class
ASSETS:
Investment at net asset value	$3,872,496	$5,141,147	$1,746,270	$200,683	$11,420,464
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	244	(33,814)
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	(244)	33,814
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$3,872,496	$5,141,147	$1,746,270	$200,683	$11,420,464

Total shares outstanding	384,558	490,661	185,320	9,442	1,131,411

Net asset value per share (NAV)	$10.07	$10.48	$9.42	$21.26	$10.09

Total units outstanding	228,873	180,465	158,819	10,168	912,908

Variable accumulation unit value (lowest to highest)	$16.92 to $16.92	$28.49 to $28.49	$11.00 to $11.00	$19.74 to $19.74	$12.51 to $12.51

Identified cost of investment	$2,928,515	$4,155,512	$1,722,378	$153,554	$12,033,442

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class	MFS® Global Growth Portfolio— Initial Class	MFS® Global Real Estate Portfolio— Initial Class	MFS® Global Tactical Allocation Portfolio— Initial Class
ASSETS:
Investment at net asset value	$2,778,973	$27,592,138	$124,985	$2,224,954	$2,676,897
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(1,036)	—	—	(12)
Net receivable from (payable to) the Fund for shares sold or purchased	—	1,036	—	—	12
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$2,778,973	$27,592,138	$124,985	$2,224,954	$2,676,897

Total shares outstanding	205,728	2,078,660	4,778	175,331	184,232

Net asset value per share (NAV)	$13.51	$13.27	$26.16	$12.69	$14.53

Total units outstanding	203,711	1,047,108	6,574	135,356	119,161

Variable accumulation unit value (lowest to highest)	$13.64 to $13.64	$26.35 to $26.35	$19.01 to $19.01	$16.44 to $16.44	$22.46 to $22.46

Identified cost of investment	$2,377,728	$22,467,962	$125,077	$2,327,318	$2,751,654

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	MFS® International Growth Portfolio— Initial Class	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Growth Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class
ASSETS:
Investment at net asset value	$1,941,080	$30,959,605	$372	$3,746,776	$8,509,186
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(2,242)	7,889
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	2,242	(7,889)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$1,941,080	$30,959,605	$372	$3,746,776	$8,509,186

Total shares outstanding	108,198	837,425	14	469,521	841,660

Net asset value per share (NAV)	$17.94	$36.97	$26.16	$7.98	$10.11

Total units outstanding	119,984	734,231	—	216,711	361,589

Variable accumulation unit value (lowest to highest)	$16.18 to $16.18	$42.17 to $42.17	$85.65 to $85.65	$17.29 to $17.29	$23.53 to $23.53

Identified cost of investment	$1,635,710	$26,178,933	$430	$4,219,132	$8,502,141

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	MFS® New Discovery Series— Initial Class	MFS® New Discovery Value Portfolio— Initial Class	MFS® Research International Portfolio— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I
ASSETS:
Investment at net asset value	$1,774	$595,586	$4,021,281	$80,402,037	$712,594
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	192	(8,151)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(192)	8,153	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	2	—

Total net assets	$1,774	$595,586	$4,021,281	$80,402,037	$712,594

Total shares outstanding	114	80,812	195,113	3,611,951	131,718

Net asset value per share (NAV)	$15.60	$7.37	$20.61	$22.26	$5.41

Total units outstanding	26	37,976	290,015	1,341,239	22,428

Variable accumulation unit value (lowest to highest)	$63.70 to $63.70	$15.68 to $15.68	$13.87 to $13.87	$45.56 to $60.00	$31.77 to $31.77

Identified cost of investment	$1,372	$628,455	$3,808,373	$79,170,379	$847,829

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I	Neuberger Berman AMT Quality Equity Portfolio— Class I	Nomura VIP Emerging Markets Series— Standard Class	Nomura VIP International Core Equity Series— Standard Class	Nomura VIP Small Cap Value Series— Standard Class
ASSETS:
Investment at net asset value	$71,993	$264,400	$2,182,066	$105,269	$7,677,315
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	15	—	(10)
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(15)	—	10
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$71,993	$264,400	$2,182,066	$105,269	$7,677,315

Total shares outstanding	4,387	6,183	54,552	5,440	191,550

Net asset value per share (NAV)	$16.41	$42.76	$40.00	$19.35	$40.08

Total units outstanding	3,581	11,051	76,300	8,486	234,767

Variable accumulation unit value (lowest to highest)	$20.10 to $20.10	$23.92 to $23.92	$28.60 to $28.60	$12.41 to $12.41	$32.70 to $32.70

Identified cost of investment	$70,070	$162,070	$1,308,978	$92,130	$7,230,918

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	PIMCO VIT High Yield Portfolio— Administrative Class	PIMCO VIT High Yield Portfolio— Institutional Class
ASSETS:
Investment at net asset value	$1,189,469	$3,431,564	$84,764	$4,032,488	$205,371
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	(62)	(2,435)	(638)
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	62	2,435	638
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$1,189,469	$3,431,564	$84,764	$4,032,488	$205,371

Total shares outstanding	104,157	344,535	8,510	544,195	27,715

Net asset value per share (NAV)	$11.42	$9.96	$9.96	$7.41	$7.41

Total units outstanding	85,875	206,344	7,567	168,766	15,863

Variable accumulation unit value (lowest to highest)	$13.85 to $13.85	$16.64 to $16.64	$11.20 to $11.20	$23.92 to $23.92	$12.95 to $12.95

Identified cost of investment	$1,125,547	$3,556,270	$80,599	$3,968,224	$202,223

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class
ASSETS:
Investment at net asset value	$4,994,265	$111,560	$18,557,387	$46,107	$7,668,998
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(16,580)	—	—	—	(386)
Net receivable from (payable to) the Fund for shares sold or purchased	16,580	—	—	—	386
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$4,994,265	$111,560	$18,557,387	$46,107	$7,668,998

Total shares outstanding	482,538	11,112	2,480,934	6,164	784,151

Net asset value per share (NAV)	$10.35	$10.04	$7.48	$7.48	$9.78

Total units outstanding	392,945	9,950	873,027	5,589	441,794

Variable accumulation unit value (lowest to highest)	$12.71 to $12.71	$11.21 to $11.21	$21.26 to $21.26	$8.25 to $8.25	$17.37 to $17.37

Identified cost of investment	$4,870,925	$109,221	$23,497,246	$47,785	$7,594,469

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Real Return Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Institutional Class	PIMCO VIT Short-Term Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class
ASSETS:
Investment at net asset value	$359,000	$12,748,255	$176,115	$2,403	$21,377,032
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(509)	(6,798)	(430)	—	(33,990)
Net receivable from (payable to) the Fund for shares sold or purchased	509	6,798	430	—	33,990
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$359,000	$12,748,255	$176,115	$2,403	$21,377,032

Total shares outstanding	36,708	1,061,470	14,664	233	2,262,120

Net asset value per share (NAV)	$9.78	$12.01	$12.01	$10.33	$9.45

Total units outstanding	31,961	609,909	14,787	221	940,603

Variable accumulation unit value (lowest to highest)	$11.23 to $11.23	$20.84 to $20.84	$11.92 to $11.92	$10.88 to $10.88	$22.79 to $22.79

Identified cost of investment	$355,223	$12,575,542	$175,022	$2,397	$22,679,560

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	PIMCO VIT Total Return Portfolio— Institutional Class	Principal VC Real Estate Securities Account— Class 1	Putnam VT International Value Fund— Class IA	Schwab® S&P 500 Index Portfolio	T. Rowe Price All-Cap Opportunities Portfolio
ASSETS:
Investment at net asset value	$245,077	$716,423	$189,221	$8,062,071	$3,622,652
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(3,536)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	3,536	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$245,077	$716,423	$189,221	$8,062,071	$3,622,652

Total shares outstanding	25,934	40,985	11,738	80,052	91,343

Net asset value per share (NAV)	$9.45	$17.48	$16.12	$100.71	$39.66

Total units outstanding	22,401	61,026	13,734	461,683	28,373

Variable accumulation unit value (lowest to highest)	$10.94 to $10.94	$11.74 to $11.74	$13.78 to $13.78	$17.46 to $17.46	$127.68 to $127.68

Identified cost of investment	$235,734	$772,937	$169,800	$6,184,579	$3,344,831

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Moderate Allocation Portfolio	Thrivent Aggressive Allocation Portfolio
ASSETS:
Investment at net asset value	$152,915,400	$1,397,708	$572,400	$2,441,174	$473,770
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	23	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(23)	4	3	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	4	3	—	—

Total net assets	$152,915,400	$1,397,708	$572,400	$2,441,174	$473,770

Total shares outstanding	2,340,661	87,906	120,505	108,835	23,126

Net asset value per share (NAV)	$65.33	$15.90	$4.75	$22.43	$20.49

Total units outstanding	1,285,749	39,769	33,885	54,704	25,782

Variable accumulation unit value (lowest to highest)	$118.93 to $118.93	$34.21 to $35.74	$16.90 to $16.98	$44.62 to $44.62	$18.38 to $18.38

Identified cost of investment	$120,809,181	$1,287,224	$580,664	$2,226,368	$403,843

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Thrivent Conservative Allocation Portfolio	Thrivent Global Stock Portfolio	Thrivent Large Cap Growth Portfolio	Thrivent Mid Cap Index Portfolio	Thrivent Mid Cap Stock Portfolio
ASSETS:
Investment at net asset value	$530,689	$559,972	$625,129	$11,952,252	$120,865
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	249	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(249)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$530,689	$559,972	$625,129	$11,952,252	$120,865

Total shares outstanding	66,152	34,536	10,002	511,311	6,113

Net asset value per share (NAV)	$8.02	$16.21	$62.50	$23.38	$19.77

Total units outstanding	40,693	29,533	23,720	690,136	7,148

Variable accumulation unit value (lowest to highest)	$13.04 to $13.04	$18.96 to $18.96	$26.35 to $26.35	$17.32 to $17.32	$16.91 to $16.91

Identified cost of investment	$501,876	$504,187	$503,350	$10,568,494	$127,178

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Thrivent Small Cap Index Portfolio	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares
ASSETS:
Investment at net asset value	$5,712,594	$39,589	$16,416	$122,927	$57,301
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	35	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(35)	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$5,712,594	$39,589	$16,416	$122,927	$57,301

Total shares outstanding	265,148	1,656	1,076	9,052	2,530

Net asset value per share (NAV)	$21.54	$23.90	$15.25	$13.58	$22.65

Total units outstanding	333,224	979	700	6,453	1,629

Variable accumulation unit value (lowest to highest)	$17.14 to $17.14	$40.40 to $40.40	$23.44 to $23.44	$19.05 to $19.05	$35.18 to $35.18

Identified cost of investment	$5,167,296	$26,424	$13,703	$106,397	$37,394

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Emerging Markets Bond Fund— Initial Class Shares	Victory RS Small Cap Growth Equity VIP Series— Class I Shares
ASSETS:
Investment at net asset value	$20,036	$21,097	$219,714	$442,321	$—
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$20,036	$21,097	$219,714	$442,321	$—

Total shares outstanding	1,420	1,443	13,529	54,073	—

Net asset value per share (NAV)	$14.11	$14.62	$16.24	$8.18	$—

Total units outstanding	947	1,018	7,625	24,093	—

Variable accumulation unit value (lowest to highest)	$21.14 to $21.14	$20.73 to $20.73	$28.82 to $28.82	$18.36 to $18.36	$—

Identified cost of investment	$16,102	$17,356	$159,876	$426,899	$—

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Voya High Yield Portfolio— Class I	Voya Index Solution 2030 Portfolio— Class Z	Voya Index Solution 2040 Portfolio— Class Z	Voya Index Solution 2050 Portfolio— Class Z	Voya Limited Maturity Bond Portfolio— Class I
ASSETS:
Investment at net asset value	$47,922	$290,496	$230,597	$154,860	$3,734,513
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$47,922	$290,496	$230,597	$154,860	$3,734,513

Total shares outstanding	5,390	15,338	10,249	6,383	389,417

Net asset value per share (NAV)	$8.89	$18.94	$22.50	$24.26	$9.59

Total units outstanding	3,735	16,627	11,275	7,104	325,244

Variable accumulation unit value (lowest to highest)	$12.83 to $12.83	$17.47 to $17.47	$20.45 to $20.45	$21.80 to $21.80	$11.48 to $11.48

Identified cost of investment	$46,840	$250,057	$197,606	$137,237	$3,696,654

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Voya MidCap Opportunities Portfolio— Class I	Voya Russell™ Mid Cap Index Portfolio— Class I	Voya Small Company Portfolio— Class I	VY® JPMorgan Mid Cap Value Portfolio— Class I	VY® JPMorgan Small Cap Core Equity Portfolio— Class I
ASSETS:
Investment at net asset value	$725,395	$13,851,744	$1,622,893	$417,752	$4,805,874
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	161	—	—	98
Net receivable from (payable to) the Fund for shares sold or purchased	—	(160)	—	—	(98)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	—	—

Total net assets	$725,395	$13,851,744	$1,622,893	$417,752	$4,805,874

Total shares outstanding	130,232	1,256,964	110,476	28,890	323,628

Net asset value per share (NAV)	$5.57	$11.02	$14.69	$14.46	$14.85

Total units outstanding	34,543	332,948	71,609	26,292	324,798

Variable accumulation unit value (lowest to highest)	$21.00 to $21.00	$40.22 to $41.62	$22.66 to $22.66	$15.89 to $15.89	$14.80 to $14.80

Identified cost of investment	$604,617	$12,928,316	$1,490,797	$472,111	$5,028,158

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	VY® Morgan Stanley Global Franchise Portfolio— Class R6	VY® T. Rowe Price Capital Appreciation Portfolio— Class I	Western Asset Core Plus VIT Portfolio— Class I
ASSETS:
Investment at net asset value	$32,227	$939,651	$892,996
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$32,227	$939,651	$892,996

Total shares outstanding	2,927	35,127	192,042

Net asset value per share (NAV)	$11.01	$26.75	$4.65

Total units outstanding	2,074	47,867	87,548

Variable accumulation unit value (lowest to highest)	$15.53 to $15.53	$19.63 to $19.63	$10.20 to $10.20

Identified cost of investment	$39,875	$928,926	$925,750

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations

For the year ended December 31, 2025

	NYLI VP American Century Sustainable Equity— Initial Class	NYLI VP Bond— Initial Class	NYLI VP Candriam Emerging Markets Equity— Initial Class	NYLI VP Dimensional U.S. Equity— Initial Class	NYLI VP Epoch U.S. Equity Yield— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$25,688	$1,375,746	$7,977	$8,086	$49,365
Mortality and expense risk charges	(532)	(15,300)	—	(2,315)	(91)

Net investment income (loss)	25,156	1,360,446	7,977	5,771	49,274

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	212,188	5,404,079	171,994	108,900	278,998
Cost of investments sold	(239,362)	(6,589,880)	(209,573)	(78,016)	(212,001)

Net realized gain (loss) on investments	(27,174)	(1,185,801)	(37,579)	30,884	66,997
Realized gain distribution received	146,807	—	—	259,883	238,996
Change in unrealized appreciation (depreciation) on investments	155,575	1,628,099	708,489	(135,861)	(77,661)

Net gain (loss) on investments	275,208	442,298	670,910	154,906	228,332

Net increase (decrease) in net assets resulting from operations	$300,364	$1,802,744	$678,887	$160,677	$277,606

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	NYLI VP Fidelity Institutional AM® Utilities— Initial Class	NYLI VP Floating Rate— Initial Class	NYLI VP Hedge Multi- Strategy— Initial Class	NYLI VP Income Builder— Initial Class	NYLI VP Janus Henderson Balanced— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$74,943	$18,816,380	$6,319	$3,152	$153,051
Mortality and expense risk charges	(530)	(660,029)	—	(16)	(2,734)

Net investment income (loss)	74,413	18,156,351	6,319	3,136	150,317

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,257,375	6,932,355	102,122	16,282	3,666,574
Cost of investments sold	(1,211,426)	(7,064,669)	(96,766)	(13,750)	(3,204,005)

Net realized gain (loss) on investments	45,949	(132,314)	5,356	2,532	462,569
Realized gain distribution received	377,041	—	—	—	394,885
Change in unrealized appreciation (depreciation) on investments	(93,692)	(4,455,822)	5,860	10,567	120,112

Net gain (loss) on investments	329,298	(4,588,136)	11,216	13,099	977,566

Net increase (decrease) in net assets resulting from operations	$403,711	$13,568,215	$17,535	$16,235	$1,127,883

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	NYLI VP MacKay Convertible— Initial Class	NYLI VP MacKay High Yield Corporate Bond— Initial Class	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class	NYLI VP Natural Resources— Initial Class	NYLI VP PineStone International Equity— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$14,784,984	$16,371,992	$32,584	$91,673	$162,443
Mortality and expense risk charges	(860,600)	(253,485)	—	—	(18,955)

Net investment income (loss)	13,924,384	16,118,507	32,584	91,673	143,488

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	307,958,674	11,565,611	662,776	4,730,159	1,064,044
Cost of investments sold	(367,915,112)	(11,774,904)	(652,120)	(4,837,296)	(1,439,954)

Net realized gain (loss) on investments	(59,956,438)	(209,293)	10,656	(107,137)	(375,910)
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	92,890,181	(6,144,732)	39,080	710,332	2,415,176

Net gain (loss) on investments	32,933,743	(6,354,025)	49,736	603,195	2,039,266

Net increase (decrease) in net assets resulting from operations	$46,858,127	$9,764,482	$82,320	$694,868	$2,182,754

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	NYLI VP S&P 500 Index— Initial Class	NYLI VP Schroders Mid Cap Opportunities— Initial Class	NYLI VP Small Cap Growth— Initial Class	NYLI VP U.S. Government Money Market— Initial Class	NYLI VP Wellington Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$7,392,217	$131,508	$—	$2,215,945	$—
Mortality and expense risk charges	(1,713,243)	—	—	(1,920)	—

Net investment income (loss)	5,678,974	131,508	—	2,214,025	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	13,592,206	5,808,973	367,935	16,863,589	3,978
Cost of investments sold	(3,236,958)	(8,828,264)	(572,381)	(16,863,589)	(4,437)

Net realized gain (loss) on investments	10,355,248	(3,019,291)	(204,446)	—	(459)
Realized gain distribution received	3,443,372	—	304,735	—	3,796
Change in unrealized appreciation (depreciation) on investments	94,448,611	5,380,893	99,402	—	4,406

Net gain (loss) on investments	108,247,231	2,361,602	199,691	—	7,743

Net increase (decrease) in net assets resulting from operations	$113,926,205	$2,493,110	$199,691	$2,214,025	$7,743

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	NYLI VP Wellington Small Cap— Initial Class	NYLI VP Winslow Large Cap Growth— Initial Class	AB VPS Discovery Value Portfolio— Class A	AB VPS International Value Portfolio— Class A	AB VPS Large Cap Growth Portfolio— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$21,259	$—	$12,168	$—	$—
Mortality and expense risk charges	—	(101)	—	—	—

Net investment income (loss)	21,259	(101)	12,168	—	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	592,198	2,188,932	575,307	59	17,126,036
Cost of investments sold	(677,095)	(2,199,746)	(557,859)	(41)	(11,982,282)

Net realized gain (loss) on investments	(84,897)	(10,814)	17,448	18	5,143,754
Realized gain distribution received	—	811,825	157,437	—	1,899,128
Change in unrealized appreciation (depreciation) on investments	246,487	82,757	(146,102)	(3)	(4,400,900)

Net gain (loss) on investments	161,590	883,768	28,783	15	2,641,982

Net increase (decrease) in net assets resulting from operations	$182,849	$883,667	$40,951	$15	$2,641,982

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	AB VPS Relative Value Portfolio— Class A	AB VPS Small Cap Growth Portfolio— Class A	Alger Small Cap Growth Portfolio— Class I-2 Shares	American Funds® IS American Funds Global Balanced Fund— Class 1	American Funds® IS Asset Allocation Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$7,076	$—	$—	$2,176	$638,566
Mortality and expense risk charges	—	—	—	—	(14,983)

Net investment income (loss)	7,076	—	—	2,176	623,583

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	12,418	4,324,885	31,485	6,564	1,668,045
Cost of investments sold	(12,027)	(4,882,546)	(28,009)	(5,831)	(1,499,713)

Net realized gain (loss) on investments	391	(557,661)	3,476	733	168,332
Realized gain distribution received	51,555	—	7,415	4,559	1,882,698
Change in unrealized appreciation (depreciation) on investments	3	774,934	23,681	11,986	1,459,622

Net gain (loss) on investments	51,949	217,273	34,572	17,278	3,510,652

Net increase (decrease) in net assets resulting from operations	$59,025	$217,273	$34,572	$19,454	$4,134,235

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	American Funds® IS The Bond Fund of America®— Class 1	American Funds® IS Capital World Bond Fund®— Class 1	American Funds® IS Global Growth Fund— Class 1	American Funds® IS Global Small Capitalization Fund— Class 1	American Funds® IS Growth Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$2,953	$3,116	$91,908	$3,674	$55,874
Mortality and expense risk charges	—	—	—	—	(527)

Net investment income (loss)	2,953	3,116	91,908	3,674	55,347

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,429	3,174	571,982	232,351	6,217,061
Cost of investments sold	(7,262)	(3,814)	(669,211)	(203,074)	(5,503,964)

Net realized gain (loss) on investments	167	(640)	(97,229)	29,277	713,097
Realized gain distribution received	—	—	663,325	13,793	1,762,263
Change in unrealized appreciation (depreciation) on investments	1,552	5,840	446,057	48,500	1,817,051

Net gain (loss) on investments	1,719	5,200	1,012,153	91,570	4,292,411

Net increase (decrease) in net assets resulting from operations	$4,672	$8,316	$1,104,061	$95,244	$4,347,758

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	American Funds® IS Growth- Income Fund— Class 1	American Funds® IS International Fund— Class 1	American Funds® IS New World Fund®— Class 1	American Funds® IS U.S. Government Securities Fund®— Class 1	American Funds® IS Washington Mutual Investors Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$46,733	$156,506	$353,618	$784	$124,431
Mortality and expense risk charges	—	(268)	(117)	—	(3)

Net investment income (loss)	46,733	156,238	353,501	784	124,428

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,967,484	3,820,767	3,721,064	320,627	752,961
Cost of investments sold	(1,476,566)	(4,388,674)	(4,166,283)	(324,826)	(544,501)

Net realized gain (loss) on investments	490,918	(567,907)	(445,219)	(4,199)	208,460
Realized gain distribution received	672,636	—	875,403	—	482,959
Change in unrealized appreciation (depreciation) on investments	(508,240)	2,820,679	5,089,924	8,641	323,318

Net gain (loss) on investments	655,314	2,252,772	5,520,108	4,442	1,014,737

Net increase (decrease) in net assets resulting from operations	$702,047	$2,409,010	$5,873,609	$5,226	$1,139,165

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares	BNY Mellon VIF Small Cap Portfolio— Initial Shares
INVESTMENT INCOME (LOSS):
Dividend income	$308,134	$66,301	$—	$31	$59
Mortality and expense risk charges	(237)	—	—	—	—

Net investment income (loss)	307,897	66,301	—	31	59

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	289,742	192,300	2,339,113	269	4,411
Cost of investments sold	(288,602)	(206,876)	(3,397,432)	(226)	(4,394)

Net realized gain (loss) on investments	1,140	(14,576)	(1,058,319)	43	17
Realized gain distribution received	707,523	2,222	1,956,970	999	—
Change in unrealized appreciation (depreciation) on investments	548,131	32,050	(319,814)	1,001	158

Net gain (loss) on investments	1,256,794	19,696	578,837	2,043	175

Net increase (decrease) in net assets resulting from operations	$1,564,691	$85,997	$578,837	$2,074	$234

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	ClearBridge Variable Appreciation Portfolio— Class I	ClearBridge Variable Large Cap Growth Portfolio— Class I	ClearBridge Variable Small Cap Growth Portfolio— Class I	Columbia Variable Portfolio— Disciplined Core Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$446	$—	$—	$—	$1,241
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	446	—	—	—	1,241

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	22,165	988,844	4,447,983	2,692	15,541
Cost of investments sold	(21,153)	(731,073)	(4,553,412)	(2,098)	(18,977)

Net realized gain (loss) on investments	1,012	257,771	(105,429)	594	(3,436)
Realized gain distribution received	12,738	175,963	299,785	—	—
Change in unrealized appreciation (depreciation) on investments	(3,319)	(214,957)	59,052	13,109	4,727

Net gain (loss) on investments	10,431	218,777	253,408	13,703	1,291

Net increase (decrease) in net assets resulting from operations	$10,877	$218,777	$253,408	$13,703	$2,532

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1	Columbia Variable Portfolio— Strategic Income Fund— Class 1	Davis Equity Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$2,440	$370	$3,996	$260,520	$53,986
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	2,440	370	3,996	260,520	53,986

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,532	133,840	77,627	372,602	369,375
Cost of investments sold	(7,139)	(132,500)	(93,307)	(400,896)	(298,288)

Net realized gain (loss) on investments	393	1,340	(15,680)	(28,294)	71,087
Realized gain distribution received	—	—	60,516	—	20,155
Change in unrealized appreciation (depreciation) on investments	1,122	8,135	50,192	23,925	154,521

Net gain (loss) on investments	1,515	9,475	95,028	(4,369)	245,763

Net increase (decrease) in net assets resulting from operations	$3,955	$9,845	$99,024	$256,151	$299,749

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Dimensional VIT Inflation- Protected Securities Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$221,953	$128,380	$406,087	$184,002	$615,159
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	221,953	128,380	406,087	184,002	615,159

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	917,059	4,587,761	1,456,216	1,148,531	1,964,216
Cost of investments sold	(885,084)	(4,485,272)	(1,304,474)	(910,449)	(2,484,905)

Net realized gain (loss) on investments	31,975	102,489	151,742	238,082	(520,689)
Realized gain distribution received	268,542	93,451	1,268,394	832,450	—
Change in unrealized appreciation (depreciation) on investments	1,519,581	890,849	871,736	(255,086)	983,110

Net gain (loss) on investments	1,820,098	1,086,789	2,291,872	815,446	462,421

Net increase (decrease) in net assets resulting from operations	$2,042,051	$1,215,169	$2,697,959	$999,448	$1,077,580

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	DWS Alternative Asset Allocation VIP— Class A	DWS Global Small Cap VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Balanced Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,758	$401	$478,110	$8,600	$25,900
Mortality and expense risk charges	—	—	(148)	—	—

Net investment income (loss)	2,758	401	477,962	8,600	25,900

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	12,617	3,439	9,132,089	342,377	1,000,937
Cost of investments sold	(12,463)	(3,153)	(12,204,806)	(291,924)	(959,966)

Net realized gain (loss) on investments	154	286	(3,072,717)	50,453	40,971
Realized gain distribution received	—	1,977	2,041,801	97,147	72,791
Change in unrealized appreciation (depreciation) on investments	3,736	3,718	4,960,085	(2,946)	84,619

Net gain (loss) on investments	3,890	5,981	3,929,169	144,654	198,381

Net increase (decrease) in net assets resulting from operations	$6,648	$6,382	$4,407,131	$153,254	$224,281

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity- Income PortfolioSM— Initial Class	Fidelity® VIP Extended Market Index Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$901,623	$24,358	$50,087	$42,737	$432,737
Mortality and expense risk charges	—	(4,412)	(773)	(33)	—

Net investment income (loss)	901,623	19,946	49,314	42,704	432,737

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,934,562	2,153,542	814,849	516,743	816,364
Cost of investments sold	(2,245,555)	(1,371,088)	(996,463)	(479,479)	(689,756)

Net realized gain (loss) on investments	(310,993)	782,454	(181,614)	37,264	126,608
Realized gain distribution received	—	2,781,327	19,293	131,993	—
Change in unrealized appreciation (depreciation) on investments	1,208,089	(198,333)	1,046,381	218,110	3,779,808

Net gain (loss) on investments	897,096	3,365,448	884,060	387,367	3,906,416

Net increase (decrease) in net assets resulting from operations	$1,798,719	$3,385,394	$933,374	$430,071	$4,339,153

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Fidelity® VIP Floating Rate High Income Portfolio— Initial Class	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2025 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,770	$18,500	$328,922	$2,202	$686,218
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	1,770	18,500	328,922	2,202	686,218

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	20,312	25,960	6,316,398	4,282	11,161,770
Cost of investments sold	(21,111)	(26,420)	(5,833,784)	(3,877)	(10,783,921)

Net realized gain (loss) on investments	(799)	(460)	482,614	405	377,849
Realized gain distribution received	—	7,051	551,541	2,449	1,354,956
Change in unrealized appreciation (depreciation) on investments	131	32,039	1,692	5,610	2,035,915

Net gain (loss) on investments	(668)	38,630	1,035,847	8,464	3,768,720

Net increase (decrease) in net assets resulting from operations	$1,102	$57,130	$1,364,769	$10,666	$4,454,938

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Fidelity® VIP Freedom 2035 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2045 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2055 PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$38,060	$320,499	$5,245	$83,018	$759
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	38,060	320,499	5,245	83,018	759

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	55,951	4,935,875	71,920	1,116,992	16,746
Cost of investments sold	(48,140)	(4,646,015)	(60,903)	(1,077,217)	(14,084)

Net realized gain (loss) on investments	7,811	289,860	11,017	39,775	2,662
Realized gain distribution received	43,051	1,140,966	17,821	334,985	3,568
Change in unrealized appreciation (depreciation) on investments	56,492	1,365,089	26,032	519,488	2,427

Net gain (loss) on investments	107,354	2,795,915	54,870	894,248	8,657

Net increase (decrease) in net assets resulting from operations	$145,414	$3,116,414	$60,115	$977,266	$9,416

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Fidelity® VIP Freedom 2060 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2065 PortfolioSM— Initial Class	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,555	$1,933	$2,640,916	$—	$13,261
Mortality and expense risk charges	—	—	(1,556)	—	(1)

Net investment income (loss)	1,555	1,933	2,639,360	—	13,260

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	13,246	39,376	43,784,415	1,096,084	184,142
Cost of investments sold	(10,423)	(32,850)	(43,784,415)	(726,246)	(124,115)

Net realized gain (loss) on investments	2,823	6,526	—	369,838	60,027
Realized gain distribution received	7,280	4,243	—	66,570	587,507
Change in unrealized appreciation (depreciation) on investments	6,918	(745)	—	366,538	(19,757)

Net gain (loss) on investments	17,021	10,024	—	802,946	627,777

Net increase (decrease) in net assets resulting from operations	$18,576	$11,957	$2,639,360	$802,946	$641,037

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Fidelity® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Capital Appreciation Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$3,800	$5,187,915	$45,190	$756,109	$1,745,971
Mortality and expense risk charges	—	(5,085)	—	—	(2,652)

Net investment income (loss)	3,800	5,182,830	45,190	756,109	1,743,319

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	373,621	63,704,916	3,366,474	864,086	7,175,636
Cost of investments sold	(383,144)	(26,368,314)	(2,766,151)	(763,244)	(7,902,851)

Net realized gain (loss) on investments	(9,523)	37,336,602	600,323	100,842	(727,215)
Realized gain distribution received	78,911	2,303,574	22,845	—	—
Change in unrealized appreciation (depreciation) on investments	44,310	31,626,245	140,371	6,769,286	2,316,367

Net gain (loss) on investments	113,698	71,266,421	763,539	6,870,128	1,589,152

Net increase (decrease) in net assets resulting from operations	$117,498	$76,449,251	$808,729	$7,626,237	$3,332,471

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class	Fidelity® VIP Technology Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$45,249	$101,931	$236,819	$39,074	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	45,249	101,931	236,819	39,074	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,342,694	288,772	2,130,508	1,104,918	668,448
Cost of investments sold	(1,082,108)	(207,447)	(2,170,119)	(1,051,498)	(379,621)

Net realized gain (loss) on investments	260,586	81,325	(39,611)	53,420	288,827
Realized gain distribution received	1,181,019	566,959	5,120	—	237,725
Change in unrealized appreciation (depreciation) on investments	(281,739)	398,016	214,411	(9,433)	351,419

Net gain (loss) on investments	1,159,866	1,046,300	179,920	43,987	877,971

Net increase (decrease) in net assets resulting from operations	$1,205,115	$1,148,231	$416,739	$83,061	$877,971

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Fidelity® VIP Total Market Index Portfolio— Initial Class	Fidelity® VIP Value Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco V.I. Core Plus Bond Fund— Series I Shares	Invesco V.I. Discovery Large Cap Fund— Series I Shares
INVESTMENT INCOME (LOSS):
Dividend income	$36,855	$26,275	$140	$90,570	$—
Mortality and expense risk charges	—	(3,679)	—	—	—

Net investment income (loss)	36,855	22,596	140	90,570	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	454,559	28,005	2,647	316,806	2,052
Cost of investments sold	(343,607)	(23,600)	(1,715)	(331,255)	(2,099)

Net realized gain (loss) on investments	110,952	4,405	932	(14,449)	(47)
Realized gain distribution received	—	145,457	729	—	5,762
Change in unrealized appreciation (depreciation) on investments	394,750	22,065	(543)	61,376	19

Net gain (loss) on investments	505,702	171,927	1,118	46,927	5,734

Net increase (decrease) in net assets resulting from operations	$542,557	$194,523	$1,258	$137,497	$5,734

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Invesco V.I. EQV International Equity Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. Main Street Mid Cap Fund®— Series I Shares	Invesco V.I. Main Street Small Cap Fund®— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares
INVESTMENT INCOME (LOSS):
Dividend income	$157,497	$48,886	$308	$4,889	$43,323
Mortality and expense risk charges	—	(248)	—	—	—

Net investment income (loss)	157,497	48,638	308	4,889	43,323

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,156,525	370,163	200,566	5,189	6,231,306
Cost of investments sold	(4,766,571)	(387,750)	(204,503)	(5,070)	(7,344,063)

Net realized gain (loss) on investments	(610,046)	(17,587)	(3,937)	119	(1,112,757)
Realized gain distribution received	699,035	—	9,076	109,731	1,617,568
Change in unrealized appreciation (depreciation) on investments	1,438,054	143,469	(1,875)	96,198	896,606

Net gain (loss) on investments	1,527,043	125,882	3,264	206,048	1,401,417

Net increase (decrease) in net assets resulting from operations	$1,684,540	$174,520	$3,572	$210,937	$1,444,740

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Janus Henderson Flexible Bond Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund Developing Growth Portfolio— Class VC
INVESTMENT INCOME (LOSS):
Dividend income	$39,733	$1,094	$4,748	$7,010	$209
Mortality and expense risk charges	—	—	(293)	(312)	—

Net investment income (loss)	39,733	1,094	4,455	6,698	209

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	30,778	2,098,076	78,987	30,722	15,003
Cost of investments sold	(35,217)	(1,750,305)	(52,383)	(22,180)	(13,901)

Net realized gain (loss) on investments	(4,439)	347,771	26,604	8,542	1,102
Realized gain distribution received	—	180,543	71,513	12,807	—
Change in unrealized appreciation (depreciation) on investments	18,303	(387,312)	53,214	69,579	12,782

Net gain (loss) on investments	13,864	141,002	151,331	90,928	13,884

Net increase (decrease) in net assets resulting from operations	$53,597	$142,096	$155,786	$97,626	$14,093

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP American Century Inflation Protection Fund— Service Class	LVIP American Century Inflation Protection Fund— Standard Class II	LVIP American Century Mid Cap Value Fund— Service Class	LVIP American Century Mid Cap Value Fund— Standard Class II
INVESTMENT INCOME (LOSS):
Dividend income	$2,358	$95,036	$3,699	$15,035	$564
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	2,358	95,036	3,699	15,035	564

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	74,002	455,321	246	22,156	22,437
Cost of investments sold	(66,935)	(531,586)	(287)	(22,938)	(21,947)

Net realized gain (loss) on investments	7,067	(76,265)	(41)	(782)	490
Realized gain distribution received	59,010	—	—	74,846	2,377
Change in unrealized appreciation (depreciation) on investments	(17,293)	70,601	(1,078)	(12,706)	(1,244)

Net gain (loss) on investments	48,784	(5,664)	(1,119)	61,358	1,623

Net increase (decrease) in net assets resulting from operations	$51,142	$89,372	$2,580	$76,393	$2,187

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	$		$		$		$		$
	LVIP American Century Value Fund— Service Class		LVIP American Century Value Fund— Standard Class II		LVIP Baron Growth Opportunities Fund— Service Class		LVIP Baron Growth Opportunities Fund— Standard Class		LVIP BlackRock Equity Dividend Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income		$25,430		$1,415		$—		$—		$3,624
Mortality and expense risk charges		—		—		(450)		—		—

Net investment income (loss)		25,430		1,415		(450)		—		3,624

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments		467,856		20,938		93,123		199		12,619
Cost of investments sold		(501,167)		(19,762)		(98,917)		(219)		(12,525)

Net realized gain (loss) on investments		(33,311)		1,176		(5,794)		(20)		94
Realized gain distribution received		138,525		7,008		129,132		2,310		4,284
Change in unrealized appreciation (depreciation) on investments		137,265		3,454		(241,801)		(4,140)		2,874

Net gain (loss) on investments		242,479		11,638		(118,463)		(1,850)		7,252

Net increase (decrease) in net assets resulting from operations		$267,909		$13,053		$(118,913)		$(1,850)		$10,876

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund— Standard Class	LVIP Franklin Templeton Multi-Factor International Equity Fund— Standard Class	LVIP JPMorgan Short Duration Bond Fund— Standard Class	LVIP Mondrian International Value Fund— Standard Class	LVIP SSgA Bond Index Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$109,007	$165,392	$65,616	$7,285	$376,864
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	109,007	165,392	65,616	7,285	376,864

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,895,435	435,274	117,751	1,064	3,132,857
Cost of investments sold	(1,804,982)	(365,647)	(112,211)	(864)	(3,803,661)

Net realized gain (loss) on investments	90,453	69,627	5,540	200	(670,804)
Realized gain distribution received	—	27,951	—	5,192	—
Change in unrealized appreciation (depreciation) on investments	859,026	1,143,229	16,791	38,443	1,051,071

Net gain (loss) on investments	949,479	1,240,807	22,331	43,835	380,267

Net increase (decrease) in net assets resulting from operations	$1,058,486	$1,406,199	$87,947	$51,120	$757,131

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class	MFS® Global Growth Portfolio— Initial Class	MFS® Global Real Estate Portfolio— Initial Class	MFS® Global Tactical Allocation Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$85,627	$863,894	$368	$36,397	$154,635
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	85,627	863,894	368	36,397	154,635

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	637,614	4,733,760	24,324	857,789	231,971
Cost of investments sold	(518,264)	(3,994,771)	(28,819)	(1,086,210)	(240,388)

Net realized gain (loss) on investments	119,350	738,989	(4,495)	(228,421)	(8,417)
Realized gain distribution received	—	—	13,237	—	128,099
Change in unrealized appreciation (depreciation) on investments	397,851	5,042,971	(860)	276,814	94,599

Net gain (loss) on investments	517,201	5,781,960	7,882	48,393	214,281

Net increase (decrease) in net assets resulting from operations	$602,828	$6,645,854	$8,250	$84,790	$368,916

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	MFS® International Growth Portfolio— Initial Class	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Growth Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$16,655	$414,496	$6	$—	$85,593
Mortality and expense risk charges	—	—	(1)	—	—

Net investment income (loss)	16,655	414,496	5	—	85,593

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	615,900	8,236,731	1	9,810,453	2,348,396
Cost of investments sold	(519,689)	(8,661,400)	—	(9,994,520)	(2,196,749)

Net realized gain (loss) on investments	96,211	(424,669)	1	(184,067)	151,647
Realized gain distribution received	99,079	1,501,742	145	885,019	744,974
Change in unrealized appreciation (depreciation) on investments	162,136	6,129,548	(103)	(356,001)	(499,555)

Net gain (loss) on investments	357,426	7,206,621	43	344,951	397,066

Net increase (decrease) in net assets resulting from operations	$374,081	$7,621,117	$48	$344,951	$482,659

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	MFS® New Discovery Series— Initial Class	MFS® New Discovery Value Portfolio— Initial Class	MFS® Research International Portfolio— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$—	$10,247	$35,450	$1,226,338	$96,153
Mortality and expense risk charges	—	—	—	(565)	—

Net investment income (loss)	—	10,247	35,450	1,225,773	96,153

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,087	118,283	5,153,071	20,193,390	29,964
Cost of investments sold	(4,496)	(134,783)	(4,830,020)	(16,486,280)	(41,424)

Net realized gain (loss) on investments	(1,409)	(16,500)	323,051	3,707,110	(11,460)
Realized gain distribution received	—	62,442	—	5,704,978	—
Change in unrealized appreciation (depreciation) on investments	1,513	(38,675)	289,822	(946,080)	11,470

Net gain (loss) on investments	104	7,267	612,873	8,466,008	10

Net increase (decrease) in net assets resulting from operations	$104	$17,514	$648,323	$9,691,781	$96,163

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I	Neuberger Berman AMT Quality Equity Portfolio— Class I	Nomura VIP Emerging Markets Series— Standard Class	Nomura VIP International Core Equity Series— Standard Class	Nomura VIP Small Cap Value Series— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$308	$—	$28,496	$1,293	$193,576
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	308	—	28,496	1,293	193,576

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,797	4,694	998,172	1,833	12,463,543
Cost of investments sold	(2,296)	(2,943)	(717,024)	(1,695)	(11,881,906)

Net realized gain (loss) on investments	(499)	1,751	281,148	138	581,637
Realized gain distribution received	7,216	14,913	3,653	4,758	942,756
Change in unrealized appreciation (depreciation) on investments	391	15,489	777,444	14,773	(823,615)

Net gain (loss) on investments	7,108	32,153	1,062,245	19,669	700,778

Net increase (decrease) in net assets resulting from operations	$7,416	$32,153	$1,090,741	$20,962	$894,354

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	PIMCO VIT High Yield Portfolio— Administrative Class	PIMCO VIT High Yield Portfolio— Institutional Class
INVESTMENT INCOME (LOSS):
Dividend income	$87,536	$150,709	$3,799	$242,097	$13,371
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	87,536	150,709	3,799	242,097	13,371

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	542,384	1,238,265	15,358	3,123,100	214,773
Cost of investments sold	(659,161)	(1,490,222)	(15,959)	(3,071,934)	(215,684)

Net realized gain (loss) on investments	(116,777)	(251,957)	(601)	51,166	(911)
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	197,510	503,006	6,517	37,891	4,991

Net gain (loss) on investments	80,733	251,049	5,916	89,057	4,080

Net increase (decrease) in net assets resulting from operations	$168,269	$401,758	$9,715	$331,154	$17,451

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class
INVESTMENT INCOME (LOSS):
Dividend income	$243,437	$4,088	$601,641	$1,591	$445,921
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	243,437	4,088	601,641	1,591	445,921

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,743,262	18,780	1,461,375	14,885	6,503,117
Cost of investments sold	(4,684,360)	(20,349)	(2,845,318)	(21,203)	(6,893,843)

Net realized gain (loss) on investments	58,902	(1,569)	(1,383,943)	(6,318)	(390,726)
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	152,455	1,771	1,928,203	7,852	550,828

Net gain (loss) on investments	211,357	202	544,260	1,534	160,102

Net increase (decrease) in net assets resulting from operations	$454,794	$4,290	$1,145,901	$3,125	$606,023

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Real Return Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Institutional Class	PIMCO VIT Short- Term Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class
INVESTMENT INCOME (LOSS):
Dividend income	$20,382	$429,280	$5,508	$82	$850,691
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	20,382	429,280	5,508	82	850,691

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	334,647	4,335,867	185,863	29	2,094,497
Cost of investments sold	(326,016)	(4,970,179)	(183,104)	(29)	(2,624,253)

Net realized gain (loss) on investments	8,631	(634,312)	2,759	—	(529,756)
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(1,333)	1,154,581	1,868	2	1,444,057

Net gain (loss) on investments	7,298	520,269	4,627	2	914,301

Net increase (decrease) in net assets resulting from operations	$27,680	$949,549	$10,135	$84	$1,764,992

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	PIMCO VIT Total Return Portfolio— Institutional Class	Principal VC Real Estate Securities Account— Class 1	Putnam VT International Value Fund— Class IA	Schwab® S&P 500 Index Portfolio	T. Rowe Price All-Cap Opportunities Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$9,590	$11,826	$342	$72,025	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	9,590	11,826	342	72,025	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	39,160	93,827	6,980	478,833	174,577
Cost of investments sold	(38,090)	(99,587)	(6,409)	(322,938)	(165,322)

Net realized gain (loss) on investments	1,070	(5,760)	571	155,895	9,255
Realized gain distribution received	—	26,642	209	—	397,103
Change in unrealized appreciation (depreciation) on investments	8,995	(27,253)	20,810	888,210	114,664

Net gain (loss) on investments	10,065	(6,371)	21,590	1,044,105	521,022

Net increase (decrease) in net assets resulting from operations	$19,655	$5,455	$21,932	$1,116,130	$521,022

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Moderate Allocation Portfolio	Thrivent Aggressive Allocation Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$—	$26,103	$25,310	$52,678	$7,043
Mortality and expense risk charges	—	(1,243)	(925)	—	—

Net investment income (loss)	—	24,860	24,385	52,678	7,043

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	22,761,237	607,691	106,868	183,801	30,434
Cost of investments sold	(16,878,063)	(583,539)	(108,475)	(166,545)	(25,180)

Net realized gain (loss) on investments	5,883,174	24,152	(1,607)	17,256	5,254
Realized gain distribution received	13,007,798	114,645	—	104,138	33,742
Change in unrealized appreciation (depreciation) on investments	4,326,161	127,971	8,742	143,623	57,604

Net gain (loss) on investments	23,217,133	266,768	7,135	265,017	96,600

Net increase (decrease) in net assets resulting from operations	$23,217,133	$291,628	$31,520	$317,695	$103,643

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Thrivent Conservative Allocation Portfolio	Thrivent Global Stock Portfolio	Thrivent Large Cap Growth Portfolio	Thrivent Mid Cap Index Portfolio	Thrivent Mid Cap Stock Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$19,639	$7,971	$2,233	$137,718	$892
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	19,639	7,971	2,233	137,718	892

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	41,232	108,597	11,971	2,567,171	1,933,204
Cost of investments sold	(37,909)	(103,544)	(12,921)	(2,268,062)	(1,775,652)

Net realized gain (loss) on investments	3,323	5,053	(950)	299,109	157,552
Realized gain distribution received	—	39,103	42,966	493,059	11,774
Change in unrealized appreciation (depreciation) on investments	20,081	24,609	43,576	(63,695)	(238,605)

Net gain (loss) on investments	23,404	68,765	85,592	728,473	(69,279)

Net increase (decrease) in net assets resulting from operations	$43,043	$76,736	$87,825	$866,191	$(68,387)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Thrivent Small Cap Index Portfolio	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares
INVESTMENT INCOME (LOSS):
Dividend income	$84,361	$457	$342	$2,942	$726
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	84,361	457	342	2,942	726

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	30,748,756	214,527	618	5,849	3,645
Cost of investments sold	(24,132,837)	(131,091)	(501)	(5,000)	(2,333)

Net realized gain (loss) on investments	6,615,919	83,436	117	849	1,312
Realized gain distribution received	280,383	555	189	802	905
Change in unrealized appreciation (depreciation) on investments	(6,502,598)	(53,114)	1,252	6,834	6,053

Net gain (loss) on investments	393,704	30,877	1,558	8,485	8,270

Net increase (decrease) in net assets resulting from operations	$478,065	$31,334	$1,900	$11,427	$8,996

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Emerging Markets Bond Fund— Initial Class Shares	Victory RS Small Cap Growth Equity VIP Series— Class I Shares
INVESTMENT INCOME (LOSS):
Dividend income	$415	$509	$3,971	$21,908	$2,821
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	415	509	3,971	21,908	2,821

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,669	8,224	9,731	13,893	807,273
Cost of investments sold	(11,878)	(18,492)	(7,085)	(13,791)	(684,419)

Net realized gain (loss) on investments	(4,209)	(10,268)	2,646	102	122,854
Realized gain distribution received	—	—	3,675	—	—
Change in unrealized appreciation (depreciation) on investments	6,096	11,975	19,211	48,237	(145,445)

Net gain (loss) on investments	1,887	1,707	25,532	48,339	(22,591)

Net increase (decrease) in net assets resulting from operations	$2,302	$2,216	$29,503	$70,247	$(19,770)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Voya High Yield Portfolio— Class I	Voya Index Solution 2030 Portfolio— Class Z	Voya Index Solution 2040 Portfolio— Class Z	Voya Index Solution 2050 Portfolio— Class Z	Voya Limited Maturity Bond Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$2,172	$8,541	$4,092	$2,154	$159,938
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	2,172	8,541	4,092	2,154	159,938

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,966	37,767	7,501	99,527	1,010,742
Cost of investments sold	(2,860)	(31,288)	(5,896)	(81,887)	(1,073,169)

Net realized gain (loss) on investments	106	6,479	1,605	17,640	(62,427)
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	689	23,493	27,043	5,821	97,295

Net gain (loss) on investments	795	29,972	28,648	23,461	34,868

Net increase (decrease) in net assets resulting from operations	$2,967	$38,513	$32,740	$25,615	$194,806

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	Voya MidCap Opportunities Portfolio— Class I	Voya Russell™ Mid Cap Index Portfolio— Class I	Voya Small Company Portfolio— Class I	VY® JPMorgan Mid Cap Value Portfolio— Class I	VY® JPMorgan Small Cap Core Equity Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$—	$139,853	$15,895	$4,800	$29,367
Mortality and expense risk charges	—	(188)	—	—	—

Net investment income (loss)	—	139,665	15,895	4,800	29,367

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	14,469	2,897,551	257,524	41,005	348,713
Cost of investments sold	(9,793)	(3,138,486)	(216,695)	(40,936)	(445,258)

Net realized gain (loss) on investments	4,676	(240,935)	40,829	69	(96,545)
Realized gain distribution received	69,692	1,328,146	203,473	60,024	602,471
Change in unrealized appreciation (depreciation) on investments	(46,739)	139,821	(128,015)	(45,570)	(285,363)

Net gain (loss) on investments	27,629	1,227,032	116,287	14,523	220,563

Net increase (decrease) in net assets resulting from operations	$27,629	$1,366,697	$132,182	$19,323	$249,930

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2025

	VY® Morgan Stanley Global Franchise Portfolio— Class R6	VY® T. Rowe Price Capital Appreciation Portfolio— Class I	Western Asset Core Plus VIT Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$947	$21,327	$40,004
Mortality and expense risk charges	—	—	—

Net investment income (loss)	947	21,327	40,004

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	125,461	220,829	1,243,432
Cost of investments sold	(156,619)	(212,901)	(1,426,572)

Net realized gain (loss) on investments	(31,158)	7,928	(183,140)
Realized gain distribution received	28,717	136,545	—
Change in unrealized appreciation (depreciation) on investments	7,101	(54,819)	234,924

Net gain (loss) on investments	4,660	89,654	51,784

Net increase (decrease) in net assets resulting from operations	$5,607	$110,981	$91,788

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP American Century Sustainable Equity— Initial Class		NYLI VP Bond— Initial Class		NYLI VP Candriam Emerging Markets Equity— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$25,156	$27,429	$1,360,446	$1,420,112	$7,977	$18,537
Net realized gain (loss) on investments	(27,174)	(25,329)	(1,185,801)	(1,049,090)	(37,579)	(19,040)
Realized gain distribution received	146,807	65,885	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	155,575	409,884	1,628,099	6,152	708,489	230,656

Net increase (decrease) in net assets resulting from operations	300,364	477,869	1,802,744	377,174	678,887	230,153

Contributions and (Withdrawals):
Payments received from policyowners	4,894	8,444	111,773	71,107	—	—
Cost of insurance	(88,355)	(86,589)	(320,751)	(350,885)	(25,514)	(36,688)
Policyowners’ surrenders	(85,027)	(22,793)	(2,071,774)	(25,748)	(126,553)	(12,726)
Net transfers from (to) Fixed Account	(18,129)	(9,027)	76,068	(996,586)	(18,143)	(2,780)
Transfers between Investment Divisions	(15,643)	906	(1,070,004)	(2,737,093)	—	—
Policyowners’ death benefits	(6,024)	—	(204,963)	(121,012)	(1,785)	—

Net contributions and (withdrawals)	(208,284)	(109,059)	(3,479,651)	(4,160,217)	(171,995)	(52,194)

Increase (decrease) in net assets	92,080	368,810	(1,676,907)	(3,783,043)	506,892	177,959
NET ASSETS:
Beginning of period	2,827,315	2,458,505	29,923,042	33,706,085	2,023,495	1,845,536

End of period	$2,919,395	$2,827,315	$28,246,135	$29,923,042	$2,530,387	$2,023,495

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP Dimensional U.S. Equity— Initial Class		NYLI VP Epoch U.S. Equity Yield— Initial Class		NYLI VP Fidelity Institutional AM® Utilities— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,771	$7,205	$49,274	$53,505	$74,413	$89,145
Net realized gain (loss) on investments	30,884	73,715	66,997	30,819	45,949	6,817
Realized gain distribution received	259,883	—	238,996	115,993	377,041	264,052
Change in unrealized appreciation (depreciation) on investments	(135,861)	183,703	(77,661)	107,833	(93,692)	520,163

Net increase (decrease) in net assets resulting from operations	160,677	264,623	277,606	308,150	403,711	880,177

Contributions and (Withdrawals):
Payments received from policyowners	26,076	28,413	32,175	60,232	49,080	70,941
Cost of insurance	(34,787)	(36,847)	(50,989)	(47,209)	(84,878)	(81,526)
Policyowners’ surrenders	(62,937)	(75,330)	(274)	(51,871)	(24,533)	(61,186)
Net transfers from (to) Fixed Account	14,014	4,240	(46,708)	62,293	(62,223)	(22,597)
Transfers between Investment Divisions	(32)	(203,610)	(48,062)	(15,825)	(1,023,896)	(71,389)
Policyowners’ death benefits	—	—	(37,874)	—	—	—

Net contributions and (withdrawals)	(57,666)	(283,134)	(151,732)	7,620	(1,146,450)	(165,757)

Increase (decrease) in net assets	103,011	(18,511)	125,874	315,770	(742,739)	714,420
NET ASSETS:
Beginning of period	1,219,281	1,237,792	2,006,199	1,690,429	3,801,144	3,086,724

End of period	$1,322,292	$1,219,281	$2,132,073	$2,006,199	$3,058,405	$3,801,144

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP Floating Rate— Initial Class		NYLI VP Hedge Multi- Strategy— Initial Class		NYLI VP Income Builder— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$18,156,351	$6,386,952	$6,319	$723	$3,136	$2,366
Net realized gain (loss) on investments	(132,314)	14,348	5,356	232	2,532	1,618
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(4,455,822)	(494,554)	5,860	13,766	10,567	3,800

Net increase (decrease) in net assets resulting from operations	13,568,215	5,906,746	17,535	14,721	16,235	7,784

Contributions and (Withdrawals):
Payments received from policyowners	116,552	230,255	62,589	56,324	14,226	17,772
Cost of insurance	(3,347,190)	(1,113,554)	(8,376)	(7,818)	(2,585)	(2,155)
Policyowners’ surrenders	(675,679)	(310,559)	(7,216)	—	(1,931)	—
Net transfers from (to) Fixed Account	(61,682)	(37,667)	(1,434)	29,048	(847)	(10,771)
Transfers between Investment Divisions	74,048,408	199,999,390	(81,877)	343	90,712	264
Policyowners’ death benefits	(1,139,558)	(175,055)	—	—	—	—

Net contributions and (withdrawals)	68,940,851	198,592,810	(36,314)	77,897	99,575	5,110

Increase (decrease) in net assets	82,509,066	204,499,556	(18,779)	92,618	115,810	12,894
NET ASSETS:
Beginning of period	208,808,569	4,309,013	267,977	175,359	88,033	75,139

End of period	$291,317,635	$208,808,569	$249,198	$267,977	$203,843	$88,033

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP Janus Henderson Balanced— Initial Class		NYLI VP MacKay Convertible— Initial Class		NYLI VP MacKay High Yield Corporate Bond— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$150,317	$162,111	$13,924,384	$20,293,948	$16,118,507	$3,707,612
Net realized gain (loss) on investments	462,569	104,205	(59,956,438)	(43,567,607)	(209,293)	(366,517)
Realized gain distribution received	394,885	—	—	9,042,704	—	—
Change in unrealized appreciation (depreciation) on investments	120,112	986,571	92,890,181	61,413,544	(6,144,732)	786,393

Net increase (decrease) in net assets resulting from operations	1,127,883	1,252,887	46,858,127	47,182,589	9,764,482	4,127,488

Contributions and (Withdrawals):
Payments received from policyowners	131,792	173,075	46,406	82,795	311,935	717,308
Cost of insurance	(166,749)	(164,104)	(4,328,511)	(7,024,504)	(2,113,227)	(943,432)
Policyowners’ surrenders	(22,351)	(111,145)	(239,536)	(26,590)	(2,301,427)	(268,552)
Net transfers from (to) Fixed Account	(112,732)	(18,936)	4,995	(34,968)	1,318,051	3,451,157
Transfers between Investment Divisions	(1,595,954)	(12,190)	(299,679,372)	(199,818,834)	226,254,506	1,766,362
Policyowners’ death benefits	(14,648)	(137,217)	(2,807,143)	(3,486,977)	(499,417)	(367,294)

Net contributions and (withdrawals)	(1,780,642)	(270,517)	(307,003,161)	(210,309,078)	222,970,421	4,355,549

Increase (decrease) in net assets	(652,759)	982,370	(260,145,034)	(163,126,489)	232,734,903	8,483,037
NET ASSETS:
Beginning of period	9,320,509	8,338,139	484,242,650	647,369,139	63,799,451	55,316,414

End of period	$8,667,750	$9,320,509	$224,097,616	$484,242,650	$296,534,354	$63,799,451

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class		NYLI VP Natural Resources— Initial Class		NYLI VP PineStone International Equity— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$32,584	$18,633	$91,673	$97,880	$143,488	$86,990
Net realized gain (loss) on investments	10,656	(45,527)	(107,137)	1,147,112	(375,910)	(242,999)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	39,080	38,345	710,332	(1,220,367)	2,415,176	787,527

Net increase (decrease) in net assets resulting from operations	82,320	11,451	694,868	24,625	2,182,754	631,518

Contributions and (Withdrawals):
Payments received from policyowners	99,181	83,263	125,435	115,449	13,622	260,732
Cost of insurance	(38,048)	(37,758)	(82,246)	(80,139)	(187,043)	(285,292)
Policyowners’ surrenders	(247,310)	(7,649)	(89,886)	(49,236)	(18,751)	(23,566)
Net transfers from (to) Fixed Account	67	(57,106)	(17,609)	39,829	3,785,760	1,790,205
Transfers between Investment Divisions	2,272,094	(141,146)	2,610,973	(474,632)	(231,781)	(750,039)
Policyowners’ death benefits	(1,384)	—	(1,575)	(25,926)	(104,501)	(142,026)

Net contributions and (withdrawals)	2,084,600	(160,396)	2,545,092	(474,655)	3,257,306	850,014

Increase (decrease) in net assets	2,166,920	(148,945)	3,239,960	(450,030)	5,440,060	1,481,532
NET ASSETS:
Beginning of period	880,179	1,029,124	3,860,016	4,310,046	16,149,940	14,668,408

End of period	$3,047,099	$880,179	$7,099,976	$3,860,016	$21,590,000	$16,149,940

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP S&P 500 Index— Initial Class		NYLI VP Schroders Mid Cap Opportunities— Initial Class		NYLI VP Small Cap Growth— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,678,974	$5,855,109	$131,508	$100,662	$—	$—
Net realized gain (loss) on investments	10,355,248	11,939,623	(3,019,291)	(1,912,060)	(204,446)	(407,219)
Realized gain distribution received	3,443,372	1,998,353	—	—	304,735	—
Change in unrealized appreciation (depreciation) on investments	94,448,611	112,083,376	5,380,893	4,835,897	99,402	886,117

Net increase (decrease) in net assets resulting from operations	113,926,205	131,876,461	2,493,110	3,024,499	199,691	478,898

Contributions and (Withdrawals):
Payments received from policyowners	94,899	424,807	59,164	98,869	80,613	105,285
Cost of insurance	(3,481,083)	(4,159,089)	(374,624)	(359,524)	(81,135)	(97,177)
Policyowners’ surrenders	(362,019)	(83,046)	(78,963)	(21,461)	(78,744)	(62,749)
Net transfers from (to) Fixed Account	(92,355)	(13,072)	(2,038,271)	2,829,197	(27,408)	10,064
Transfers between Investment Divisions	(19,887)	(855,878)	72,528	(1,578,985)	211,033	(697,974)
Policyowners’ death benefits	(7,930,376)	(9,657,240)	(246,925)	(212,780)	(26,153)	(18,364)

Net contributions and (withdrawals)	(11,790,821)	(14,343,518)	(2,607,091)	755,316	78,206	(760,915)

Increase (decrease) in net assets	102,135,384	117,532,943	(113,981)	3,779,815	277,897	(282,017)
NET ASSETS:
Beginning of period	659,662,618	542,129,675	32,671,196	28,891,381	3,955,375	4,237,392

End of period	$761,798,002	$659,662,618	$32,557,215	$32,671,196	$4,233,272	$3,955,375

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP U.S. Government Money Market— Initial Class		NYLI VP Wellington Growth— Initial Class		NYLI VP Wellington Small Cap— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,214,025	$2,257,443	$—	$—	$21,259	$29,791
Net realized gain (loss) on investments	—	1	(459)	(905)	(84,897)	(461,465)
Realized gain distribution received	—	—	3,796	—	—	—
Change in unrealized appreciation (depreciation) on investments	—	(1)	4,406	11,255	246,487	843,641

Net increase (decrease) in net assets resulting from operations	2,214,025	2,257,443	7,743	10,350	182,849	411,967

Contributions and (Withdrawals):
Payments received from policyowners	2,885,991	4,204,203	—	—	38,923	71,520
Cost of insurance	(1,219,295)	(1,131,114)	(3,978)	(3,359)	(48,728)	(63,119)
Policyowners’ surrenders	(2,842,569)	(6,020,080)	—	—	(225,312)	(52,213)
Net transfers from (to) Fixed Account	(29,160)	532,103	—	—	(5,953)	(18,823)
Transfers between Investment Divisions	3,526,702	12,630,611	—	—	(173,380)	(899,574)
Policyowners’ death benefits	(834,667)	(234,000)	—	—	(12,670)	—

Net contributions and (withdrawals)	1,487,002	9,981,723	(3,978)	(3,359)	(427,120)	(962,209)

Increase (decrease) in net assets	3,701,027	12,239,166	3,765	6,991	(244,271)	(550,242)
NET ASSETS:
Beginning of period	54,561,522	42,322,356	47,755	40,764	2,190,451	2,740,693

End of period	$58,262,549	$54,561,522	$51,520	$47,755	$1,946,180	$2,190,451

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP Winslow Large Cap Growth— Initial Class		AB VPS Discovery Value Portfolio— Class A		AB VPS International Value Portfolio— Class A
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(101)	$(99)	$12,168	$13,440	$—	$1
Net realized gain (loss) on investments	(10,814)	128,473	17,448	(103,384)	18	—
Realized gain distribution received	811,825	659,458	157,437	76,526	—	—
Change in unrealized appreciation (depreciation) on investments	82,757	1,057,363	(146,102)	145,346	(3)	1

Net increase (decrease) in net assets resulting from operations	883,667	1,845,195	40,951	131,928	15	2

Contributions and (Withdrawals):
Payments received from policyowners	162,911	202,935	45,208	87,618	5	—
Cost of insurance	(112,383)	(109,387)	(25,692)	(32,454)	22	(5)
Policyowners’ surrenders	(40,872)	(46,897)	(35,271)	(52,875)	—	—
Net transfers from (to) Fixed Account	(55,321)	12,759	(38,273)	(56,795)	—	—
Transfers between Investment Divisions	(1,719,642)	(381,409)	(235,217)	(105,581)	—	—
Policyowners’ death benefits	—	—	(8,772)	—	(85)	—

Net contributions and (withdrawals)	(1,765,307)	(321,999)	(298,017)	(160,087)	(58)	(5)

Increase (decrease) in net assets	(881,640)	1,523,196	(257,066)	(28,159)	(43)	(3)
NET ASSETS:
Beginning of period	8,050,069	6,526,873	1,728,765	1,756,924	43	46

End of period	$7,168,429	$8,050,069	$1,471,699	$1,728,765	$—	$43

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	AB VPS Large Cap Growth Portfolio— Class A		AB VPS Relative Value Portfolio— Class A		AB VPS Small Cap Growth Portfolio— Class A
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$12,802	$7,076	$5,103	$—	$1,465
Net realized gain (loss) on investments	5,143,754	921,563	391	4,604	(557,661)	(109,609)
Realized gain distribution received	1,899,128	948,705	51,555	12,122	—	—
Change in unrealized appreciation (depreciation) on investments	(4,400,900)	3,101,578	3	9,645	774,934	(89,453)

Net increase (decrease) in net assets resulting from operations	2,641,982	4,984,648	59,025	31,474	217,273	(197,597)

Contributions and (Withdrawals):
Payments received from policyowners	211,434	224,512	89,196	53,098	20,902	24,617
Cost of insurance	(321,279)	(338,959)	(7,396)	(4,428)	(61,432)	(14,897)
Policyowners’ surrenders	(100,622)	(12,602)	—	—	(326)	(12,308)
Net transfers from (to) Fixed Account	27,701	14,740	101,646	4,483	(5,808)	4,563
Transfers between Investment Divisions	(1,843,109)	(4,126,922)	32,737	101,840	(104,415)	3,885,521
Policyowners’ death benefits	(65,644)	(1,046)	—	—	—	—

Net contributions and (withdrawals)	(2,091,519)	(4,240,277)	216,183	154,993	(151,079)	3,887,496

Increase (decrease) in net assets	550,463	744,371	275,208	186,467	66,194	3,689,899
NET ASSETS:
Beginning of period	21,007,708	20,263,337	469,774	283,307	4,219,341	529,442

End of period	$21,558,171	$21,007,708	$744,982	$469,774	$4,285,535	$4,219,341

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Alger Small Cap Growth Portfolio— Class I-2 Shares		American Funds® IS American Funds Global Balanced Fund— Class 1		American Funds® IS Asset Allocation Fund— Class 1
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$2,320	$2,176	$1,829	$623,583	$569,098
Net realized gain (loss) on investments	3,476	12,568	733	(461)	168,332	183,429
Realized gain distribution received	7,415	—	4,559	—	1,882,698	992,923
Change in unrealized appreciation (depreciation) on investments	23,681	32,748	11,986	3,418	1,459,622	1,885,733

Net increase (decrease) in net assets resulting from operations	34,572	47,636	19,454	4,786	4,134,235	3,631,183

Contributions and (Withdrawals):
Payments received from policyowners	15,685	14,317	28,478	31,989	1,965,614	1,479,504
Cost of insurance	(10,607)	(11,452)	(3,324)	(2,707)	(467,449)	(428,081)
Policyowners’ surrenders	(1,240)	(16,236)	(4,360)	(5,027)	(834,577)	(630,046)
Net transfers from (to) Fixed Account	(12,366)	(9,278)	(2)	5,965	55,692	(249,752)
Transfers between Investment Divisions	3,038	(39,697)	11,191	(12,309)	206,227	(433,493)
Policyowners’ death benefits	—	—	—	—	(195,483)	(177,850)

Net contributions and (withdrawals)	(5,490)	(62,346)	31,983	17,911	730,024	(439,718)

Increase (decrease) in net assets	29,082	(14,710)	51,437	22,697	4,864,259	3,191,465
NET ASSETS:
Beginning of period	610,888	625,598	94,698	72,001	25,466,489	22,275,024

End of period	$639,970	$610,888	$146,135	$94,698	$30,330,748	$25,466,489

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	American Funds® IS The Bond Fund of America® — Class 1		American Funds® IS Capital World Bond Fund® — Class 1		American Funds® IS Global Growth Fund— Class 1
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,953	$2,723	$3,116	$2,217	$91,908	$86,081
Net realized gain (loss) on investments	167	1	(640)	(1,610)	(97,229)	(36,422)
Realized gain distribution received	—	—	—	—	663,325	135,942
Change in unrealized appreciation (depreciation) on investments	1,552	(1,583)	5,840	(3,291)	446,057	410,718

Net increase (decrease) in net assets resulting from operations	4,672	1,141	8,316	(2,684)	1,104,061	596,319

Contributions and (Withdrawals):
Payments received from policyowners	3,468	5,837	4,699	4,635	240,326	234,321
Cost of insurance	(641)	(608)	(2,817)	(2,593)	(74,102)	(67,458)
Policyowners’ surrenders	(4,413)	—	(360)	(2,027)	(68,732)	(149,298)
Net transfers from (to) Fixed Account	89	—	—	—	(53,784)	19,848
Transfers between Investment Divisions	1,454	18,800	4,232	6,136	178,412	(222,051)
Policyowners’ death benefits	—	—	—	—	(48,706)	(9,470)

Net contributions and (withdrawals)	(43)	24,029	5,754	6,151	173,414	(194,108)

Increase (decrease) in net assets	4,629	25,170	14,070	3,467	1,277,475	402,211
NET ASSETS:
Beginning of period	63,566	38,396	86,799	83,332	4,879,359	4,477,148

End of period	$68,195	$63,566	$100,869	$86,799	$6,156,834	$4,879,359

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	American Funds® IS Global Small Capitalization Fund— Class 1		American Funds® IS Growth Fund— Class 1		American Funds® IS Growth-Income Fund— Class 1
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,674	$10,969	$55,347	$116,605	$46,733	$61,276
Net realized gain (loss) on investments	29,277	(185,727)	713,097	(21,369)	490,918	135,382
Realized gain distribution received	13,793	35,072	1,762,263	479,518	672,636	189,009
Change in unrealized appreciation (depreciation) on investments	48,500	173,517	1,817,051	5,165,416	(508,240)	542,569

Net increase (decrease) in net assets resulting from operations	95,244	33,831	4,347,758	5,740,170	702,047	928,236

Contributions and (Withdrawals):
Payments received from policyowners	40,247	100,313	340,323	392,583	104,043	100,461
Cost of insurance	(10,606)	(12,491)	(348,647)	(321,906)	(112,185)	(123,616)
Policyowners’ surrenders	(12,679)	(239,230)	(345,656)	(282,752)	(1,175,855)	(85,417)
Net transfers from (to) Fixed Account	(3,196)	(619)	(280,431)	(38,103)	(311,653)	21,524
Transfers between Investment Divisions	(73,901)	(121,874)	1,508,537	(1,623,307)	248,629	32,391
Policyowners’ death benefits	(1,864)	—	(102,752)	—	(19)	—

Net contributions and (withdrawals)	(61,999)	(273,901)	771,374	(1,873,485)	(1,247,040)	(54,657)

Increase (decrease) in net assets	33,245	(240,070)	5,119,132	3,866,685	(544,993)	873,579
NET ASSETS:
Beginning of period	661,664	901,734	22,195,372	18,328,687	4,946,059	4,072,480

End of period	$694,909	$661,664	$27,314,504	$22,195,372	$4,401,066	$4,946,059

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	American Funds® IS International Fund— Class 1		American Funds® IS New World Fund®— Class 1		American Funds® IS U.S. Government Securities Fund®— Class 1
	2025	2024	2025	2024	2025	2024 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$156,238	$157,533	$353,501	$330,504	$784	$11,668
Net realized gain (loss) on investments	(567,907)	(95,504)	(445,219)	63,246	(4,199)	44
Realized gain distribution received	—	—	875,403	91,400	—	—
Change in unrealized appreciation (depreciation) on investments	2,820,679	254,373	5,089,924	796,692	8,641	(8,470)

Net increase (decrease) in net assets resulting from operations	2,409,010	316,402	5,873,609	1,281,842	5,226	3,242

Contributions and (Withdrawals):
Payments received from policyowners	247,489	663,563	141,804	97,301	3,563	4,721
Cost of insurance	(224,764)	(257,988)	(255,521)	(217,320)	(1,085)	(1,879)
Policyowners’ surrenders	(2,373,038)	(70,100)	(24,623)	(52,758)	—	—
Net transfers from (to) Fixed Account	(399,735)	19,471	1,722,193	239,658	(15,494)	13,231
Transfers between Investment Divisions	591,426	(246,052)	3,241,470	(121,708)	(304,672)	311,426
Policyowners’ death benefits	(184,426)	(63,076)	(138,165)	(271,938)	—	—

Net contributions and (withdrawals)	(2,343,048)	45,818	4,687,158	(326,765)	(317,688)	327,499

Increase (decrease) in net assets	65,962	362,220	10,560,767	955,077	(312,462)	330,741
NET ASSETS:
Beginning of period	10,671,380	10,309,160	19,958,872	19,003,795	330,741	—

End of period	$10,737,342	$10,671,380	$30,519,639	$19,958,872	$18,279	$330,741

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	American Funds® IS Washington Mutual Investors Fund— Class 1		BlackRock® Global Allocation V.I. Fund— Class I		BlackRock® High Yield V.I. Fund— Class I
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$124,428	$26,697	$307,897	$104,776	$66,301	$66,467
Net realized gain (loss) on investments	208,460	(6,406)	1,140	(21,462)	(14,576)	(17,201)
Realized gain distribution received	482,959	13,398	707,523	490,510	2,222	—
Change in unrealized appreciation (depreciation) on investments	323,318	227,744	548,131	102,264	32,050	26,997

Net increase (decrease) in net assets resulting from operations	1,139,165	261,433	1,564,691	676,088	85,997	76,263

Contributions and (Withdrawals):
Payments received from policyowners	430,320	127,792	370,302	428,963	78,479	56,548
Cost of insurance	(66,620)	(17,249)	(264,257)	(237,692)	(22,438)	(20,694)
Policyowners’ surrenders	(482,190)	(5,000)	(83,200)	(235,640)	(128,982)	(24,798)
Net transfers from (to) Fixed Account	(18,607)	(99,352)	71,008	(24,526)	42,202	1,938
Transfers between Investment Divisions	5,636,602	62,590	(14,006)	(4,064)	(23,062)	(12,941)
Policyowners’ death benefits	(166,890)	(512)	(32,678)	—	—	—

Net contributions and (withdrawals)	5,332,615	68,269	47,169	(72,959)	(53,801)	53

Increase (decrease) in net assets	6,471,780	329,702	1,611,860	603,129	32,196	76,316
NET ASSETS:
Beginning of period	1,466,660	1,136,958	7,842,282	7,239,153	999,185	922,869

End of period	$7,938,440	$1,466,660	$9,454,142	$7,842,282	$1,031,381	$999,185

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares		BNY Mellon VIF Small Cap Portfolio— Initial Shares
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$31	$40	$59	$62
Net realized gain (loss) on investments	(1,058,319)	391,042	43	22	17	227
Realized gain distribution received	1,956,970	—	999	47	—	—
Change in unrealized appreciation (depreciation) on investments	(319,814)	566,931	1,001	1,671	158	116

Net increase (decrease) in net assets resulting from operations	578,837	957,973	2,074	1,780	234	405

Contributions and (Withdrawals):
Payments received from policyowners	94,598	96,687	2,582	—	—	—
Cost of insurance	(70,601)	(79,988)	(269)	(198)	(478)	(561)
Policyowners’ surrenders	(246,339)	(339,128)	—	—	(3,933)	—
Net transfers from (to) Fixed Account	(170,404)	14,326	2,257	—	—	—
Transfers between Investment Divisions	(1,640,346)	(552,484)	—	1,408	—	—
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(2,033,092)	(860,587)	4,570	1,210	(4,411)	(561)

Increase (decrease) in net assets	(1,454,255)	97,386	6,644	2,990	(4,177)	(156)
NET ASSETS:
Beginning of period	4,314,446	4,217,060	9,589	6,599	8,968	9,124

End of period	$2,860,191	$4,314,446	$16,233	$9,589	$4,791	$8,968

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	ClearBridge Variable Appreciation Portfolio— Class I		ClearBridge Variable Large Cap Growth Portfolio— Class I		ClearBridge Variable Small Cap Growth Portfolio— Class I
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$446	$591	$—	$—	$—	$—
Net realized gain (loss) on investments	1,012	22,971	257,771	12,744	(105,429)	(55,870)
Realized gain distribution received	12,738	8,232	175,963	95,809	299,785	85,575
Change in unrealized appreciation (depreciation) on investments	(3,319)	(4,409)	(214,957)	332,469	59,052	(28,192)

Net increase (decrease) in net assets resulting from operations	10,877	27,385	218,777	441,022	253,408	1,513

Contributions and (Withdrawals):
Payments received from policyowners	9,124	23,567	51,597	39,155	9,918	10,437
Cost of insurance	(1,439)	(2,229)	(23,635)	(18,855)	(46,119)	(24,757)
Policyowners’ surrenders	(9,678)	—	(179,867)	(16,267)	(10,216)	(15,599)
Net transfers from (to) Fixed Account	(6,783)	(16,185)	(580,101)	(10,165)	41	(175,028)
Transfers between Investment Divisions	12,306	(13,414)	820,892	432,471	(1,178,879)	381,917
Policyowners’ death benefits	—	—	—	—	—	(64,547)

Net contributions and (withdrawals)	3,530	(8,261)	88,886	426,339	(1,225,255)	112,423

Increase (decrease) in net assets	14,407	19,124	307,663	867,361	(971,847)	113,936
NET ASSETS:
Beginning of period	74,975	55,851	2,314,527	1,447,166	2,468,846	2,354,910

End of period	$89,382	$74,975	$2,622,190	$2,314,527	$1,496,999	$2,468,846

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Columbia Variable Portfolio— Disciplined Core Fund— Class 1		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1		Columbia Variable Portfolio— Intermediate Bond Fund— Class 1
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$1,241	$1,597	$2,440	$1,408
Net realized gain (loss) on investments	594	93	(3,436)	(93)	393	41
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	13,109	13,025	4,727	352	1,122	(1,296)

Net increase (decrease) in net assets resulting from operations	13,703	13,118	2,532	1,856	3,955	153

Contributions and (Withdrawals):
Payments received from policyowners	11,149	11,121	2,256	5,378	17,138	11,554
Cost of insurance	(1,131)	(635)	(471)	(686)	(1,385)	(996)
Policyowners’ surrenders	—	—	(4,581)	—	—	—
Net transfers from (to) Fixed Account	—	—	(38)	571	—	3,627
Transfers between Investment Divisions	31,138	—	(10,630)	—	(5,767)	465
Policyowners’ death benefits	(1,560)	—	—	—	—	—

Net contributions and (withdrawals)	39,596	10,486	(13,464)	5,263	9,986	14,650

Increase (decrease) in net assets	53,299	23,604	(10,932)	7,119	13,941	14,803
NET ASSETS:
Beginning of period	72,166	48,562	33,507	26,388	43,769	28,966

End of period	$125,465	$72,166	$22,575	$33,507	$57,710	$43,769

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Columbia Variable Portfolio— Strategic Income Fund— Class 1		Davis Equity Portfolio		Dimensional VA Global Bond Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$370	$160,293	$3,996	$4,351	$260,520	$286,085
Net realized gain (loss) on investments	1,340	190,028	(15,680)	385	(28,294)	(23,651)
Realized gain distribution received	—	—	60,516	81,040	—	—
Change in unrealized appreciation (depreciation) on investments	8,135	(151,779)	50,192	(23,050)	23,925	41,940

Net increase (decrease) in net assets resulting from operations	9,845	198,542	99,024	62,726	256,151	304,374

Contributions and (Withdrawals):
Payments received from policyowners	2,671	19,484	—	—	5,953	6,049
Cost of insurance	(5,245)	(53,544)	(12,299)	(11,750)	(70,690)	(66,814)
Policyowners’ surrenders	(53,318)	—	(64,081)	—	(3,925)	—
Net transfers from (to) Fixed Account	1,639,689	—	(1,247)	(784)	(81)	(8,454)
Transfers between Investment Divisions	(41,240)	(2,662,695)	—	—	259,836	301,807
Policyowners’ death benefits	(34,974)	—	—	—	—	(12,030)

Net contributions and (withdrawals)	1,507,583	(2,696,755)	(77,627)	(12,534)	191,093	220,558

Increase (decrease) in net assets	1,517,428	(2,498,213)	21,397	50,192	447,244	524,932
NET ASSETS:
Beginning of period	47,100	2,545,313	400,664	350,472	5,955,788	5,430,856

End of period	$1,564,528	$47,100	$422,061	$400,664	$6,403,032	$5,955,788

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Dimensional VA Global Moderate Allocation Portfolio		Dimensional VA International Small Portfolio		Dimensional VA International Value Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$53,986	$60,356	$221,953	$195,696	$128,380	$241,493
Net realized gain (loss) on investments	71,087	14,655	31,975	51,218	102,489	168,804
Realized gain distribution received	20,155	12,889	268,542	153,047	93,451	124,635
Change in unrealized appreciation (depreciation) on investments	154,521	156,301	1,519,581	(104,253)	890,849	(531,724)

Net increase (decrease) in net assets resulting from operations	299,749	244,201	2,042,051	295,708	1,215,169	3,208

Contributions and (Withdrawals):
Payments received from policyowners	14,187	15,946	21,262	30,461	9,755	4,332
Cost of insurance	(27,433)	(27,968)	(82,968)	(82,183)	(43,597)	(51,140)
Policyowners’ surrenders	—	(12,763)	(39,314)	(26,092)	(1,589)	(15,581)
Net transfers from (to) Fixed Account	—	2,644	(1,944)	(47,598)	(95,654)	(176,468)
Transfers between Investment Divisions	(326,396)	(17,610)	(322,562)	(1,285,675)	(3,826,399)	4,493,278
Policyowners’ death benefits	—	—	—	(18,048)	—	—

Net contributions and (withdrawals)	(339,642)	(39,751)	(425,526)	(1,429,135)	(3,957,484)	4,254,421

Increase (decrease) in net assets	(39,893)	204,450	1,616,525	(1,133,427)	(2,742,315)	4,257,629
NET ASSETS:
Beginning of period	2,248,439	2,043,989	5,608,201	6,741,628	6,052,781	1,795,152

End of period	$2,208,546	$2,248,439	$7,224,726	$5,608,201	$3,310,466	$6,052,781

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Dimensional VA U.S. Large Value Portfolio		Dimensional VA U.S. Targeted Value Portfolio		Dimensional VIT Inflation- Protected Securities Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$406,087	$284,701	$184,002	$131,985	$615,159	$411,613
Net realized gain (loss) on investments	151,742	604,012	238,082	196,442	(520,689)	(764,172)
Realized gain distribution received	1,268,394	1,434,431	832,450	642,946	—	—
Change in unrealized appreciation (depreciation) on investments	871,736	(304,852)	(255,086)	(232,287)	983,110	651,639

Net increase (decrease) in net assets resulting from operations	2,697,959	2,018,292	999,448	739,086	1,077,580	299,080

Contributions and (Withdrawals):
Payments received from policyowners	175,355	170,261	75,264	60,888	33,094	37,905
Cost of insurance	(227,955)	(218,195)	(120,339)	(116,291)	(176,958)	(183,301)
Policyowners’ surrenders	(500,715)	(153,563)	(48,783)	(865)	(151,560)	(13,839)
Net transfers from (to) Fixed Account	(37,104)	(133,788)	(758)	(102,011)	(1,621)	(391,105)
Transfers between Investment Divisions	6,493,530	(9,156,862)	143,140	(258,933)	675,980	(1,484,312)
Policyowners’ death benefits	(50,571)	(28,076)	(73,737)	(38,735)	(26,337)	(192,408)

Net contributions and (withdrawals)	5,852,540	(9,520,223)	(25,213)	(455,947)	352,598	(2,227,060)

Increase (decrease) in net assets	8,550,499	(7,501,931)	974,235	283,139	1,430,178	(1,927,980)
NET ASSETS:
Beginning of period	13,906,692	21,408,623	9,573,453	9,290,314	14,475,225	16,403,205

End of period	$22,457,191	$13,906,692	$10,547,688	$9,573,453	$15,905,403	$14,475,225

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	DWS Alternative Asset Allocation VIP— Class A		DWS Global Small Cap VIP— Class A		DWS Small Cap Index VIP— Class A
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,758	$4,169	$401	$500	$477,962	$376,726
Net realized gain (loss) on investments	154	(5,190)	286	486	(3,072,717)	255,374
Realized gain distribution received	—	66	1,977	1,511	2,041,801	883,294
Change in unrealized appreciation (depreciation) on investments	3,736	6,182	3,718	(539)	4,960,085	1,948,385

Net increase (decrease) in net assets resulting from operations	6,648	5,227	6,382	1,958	4,407,131	3,463,779

Contributions and (Withdrawals):
Payments received from policyowners	4,216	4,028	—	—	135,511	243,626
Cost of insurance	(1,447)	(2,032)	(975)	(1,151)	(429,107)	(416,919)
Policyowners’ surrenders	(2,892)	(6,971)	(2,461)	(1,455)	(644,982)	(411,747)
Net transfers from (to) Fixed Account	(6,959)	(6,353)	(3)	(4)	(900,645)	1,994,934
Transfers between Investment Divisions	—	(38,655)	—	(3,388)	(2,358,966)	(228,058)
Policyowners’ death benefits	—	—	—	—	(354,955)	(209,772)

Net contributions and (withdrawals)	(7,082)	(49,983)	(3,439)	(5,998)	(4,553,144)	972,064

Increase (decrease) in net assets	(434)	(44,756)	2,943	(4,040)	(146,013)	4,435,843
NET ASSETS:
Beginning of period	68,820	113,576	32,418	36,458	36,132,429	31,696,586

End of period	$68,386	$68,820	$35,361	$32,418	$35,986,416	$36,132,429

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	DWS Small Mid Cap Value VIP— Class A		Fidelity® VIP Balanced Portfolio— Initial Class		Fidelity® VIP Bond Index Portfolio— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$8,600	$7,554	$25,900	$17,212	$901,623	$690,888
Net realized gain (loss) on investments	50,453	(2,650)	40,971	117,639	(310,993)	(128,896)
Realized gain distribution received	97,147	31,121	72,791	40,863	—	—
Change in unrealized appreciation (depreciation) on investments	(2,946)	(11,558)	84,619	(6,320)	1,208,089	(259,016)

Net increase (decrease) in net assets resulting from operations	153,254	24,467	224,281	169,394	1,798,719	302,976

Contributions and (Withdrawals):
Payments received from policyowners	18,402	21,402	103,402	103,598	55,277	151,852
Cost of insurance	(16,586)	(13,640)	(24,843)	(18,648)	(337,670)	(298,937)
Policyowners’ surrenders	(803)	(11,700)	(17,855)	(114,663)	(162,827)	(6,321)
Net transfers from (to) Fixed Account	(17,357)	1,614	(31,511)	5,740	(52,092)	2,525
Transfers between Investment Divisions	(16,828)	186,047	(5,733)	734,619	2,784,743	2,719,116
Policyowners’ death benefits	—	—	(3,981)	(1,032)	(118,650)	—

Net contributions and (withdrawals)	(33,172)	183,723	19,479	709,614	2,168,781	2,568,235

Increase (decrease) in net assets	120,082	208,190	243,760	879,008	3,967,500	2,871,211
NET ASSETS:
Beginning of period	850,012	641,822	1,386,704	507,696	24,006,070	21,134,859

End of period	$970,094	$850,012	$1,630,464	$1,386,704	$27,973,570	$24,006,070

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Initial Class		Fidelity® VIP Equity-Income PortfolioSM— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$19,946	$26,498	$49,314	$38,746	$42,704	$40,155
Net realized gain (loss) on investments	782,454	3,776,953	(181,614)	(217,198)	37,264	35,443
Realized gain distribution received	2,781,327	1,845,803	19,293	—	131,993	129,998
Change in unrealized appreciation (depreciation) on investments	(198,333)	103,913	1,046,381	382,959	218,110	87,884

Net increase (decrease) in net assets resulting from operations	3,385,394	5,753,167	933,374	204,507	430,071	293,480

Contributions and (Withdrawals):
Payments received from policyowners	235,083	302,497	46,559	97,907	55,744	41,501
Cost of insurance	(278,704)	(315,162)	(44,932)	(42,060)	(42,163)	(35,520)
Policyowners’ surrenders	(157,655)	(1,655,737)	(638,405)	(266,283)	(5,234)	(26,750)
Net transfers from (to) Fixed Account	(88)	(44,604)	(61,363)	(10,989)	(65,553)	(59,624)
Transfers between Investment Divisions	(837,888)	(4,906,405)	120,260	325,812	(131,946)	143,995
Policyowners’ death benefits	(177,812)	—	(11,029)	—	(15,176)	(5,830)

Net contributions and (withdrawals)	(1,217,064)	(6,619,411)	(588,910)	104,387	(204,328)	57,772

Increase (decrease) in net assets	2,168,330	(866,244)	344,464	308,894	225,743	351,252
NET ASSETS:
Beginning of period	16,367,521	17,233,765	2,769,818	2,460,924	2,298,077	1,946,825

End of period	$18,535,851	$16,367,521	$3,114,282	$2,769,818	$2,523,820	$2,298,077

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP Extended Market Index Portfolio— Initial Class		Fidelity® VIP Floating Rate High Income Portfolio— Initial Class		Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class
	2025	2024	2025	2024 (a)	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$432,737	$116,285	$1,770	$2,035	$18,500	$19,819
Net realized gain (loss) on investments	126,608	79,051	(799)	(22)	(460)	(838)
Realized gain distribution received	—	—	—	—	7,051	464
Change in unrealized appreciation (depreciation) on investments	3,779,808	548,035	131	(1,401)	32,039	9,094

Net increase (decrease) in net assets resulting from operations	4,339,153	743,371	1,102	612	57,130	28,539

Contributions and (Withdrawals):
Payments received from policyowners	89,416	64,923	10,804	2,202	—	—
Cost of insurance	(386,340)	(56,953)	(219)	(83)	(12,771)	(11,994)
Policyowners’ surrenders	(17,121)	(29,226)	(721)	(414)	(9,869)	(1,598)
Net transfers from (to) Fixed Account	(8,035)	(197,630)	—	2,024	(174)	(195)
Transfers between Investment Divisions	25,813,453	6,225,763	(19,395)	28,233	—	—
Policyowners’ death benefits	(50,979)	—	—	—	(3,147)	—

Net contributions and (withdrawals)	25,440,394	6,006,877	(9,531)	31,962	(25,961)	(13,787)

Increase (decrease) in net assets	29,779,547	6,750,248	(8,429)	32,574	31,169	14,752
NET ASSETS:
Beginning of period	9,960,045	3,209,797	32,574	—	550,222	535,470

End of period	$39,739,592	$9,960,045	$24,145	$32,574	$581,391	$550,222

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2025 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$328,922	$300,397	$2,202	$1,479	$686,218	$642,171
Net realized gain (loss) on investments	482,614	(460,858)	405	580	377,849	387,340
Realized gain distribution received	551,541	302,162	2,449	123	1,354,956	61,898
Change in unrealized appreciation (depreciation) on investments	1,692	747,818	5,610	1,464	2,035,915	1,353,706

Net increase (decrease) in net assets resulting from operations	1,364,769	889,519	10,666	3,646	4,454,938	2,445,115

Contributions and (Withdrawals):
Payments received from policyowners	99,179	116,106	4,371	2,713	745,670	886,747
Cost of insurance	(209,787)	(216,918)	(1,287)	(1,050)	(686,519)	(644,662)
Policyowners’ surrenders	(383,053)	(456,560)	—	—	(792,831)	(605,509)
Net transfers from (to) Fixed Account	(210,078)	(51,744)	(371)	(10,304)	(945,382)	(251,655)
Transfers between Investment Divisions	1,041,255	(923,886)	12,041	41,161	(3,841,913)	2,595,101
Policyowners’ death benefits	(128,204)	(23,668)	—	—	(251,015)	(42,612)

Net contributions and (withdrawals)	209,312	(1,556,670)	14,754	32,520	(5,771,990)	1,937,410

Increase (decrease) in net assets	1,574,081	(667,151)	25,420	36,166	(1,317,052)	4,382,525
NET ASSETS:
Beginning of period	10,269,563	10,936,714	64,914	28,748	29,241,788	24,859,263

End of period	$11,843,644	$10,269,563	$90,334	$64,914	$27,924,736	$29,241,788

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP Freedom 2035 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2045 PortfolioSM— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$38,060	$11,846	$320,499	$236,799	$5,245	$2,742
Net realized gain (loss) on investments	7,811	11,517	289,860	220,297	11,017	2,666
Realized gain distribution received	43,051	5,972	1,140,966	236,516	17,821	1,520
Change in unrealized appreciation (depreciation) on investments	56,492	5,371	1,365,089	1,013,379	26,032	504

Net increase (decrease) in net assets resulting from operations	145,414	34,706	3,116,414	1,706,991	60,115	7,432

Contributions and (Withdrawals):
Payments received from policyowners	342,603	251,141	615,680	693,165	155,201	64,852
Cost of insurance	(15,443)	(6,840)	(309,488)	(275,572)	(5,067)	(2,225)
Policyowners’ surrenders	(3,877)	—	(723,167)	(284,172)	(3,140)	(4,430)
Net transfers from (to) Fixed Account	7,813	212,875	(620,888)	(45,994)	(15,238)	82,549
Transfers between Investment Divisions	1,295,634	3,518	829,162	2,336,046	(29,177)	44,351
Policyowners’ death benefits	—	—	(179,328)	(20,152)	—	—

Net contributions and (withdrawals)	1,626,730	460,694	(388,029)	2,403,321	102,579	185,097

Increase (decrease) in net assets	1,772,144	495,400	2,728,385	4,110,312	162,694	192,529
NET ASSETS:
Beginning of period	659,755	164,355	16,893,678	12,783,366	224,578	32,049

End of period	$2,431,899	$659,755	$19,622,063	$16,893,678	$387,272	$224,578

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2055 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2060 PortfolioSM— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$83,018	$57,349	$759	$641	$1,555	$1,050
Net realized gain (loss) on investments	39,775	(37,984)	2,662	733	2,823	164
Realized gain distribution received	334,985	65,494	3,568	463	7,280	1,294
Change in unrealized appreciation (depreciation) on investments	519,488	339,007	2,427	1,536	6,918	5,348

Net increase (decrease) in net assets resulting from operations	977,266	423,866	9,416	3,373	18,576	7,856

Contributions and (Withdrawals):
Payments received from policyowners	377,977	333,401	14,764	15,865	8,331	13,782
Cost of insurance	(79,353)	(56,560)	(1,227)	(814)	(1,718)	(1,313)
Policyowners’ surrenders	(103,394)	(25,862)	—	(2,622)	—	—
Net transfers from (to) Fixed Account	(449,751)	(13,824)	(16,111)	1,663	226	510
Transfers between Investment Divisions	991,698	774,518	1,647	19,099	70,736	11,875
Policyowners’ death benefits	(15,596)	(5,265)	—	—	—	—

Net contributions and (withdrawals)	721,581	1,006,408	(927)	33,191	77,575	24,854

Increase (decrease) in net assets	1,698,847	1,430,274	8,489	36,564	96,151	32,710
NET ASSETS:
Beginning of period	4,521,950	3,091,676	51,742	15,178	87,085	54,375

End of period	$6,220,797	$4,521,950	$60,231	$51,742	$183,236	$87,085

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP Freedom 2065 PortfolioSM— Initial Class		Fidelity® VIP Government Money Market Portfolio— Initial Class		Fidelity® VIP Growth Opportunities Portfolio— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,933	$577	$2,639,360	$2,717,326	$—	$—
Net realized gain (loss) on investments	6,526	83	—	—	369,838	(114,723)
Realized gain distribution received	4,243	343	—	—	66,570	—
Change in unrealized appreciation (depreciation) on investments	(745)	1,651	—	—	366,538	1,274,249

Net increase (decrease) in net assets resulting from operations	11,957	2,654	2,639,360	2,717,326	802,946	1,159,526

Contributions and (Withdrawals):
Payments received from policyowners	36,613	20,121	4,786,394	7,716,419	358,443	320,795
Cost of insurance	(1,465)	(895)	(1,619,668)	(1,603,242)	(95,025)	(92,555)
Policyowners’ surrenders	(2,055)	—	(4,125,299)	(6,985,890)	(684,128)	(89,339)
Net transfers from (to) Fixed Account	4,328	629	5,809,233	1,229,392	47,566	(339,165)
Transfers between Investment Divisions	49,341	11,757	(9,169,882)	11,878,984	(206,176)	395,597
Policyowners’ death benefits	—	—	(508,436)	(199,272)	(9,174)	—

Net contributions and (withdrawals)	86,762	31,612	(4,827,658)	12,036,391	(588,494)	195,333

Increase (decrease) in net assets	98,719	34,266	(2,188,298)	14,753,717	214,452	1,354,859
NET ASSETS:
Beginning of period	51,149	16,883	64,097,823	49,344,106	4,167,907	2,813,048

End of period	$149,868	$51,149	$61,909,525	$64,097,823	$4,382,359	$4,167,907

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP Growth Portfolio— Initial Class		Fidelity® VIP Health Care Portfolio— Initial Class		Fidelity® VIP Index 500 Portfolio— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$13,260	$35	$3,800	$—	$5,182,830	$5,035,544
Net realized gain (loss) on investments	60,027	95,452	(9,523)	(3,507)	37,336,602	16,786,138
Realized gain distribution received	587,507	910,374	78,911	—	2,303,574	245,801
Change in unrealized appreciation (depreciation) on investments	(19,757)	43,478	44,310	37,707	31,626,245	61,569,902

Net increase (decrease) in net assets resulting from operations	641,037	1,049,339	117,498	34,200	76,449,251	83,637,385

Contributions and (Withdrawals):
Payments received from policyowners	—	—	159,638	146,631	5,330,198	6,203,393
Cost of insurance	(54,873)	(50,842)	(24,323)	(24,520)	(5,978,628)	(5,387,296)
Policyowners’ surrenders	(7,003)	(54,756)	(13,589)	(46,583)	(15,661,975)	(2,870,114)
Net transfers from (to) Fixed Account	(33,091)	(8,197)	(26,745)	(10,972)	(6,166,811)	14,549,774
Transfers between Investment Divisions	(6,430)	(186,604)	(263,061)	353,168	1,058,943	6,110,064
Policyowners’ death benefits	(35,147)	—	—	—	(2,325,744)	(1,220,695)

Net contributions and (withdrawals)	(136,544)	(300,399)	(168,080)	417,724	(23,744,017)	17,385,126

Increase (decrease) in net assets	504,493	748,940	(50,582)	451,924	52,705,234	101,022,511
NET ASSETS:
Beginning of period	4,345,545	3,596,605	1,118,385	666,461	429,269,983	328,247,472

End of period	$4,850,038	$4,345,545	$1,067,803	$1,118,385	$481,975,217	$429,269,983

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP International Capital Appreciation Portfolio— Initial Class		Fidelity® VIP International Index Portfolio— Initial Class		Fidelity® VIP Investment Grade Bond Portfolio— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$45,190	$30,140	$756,109	$664,723	$1,743,319	$1,511,931
Net realized gain (loss) on investments	600,323	112,303	100,842	53,903	(727,215)	(3,747,378)
Realized gain distribution received	22,845	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	140,371	131,757	6,769,286	559,308	2,316,367	3,236,246

Net increase (decrease) in net assets resulting from operations	808,729	274,200	7,626,237	1,277,934	3,332,471	1,000,799

Contributions and (Withdrawals):
Payments received from policyowners	52,860	61,795	67,638	193,999	570,023	873,626
Cost of insurance	(71,753)	(62,045)	(311,218)	(277,664)	(749,408)	(772,559)
Policyowners’ surrenders	(7,657)	(26,475)	(28,569)	(13,377)	(1,835,765)	(103,452)
Net transfers from (to) Fixed Account	(18,735)	3,187	29,948	(19,786)	(62,971)	(1,413,045)
Transfers between Investment Divisions	159,525	146,500	1,301,762	(314,065)	8,393,729	(2,576,956)
Policyowners’ death benefits	(9,910)	—	(50,245)	—	(217,596)	(606,896)

Net contributions and (withdrawals)	104,330	122,962	1,009,316	(430,893)	6,098,012	(4,599,282)

Increase (decrease) in net assets	913,059	397,162	8,635,553	847,041	9,430,483	(3,598,483)
NET ASSETS:
Beginning of period	3,949,536	3,552,374	22,043,731	21,196,690	41,955,090	45,553,573

End of period	$4,862,595	$3,949,536	$30,679,284	$22,043,731	$51,385,573	$41,955,090

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP Mid Cap Portfolio— Initial Class		Fidelity® VIP Overseas Portfolio— Initial Class		Fidelity® VIP Real Estate Portfolio— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$45,249	$56,515	$101,931	$97,078	$236,819	$513,151
Net realized gain (loss) on investments	260,586	233,017	81,325	50,252	(39,611)	(258,007)
Realized gain distribution received	1,181,019	1,315,840	566,959	268,720	5,120	—
Change in unrealized appreciation (depreciation) on investments	(281,739)	64,769	398,016	(128,864)	214,411	692,780

Net increase (decrease) in net assets resulting from operations	1,205,115	1,670,141	1,148,231	287,186	416,739	947,924

Contributions and (Withdrawals):
Payments received from policyowners	201,839	266,755	—	—	27,529	82,209
Cost of insurance	(176,604)	(206,455)	(173,639)	(172,622)	(142,742)	(142,157)
Policyowners’ surrenders	(335,177)	(688,634)	(24,320)	(2,147)	(25,772)	(61,852)
Net transfers from (to) Fixed Account	(15,680)	(45,444)	(70,691)	(4)	(181,466)	896,718
Transfers between Investment Divisions	(611,335)	247,489	—	(18,648)	(938,414)	(1,759,910)
Policyowners’ death benefits	(23,909)	(24,763)	(20,123)	(8,841)	(87,172)	(90,651)

Net contributions and (withdrawals)	(960,866)	(451,052)	(288,773)	(202,262)	(1,348,037)	(1,075,643)

Increase (decrease) in net assets	244,249	1,219,089	859,458	84,924	(931,298)	(127,719)
NET ASSETS:
Beginning of period	10,629,957	9,410,868	5,707,565	5,622,641	12,559,307	12,687,026

End of period	$10,874,206	$10,629,957	$6,567,023	$5,707,565	$11,628,009	$12,559,307

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP Strategic Income Portfolio— Initial Class		Fidelity® VIP Technology Portfolio— Initial Class		Fidelity® VIP Total Market Index Portfolio— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$39,074	$23,767	$—	$—	$36,855	$38,272
Net realized gain (loss) on investments	53,420	2,632	288,827	206,815	110,952	130,236
Realized gain distribution received	—	—	237,725	101,528	—	—
Change in unrealized appreciation (depreciation) on investments	(9,433)	7,419	351,419	414,269	394,750	430,204

Net increase (decrease) in net assets resulting from operations	83,061	33,818	877,971	722,612	542,557	598,712

Contributions and (Withdrawals):
Payments received from policyowners	23,957	36,207	370,432	347,843	91,267	75,845
Cost of insurance	(10,750)	(8,391)	(81,814)	(62,221)	(50,836)	(46,534)
Policyowners’ surrenders	(26,456)	(22,198)	(3,264)	(297,786)	(2,266)	(10,845)
Net transfers from (to) Fixed Account	(271,644)	(545)	(128,805)	(10,027)	13,958	1,669
Transfers between Investment Divisions	(184,240)	70,300	158,959	555,228	166,917	2,068,090
Policyowners’ death benefits	—	—	(1,982)	(550)	—	—

Net contributions and (withdrawals)	(469,133)	75,373	313,526	532,487	219,040	2,088,225

Increase (decrease) in net assets	(386,072)	109,191	1,191,497	1,255,099	761,597	2,686,937
NET ASSETS:
Beginning of period	647,805	538,614	2,979,906	1,724,807	2,999,898	312,961

End of period	$261,733	$647,805	$4,171,403	$2,979,906	$3,761,495	$2,999,898

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP Value Portfolio— Initial Class		Fidelity® VIP Value Strategies Portfolio— Service Class 2		Invesco V.I. Core Plus Bond Fund— Series I Shares
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$22,596	$19,370	$140	$154	$90,570	$61,153
Net realized gain (loss) on investments	4,405	7,706	932	4,264	(14,449)	(9,613)
Realized gain distribution received	145,457	175,414	729	2,835	—	—
Change in unrealized appreciation (depreciation) on investments	22,065	(22,048)	(543)	(5,097)	61,376	14,162

Net increase (decrease) in net assets resulting from operations	194,523	180,442	1,258	2,156	137,497	65,702

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	74,021	13,879
Cost of insurance	(23,650)	(22,751)	(2,647)	(2,909)	(28,222)	(16,886)
Policyowners’ surrenders	(676)	(10,570)	—	(1,730)	(149,618)	(7,235)
Net transfers from (to) Fixed Account	—	—	—	—	56,436	150
Transfers between Investment Divisions	—	—	—	(4,049)	409,243	1,391,488
Policyowners’ death benefits	—	—	—	—	(15,633)	—

Net contributions and (withdrawals)	(24,326)	(33,321)	(2,647)	(8,688)	346,227	1,381,396

Increase (decrease) in net assets	170,197	147,121	(1,389)	(6,532)	483,724	1,447,098
NET ASSETS:
Beginning of period	1,786,802	1,639,681	19,722	26,254	1,666,689	219,591

End of period	$1,956,999	$1,786,802	$18,333	$19,722	$2,150,413	$1,666,689

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Invesco V.I. Discovery Large Cap Fund— Series I Shares		Invesco V.I. EQV International Equity Fund— Series I Shares		Invesco V.I. Global Real Estate Fund— Series I Shares
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$157,497	$223,655	$48,638	$64,232
Net realized gain (loss) on investments	(47)	(3,482)	(610,046)	(136,781)	(17,587)	4,615
Realized gain distribution received	5,762	—	699,035	66,489	—	—
Change in unrealized appreciation (depreciation) on investments	19	15,696	1,438,054	(43,145)	143,469	(118,631)

Net increase (decrease) in net assets resulting from operations	5,734	12,214	1,684,540	110,218	174,520	(49,784)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	178,802	469,747	10,686	13,337
Cost of insurance	(1,465)	(1,292)	(222,800)	(259,695)	(36,206)	(38,394)
Policyowners’ surrenders	—	(11,618)	(1,948,815)	(19,782)	(32,962)	(61,325)
Net transfers from (to) Fixed Account	(585)	(3)	(107,126)	27,484	3,212	(14,400)
Transfers between Investment Divisions	—	—	(370,687)	(1,185,375)	(65,237)	(45,329)
Policyowners’ death benefits	—	—	(185,934)	(51,037)	(875)	—

Net contributions and (withdrawals)	(2,050)	(12,913)	(2,656,560)	(1,018,658)	(121,382)	(146,111)

Increase (decrease) in net assets	3,684	(699)	(972,020)	(908,440)	53,138	(195,895)
NET ASSETS:
Beginning of period	46,648	47,347	12,302,118	13,210,558	2,495,993	2,691,888

End of period	$50,332	$46,648	$11,330,098	$12,302,118	$2,549,131	$2,495,993

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Invesco V.I. Main Street Mid Cap Fund®— Series I Shares		Invesco V.I. Main Street Small Cap Fund®— Series I Shares		Janus Henderson Enterprise Portfolio— Institutional Shares
	2025	2024	2025	2024 (a)	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$308	$848	$4,889	$—	$43,323	$168,587
Net realized gain (loss) on investments	(3,937)	(5,099)	119	1	(1,112,757)	(1,125,904)
Realized gain distribution received	9,076	6,114	109,731	227	1,617,568	916,715
Change in unrealized appreciation (depreciation) on investments	(1,875)	38,643	96,198	181	896,606	3,394,828

Net increase (decrease) in net assets resulting from operations	3,572	40,506	210,937	409	1,444,740	3,354,226

Contributions and (Withdrawals):
Payments received from policyowners	—	—	1,036	129	266,159	213,719
Cost of insurance	(2,714)	(3,861)	(5,584)	(50)	(262,425)	(268,684)
Policyowners’ surrenders	(24,609)	(3,794)	—	—	(310,916)	(271,010)
Net transfers from (to) Fixed Account	(72)	(15,696)	—	—	(231,395)	(601,797)
Transfers between Investment Divisions	(170,144)	—	1,091,829	6,113	(1,616,323)	(3,591,964)
Policyowners’ death benefits	—	—	—	—	(86,549)	(311,066)

Net contributions and (withdrawals)	(197,539)	(23,351)	1,087,281	6,192	(2,241,449)	(4,830,802)

Increase (decrease) in net assets	(193,967)	17,155	1,298,218	6,601	(796,709)	(1,476,576)
NET ASSETS:
Beginning of period	266,478	249,323	6,601	—	21,446,456	22,923,032

End of period	$72,511	$266,478	$1,304,819	$6,601	$20,649,747	$21,446,456

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Janus Henderson Flexible Bond Portfolio— Institutional Shares		Janus Henderson Forty Portfolio— Institutional Shares		Janus Henderson Global Research Portfolio— Institutional Shares
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$39,733	$35,829	$1,094	$6,242	$4,455	$4,632
Net realized gain (loss) on investments	(4,439)	(4,280)	347,771	896,726	26,604	26,360
Realized gain distribution received	—	—	180,543	325,807	71,513	19,748
Change in unrealized appreciation (depreciation) on investments	18,303	(17,865)	(387,312)	214,559	53,214	82,489

Net increase (decrease) in net assets resulting from operations	53,597	13,684	142,096	1,443,334	155,786	133,229

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	14,798	12,427
Cost of insurance	(7,940)	(8,007)	(50,263)	(85,979)	(18,688)	(19,896)
Policyowners’ surrenders	(5,303)	(11,586)	(43,394)	(80,887)	(27,627)	(56,678)
Net transfers from (to) Fixed Account	(3,259)	(10)	(22,975)	(10,600)	(24,870)	(42)
Transfers between Investment Divisions	—	(8,409)	(1,919,687)	(2,795,651)	(1,193)	127,571
Policyowners’ death benefits	(14,276)	—	(22,016)	—	(5,073)	(414)

Net contributions and (withdrawals)	(30,778)	(28,012)	(2,058,335)	(2,973,117)	(62,653)	62,968

Increase (decrease) in net assets	22,819	(14,328)	(1,916,239)	(1,529,783)	93,133	196,197
NET ASSETS:
Beginning of period	728,846	743,174	3,529,446	5,059,229	777,980	581,783

End of period	$751,665	$728,846	$1,613,207	$3,529,446	$871,113	$777,980

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Lazard Retirement International Equity Portfolio— Service Shares		Lord Abbett Series Fund Developing Growth Portfolio— Class VC		Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,698	$8,914	$209	$186	$2,358	$3,479
Net realized gain (loss) on investments	8,542	8,083	1,102	(1,399)	7,067	88,562
Realized gain distribution received	12,807	743	—	—	59,010	78,892
Change in unrealized appreciation (depreciation) on investments	69,579	(587)	12,782	24,911	(17,293)	212

Net increase (decrease) in net assets resulting from operations	97,626	17,153	14,093	23,698	51,142	171,145

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	—	—
Cost of insurance	(7,169)	(7,976)	(2,384)	(2,477)	(5,459)	(18,575)
Policyowners’ surrenders	(17,367)	(22,371)	(12,598)	—	(6,018)	—
Net transfers from (to) Fixed Account	(46)	(74)	(20)	(1,602)	(31,573)	(55)
Transfers between Investment Divisions	(5,828)	(3,184)	—	(7,891)	—	(407,821)
Policyowners’ death benefits	—	—	—	—	(30,952)	—

Net contributions and (withdrawals)	(30,410)	(33,605)	(15,002)	(11,970)	(74,002)	(426,451)

Increase (decrease) in net assets	67,216	(16,452)	(909)	11,728	(22,860)	(255,306)
NET ASSETS:
Beginning of period	306,933	323,385	123,504	111,776	762,697	1,018,003

End of period	$374,149	$306,933	$122,595	$123,504	$739,837	$762,697

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	LVIP American Century Inflation Protection Fund— Service Class		LVIP American Century Inflation Protection Fund— Standard Class II		LVIP American Century Mid Cap Value Fund— Service Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$95,036	$52,756	$3,699	$1,347	$15,035	$20,821
Net realized gain (loss) on investments	(76,265)	(42,256)	(41)	(399)	(782)	(953)
Realized gain distribution received	—	—	—	—	74,846	40,239
Change in unrealized appreciation (depreciation) on investments	70,601	8,981	(1,078)	(367)	(12,706)	9,310

Net increase (decrease) in net assets resulting from operations	89,372	19,481	2,580	581	76,393	69,417

Contributions and (Withdrawals):
Payments received from policyowners	12,797	9,595	11,100	11,370	—	—
Cost of insurance	(21,006)	(21,856)	(721)	(615)	(9,578)	(10,344)
Policyowners’ surrenders	(125,779)	(10,697)	—	(2,147)	(8,584)	(9,666)
Net transfers from (to) Fixed Account	16,969	(4,147)	948	1,106	(3,994)	(777)
Transfers between Investment Divisions	(46,457)	(14,894)	10	(6)	—	—
Policyowners’ death benefits	(15,315)	(42,345)	—	—	—	—

Net contributions and (withdrawals)	(178,791)	(84,344)	11,337	9,708	(22,156)	(20,787)

Increase (decrease) in net assets	(89,419)	(64,863)	13,917	10,289	54,237	48,630
NET ASSETS:
Beginning of period	1,400,374	1,465,237	35,073	24,784	877,944	829,314

End of period	$1,310,955	$1,400,374	$48,990	$35,073	$932,181	$877,944

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	LVIP American Century Mid Cap Value Fund— Standard Class II		LVIP American Century Value Fund— Service Class		LVIP American Century Value Fund— Standard Class II
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$564	$1,077	$25,430	$52,482	$1,415	$2,204
Net realized gain (loss) on investments	490	(1,742)	(33,311)	58,215	1,176	(1,227)
Realized gain distribution received	2,377	1,707	138,525	111,013	7,008	3,602
Change in unrealized appreciation (depreciation) on investments	(1,244)	1,280	137,265	(45,729)	3,454	1,527

Net increase (decrease) in net assets resulting from operations	2,187	2,322	267,909	175,981	13,053	6,106

Contributions and (Withdrawals):
Payments received from policyowners	5,487	5,637	22,499	12,259	16,929	12,819
Cost of insurance	(736)	(725)	(28,986)	(40,820)	(1,471)	(1,206)
Policyowners’ surrenders	—	—	(66,573)	(70,860)	—	(4,314)
Net transfers from (to) Fixed Account	—	1,967	4,395	(44,680)	(16,826)	3,225
Transfers between Investment Divisions	(21,999)	962	(229,119)	(209,263)	19,443	(11,927)
Policyowners’ death benefits	—	—	(20,938)	(26,587)	—	—

Net contributions and (withdrawals)	(17,248)	7,841	(318,722)	(379,951)	18,075	(1,403)

Increase (decrease) in net assets	(15,061)	10,163	(50,813)	(203,970)	31,128	4,703
NET ASSETS:
Beginning of period	45,373	35,210	1,866,231	2,070,201	80,330	75,627

End of period	$30,312	$45,373	$1,815,418	$1,866,231	$111,458	$80,330

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	LVIP Baron Growth Opportunities Fund— Service Class			LVIP Baron Growth Opportunities Fund— Standard Class		LVIP BlackRock Equity Dividend Fund— Standard Class
	2025		2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(450	) $	2,480	$—	$79	$3,624	$367
Net realized gain (loss) on investments	(5,794)		879,662	(20)	20,122	94	12
Realized gain distribution received	129,132		31,559	2,310	1,094	4,284	641
Change in unrealized appreciation (depreciation) on investments	(241,801)		(416,409)	(4,140)	(2,737)	2,874	(166)

Net increase (decrease) in net assets resulting from operations	(118,913)		497,292	(1,850)	18,558	10,876	854

Contributions and (Withdrawals):
Payments received from policyowners	6,047		24,244	5,336	20,238	6,386	4,791
Cost of insurance	(40,808)		(105,542)	(303)	(2,594)	(452)	(220)
Policyowners’ surrenders	(14,896)		(90,775)	—	—	—	—
Net transfers from (to) Fixed Account	(1,814)		(22,073)	—	799	—	2,884
Transfers between Investment Divisions	(21,164)		(4,894,829)	—	(184,496)	186,775	—
Policyowners’ death benefits	(232)		(711)	—	—	—	—

Net contributions and (withdrawals)	(72,867)		(5,089,686)	5,033	(166,053)	192,709	7,455

Increase (decrease) in net assets	(191,780)		(4,592,394)	3,183	(147,495)	203,585	8,309
NET ASSETS:
Beginning of period	1,225,955		5,818,349	16,957	164,452	19,222	10,913

End of period	$1,034,175		$1,225,955	$20,140	$16,957	$222,807	$19,222

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund— Standard Class		LVIP Franklin Templeton Multi-Factor International Equity Fund— Standard Class		LVIP JPMorgan Short Duration Bond Fund— Standard Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$109,007	$144,234	$165,392	$163,322	$65,616	$65,411
Net realized gain (loss) on investments	90,453	48,718	69,627	(2,549)	5,540	229
Realized gain distribution received	—	—	27,951	—	—	—
Change in unrealized appreciation (depreciation) on investments	859,026	162,774	1,143,229	(5,612)	16,791	186

Net increase (decrease) in net assets resulting from operations	1,058,486	355,726	1,406,199	155,161	87,947	65,826

Contributions and (Withdrawals):
Payments received from policyowners	100,873	54,980	4,271	2,059	123,253	121,009
Cost of insurance	(45,490)	(51,718)	(55,819)	(87,257)	(17,518)	(15,464)
Policyowners’ surrenders	(14,398)	(20,639)	(381,138)	—	(54,284)	—
Net transfers from (to) Fixed Account	5,783	(58,542)	1,750	572	(697)	885
Transfers between Investment Divisions	(1,523,966)	341,082	5,144	16,498	(3,038)	(909)
Policyowners’ death benefits	(9,952)	(42,370)	—	—	(37,774)	—

Net contributions and (withdrawals)	(1,487,150)	222,793	(425,792)	(68,128)	9,942	105,521

Increase (decrease) in net assets	(428,664)	578,519	980,407	87,033	97,889	171,347
NET ASSETS:
Beginning of period	4,301,160	3,722,641	4,160,740	4,073,707	1,648,381	1,477,034

End of period	$3,872,496	$4,301,160	$5,141,147	$4,160,740	$1,746,270	$1,648,381

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	LVIP Mondrian International Value Fund— Standard Class		LVIP SSgA Bond Index Fund— Standard Class		LVIP SSgA Emerging Markets Equity Index Fund— Standard Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,285	$4,380	$376,864	$408,739	$85,627	$3,130
Net realized gain (loss) on investments	200	(6,100)	(670,804)	(269,589)	119,350	1,177
Realized gain distribution received	5,192	1,430	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	38,443	8,105	1,051,071	9,125	397,851	2,591

Net increase (decrease) in net assets resulting from operations	51,120	7,815	757,131	148,275	602,828	6,898

Contributions and (Withdrawals):
Payments received from policyowners	15,108	22,114	108,469	357,683	18,828	24,219
Cost of insurance	(1,177)	(1,465)	(192,890)	(221,367)	(19,021)	(1,358)
Policyowners’ surrenders	—	(450)	(1,899,540)	(278,777)	(12,061)	(5,377)
Net transfers from (to) Fixed Account	—	—	15,001	(7,172)	(892)	44
Transfers between Investment Divisions	—	(246,009)	858,667	3,995	2,112,397	710
Policyowners’ death benefits	—	—	(213,689)	(42,971)	(37,588)	—

Net contributions and (withdrawals)	13,931	(225,810)	(1,323,982)	(188,609)	2,061,663	18,238

Increase (decrease) in net assets	65,051	(217,995)	(566,851)	(40,334)	2,664,491	25,136
NET ASSETS:
Beginning of period	135,632	353,627	11,987,315	12,027,649	114,482	89,346

End of period	$200,683	$135,632	$11,420,464	$11,987,315	$2,778,973	$114,482

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	LVIP SSgA International Index Fund— Standard Class		MFS® Global Growth Portfolio— Initial Class		MFS® Global Real Estate Portfolio— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$863,894	$702,692	$368	$329	$36,397	$55,997
Net realized gain (loss) on investments	738,989	417,884	(4,495)	(15)	(228,421)	(114,484)
Realized gain distribution received	—	—	13,237	7,206	—	—
Change in unrealized appreciation (depreciation) on investments	5,042,971	(470,712)	(860)	1,646	276,814	(17,047)

Net increase (decrease) in net assets resulting from operations	6,645,854	649,864	8,250	9,166	84,790	(75,534)

Contributions and (Withdrawals):
Payments received from policyowners	158,113	186,053	13,760	10,086	11,069	32,334
Cost of insurance	(288,386)	(247,621)	(2,094)	(1,684)	(35,849)	(41,918)
Policyowners’ surrenders	(979,491)	(442,543)	—	—	(652,421)	(302,688)
Net transfers from (to) Fixed Account	(283,926)	1,308,510	(21,257)	1,684	(108,481)	(49,549)
Transfers between Investment Divisions	1,620,596	192,622	24,813	4,671	365,522	210,481
Policyowners’ death benefits	(202,454)	(115,437)	—	—	—	(33,621)

Net contributions and (withdrawals)	24,452	881,584	15,222	14,757	(420,160)	(184,961)

Increase (decrease) in net assets	6,670,306	1,531,448	23,472	23,923	(335,370)	(260,495)
NET ASSETS:
Beginning of period	20,921,832	19,390,384	101,513	77,590	2,560,324	2,820,819

End of period	$27,592,138	$20,921,832	$124,985	$101,513	$2,224,954	$2,560,324

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	MFS® Global Tactical Allocation Portfolio— Initial Class		MFS® International Growth Portfolio— Initial Class		MFS® International Intrinsic Value Portfolio— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$154,635	$19,795	$16,655	$19,108	$414,496	$327,053
Net realized gain (loss) on investments	(8,417)	(6,116)	96,211	(26,603)	(424,669)	(15,913)
Realized gain distribution received	128,099	13,200	99,079	6,207	1,501,742	1,054,587
Change in unrealized appreciation (depreciation) on investments	94,599	96,520	162,136	158,147	6,129,548	385,227

Net increase (decrease) in net assets resulting from operations	368,916	123,399	374,081	156,859	7,621,117	1,750,954

Contributions and (Withdrawals):
Payments received from policyowners	23,278	19,358	53,340	150,174	483,781	954,917
Cost of insurance	(34,736)	(59,506)	(37,441)	(43,368)	(440,175)	(440,362)
Policyowners’ surrenders	(201,020)	(11,522)	(299,106)	(6,511)	(3,742,320)	(586,994)
Net transfers from (to) Fixed Account	(149)	(144)	(39,838)	13,929	(230,830)	(412,746)
Transfers between Investment Divisions	—	(27,179)	(102,704)	(842,958)	5,186,490	(2,879,443)
Policyowners’ death benefits	—	—	(12,477)	(13,127)	(245,389)	(112,207)

Net contributions and (withdrawals)	(212,627)	(78,993)	(438,226)	(741,861)	1,011,557	(3,476,835)

Increase (decrease) in net assets	156,289	44,406	(64,145)	(585,002)	8,632,674	(1,725,881)
NET ASSETS:
Beginning of period	2,520,608	2,476,202	2,005,225	2,590,227	22,326,931	24,052,812

End of period	$2,676,897	$2,520,608	$1,941,080	$2,005,225	$30,959,605	$22,326,931

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	MFS® Investors Trust Series— Initial Class		MFS® Mid Cap Growth Series— Initial Class		MFS® Mid Cap Value Portfolio— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5	$1	$—	$—	$85,593	$92,654
Net realized gain (loss) on investments	1	1	(184,067)	(35,994)	151,647	271,035
Realized gain distribution received	145	22	885,019	37,297	744,974	312,428
Change in unrealized appreciation (depreciation) on investments	(103)	29	(356,001)	(104,656)	(499,555)	251,475

Net increase (decrease) in net assets resulting from operations	48	53	344,951	(103,353)	482,659	927,592

Contributions and (Withdrawals):
Payments received from policyowners	—	—	56,294	48,709	77,983	104,841
Cost of insurance	(1)	—	(68,561)	(16,872)	(112,817)	(112,917)
Policyowners’ surrenders	—	—	(85,696)	(16,713)	(149,749)	(94,205)
Net transfers from (to) Fixed Account	—	—	(3,989)	(95,081)	(69,363)	(73,296)
Transfers between Investment Divisions	—	—	(3,026,054)	6,161,650	378,127	479,333
Policyowners’ death benefits	—	—	—	—	(7,768)	(20,887)

Net contributions and (withdrawals)	(1)	—	(3,128,006)	6,081,693	116,413	282,869

Increase (decrease) in net assets	47	53	(2,783,055)	5,978,340	599,072	1,210,461
NET ASSETS:
Beginning of period	325	272	6,529,831	551,491	7,910,114	6,699,653

End of period	$372	$325	$3,746,776	$6,529,831	$8,509,186	$7,910,114

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	MFS® New Discovery Series— Initial Class		MFS® New Discovery Value Portfolio— Initial Class		MFS® Research International Portfolio— Initial Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$10,247	$70,258	$35,450	$1,810
Net realized gain (loss) on investments	(1,409)	(82)	(16,500)	116,309	323,051	7,337
Realized gain distribution received	—	—	62,442	293,348	—	—
Change in unrealized appreciation (depreciation) on investments	1,513	395	(38,675)	26,309	289,822	(82,669)

Net increase (decrease) in net assets resulting from operations	104	313	17,514	506,224	648,323	(73,522)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	8,195	22,709	10,481	3,851
Cost of insurance	(285)	(343)	(6,574)	(53,081)	(53,798)	(4,461)
Policyowners’ surrenders	(2,803)	—	—	—	—	—
Net transfers from (to) Fixed Account	—	—	26,233	2,044	(7,826)	—
Transfers between Investment Divisions	—	—	6,184	(3,267,515)	1,489,896	1,949,108
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(3,088)	(343)	34,038	(3,295,843)	1,438,753	1,948,498

Increase (decrease) in net assets	(2,984)	(30)	51,552	(2,789,619)	2,087,076	1,874,976
NET ASSETS:
Beginning of period	4,758	4,788	544,034	3,333,653	1,934,205	59,229

End of period	$1,774	$4,758	$595,586	$544,034	$4,021,281	$1,934,205

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	MFS® Value Series— Initial Class		Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I		Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,225,773	$1,342,024	$96,153	$67,921	$308	$487
Net realized gain (loss) on investments	3,707,110	3,806,499	(11,460)	(27,859)	(499)	(864)
Realized gain distribution received	5,704,978	6,080,479	—	—	7,216	2,195
Change in unrealized appreciation (depreciation) on investments	(946,080)	(1,850,426)	11,470	30,462	391	3,778

Net increase (decrease) in net assets resulting from operations	9,691,781	9,378,576	96,163	70,524	7,416	5,596

Contributions and (Withdrawals):
Payments received from policyowners	327,467	1,054,860	—	—	—	—
Cost of insurance	(1,033,036)	(1,128,283)	(9,879)	(10,197)	(930)	(1,005)
Policyowners’ surrenders	(3,513,327)	(509,378)	(3,291)	(24,588)	(867)	(2,948)
Net transfers from (to) Fixed Account	851,727	2,142,132	(13,008)	(3,186)	—	—
Transfers between Investment Divisions	(6,280,463)	(13,283,588)	(3,785)	(38,284)	—	—
Policyowners’ death benefits	(614,229)	(669,233)	—	—	—	—

Net contributions and (withdrawals)	(10,261,861)	(12,393,490)	(29,963)	(76,255)	(1,797)	(3,953)

Increase (decrease) in net assets	(570,080)	(3,014,914)	66,200	(5,731)	5,619	1,643
NET ASSETS:
Beginning of period	80,972,117	83,987,031	646,394	652,125	66,374	64,731

End of period	$80,402,037	$80,972,117	$712,594	$646,394	$71,993	$66,374

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Neuberger Berman AMT Quality Equity Portfolio— Class I		Nomura VIP Emerging Markets Series— Standard Class		Nomura VIP International Core Equity Series— Standard Class
	2025	2024	2025	2024	2025	2024 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$787	$28,496	$88,891	$1,293	$1,102
Net realized gain (loss) on investments	1,751	49,284	281,148	(262,361)	138	8
Realized gain distribution received	14,913	16,946	3,653	—	4,758	199
Change in unrealized appreciation (depreciation) on investments	15,489	10,527	777,444	360,908	14,773	(1,634)

Net increase (decrease) in net assets resulting from operations	32,153	77,544	1,090,741	187,438	20,962	(325)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	27,777	42,604	135	—
Cost of insurance	(4,694)	(6,530)	(26,258)	(43,464)	(1,869)	(1,055)
Policyowners’ surrenders	—	—	(10,121)	(23,996)	—	—
Net transfers from (to) Fixed Account	—	(2)	(59,744)	21,012	—	—
Transfers between Investment Divisions	—	(136,406)	(562,743)	(1,747,114)	—	87,421
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(4,694)	(142,938)	(631,089)	(1,750,958)	(1,734)	86,366

Increase (decrease) in net assets	27,459	(65,394)	459,652	(1,563,520)	19,228	86,041
NET ASSETS:
Beginning of period	236,941	302,335	1,722,414	3,285,934	86,041	—

End of period	$264,400	$236,941	$2,182,066	$1,722,414	$105,269	$86,041

(b) For the period April 26, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Nomura VIP Small Cap Value Series— Standard Class		PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$193,576	$97,271	$87,536	$93,623	$150,709	$133,634
Net realized gain (loss) on investments	581,637	478,470	(116,777)	(56,902)	(251,957)	(108,951)
Realized gain distribution received	942,756	268,579	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(823,615)	538,439	197,510	66,701	503,006	(51,033)

Net increase (decrease) in net assets resulting from operations	894,354	1,382,759	168,269	103,422	401,758	(26,350)

Contributions and (Withdrawals):
Payments received from policyowners	141,736	133,449	6,684	20,242	28,340	50,171
Cost of insurance	(164,959)	(146,679)	(21,522)	(24,273)	(49,896)	(61,162)
Policyowners’ surrenders	(107,987)	(53,260)	(451,540)	(191,377)	(662,301)	(279,317)
Net transfers from (to) Fixed Account	(64,253)	(20,982)	(2,174)	(26,355)	(5,413)	(10,774)
Transfers between Investment Divisions	(8,294,670)	6,945,861	25,858	83,122	(144,836)	69,374
Policyowners’ death benefits	(62,720)	(11,102)	—	(17,384)	(6,637)	—

Net contributions and (withdrawals)	(8,552,853)	6,847,287	(442,694)	(156,025)	(840,743)	(231,708)

Increase (decrease) in net assets	(7,658,499)	8,230,046	(274,425)	(52,603)	(438,985)	(258,058)
NET ASSETS:
Beginning of period	15,335,814	7,105,768	1,463,894	1,516,497	3,870,549	4,128,607

End of period	$7,677,315	$15,335,814	$1,189,469	$1,463,894	$3,431,564	$3,870,549

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class		PIMCO VIT High Yield Portfolio— Administrative Class		PIMCO VIT High Yield Portfolio— Institutional Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,799	$2,250	$242,097	$132,479	$13,371	$7,342
Net realized gain (loss) on investments	(601)	(1,100)	51,166	(7,018)	(911)	4,642
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	6,517	(1,211)	37,891	(342)	4,991	(4,046)

Net increase (decrease) in net assets resulting from operations	9,715	(61)	331,154	125,119	17,451	7,938

Contributions and (Withdrawals):
Payments received from policyowners	21,463	19,701	18,578	36,178	21,353	6,964
Cost of insurance	(1,329)	(1,089)	(64,326)	(36,136)	(4,095)	(2,575)
Policyowners’ surrenders	(13,610)	(2,977)	(398,437)	(170,327)	(5,815)	(683)
Net transfers from (to) Fixed Account	1,438	596	(10,908)	(16,353)	(9,242)	7,717
Transfers between Investment Divisions	635	1,977	(10,653)	2,398,358	(49,515)	127,693
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	8,597	18,208	(465,746)	2,211,720	(47,314)	139,116

Increase (decrease) in net assets	18,312	18,147	(134,592)	2,336,839	(29,863)	147,054
NET ASSETS:
Beginning of period	66,452	48,305	4,167,080	1,830,241	235,234	88,180

End of period	$84,764	$66,452	$4,032,488	$4,167,080	$205,371	$235,234

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	PIMCO VIT Income Portfolio— Institutional Class		PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class		PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$243,437	$38,621	$4,088	$2,991	$601,641	$498,669
Net realized gain (loss) on investments	58,902	(234)	(1,569)	(1,343)	(1,383,943)	(1,636,136)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	152,455	(32,485)	1,771	2,938	1,928,203	66,480

Net increase (decrease) in net assets resulting from operations	454,794	5,902	4,290	4,586	1,145,901	(1,070,987)

Contributions and (Withdrawals):
Payments received from policyowners	32,727	23,136	3,141	8,605	9,175	12,114
Cost of insurance	(73,338)	(8,452)	(1,648)	(1,235)	(202,511)	(188,244)
Policyowners’ surrenders	(1,492)	(809)	(9,128)	(2,094)	(317,883)	(483,779)
Net transfers from (to) Fixed Account	68,982	6,020	34,977	—	31,625	(9,222)
Transfers between Investment Divisions	338,499	3,804,774	(8,595)	13,619	255,557	1,046,044
Policyowners’ death benefits	—	—	—	—	(355,238)	(40,183)

Net contributions and (withdrawals)	365,378	3,824,669	18,747	18,895	(579,275)	336,730

Increase (decrease) in net assets	820,172	3,830,571	23,037	23,481	566,626	(734,257)
NET ASSETS:
Beginning of period	4,174,093	343,522	88,523	65,042	17,990,761	18,725,018

End of period	$4,994,265	$4,174,093	$111,560	$88,523	$18,557,387	$17,990,761

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class		PIMCO VIT Low Duration Portfolio— Administrative Class		PIMCO VIT Low Duration Portfolio— Institutional Class
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,591	$1,268	$445,921	$443,047	$20,382	$15,727
Net realized gain (loss) on investments	(6,318)	(4,801)	(390,726)	(85,527)	8,631	615
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	7,852	876	550,828	127,815	(1,333)	1,290

Net increase (decrease) in net assets resulting from operations	3,125	(2,657)	606,023	485,335	27,680	17,632

Contributions and (Withdrawals):
Payments received from policyowners	13,862	13,912	78,658	92,788	93,680	160,952
Cost of insurance	(937)	(825)	(193,347)	(231,201)	(13,140)	(11,504)
Policyowners’ surrenders	(5,789)	(766)	(241,739)	(328,001)	(212,717)	(8,790)
Net transfers from (to) Fixed Account	(7,913)	951	(79,741)	(47,843)	1,047	2,955
Transfers between Investment Divisions	(1,395)	(1,883)	(3,861,744)	93,562	19,217	8,284
Policyowners’ death benefits	—	—	(49,290)	(24,537)	—	(7,163)

Net contributions and (withdrawals)	(2,172)	11,389	(4,347,203)	(445,232)	(111,913)	144,734

Increase (decrease) in net assets	953	8,732	(3,741,180)	40,103	(84,233)	162,366
NET ASSETS:
Beginning of period	45,154	36,422	11,410,178	11,370,075	443,233	280,867

End of period	$46,107	$45,154	$7,668,998	$11,410,178	$359,000	$443,233

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	PIMCO VIT Real Return Portfolio— Administrative Class		PIMCO VIT Real Return Portfolio— Institutional Class		PIMCO VIT Short-Term Portfolio— Institutional Class
	2025	2024	2025	2024	2025	2024 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$429,280	$227,109	$5,508	$3,305	$82	$13
Net realized gain (loss) on investments	(634,312)	(142,057)	2,759	(2,063)	—	—
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	1,154,581	67,702	1,868	1,359	2	3

Net increase (decrease) in net assets resulting from operations	949,549	152,754	10,135	2,601	84	16

Contributions and (Withdrawals):
Payments received from policyowners	42,260	99,034	17,466	22,289	1,457	—
Cost of insurance	(281,519)	(239,575)	(2,887)	(2,205)	(29)	(5)
Policyowners’ surrenders	(496,296)	(167,947)	—	—	—	—
Net transfers from (to) Fixed Account	(30,030)	(74,818)	—	914	73	805
Transfers between Investment Divisions	(36,208)	4,034,681	14,274	9,219	—	2
Policyowners’ death benefits	(56,861)	(6,347)	—	—	—	—

Net contributions and (withdrawals)	(858,654)	3,645,028	28,853	30,217	1,501	802

Increase (decrease) in net assets	90,895	3,797,782	38,988	32,818	1,585	818
NET ASSETS:
Beginning of period	12,657,360	8,859,578	137,127	104,309	818	—

End of period	$12,748,255	$12,657,360	$176,115	$137,127	$2,403	$818

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	PIMCO VIT Total Return Portfolio— Administrative Class		PIMCO VIT Total Return Portfolio— Institutional Class		Principal VC Real Estate Securities Account— Class 1
	2025	2024	2025	2024	2025	2024 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$850,691	$704,907	$9,590	$8,929	$11,826	$313
Net realized gain (loss) on investments	(529,756)	(655,956)	1,070	(2,809)	(5,760)	(12)
Realized gain distribution received	—	—	—	—	26,642	403
Change in unrealized appreciation (depreciation) on investments	1,444,057	352,766	8,995	(581)	(27,253)	(29,261)

Net increase (decrease) in net assets resulting from operations	1,764,992	401,717	19,655	5,539	5,455	(28,557)

Contributions and (Withdrawals):
Payments received from policyowners	93,001	94,089	62,665	30,747	36,115	2,048
Cost of insurance	(284,525)	(265,775)	(5,596)	(5,872)	(14,183)	(530)
Policyowners’ surrenders	(818,114)	(80,661)	(18,531)	(398)	(32,551)	—
Net transfers from (to) Fixed Account	(66,593)	7,233	1,101	(81,718)	24,312	4,134
Transfers between Investment Divisions	(161,123)	3,321,940	9,822	(46,045)	117,298	602,950
Policyowners’ death benefits	(95,869)	(42,573)	—	—	(68)	—

Net contributions and (withdrawals)	(1,333,223)	3,034,253	49,461	(103,286)	130,923	608,602

Increase (decrease) in net assets	431,769	3,435,970	69,116	(97,747)	136,378	580,045
NET ASSETS:
Beginning of period	20,945,263	17,509,293	175,961	273,708	580,045	—

End of period	$21,377,032	$20,945,263	$245,077	$175,961	$716,423	$580,045

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Putnam VT International Value Fund— Class IA		Schwab® S&P 500 Index Portfolio		T. Rowe Price All-Cap Opportunities Portfolio
	2025	2024 (a)	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$342	$—	$72,025	$59,470	$—	$2,314
Net realized gain (loss) on investments	571	—	155,895	46,151	9,255	350,387
Realized gain distribution received	209	—	—	—	397,103	357,528
Change in unrealized appreciation (depreciation) on investments	20,810	(1,389)	888,210	717,286	114,664	883,140

Net increase (decrease) in net assets resulting from operations	21,932	(1,389)	1,116,130	822,907	521,022	1,593,369

Contributions and (Withdrawals):
Payments received from policyowners	5,827	1,416	1,691,480	2,026,699	—	—
Cost of insurance	(860)	(26)	(120,156)	(84,200)	(49,475)	(77,127)
Policyowners’ surrenders	—	—	(247,547)	(66,819)	(25,691)	(1,104,527)
Net transfers from (to) Fixed Account	(190)	19,847	(34,251)	10,464	(49,278)	(18,916)
Transfers between Investment Divisions	142,664	—	324,538	195,040	—	(3,293,519)
Policyowners’ death benefits	—	—	—	—	(50,133)	—

Net contributions and (withdrawals)	147,441	21,237	1,614,064	2,081,184	(174,577)	(4,494,089)

Increase (decrease) in net assets	169,373	19,848	2,730,194	2,904,091	346,445	(2,900,720)
NET ASSETS:
Beginning of period	19,848	—	5,331,877	2,427,786	3,276,207	6,176,927

End of period	$189,221	$19,848	$8,062,071	$5,331,877	$3,622,652	$3,276,207

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price International Stock Portfolio		T. Rowe Price Limited-Term Bond Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$24,860	$14,611	$24,385	$28,543
Net realized gain (loss) on investments	5,883,174	2,795,179	24,152	76,290	(1,607)	(7,176)
Realized gain distribution received	13,007,798	5,245,588	114,645	40,813	—	—
Change in unrealized appreciation (depreciation) on investments	4,326,161	24,772,341	127,971	27,637	8,742	10,682

Net increase (decrease) in net assets resulting from operations	23,217,133	32,813,108	291,628	159,351	31,520	32,049

Contributions and (Withdrawals):
Payments received from policyowners	658,371	1,229,788	80,367	180,312	—	—
Cost of insurance	(1,728,146)	(1,452,850)	(27,881)	(43,712)	(11,173)	(11,132)
Policyowners’ surrenders	(3,634,255)	(1,237,150)	(102,678)	(548,842)	(2,205)	(6,417)
Net transfers from (to) Fixed Account	2,993,004	4,859,670	(944)	(7,525)	(11)	(223,718)
Transfers between Investment Divisions	2,166,555	1,682,956	(476,361)	(1,597,909)	(92,550)	(1,552)
Policyowners’ death benefits	(1,099,983)	(817,277)	—	—	—	(59,021)

Net contributions and (withdrawals)	(644,454)	4,265,137	(527,497)	(2,017,676)	(105,939)	(301,840)

Increase (decrease) in net assets	22,572,679	37,078,245	(235,869)	(1,858,325)	(74,419)	(269,791)
NET ASSETS:
Beginning of period	130,342,721	93,264,476	1,633,577	3,491,902	646,819	916,610

End of period	$152,915,400	$130,342,721	$1,397,708	$1,633,577	$572,400	$646,819

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	T. Rowe Price Moderate Allocation Portfolio		Thrivent Aggressive Allocation Portfolio		Thrivent Conservative Allocation Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$52,678	$52,611	$7,043	$1,498	$19,639	$13,335
Net realized gain (loss) on investments	17,256	12,715	5,254	282	3,323	2,927
Realized gain distribution received	104,138	63,280	33,742	3,741	—	—
Change in unrealized appreciation (depreciation) on investments	143,623	89,899	57,604	7,293	20,081	2,346

Net increase (decrease) in net assets resulting from operations	317,695	218,505	103,643	12,814	43,043	18,608

Contributions and (Withdrawals):
Payments received from policyowners	—	—	4,349	2,817	29,199	31,275
Cost of insurance	(72,725)	(77,276)	(8,093)	(2,361)	(7,296)	(5,342)
Policyowners’ surrenders	(100,527)	(17,323)	—	—	—	—
Net transfers from (to) Fixed Account	(6)	(6)	(156)	440	(726)	—
Transfers between Investment Divisions	—	(40,348)	246,282	52,283	164,297	94,504
Policyowners’ death benefits	(10,543)	—	—	—	—	—

Net contributions and (withdrawals)	(183,801)	(134,953)	242,382	53,179	185,474	120,437

Increase (decrease) in net assets	133,894	83,552	346,025	65,993	228,517	139,045
NET ASSETS:
Beginning of period	2,307,280	2,223,728	127,745	61,752	302,172	163,127

End of period	$2,441,174	$2,307,280	$473,770	$127,745	$530,689	$302,172

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Thrivent Global Stock Portfolio		Thrivent Large Cap Growth Portfolio		Thrivent Mid Cap Index Portfolio
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,971	$6,924	$2,233	$1,988	$137,718	$134,150
Net realized gain (loss) on investments	5,053	1,361	(950)	(219)	299,109	146,474
Realized gain distribution received	39,103	10,112	42,966	30,562	493,059	160,602
Change in unrealized appreciation (depreciation) on investments	24,609	21,893	43,576	80,642	(63,695)	881,138

Net increase (decrease) in net assets resulting from operations	76,736	40,290	87,825	112,973	866,191	1,322,364

Contributions and (Withdrawals):
Payments received from policyowners	—	47,592	23,533	26,780	133,437	54,347
Cost of insurance	(7,065)	(6,928)	(4,738)	(4,078)	(135,603)	(133,632)
Policyowners’ surrenders	—	—	—	—	(913,038)	(348,921)
Net transfers from (to) Fixed Account	(416)	(264)	(1,507)	(813)	(9,843)	2,536
Transfers between Investment Divisions	88,681	189,419	(3,896)	268,411	1,499,791	(780,530)
Policyowners’ death benefits	—	—	—	—	(228,069)	(153,232)

Net contributions and (withdrawals)	81,200	229,819	13,392	290,300	346,675	(1,359,432)

Increase (decrease) in net assets	157,936	270,109	101,217	403,273	1,212,866	(37,068)
NET ASSETS:
Beginning of period	402,036	131,927	523,912	120,639	10,739,386	10,776,454

End of period	$559,972	$402,036	$625,129	$523,912	$11,952,252	$10,739,386

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Thrivent Mid Cap Stock Portfolio		Thrivent Small Cap Index Portfolio		TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$892	$10,364	$84,361	$494,292	$457	$2,831
Net realized gain (loss) on investments	157,552	2,506	6,615,919	523,078	83,436	7,196
Realized gain distribution received	11,774	20,673	280,383	—	555	1,961
Change in unrealized appreciation (depreciation) on investments	(238,605)	153,952	(6,502,598)	1,867,336	(53,114)	15,179

Net increase (decrease) in net assets resulting from operations	(68,387)	187,495	478,065	2,884,706	31,334	27,167

Contributions and (Withdrawals):
Payments received from policyowners	39,309	100,805	52,946	70,941	—	—
Cost of insurance	(5,253)	(19,112)	(87,565)	(398,050)	(3,222)	(3,699)
Policyowners’ surrenders	(1,098)	(3,721)	(16,164)	(9,803)	(211,198)	—
Net transfers from (to) Fixed Account	—	(11)	(581,954)	(219,614)	(106)	(21,133)
Transfers between Investment Divisions	(1,912,021)	9,527	(28,943,777)	(4,381,688)	—	—
Policyowners’ death benefits	—	—	(3,994)	(216,100)	—	—

Net contributions and (withdrawals)	(1,879,063)	87,488	(29,580,508)	(5,154,314)	(214,526)	(24,832)

Increase (decrease) in net assets	(1,947,450)	274,983	(29,102,443)	(2,269,608)	(183,192)	2,335
NET ASSETS:
Beginning of period	2,068,315	1,793,332	34,815,037	37,084,645	222,781	220,446

End of period	$120,865	$2,068,315	$5,712,594	$34,815,037	$39,589	$222,781

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	TOPS® Balanced ETF Portfolio— Class 2 Shares		TOPS® Conservative ETF Portfolio— Class 2 Shares		TOPS® Growth ETF Portfolio— Class 2 Shares
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$342	$307	$2,942	$3,660	$726	$683
Net realized gain (loss) on investments	117	1,156	849	5,761	1,312	10,860
Realized gain distribution received	189	70	802	1,099	905	98
Change in unrealized appreciation (depreciation) on investments	1,252	(557)	6,834	(1,657)	6,053	(5,761)

Net increase (decrease) in net assets resulting from operations	1,900	976	11,427	8,863	8,996	5,880

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	—	—
Cost of insurance	(614)	(1,011)	(1,587)	(2,540)	(1,209)	(2,022)
Policyowners’ surrenders	—	(9,145)	(2,316)	(4,808)	—	—
Net transfers from (to) Fixed Account	(4)	(21)	—	—	(2,436)	(255)
Transfers between Investment Divisions	—	—	—	(36,385)	—	(41,127)
Policyowners’ death benefits	—	—	(1,946)	—	—	—

Net contributions and (withdrawals)	(618)	(10,177)	(5,849)	(43,733)	(3,645)	(43,404)

Increase (decrease) in net assets	1,282	(9,201)	5,578	(34,870)	5,351	(37,524)
NET ASSETS:
Beginning of period	15,134	24,335	117,349	152,219	51,950	89,474

End of period	$16,416	$15,134	$122,927	$117,349	$57,301	$51,950

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares		TOPS® Moderate Growth ETF Portfolio— Class 2 Shares
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$415	$582	$509	$656	$3,971	$3,652
Net realized gain (loss) on investments	(4,209)	(6,811)	(10,268)	(5,104)	2,646	9,962
Realized gain distribution received	—	—	—	—	3,675	2,800
Change in unrealized appreciation (depreciation) on investments	6,096	8,283	11,975	6,375	19,211	736

Net increase (decrease) in net assets resulting from operations	2,302	2,054	2,216	1,927	29,503	17,150

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	—	—
Cost of insurance	(234)	(265)	(684)	(653)	(9,731)	(9,517)
Policyowners’ surrenders	—	(7,498)	—	—	—	(6,426)
Net transfers from (to) Fixed Account	(7,434)	(840)	(7,541)	(855)	—	—
Transfers between Investment Divisions	—	—	—	—	—	(38,492)
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(7,668)	(8,603)	(8,225)	(1,508)	(9,731)	(54,435)

Increase (decrease) in net assets	(5,366)	(6,549)	(6,009)	419	19,772	(37,285)
NET ASSETS:
Beginning of period	25,402	31,951	27,106	26,687	199,942	237,227

End of period	$20,036	$25,402	$21,097	$27,106	$219,714	$199,942

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	VanEck VIP Emerging Markets Bond Fund— Initial Class Shares		Victory RS Small Cap Growth Equity VIP Series— Class I Shares		Voya High Yield Portfolio— Class I
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$21,908	$28,173	$2,821	$—	$2,172	$1,873
Net realized gain (loss) on investments	102	(339)	122,854	17,107	106	(812)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	48,237	(17,190)	(145,445)	58,675	689	740

Net increase (decrease) in net assets resulting from operations	70,247	10,644	(19,770)	75,782	2,967	1,801

Contributions and (Withdrawals):
Payments received from policyowners	—	—	5,456	8,008	21,635	15,633
Cost of insurance	(13,890)	(12,130)	(4,316)	(7,082)	(972)	(816)
Policyowners’ surrenders	—	—	—	(5,111)	(2,229)	(26,249)
Net transfers from (to) Fixed Account	(3)	(4)	(35,397)	640	—	124
Transfers between Investment Divisions	—	—	(685,741)	(17,317)	219	9
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(13,893)	(12,134)	(719,998)	(20,862)	18,653	(11,299)

Increase (decrease) in net assets	56,354	(1,490)	(739,768)	54,920	21,620	(9,498)
NET ASSETS:
Beginning of period	385,967	387,457	739,768	684,848	26,302	35,800

End of period	$442,321	$385,967	$—	$739,768	$47,922	$26,302

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Voya Index Solution 2030 Portfolio— Class Z		Voya Index Solution 2040 Portfolio— Class Z		Voya Index Solution 2050 Portfolio— Class Z
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$8,541	$2,499	$4,092	$646	$2,154	$261
Net realized gain (loss) on investments	6,479	(2,410)	1,605	(4,018)	17,640	5,945
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	23,493	17,164	27,043	14,484	5,821	6,448

Net increase (decrease) in net assets resulting from operations	38,513	17,253	32,740	11,112	25,615	12,654

Contributions and (Withdrawals):
Payments received from policyowners	7,947	29,041	46,047	31,354	19,016	38,622
Cost of insurance	(5,269)	(4,276)	(7,847)	(5,347)	(2,512)	(1,782)
Policyowners’ surrenders	(35,022)	(24,460)	—	(158,788)	—	—
Net transfers from (to) Fixed Account	(215)	(112)	(21)	96,758	(19,086)	(25,929)
Transfers between Investment Divisions	104,645	—	6,631	—	4,315	8
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	72,086	193	44,810	(36,023)	1,733	10,919

Increase (decrease) in net assets	110,599	17,446	77,550	(24,911)	27,348	23,573
NET ASSETS:
Beginning of period	179,897	162,451	153,047	177,958	127,512	103,939

End of period	$290,496	$179,897	$230,597	$153,047	$154,860	$127,512

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Voya Limited Maturity Bond Portfolio— Class I		Voya MidCap Opportunities Portfolio— Class I		Voya Russell™ Mid Cap Index Portfolio— Class I
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$159,938	$179,160	$—	$—	$139,665	$190,446
Net realized gain (loss) on investments	(62,427)	(87,347)	4,676	1,433	(240,935)	(308,814)
Realized gain distribution received	—	—	69,692	—	1,328,146	1,364,632
Change in unrealized appreciation (depreciation) on investments	97,295	94,845	(46,739)	91,909	139,821	821,915

Net increase (decrease) in net assets resulting from operations	194,806	186,658	27,629	93,342	1,366,697	2,068,179

Contributions and (Withdrawals):
Payments received from policyowners	48,647	321,232	12,847	43,550	128,448	140,655
Cost of insurance	(42,814)	(41,916)	(7,609)	(6,966)	(148,264)	(191,336)
Policyowners’ surrenders	(36,647)	(3,962)	(4,451)	—	(468,869)	(267,579)
Net transfers from (to) Fixed Account	(92,792)	(638,967)	(3,940)	7,326	(806,317)	(11,563)
Transfers between Investment Divisions	(49,011)	271,532	—	4,822	2,216,145	(4,944,870)
Policyowners’ death benefits	(13,302)	(38,636)	—	—	(291,729)	(45,921)

Net contributions and (withdrawals)	(185,919)	(130,717)	(3,153)	48,732	629,414	(5,320,614)

Increase (decrease) in net assets	8,887	55,941	24,476	142,074	1,996,111	(3,252,435)
NET ASSETS:
Beginning of period	3,725,626	3,669,685	700,919	558,845	11,855,633	15,108,068

End of period	$3,734,513	$3,725,626	$725,395	$700,919	$13,851,744	$11,855,633

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Voya Small Company Portfolio— Class I		VY® JPMorgan Mid Cap Value Portfolio— Class I		VY® JPMorgan Small Cap Core Equity Portfolio— Class I
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$15,895	$12,895	$4,800	$3,989	$29,367	$23,004
Net realized gain (loss) on investments	40,829	(55,203)	69	560	(96,545)	(74,134)
Realized gain distribution received	203,473	43,176	60,024	16,491	602,471	—
Change in unrealized appreciation (depreciation) on investments	(128,015)	148,292	(45,570)	22,175	(285,363)	491,837

Net increase (decrease) in net assets resulting from operations	132,182	149,160	19,323	43,215	249,930	440,707

Contributions and (Withdrawals):
Payments received from policyowners	16,501	14,987	28,596	30,936	120,557	78,233
Cost of insurance	(23,871)	(22,552)	(6,673)	(5,209)	(51,243)	(47,864)
Policyowners’ surrenders	(19,699)	(44,460)	(31,174)	—	(31,202)	(3,592)
Net transfers from (to) Fixed Account	(37,282)	(2,704)	—	14,612	(9,541)	7,111
Transfers between Investment Divisions	3,909	108,561	34,834	11,295	171,598	(149,585)
Policyowners’ death benefits	—	—	(3,441)	—	(29,671)	—

Net contributions and (withdrawals)	(60,442)	53,832	22,142	51,634	170,498	(115,697)

Increase (decrease) in net assets	71,740	202,992	41,465	94,849	420,428	325,010
NET ASSETS:
Beginning of period	1,551,153	1,348,161	376,287	281,438	4,385,446	4,060,436

End of period	$1,622,893	$1,551,153	$417,752	$376,287	$4,805,874	$4,385,446

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	VY® Morgan Stanley Global Franchise Portfolio— Class R6		VY® T. Rowe Price Capital Appreciation Portfolio— Class I		Western Asset Core Plus VIT Portfolio— Class I
	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$947	$1,163	$21,327	$25,531	$40,004	$172,647
Net realized gain (loss) on investments	(31,158)	(265)	7,928	(49,387)	(183,140)	(330,374)
Realized gain distribution received	28,717	13,161	136,545	9,949	—	—
Change in unrealized appreciation (depreciation) on investments	7,101	(1,855)	(54,819)	122,004	234,924	142,380

Net increase (decrease) in net assets resulting from operations	5,607	12,204	110,981	108,097	91,788	(15,347)

Contributions and (Withdrawals):
Payments received from policyowners	2,689	2,652	50,219	60,280	39,262	80,129
Cost of insurance	(2,217)	(2,718)	(12,910)	(15,491)	(30,973)	(49,502)
Policyowners’ surrenders	—	—	(15,517)	(2,496)	(1,158,418)	(527,365)
Net transfers from (to) Fixed Account	(44)	(50)	(1,033)	(655)	(7,738)	15,395
Transfers between Investment Divisions	(123,889)	—	(32,018)	(817,451)	(36,288)	(1,222,111)
Policyowners’ death benefits	—	—	(48,946)	(1,016)	—	—

Net contributions and (withdrawals)	(123,461)	(116)	(60,205)	(776,829)	(1,194,155)	(1,703,454)

Increase (decrease) in net assets	(117,854)	12,088	50,776	(668,732)	(1,102,367)	(1,718,801)
NET ASSETS:
Beginning of period	150,081	137,993	888,875	1,557,607	1,995,363	3,714,164

End of period	$32,227	$150,081	$939,651	$888,875	$892,996	$1,995,363

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statement

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (“CSVUL Separate Account-I”) was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds NYLIAC Corporate Sponsored Variable Universal Life Insurance policies (“CSVUL”) (“Series 1 policies”), NYLIAC CorpExec Variable Universal Life Insurance II policies (“CEVUL2”) (“Series 2 policies”), NYLIAC CorpExec Variable Universal Life Insurance III policies (“CEVUL3”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance IV policies (“CEVUL4”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance V policies (“CEVUL5”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance VI policies (“CEVUL6”) (“Series 3 policies”), NYLIAC CorpExec Accumulator Variable Universal Life Insurance policies (“CEAVUL”) (“Series 3 policies”), and NYLIAC CorpExec Variable Universal Life Insurance Plus Policies (“CEVUL Plus”) (“Series 3 policies”). The policies are designed for group and/or sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and are sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is an indirect, wholly-owned subsidiary of NYLIC. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance of ASC 946.

The assets of CSVUL Separate Account-I are invested in the shares of the New York Life Investments (“NYLI”) VP Funds Trust, AB® Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, American Funds Insurance Series®, BlackRock® Variable Series Funds, Inc., BlackRock® Variable Series Funds II, Inc., BNY Mellon Investment Portfolios, BNY Mellon Sustainable U.S. Equity Portfolio, Inc., BNY Mellon Variable Investment Fund, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Series Trust II, Davis Variable Account Fund, Inc., Delaware VIP® Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Variable Series I, Deutsche DWS Variable Series II, DFA Investment Dimensions Group Inc., Fidelity® Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Variable Income Trust, Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, MFS® Variable Insurance Trust III, Morgan Stanley Variable Insurance Fund, Inc., Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Principal Variable Contracts Funds, Inc., Putnam Variable Trust, Schwab Annuity Portfolios, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Thrivent Series Fund, Inc., VanEck VIP Trust, and the Voya Variable Portfolios, Inc., (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

Effective August 28, 2025, the Class I shares of the Victory RS Small Cap Growth Equity VIP Series were substituted into the Class I shares of ClearBridge Variable Small Cap Growth Portfolio following approval by the Board of Directors of the Victory Series to liquidate the Portfolio.

Effective August 28, 2025, all remaining Victory Series Funds were substituted into the Initial Class shares of Fidelity® VIP Government Money Market Portfolio following approval by the Board of Directors of the Victory Series to liquidate the Portfolios.

The following Investment Divisions, with their respective Fund portfolios, are available in CSVUL Separate Account-I:

NYLI VP American Century Sustainable Equity—Initial Class

NYLI VP Bond—Initial Class

NYLI VP Candriam Emerging Markets Equity—Initial Class

NYLI VP Dimensional U.S. Equity—Initial Class

NYLI VP Epoch U.S. Equity Yield—Initial Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

NYLI VP Fidelity Institutional AM® Utilities—Initial Class

NYLI VP Floating Rate—Initial Class

NYLI VP Hedge Multi-Strategy—Initial Class

NYLI VP Income Builder—Initial Class

NYLI VP Janus Henderson Balanced—Initial Class

NYLI VP MacKay Convertible—Initial Class

NYLI VP MacKay High Yield Corporate Bond—Initial Class

NYLI VP MacKay U.S. Infrastructure Bond—Initial Class

NYLI VP Natural Resources—Initial Class

NYLI VP PineStone International Equity—Initial Class

NYLI VP S&P 500 Index—Initial Class

NYLI VP Schroders Mid Cap Opportunities—Initial Class

NYLI VP Small Cap Growth—Initial Class

NYLI VP U.S. Government Money Market—Initial Class

NYLI VP Wellington Growth—Initial Class

NYLI VP Wellington Small Cap—Initial Class

NYLI VP Winslow Large Cap Growth—Initial Class

AB VPS Discovery Value Portfolio—Class A

AB VPS International Value Portfolio—Class A

AB VPS Large Cap Growth Portfolio—Class A

AB VPS Relative Value Portfolio—Class A

AB VPS Small Cap Growth Portfolio—Class A

Alger Small Cap Growth Portfolio—Class I-2 Shares

American Funds® IS American Funds Global Balanced Fund—Class 1

American Funds® IS Asset Allocation Fund—Class 1

American Funds® IS The Bond Fund of America®—Class 1

American Funds® IS Capital World Bond Fund®—Class 1

American Funds® IS Global Growth Fund—Class 1

American Funds® IS Global Small Capitalization Fund—Class 1

American Funds® IS Growth Fund—Class 1

American Funds® IS Growth-Income Fund—Class 1

American Funds® IS International Fund—Class 1

American Funds® IS New World Fund®—Class 1

American Funds® IS U.S. Government Securities Fund®—Class 1

American Funds® IS Washington Mutual Investors Fund—Class 1

BlackRock® Global Allocation V.I. Fund—Class I

BlackRock® High Yield V.I. Fund—Class I

BNY Mellon IP Technology Growth Portfolio—Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares

BNY Mellon VIF Small Cap Portfolio—Initial Shares (formerly BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares)

ClearBridge Variable Appreciation Portfolio—Class I

ClearBridge Variable Large Cap Growth Portfolio—Class I

ClearBridge Variable Small Cap Growth Portfolio—Class I

Columbia Variable Portfolio—Disciplined Core Fund—Class 1

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1

Columbia Variable Portfolio—Intermediate Bond Fund—Class 1

Columbia Variable Portfolio—Strategic Income Fund—Class 1

Davis Equity Portfolio

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation Portfolio

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value Portfolio

Dimensional VIT Inflation-Protected Securities Portfolio

DWS Alternative Asset Allocation VIP—Class A

DWS Global Small Cap VIP—Class A

DWS Small Cap Index VIP—Class A

DWS Small Mid Cap Value VIP—Class A

Fidelity® VIP Balanced Portfolio—Initial Class

Fidelity® VIP Bond Index Portfolio—Initial Class

Fidelity® VIP ContrafundSM Portfolio—Initial Class

Fidelity® VIP Emerging Markets Portfolio—Initial Class

Fidelity® VIP Equity-Income PortfolioSM—Initial Class

Fidelity® VIP Extended Market Index Portfolio—Initial Class

Fidelity® VIP Floating Rate High Income Portfolio—Initial Class

Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class

Fidelity® VIP Government Money Market Portfolio—Initial Class

Fidelity® VIP Growth Opportunities Portfolio—Initial Class

Fidelity® VIP Growth Portfolio—Initial Class

Fidelity® VIP Health Care Portfolio—Initial Class

Fidelity® VIP Index 500 Portfolio—Initial Class

Fidelity® VIP International Capital Appreciation Portfolio—Initial Class

Fidelity® VIP International Index Portfolio—Initial Class

Fidelity® VIP Investment Grade Bond Portfolio—Initial Class

Fidelity® VIP Mid Cap Portfolio—Initial Class

Fidelity® VIP Overseas Portfolio—Initial Class

Fidelity® VIP Real Estate Portfolio—Initial Class

Fidelity® VIP Strategic Income Portfolio—Initial Class

Fidelity® VIP Technology Portfolio—Initial Class

Fidelity® VIP Total Market Index Portfolio—Initial Class

Fidelity® VIP Value Portfolio—Initial Class

Fidelity® VIP Value Strategies Portfolio—Service Class 2

Invesco V.I. Core Plus Bond Fund—Series I Shares

Invesco V.I. Discovery Large Cap Fund—Series I Shares (formerly Invesco V.I. Capital Appreciation Fund—Series I Shares)

Invesco V.I. EQV International Equity Fund—Series I Shares

Invesco V.I. Global Real Estate Fund—Series I Shares

Invesco V.I. Main Street Mid Cap Fund®—Series I Shares

Invesco V.I. Main Street Small Cap Fund®—Series I Shares

Janus Henderson Enterprise Portfolio—Institutional Shares

Janus Henderson Flexible Bond Portfolio—Institutional Shares

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Janus Henderson Forty Portfolio—Institutional Shares
Janus Henderson Global Research Portfolio—Institutional Shares
Lazard Retirement International Equity Portfolio—Service Shares
Lord Abbett Series Fund Developing Growth Portfolio—Class VC
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC
LVIP American Century Inflation Protection Fund—Service Class
LVIP American Century Inflation Protection Fund—Standard Class II
LVIP American Century Mid Cap Value Fund—Service Class
LVIP American Century Mid Cap Value Fund—Standard Class II
LVIP American Century Value Fund—Service Class
LVIP American Century Value Fund—Standard Class II
LVIP Baron Growth Opportunities Fund—Service Class
LVIP Baron Growth Opportunities Fund—Standard Class
LVIP BlackRock Equity Dividend Fund—Standard Class (formerly LVIP Macquarie Value Fund—Standard Class)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund—Standard Class
LVIP Franklin Templeton Multi-Factor International Equity Fund—Standard Class
LVIP JPMorgan Short Duration Bond Fund—Standard Class (formerly LVIP Macquarie Limited-Term Diversified Income Fund—Standard Class)
LVIP Mondrian International Value Fund—Standard Class
LVIP SSgA Bond Index Fund—Standard Class
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class
LVIP SSgA International Index Fund—Standard Class
MFS® Global Growth Portfolio—Initial Class
MFS® Global Real Estate Portfolio—Initial Class
MFS® Global Tactical Allocation Portfolio—Initial Class
MFS® International Growth Portfolio—Initial Class
MFS® International Intrinsic Value Portfolio—Initial Class
MFS® Investors Trust Series—Initial Class
MFS® Mid Cap Growth Series—Initial Class
MFS® Mid Cap Value Portfolio—Initial Class
MFS® New Discovery Series—Initial Class
MFS® New Discovery Value Portfolio—Initial Class
MFS® Research International Portfolio—Initial Class
MFS® Value Series—Initial Class
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I
Neuberger Berman AMT Quality Equity Portfolio—Class I (formerly Neuberger Berman AMT Sustainable Equity Portfolio—Class I)
Nomura VIP Emerging Markets Series—Standard Class (formerly Macquarie VIP Emerging Markets Series—Standard Class)
Nomura VIP International Core Equity Series—Standard Class (formerly Macquarie VIP International Core Equity Series—Standard Class)
Nomura VIP Small Cap Value Series—Standard Class (formerly Macquarie VIP Small Cap Value Series—Standard Class)
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class
PIMCO VIT High Yield Portfolio—Administrative Class
PIMCO VIT High Yield Portfolio—Institutional Class
PIMCO VIT Income Portfolio—Institutional Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class
PIMCO VIT Low Duration Portfolio—Administrative Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

PIMCO VIT Low Duration Portfolio—Institutional Class
PIMCO VIT Real Return Portfolio—Administrative Class
PIMCO VIT Real Return Portfolio—Institutional Class
PIMCO VIT Short-Term Portfolio—Institutional Class
PIMCO VIT Total Return Portfolio—Administrative Class
PIMCO VIT Total Return Portfolio—Institutional Class
Principal VC Real Estate Securities Account—Class 1
Putnam VT International Value Fund—Class IA
Schwab® S&P 500 Index Portfolio
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Moderate Allocation Portfolio
Thrivent Aggressive Allocation Portfolio
Thrivent Conservative Allocation Portfolio (formerly Thrivent Diversified Income Plus Portfolio)
Thrivent Global Stock Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares
TOPS® Balanced ETF Portfolio—Class 2 Shares
TOPS® Conservative ETF Portfolio—Class 2 Shares
TOPS® Growth ETF Portfolio—Class 2 Shares
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares
Voya Growth and Income Portfolio—Class I
Voya High Yield Portfolio—Class I
Voya Index Solution 2030 Portfolio—Class Z
Voya Index Solution 2040 Portfolio—Class Z
Voya Index Solution 2050 Portfolio—Class Z
Voya Limited Maturity Bond Portfolio—Class I
Voya MidCap Opportunities Portfolio—Class I
Voya Russell™ Mid Cap Index Portfolio—Class I
Voya Small Company Portfolio—Class I
VY® JPMorgan Mid Cap Value Portfolio—Class I
VY® JPMorgan Small Cap Core Equity Portfolio—Class I
VY® Morgan Stanley Global Franchise Portfolio—Class R6
VY® T. Rowe Price Capital Appreciation Portfolio—Class I
Western Asset Core Plus VIT Portfolio—Class I

Not all investment options are available under all policies.

No new investments may be added to the NYLI VP Candriam Emerging Markets Equity—Initial Class, NYLI VP S&P 500 Index—Initial Class (closed to new investments on CEAVUL and CEVUL 2-6), NYLI VP Wellington Growth—Initial Class, Davis Equity Portfolio, DWS Global Small Cap VIP—Class A, Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class, Fidelity® VIP Overseas Portfolio—Initial Class, Fidelity® VIP Real Estate Portfolio—Initial Class, Fidelity® VIP Value Portfolio—Initial Class, Fidelity® VIP Value Strategies Portfolio—Service Class 2, Invesco V.I. Discovery Large Cap Fund—Series I Shares, Invesco

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

V.I. Main Street Mid Cap Fund®—Series I Shares, Janus Henderson Flexible Bond Portfolio—Institutional Shares, Janus Henderson Forty Portfolio—Institutional Shares, Lazard Retirement International Equity Portfolio—Service Shares, Lord Abbett Series Fund Developing Growth Portfolio—Class VC, Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC, MFS® Investors Trust Series—Initial Class, Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I, Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I, Neuberger Berman AMT Quality Equity Portfolio—Class I, Nomura VIP International Core Equity Series—Standard Class, T. Rowe Price All-Cap Opportunities Portfolio, T. Rowe Price Limited-Term Bond Portfolio, T. Rowe Price Moderate Allocation Portfolio, TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares, TOPS® Balanced ETF Portfolio—Class 2 Shares, TOPS® Conservative ETF Portfolio—Class 2 Shares, TOPS® Growth ETF Portfolio —Class 2 Shares, TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares, TOPS® Moderate Growth ETF Portfolio—Class 2 Shares, and VanEck VIP Emerging Markets Bond Fund—Initial Class Shares. New investments in the AB VPS International Value Portfolio—Class A, BNY Mellon VIF Small Cap Portfolio—Initial Shares, LVIP American Century Mid Cap Value Fund—Service Class, and MFS® New Discovery Series—Initial Class Investment Divisions are restricted to those policyowners already invested in these Investment Divisions.

All investments into the NYLI VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of the CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as non-replacement policies are allocated to NYLIAC’s General Account until 10 days (30 days in California for policy owners age 60 and greater) after the policy issue date. Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as a replacement to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in. Initial premium is then allocated to the Investment Divisions of the Separate Account or the Fixed Account according to instructions on the Premium Allocation Form as of the end of the free look period on the later of the date the free look period ends or the date we receive the policy delivery receipt.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of shares held at the valuation date, which represents fair value, and are classified as level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

The management of the Retail and Institutional Life Businesses of NYLIAC acts as the Separate Account’s chief operating decision maker (“CODM”) making decisions about investment options as well as associated expenses of the Separate Account. The CODM has determined that each of the investment divisions make up one operating segment of the Separate Account. The Separate Account’s investment options are pre-determined in accordance with the terms of its prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented within the Separate Account’s Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
NYLI VP American Century Sustainable Equity—Initial Class	$176	$212
NYLI VP Bond—Initial Class	3,285	5,404
NYLI VP Candriam Emerging Markets Equity—Initial Class	8	172
NYLI VP Dimensional U.S. Equity—Initial Class	317	109
NYLI VP Epoch U.S. Equity Yield—Initial Class	416	279
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	562	1,257
NYLI VP Floating Rate—Initial Class	94,030	6,932
NYLI VP Hedge Multi-Strategy—Initial Class	72	102
NYLI VP Income Builder—Initial Class	119	16
NYLI VP Janus Henderson Balanced—Initial Class	2,431	3,667
NYLI VP MacKay Convertible—Initial Class	14,880	307,959
NYLI VP MacKay High Yield Corporate Bond—Initial Class	250,655	11,566
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	2,780	663
NYLI VP Natural Resources—Initial Class	7,367	4,730
NYLI VP PineStone International Equity—Initial Class	4,465	1,064
NYLI VP S&P 500 Index—Initial Class	10,924	13,592
NYLI VP Schroders Mid Cap Opportunities—Initial Class	3,333	5,809
NYLI VP Small Cap Growth—Initial Class	751	368
NYLI VP U.S. Government Money Market—Initial Class	20,565	16,864
NYLI VP Wellington Growth—Initial Class	4	4
NYLI VP Wellington Small Cap—Initial Class	186	592
NYLI VP Winslow Large Cap Growth—Initial Class	1,235	2,189
AB VPS Discovery Value Portfolio—Class A	447	575
AB VPS International Value Portfolio—Class A	—	—
AB VPS Large Cap Growth Portfolio—Class A	16,934	17,126
AB VPS Relative Value Portfolio—Class A	287	12
AB VPS Small Cap Growth Portfolio—Class A	4,174	4,325
Alger Small Cap Growth Portfolio—Class I-2 Shares	33	31
American Funds® IS American Funds Global Balanced Fund—Class 1	45	7
American Funds® IS Asset Allocation Fund—Class 1	4,904	1,668
American Funds® IS The Bond Fund of America®—Class 1	10	7
American Funds® IS Capital World Bond Fund®—Class 1	12	3
American Funds® IS Global Growth Fund—Class 1	1,501	572
American Funds® IS Global Small Capitalization Fund—Class 1	188	232
American Funds® IS Growth Fund—Class 1	8,806	6,217
American Funds® IS Growth-Income Fund—Class 1	1,440	1,967
American Funds® IS International Fund—Class 1	1,634	3,821
American Funds® IS New World Fund®—Class 1	9,637	3,721
American Funds® IS U.S. Government Securities Fund®—Class 1	4	321
American Funds® IS Washington Mutual Investors Fund—Class 1	6,693	753
BlackRock® Global Allocation V.I. Fund—Class I	1,352	290

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
BlackRock® High Yield V.I. Fund—Class I	$207	$192
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2,263	2,339
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	6	—
BNY Mellon VIF Small Cap Portfolio—Initial Shares	—	4
ClearBridge Variable Appreciation Portfolio—Class I	39	22
ClearBridge Variable Large Cap Growth Portfolio—Class I	1,254	989
ClearBridge Variable Small Cap Growth Portfolio—Class I	3,523	4,448
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	42	3
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	3	16
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	20	8
Columbia Variable Portfolio—Strategic Income Fund—Class 1	1,642	134
Davis Equity Portfolio	65	78
Dimensional VA Global Bond Portfolio	824	373
Dimensional VA Global Moderate Allocation Portfolio	104	369
Dimensional VA International Small Portfolio	982	917
Dimensional VA International Value Portfolio	852	4,588
Dimensional VA U.S. Large Value Portfolio	8,983	1,456
Dimensional VA U.S. Targeted Value Portfolio	2,140	1,149
Dimensional VIT Inflation-Protected Securities Portfolio	2,932	1,964
DWS Alternative Asset Allocation VIP—Class A	8	13
DWS Global Small Cap VIP—Class A	2	3
DWS Small Cap Index VIP—Class A	7,099	9,132
DWS Small Mid Cap Value VIP—Class A	415	342
Fidelity® VIP Balanced Portfolio—Initial Class	1,119	1,001
Fidelity® VIP Bond Index Portfolio—Initial Class	5,005	1,935
Fidelity® VIP ContrafundSM Portfolio—Initial Class	3,738	2,154
Fidelity® VIP Emerging Markets Portfolio—Initial Class	295	815
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	487	517
Fidelity® VIP Extended Market Index Portfolio—Initial Class	26,689	816
Fidelity® VIP Floating Rate High Income Portfolio—Initial Class	13	20
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	26	26
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	7,406	6,316
Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	24	4
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	7,431	11,162
Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	1,764	56
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	6,009	4,936
Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	198	72
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	2,257	1,117
Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	20	17
Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	100	13
Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	132	39
Fidelity® VIP Government Money Market Portfolio—Initial Class	41,596	43,784

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	$574	$1,096
Fidelity® VIP Growth Portfolio—Initial Class	648	184
Fidelity® VIP Health Care Portfolio—Initial Class	288	374
Fidelity® VIP Index 500 Portfolio—Initial Class	47,447	63,705
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	3,539	3,366
Fidelity® VIP International Index Portfolio—Initial Class	2,630	864
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	15,017	7,176
Fidelity® VIP Mid Cap Portfolio—Initial Class	1,608	1,343
Fidelity® VIP Overseas Portfolio—Initial Class	669	289
Fidelity® VIP Real Estate Portfolio—Initial Class	1,024	2,131
Fidelity® VIP Strategic Income Portfolio—Initial Class	675	1,105
Fidelity® VIP Technology Portfolio—Initial Class	1,220	668
Fidelity® VIP Total Market Index Portfolio—Initial Class	710	455
Fidelity® VIP Value Portfolio—Initial Class	172	28
Fidelity® VIP Value Strategies Portfolio—Service Class 2	1	3
Invesco V.I. Core Plus Bond Fund—Series I Shares	754	317
Invesco V.I. Discovery Large Cap Fund—Series I Shares	6	2
Invesco V.I. EQV International Equity Fund—Series I Shares	2,356	4,157
Invesco V.I. Global Real Estate Fund—Series I Shares	297	370
Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	12	201
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	1,207	5
Janus Henderson Enterprise Portfolio—Institutional Shares	5,651	6,231
Janus Henderson Flexible Bond Portfolio—Institutional Shares	40	31
Janus Henderson Forty Portfolio—Institutional Shares	221	2,098
Janus Henderson Global Research Portfolio—Institutional Shares	92	79
Lazard Retirement International Equity Portfolio—Service Shares	20	31
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	—	15
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	61	74
LVIP American Century Inflation Protection Fund—Service Class	372	455
LVIP American Century Inflation Protection Fund—Standard Class II	15	—
LVIP American Century Mid Cap Value Fund—Service Class	90	22
LVIP American Century Mid Cap Value Fund—Standard Class II	8	22
LVIP American Century Value Fund—Service Class	313	468
LVIP American Century Value Fund—Standard Class II	47	21
LVIP Baron Growth Opportunities Fund—Service Class	149	93
LVIP Baron Growth Opportunities Fund—Standard Class	8	—
LVIP BlackRock Equity Dividend Fund—Standard Class	213	13
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund—Standard Class	517	1,895
LVIP Franklin Templeton Multi-Factor International Equity Fund—Standard Class	203	435
LVIP JPMorgan Short Duration Bond Fund—Standard Class	193	118
LVIP Mondrian International Value Fund—Standard Class	27	1
LVIP SSgA Bond Index Fund—Standard Class	2,186	3,133

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	$2,785	$638
LVIP SSgA International Index Fund—Standard Class	5,622	4,734
MFS® Global Growth Portfolio—Initial Class	53	24
MFS® Global Real Estate Portfolio—Initial Class	474	858
MFS® Global Tactical Allocation Portfolio—Initial Class	302	232
MFS® International Growth Portfolio—Initial Class	293	616
MFS® International Intrinsic Value Portfolio—Initial Class	11,165	8,237
MFS® Investors Trust Series—Initial Class	—	—
MFS® Mid Cap Growth Series—Initial Class	7,567	9,810
MFS® Mid Cap Value Portfolio—Initial Class	3,295	2,348
MFS® New Discovery Series—Initial Class	—	3
MFS® New Discovery Value Portfolio—Initial Class	225	118
MFS® Research International Portfolio—Initial Class	6,627	5,153
MFS® Value Series—Initial Class	16,862	20,193
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	96	30
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	8	2
Neuberger Berman AMT Quality Equity Portfolio—Class I	15	5
Nomura VIP Emerging Markets Series—Standard Class	399	998
Nomura VIP International Core Equity Series—Standard Class	6	2
Nomura VIP Small Cap Value Series—Standard Class	5,047	12,464
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	187	542
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	548	1,238
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	28	15
PIMCO VIT High Yield Portfolio—Administrative Class	2,899	3,123
PIMCO VIT High Yield Portfolio—Institutional Class	181	215
PIMCO VIT Income Portfolio—Institutional Class	5,352	4,743
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	42	19
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	1,484	1,461
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	14	15
PIMCO VIT Low Duration Portfolio—Administrative Class	2,602	6,503
PIMCO VIT Low Duration Portfolio—Institutional Class	243	335
PIMCO VIT Real Return Portfolio—Administrative Class	3,906	4,336
PIMCO VIT Real Return Portfolio—Institutional Class	220	186
PIMCO VIT Short-Term Portfolio—Institutional Class	2	—
PIMCO VIT Total Return Portfolio—Administrative Class	1,612	2,094
PIMCO VIT Total Return Portfolio—Institutional Class	98	39
Principal VC Real Estate Securities Account—Class 1	263	94
Putnam VT International Value Fund—Class IA	155	7
Schwab® S&P 500 Index Portfolio	2,165	479
T. Rowe Price All-Cap Opportunities Portfolio	397	175
T. Rowe Price Blue Chip Growth Portfolio	35,125	22,761
T. Rowe Price International Stock Portfolio	220	608

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
T. Rowe Price Limited-Term Bond Portfolio	$25	$107
T. Rowe Price Moderate Allocation Portfolio	157	184
Thrivent Aggressive Allocation Portfolio	314	30
Thrivent Conservative Allocation Portfolio	246	41
Thrivent Global Stock Portfolio	237	109
Thrivent Large Cap Growth Portfolio	71	12
Thrivent Mid Cap Index Portfolio	3,545	2,567
Thrivent Mid Cap Stock Portfolio	67	1,933
Thrivent Small Cap Index Portfolio	1,533	30,749
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	1	215
TOPS® Balanced ETF Portfolio—Class 2 Shares	1	1
TOPS® Conservative ETF Portfolio—Class 2 Shares	4	6
TOPS® Growth ETF Portfolio—Class 2 Shares	2	4
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	—	8
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	1	8
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	8	10
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	22	14
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	90	807
Voya High Yield Portfolio—Class I	24	3
Voya Index Solution 2030 Portfolio—Class Z	118	38
Voya Index Solution 2040 Portfolio—Class Z	56	8
Voya Index Solution 2050 Portfolio—Class Z	103	100
Voya Limited Maturity Bond Portfolio—Class I	985	1,011
Voya MidCap Opportunities Portfolio—Class I	81	14
Voya Russell™ Mid Cap Index Portfolio—Class I	4,995	2,898
Voya Small Company Portfolio—Class I	416	258
VY® JPMorgan Mid Cap Value Portfolio—Class I	128	41
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	1,151	349
VY® Morgan Stanley Global Franchise Portfolio—Class R6	32	125
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	318	221
Western Asset Core Plus VIT Portfolio—Class I	89	1,243

Total	$839,060	$790,178

Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the NYLI VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including, American Century Investment Management, Inc. (“American Century”), Brown Advisory, LLC (“Brown Advisory”), Candriam (“Candriam”), Dimensional Fund Advisors LP (“DFA”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC (“FIAM”), Janus Henderson Investors US LLC (“Janus”), MacKay Shields LLC (“MacKay”), Newton Investment Management North America, LLC (“NIMNA”), NYL Investors LLC (“NYL Investors”), PineStone Asset Management Inc. (“PineStone”), Segall Bryant & Hamill, LLC (“SBH”), Schroder Investment Management North America Inc. (“Schroders”), Wellington Management Company LLP (“Wellington”), and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the NYLI VP Funds Trust.

New York Life Investments, MacKay, and NYL Investors are all wholly-owned direct and indirect subsidiaries of NYLIC. Candriam is an indirect majority-owned subsidiary of NYLIC. American Century is a wholly-owned subsidiary of American Century Companies, Inc., a privately held corporation. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. DFA is controlled and operated by Dimensional Holdings Inc. Epoch is an indirect, wholly-owned subsidiary of The Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group, Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. PineStone is an independent advisory firm. Schroders is an indirect wholly-owned subsidiary of Schroders Plc. SBH is a wholly-owned subsidiary of CI Financial Corp. Wellington is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, LLC.

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain CSVUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the premium payment received.

Sales Expense Charge:

NYLIAC deducts a Sales Expense Charge from all premium payments for CSVUL Separate Account-I policies to partially cover the expenses associated with selling the policies.

For CSVUL policies, currently 2.25% of any premium payment is deducted. This charge may increase in the future, but will never exceed 4.5%.

For CEVUL2 policies, currently 13.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL3 and CEVUL4 policies, currently 10.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums paid in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For CEVUL5 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL6 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEAVUL policies, currently 16.25% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 0.75% from any additional premiums paid in this Policy Year. During Policy years two through four, we currently expect to deduct a sales expense charge of 9.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 4.00% from any additional premiums paid in that Policy Year. During Policy Years five through seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 1.75% from any additional premiums paid in that Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. If the Supplementary Term Rider is included, the current sales expense charge for all premium payments charge is equal to (i) the current charge without the Supplementary Term Rider, multiplied by (ii) the Base Face Amount divided by the Target Face Amount. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL Plus policies, we currently deduct the Premium Expense Charge based on the Policy Charge Option (“PCO”) selected. For Policy Year 1: PCO A, we currently deduct 15.25%; PCO B, we currently deduct 12.25%; PCO C, we currently deduct 9.25%; PCO D, we currently deduct 6.25%; PCO E, we currently deduct 3.25%; PCO F, we currently deduct 15.25%. Once the Target Premium for the first Policy Year has been reached, we currently deduct a Premium Expense Charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). During Policy Years two through five, we currently deduct the Premium Expense Charge based on the PCO selected. During these years, for PCO A, we currently deduct 11.25%; for PCO B, we currently deduct 9.25%; for PCO C, we currently deduct 7.25%; for PCO D, we currently deduct 5.25%; for PCO E, we currently deduct 3.25%; and for PCO F, we currently deduct 11.25%. Once the Target Premium for Policy Years two through five has been reached, we currently deduct a Premium Expense charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). During Policy Years six and seven, we currently deduct the Premium Expense Charge based on the PCO selected. During these years, for PCO A, we currently deduct 4.25%; for PCO B, we currently deduct 4.00%; for PCO C, we currently deduct 3.75%; for PCO D, we currently deduct 3.50%; for PCO E, we currently deduct 3.25%; and for PCO F, we currently deduct 4.25%. Once the Target Premium for Policy Years six and seven has been reached, we currently deduct a Premium Expense charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). Beginning in the eighth Policy Year, we currently expect to deduct a Premium Expense Charge of 2.50% for any premium paid up to and over the Target Premium for all PCOs.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

State and Federal Premium Tax Charge:

NYLIAC deducts State and Federal Premium Tax Charges from all premium payments for CSVUL Separate Account-I policies. These charges may increase consistent with changes in the applicable tax law.

For CSVUL and CEVUL2 policies, a state premium tax charge of 2.00% is deducted from all premium payments. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL3 and CEVUL4 policies, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. Once the Target Premium for the Policy Year has been reached, 1.75% is deducted from premiums paid in excess of the Target Premium. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL5 and CEVUL6 policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. During Policy Years one through seven, a state premium tax charge of 1.75% is deducted from premiums paid in excess of the Target Premium. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEAVUL policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEVUL Plus policies, during Policy Years one through seven, a state premium tax charge and federal premium tax charge of 3.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge and federal premium expense charge of 2.50% is deducted from all premium payments.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of CSVUL Separate Account-I policies. These charges include the cost of insurance charge, a monthly contract charge, a mortality and expense charge (deducted from the policy’s cash value for CEVUL3 through CEVUL6, CEAVUL and CEVUL Plus), a partial withdrawal charge, a per thousand face amount charge, and a surrender charge. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations. The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.

Cost of Insurance Charge:

A charge to cover the cost of providing life insurance benefits is assessed monthly on all CSVUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included, and the cash value of the policy.

Monthly Contract Charge:

This charge is used to compensate NYLIAC for costs incurred in providing administrative services including: premium collection, record-keeping, and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL policies, a monthly contract charge of $7.50 is assessed each month.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For CEVUL2 policies, a monthly contract charge of $5.00 is assessed each month.

For CEVUL3, CEVUL4, CEVUL5 and CEVUL6 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEAVUL policies, beginning in the second Policy Year, a monthly contract charge of $10.00 is assessed each month.

For CEVUL Plus policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

Mortality & Expense Risk Charges:

The CSVUL Separate Account-I is assessed a charge for mortality and expense risks assumed by NYLIAC. These charges were in effect for each of the five periods presented in the Financial Highlights section. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Divisions and is recorded as mortality and expense risk charges in the Statement of Operations. For CEVUL3 through CEVUL6, CEAVUL and CEVUL Plus, the mortality and expense charge is recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL and CEVUL2 policies, in all years, it is expected that the charge will be an annual rate of 0.30% and 0.25%, respectively, of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90%.

For CEVUL3 and CEVUL4 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is 0.45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL5 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy years one through ten, the mortality and expense risk charge deducted is 0.50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL6 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through ten, the mortality and expense charge deducted is 0.45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to 0.25%.

For CEAVUL policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Years one through ten, the current mortality and expense deductions are made monthly at an annual rate of 0.45% for the first $25,000 of the CSVUL Separate Account-I value, 0.37% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.20% of the CSVUL Separate Account-I value greater than $200,000. The current mortality and expense risk charge is reduced in year eleven and beyond to 0.40% of the first $25,000 of the CSVUL Separate Account-I value, 0.32% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.15% of the CSVUL Separate Account-I value over $200,000.

For CEVUL Plus policies, NYLIAC deducts a mortality and expense charge from the Separate Account value. We deduct a monthly mortality and expense charge based on the policy’s Accumulation Units in the CSVUL Separate Account-I, the PCO selected, and the policy year. The monthly mortality and expense risk charge will vary based on the PCO that is applicable to the policy at the time of issue. In Policy Years one through fifteen, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.35%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.34% and PCO F is 0.53%. In Policy Years sixteen through twenty, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.35%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.53%. In Policy Years twenty one through twenty five, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.15%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.53%. Beginning in Policy Year twenty six, the current mortality and expense risk charge for PCO A is 0.15%, PCO B is 0.15%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.15%.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Partial Withdrawal Charge

For CSVUL policies, NYLIAC may assess a Partial Withdrawal Charge of the lesser of $25.00 or 2.00% of amounts withdrawn. This charge is guaranteed not to exceed the lesser of $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6, CEVUL Plus, and CEAVUL policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

Per Thousand Face Amount Charge:

For CEAVUL policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the insured, the number of policies issued at the same time to other policyowners with the same employer as the insured, and the amount of the employer’s contribution (if any) to premium payments. The guaranteed maximum charge is $1.20 per $1,000 of the policy’s face amount.

For CEVUL Plus policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the Insured’s Issue Age and class of risk at the time of issue. The guaranteed maximum charge is $0.60 per $1,000 of the policy’s face amount.

Surrender Charge:

For CSVUL policies, NYLIAC assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by Investment Division from the policy’s cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years one through five and declines each year thereafter to a minimum of 0% in year 10 and thereafter. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying Statement of Changes in Net Assets as policyowner’s surrenders are presented net of these charges.

Transfer Charge:

For CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6 and CEAVUL policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL Plus policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $100.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

CSVUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.03% to 1.000%, distribution (12b-1) fees range from 0.00% to 0.25%, and other expenses range from 0.00% to 1.95%. These ranges are shown as a percentage of average net assets as of December 31, 2024, and approximate the ranges as of December 31, 2025.

NOTE 4—Distribution of Net Income:

CSVUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2025 and 2024 were as follows:

	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
NYLI VP American Century Sustainable Equity—Initial Class	1	(6)	(5)	—	(3)	(3)
NYLI VP Bond—Initial Class	98	(283)	(185)	135	(355)	(220)
NYLI VP Candriam Emerging Markets Equity—Initial Class	—	(14)	(14)	—	(5)	(5)
NYLI VP Dimensional U.S. Equity—Initial Class	—	(1)	(1)	2	(6)	(4)
NYLI VP Epoch U.S. Equity Yield—Initial Class	2	(5)	(3)	3	(3)	—
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	3	(39)	(36)	4	(10)	(6)
NYLI VP Floating Rate—Initial Class	4,162	(326)	3,836	11,428	(112)	11,316
NYLI VP Hedge Multi-Strategy—Initial Class	7	(11)	(4)	9	(1)	8
NYLI VP Income Builder—Initial Class	7	(1)	6	3	(2)	1
NYLI VP Janus Henderson Balanced—Initial Class	57	(114)	(57)	19	(30)	(11)
NYLI VP MacKay Convertible—Initial Class	1	(4,945)	(4,944)	2	(3,690)	(3,688)
NYLI VP MacKay High Yield Corporate Bond—Initial Class	5,157	(309)	4,848	303	(177)	126
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	155	(38)	117	8	(18)	(10)
NYLI VP Natural Resources—Initial Class	488	(326)	162	175	(209)	(34)
NYLI VP PineStone International Equity—Initial Class	131	(33)	98	66	(42)	24
NYLI VP S&P 500 Index—Initial Class	1	(150)	(149)	9	(218)	(209)
NYLI VP Schroders Mid Cap Opportunities—Initial Class	60	(102)	(42)	94	(78)	16
NYLI VP Small Cap Growth—Initial Class	14	(12)	2	10	(34)	(24)
NYLI VP U.S. Government Money Market—Initial Class	13,362	(12,296)	1,066	19,316	(11,798)	7,518
NYLI VP Wellington Growth—Initial Class	—	—	—	—	—	—
NYLI VP Wellington Small Cap—Initial Class	10	(34)	(24)	15	(70)	(55)
NYLI VP Winslow Large Cap Growth—Initial Class	4	(23)	(19)	5	(10)	(5)
AB VPS Discovery Value Portfolio—Class A	7	(14)	(7)	10	(15)	(5)
AB VPS International Value Portfolio—Class A	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio—Class A	670	(761)	(91)	132	(335)	(203)
AB VPS Relative Value Portfolio—Class A	11	(1)	10	13	(5)	8
AB VPS Small Cap Growth Portfolio—Class A	305	(314)	(9)	258	(7)	251
Alger Small Cap Growth Portfolio—Class I-2 Shares	2	(3)	(1)	3	(8)	(5)
American Funds® IS American Funds Global Balanced Fund—Class 1	2	—	2	3	(1)	2
American Funds® IS Asset Allocation Fund—Class 1	104	(73)	31	91	(115)	(24)
American Funds® IS The Bond Fund of America®—Class 1	1	(1)	—	2	—	2
American Funds® IS Capital World Bond Fund®—Class 1	1	—	1	1	(1)	—
American Funds® IS Global Growth Fund—Class 1	14	(11)	3	11	(15)	(4)
American Funds® IS Global Small Capitalization Fund—Class 1	9	(12)	(3)	11	(25)	(14)
American Funds® IS Growth Fund—Class 1	147	(136)	11	69	(116)	(47)
American Funds® IS Growth-Income Fund—Class 1	23	(64)	(41)	25	(29)	(4)
American Funds® IS International Fund—Class 1	91	(234)	(143)	93	(92)	1
American Funds® IS New World Fund®—Class 1	393	(186)	207	127	(146)	(19)
American Funds® IS U.S. Government Securities Fund®—Class 1	—	(30)	(30)	32	—	32

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds® IS Washington Mutual Investors Fund—Class 1	291	(33)	258	28	(23)	5
BlackRock® Global Allocation V.I. Fund—Class I	19	(16)	3	28	(32)	(4)
BlackRock® High Yield V.I. Fund—Class I	7	(11)	(4)	11	(11)	—
BNY Mellon IP Technology Growth Portfolio—Initial Shares	3	(26)	(23)	11	(22)	(11)
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	—	—	—	—	—	—
BNY Mellon VIF Small Cap Portfolio—Initial Shares	—	—	—	—	—	—
ClearBridge Variable Appreciation Portfolio—Class I	1	(1)	—	6	(6)	—
ClearBridge Variable Large Cap Growth Portfolio—Class I	36	(33)	3	20	(5)	15
ClearBridge Variable Small Cap Growth Portfolio—Class I	234	(319)	(85)	80	(79)	1
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	2	—	2	1	—	1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	—	(1)	(1)	—	—	—
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	2	(1)	1	1	—	1
Columbia Variable Portfolio—Strategic Income Fund—Class 1	138	(11)	127	142	(378)	(236)
Davis Equity Portfolio	—	(2)	(2)	—	—	—
Dimensional VA Global Bond Portfolio	48	(32)	16	61	(41)	20
Dimensional VA Global Moderate Allocation Portfolio	1	(20)	(19)	3	(5)	(2)
Dimensional VA International Small Portfolio	26	(45)	(19)	13	(92)	(79)
Dimensional VA International Value Portfolio	35	(306)	(271)	352	(55)	297
Dimensional VA U.S. Large Value Portfolio	300	(60)	240	56	(511)	(455)
Dimensional VA U.S. Targeted Value Portfolio	46	(42)	4	18	(36)	(18)
Dimensional VIT Inflation-Protected Securities Portfolio	176	(151)	25	85	(264)	(179)
DWS Alternative Asset Allocation VIP—Class A	1	(1)	—	—	(4)	(4)
DWS Global Small Cap VIP—Class A	—	(1)	(1)	—	—	—
DWS Small Cap Index VIP—Class A	98	(186)	(88)	113	(94)	19
DWS Small Mid Cap Value VIP—Class A	11	(12)	(1)	10	(3)	7
Fidelity® VIP Balanced Portfolio—Initial Class	55	(53)	2	113	(69)	44
Fidelity® VIP Bond Index Portfolio—Initial Class	412	(192)	220	347	(78)	269
Fidelity® VIP ContrafundSM Portfolio—Initial Class	10	(21)	(11)	16	(88)	(72)
Fidelity® VIP Emerging Markets Portfolio—Initial Class	13	(55)	(42)	43	(38)	5
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	6	(10)	(4)	6	(5)	1
Fidelity® VIP Extended Market Index Portfolio—Initial Class	1,720	(51)	1,669	468	(51)	417
Fidelity® VIP Floating Rate High Income Portfolio—Initial Class	1	(2)	(1)	3	—	3
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	—	(1)	(1)	—	(1)	(1)
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	204	(198)	6	103	(153)	(50)
Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	1	—	1	4	(1)	3
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	149	(299)	(150)	138	(78)	60
Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	120	(4)	116	48	(10)	38
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	102	(111)	(9)	83	(25)	58
Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	13	(5)	8	15	(1)	14
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	84	(51)	33	71	(22)	49

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	1	(1)	—	3	—	3
Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	6	(1)	5	2	—	2
Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	9	(3)	6	3	—	3
Fidelity® VIP Government Money Market Portfolio—Initial Class	3,236	(3,629)	(393)	3,369	(2,332)	1,037
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	22	(46)	(24)	55	(44)	11
Fidelity® VIP Growth Portfolio—Initial Class	—	(2)	(2)	1	(4)	(3)
Fidelity® VIP Health Care Portfolio—Initial Class	16	(30)	(14)	46	(14)	32
Fidelity® VIP Index 500 Portfolio—Initial Class	515	(776)	(261)	677	(421)	256
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	227	(217)	10	157	(149)	8
Fidelity® VIP International Index Portfolio—Initial Class	144	(61)	83	214	(234)	(20)
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	649	(349)	300	586	(808)	(222)
Fidelity® VIP Mid Cap Portfolio—Initial Class	5	(18)	(13)	13	(19)	(6)
Fidelity® VIP Overseas Portfolio—Initial Class	—	(8)	(8)	1	(7)	(6)
Fidelity® VIP Real Estate Portfolio—Initial Class	42	(111)	(69)	93	(144)	(51)
Fidelity® VIP Strategic Income Portfolio—Initial Class	47	(77)	(30)	14	(8)	6
Fidelity® VIP Technology Portfolio—Initial Class	37	(22)	15	64	(42)	22
Fidelity® VIP Total Market Index Portfolio—Initial Class	33	(22)	11	179	(40)	139
Fidelity® VIP Value Portfolio—Initial Class	—	(1)	(1)	1	(2)	(1)
Fidelity® VIP Value Strategies Portfolio—Service Class 2	—	—	—	—	(1)	(1)
Invesco V.I. Core Plus Bond Fund—Series I Shares	64	(30)	34	147	(5)	142
Invesco V.I. Discovery Large Cap Fund—Series I Shares	—	—	—	—	—	—
Invesco V.I. EQV International Equity Fund—Series I Shares	58	(165)	(107)	44	(85)	(41)
Invesco V.I. Global Real Estate Fund—Series I Shares	15	(23)	(8)	9	(18)	(9)
Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	—	(6)	(6)	—	(1)	(1)
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	107	—	107	1	—	1
Janus Henderson Enterprise Portfolio—Institutional Shares	39	(62)	(23)	17	(68)	(51)
Janus Henderson Flexible Bond Portfolio—Institutional Shares	—	(2)	(2)	—	(3)	(3)
Janus Henderson Forty Portfolio—Institutional Shares	—	(23)	(23)	—	(32)	(32)
Janus Henderson Global Research Portfolio—Institutional Shares	1	(2)	(1)	3	(2)	1
Lazard Retirement International Equity Portfolio—Service Shares	—	(1)	(1)	—	(2)	(2)
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	1	(1)	—	—	(1)	(1)
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	1	(2)	(1)	—	(10)	(10)
LVIP American Century Inflation Protection Fund—Service Class	22	(37)	(15)	10	(17)	(7)
LVIP American Century Inflation Protection Fund—Standard Class II	1	—	1	1	—	1
LVIP American Century Mid Cap Value Fund—Service Class	—	(1)	(1)	—	(1)	(1)
LVIP American Century Mid Cap Value Fund—Standard Class II	1	(2)	(1)	2	(2)	—
LVIP American Century Value Fund—Service Class	3	(10)	(7)	3	(12)	(9)
LVIP American Century Value Fund—Standard Class II	2	(1)	1	1	(2)	(1)
LVIP Baron Growth Opportunities Fund—Service Class	1	(2)	(1)	31	(118)	(87)
LVIP Baron Growth Opportunities Fund—Standard Class	1	—	1	7	(18)	(11)
LVIP BlackRock Equity Dividend Fund—Standard Class	15	(1)	14	—	—	—

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund— Standard Class	30	(142)	(112)	84	(65)	19
LVIP Franklin Templeton Multi-Factor International Equity Fund—Standard Class	—	(18)	(18)	1	(4)	(3)
LVIP JPMorgan Short Duration Bond Fund—Standard Class	12	(11)	1	13	(2)	11
LVIP Mondrian International Value Fund—Standard Class	1	—	1	1	(18)	(17)
LVIP SSgA Bond Index Fund—Standard Class	151	(261)	(110)	117	(132)	(15)
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	242	(49)	193	3	(1)	2
LVIP SSgA International Index Fund—Standard Class	203	(198)	5	159	(113)	46
MFS® Global Growth Portfolio—Initial Class	2	(1)	1	1	—	1
MFS® Global Real Estate Portfolio—Initial Class	28	(54)	(26)	29	(41)	(12)
MFS® Global Tactical Allocation Portfolio—Initial Class	—	(11)	(11)	1	(5)	(4)
MFS® International Growth Portfolio—Initial Class	12	(42)	(30)	20	(81)	(61)
MFS® International Intrinsic Value Portfolio—Initial Class	255	(227)	28	99	(208)	(109)
MFS® Investors Trust Series—Initial Class	—	—	—	—	—	—
MFS® Mid Cap Growth Series—Initial Class	393	(568)	(175)	365	(11)	354
MFS® Mid Cap Value Portfolio—Initial Class	111	(105)	6	110	(97)	13
MFS® New Discovery Series—Initial Class	—	—	—	—	—	—
MFS® New Discovery Value Portfolio—Initial Class	11	(9)	2	146	(350)	(204)
MFS® Research International Portfolio—Initial Class	522	(402)	120	170	(5)	165
MFS® Value Series—Initial Class	178	(363)	(185)	125	(366)	(241)
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	—	(1)	(1)	—	(3)	(3)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	—	—	—	—	—	—
Neuberger Berman AMT Quality Equity Portfolio—Class I	—	—	—	—	(7)	(7)
Nomura VIP Emerging Markets Series—Standard Class	16	(49)	(33)	27	(137)	(110)
Nomura VIP International Core Equity Series—Standard Class	—	(1)	(1)	9	—	9
Nomura VIP Small Cap Value Series—Standard Class	124	(396)	(272)	290	(45)	245
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	8	(44)	(36)	11	(25)	(14)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	25	(81)	(56)	24	(40)	(16)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	2	(1)	1	3	(1)	2
PIMCO VIT High Yield Portfolio—Administrative Class	117	(138)	(21)	143	(42)	101
PIMCO VIT High Yield Portfolio—Institutional Class	14	(18)	(4)	31	(19)	12
PIMCO VIT Income Portfolio—Institutional Class	427	(396)	31	354	(23)	331
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	4	(2)	2	3	(1)	2
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	42	(69)	(27)	106	(86)	20
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	2	(2)	—	3	(1)	2
PIMCO VIT Low Duration Portfolio—Administrative Class	128	(380)	(252)	49	(77)	(28)
PIMCO VIT Low Duration Portfolio—Institutional Class	20	(30)	(10)	17	(3)	14
PIMCO VIT Real Return Portfolio—Administrative Class	174	(217)	(43)	261	(74)	187
PIMCO VIT Real Return Portfolio—Institutional Class	19	(16)	3	4	(2)	2
PIMCO VIT Short-Term Portfolio—Institutional Class	—	—	—	—	—	—

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO VIT Total Return Portfolio—Administrative Class	35	(97)	(62)	260	(117)	143
PIMCO VIT Total Return Portfolio—Institutional Class	8	(4)	4	4	(14)	(10)
Principal VC Real Estate Securities Account—Class 1	19	(8)	11	50	—	50
Putnam VT International Value Fund—Class IA	13	(1)	12	2	—	2
Schwab® S&P 500 Index Portfolio	133	(31)	102	177	(22)	155
T. Rowe Price All-Cap Opportunities Portfolio	—	(2)	(2)	1	(41)	(40)
T. Rowe Price Blue Chip Growth Portfolio	203	(218)	(15)	158	(119)	39
T. Rowe Price International Stock Portfolio	2	(17)	(15)	7	(72)	(65)
T. Rowe Price Limited-Term Bond Portfolio	1	(7)	(6)	—	(20)	(20)
T. Rowe Price Moderate Allocation Portfolio	—	(4)	(4)	—	(4)	(4)
Thrivent Aggressive Allocation Portfolio	20	(2)	18	3	—	3
Thrivent Conservative Allocation Portfolio	18	(3)	15	19	(8)	11
Thrivent Global Stock Portfolio	12	(8)	4	16	—	16
Thrivent Large Cap Growth Portfolio	2	(1)	1	17	(1)	16
Thrivent Mid Cap Index Portfolio	185	(160)	25	23	(116)	(93)
Thrivent Mid Cap Stock Portfolio	3	(124)	(121)	8	(2)	6
Thrivent Small Cap Index Portfolio	75	(1,891)	(1,816)	93	(426)	(333)
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	—	(6)	(6)	1	(1)	—
TOPS® Balanced ETF Portfolio—Class 2 Shares	—	—	—	1	(1)	—
TOPS® Conservative ETF Portfolio—Class 2 Shares	—	(1)	(1)	1	(3)	(2)
TOPS® Growth ETF Portfolio—Class 2 Shares	—	—	—	1	(2)	(1)
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	—	—	—	—	(1)	(1)
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	—	—	—	—	(1)	(1)
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	—	—	—	—	(2)	(2)
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	—	(1)	(1)	—	(1)	(1)
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	9	(67)	(58)	7	(9)	(2)
Voya High Yield Portfolio—Class I	2	—	2	1	(2)	(1)
Voya Index Solution 2030 Portfolio—Class Z	7	(2)	5	2	(2)	—
Voya Index Solution 2040 Portfolio—Class Z	2	—	2	7	(10)	(3)
Voya Index Solution 2050 Portfolio—Class Z	5	(5)	—	4	(4)	—
Voya Limited Maturity Bond Portfolio—Class I	73	(91)	(18)	91	(103)	(12)
Voya MidCap Opportunities Portfolio—Class I	1	(1)	—	3	—	3
Voya Russell™ Mid Cap Index Portfolio—Class I	94	(75)	19	25	(170)	(145)
Voya Small Company Portfolio—Class I	10	(12)	(2)	13	(10)	3
VY® JPMorgan Mid Cap Value Portfolio—Class I	4	(3)	1	4	—	4
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	42	(25)	17	18	(27)	(9)
VY® Morgan Stanley Global Franchise Portfolio—Class R6	—	(8)	(8)	—	—	—
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	9	(12)	(3)	6	(55)	(49)
Western Asset Core Plus VIT Portfolio—Class I	5	(128)	(123)	7	(187)	(180)

Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2025, 2024, 2023, 2022 and 2021:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

NYLI VP American Century Sustainable Equity—Initial Class	2025	$2,919	69	$40.76 to $42.47	11.0% to 11.3%	0.9%
	2024	2,827	74	36.72 to 38.15	19.5% to 19.8%	1.0%
	2023	2,459	77	30.73 to 31.83	24.0% to 24.4%	1.3%
	2022	2,377	93	24.78 to 25.59	(8.0%) to (7.7%)	1.7%
	2021	2,761	100	26.93 to 27.72	25.1% to 25.5%	2.4%

NYLI VP Bond—Initial Class	2025	$28,246	1,351	$20.01 to $26.04	6.5% to 6.8%	4.9%
	2024	29,923	1,536	18.73 to 24.44	1.5% to 1.8%	4.7%
	2023	33,706	1,756	18.39 to 24.08	5.3% to 5.6%	3.0%
	2022	23,834	1,354	17.42 to 22.87	(14.7%) to (14.5%)	2.0%
	2021	34,413	1,674	20.37 to 26.82	(1.7%) to (1.4%)	1.5%

NYLI VP Candriam Emerging Markets Equity—Initial Class	2025	$2,530	165	$14.72 to $15.34	35.5% to 35.9%	0.4%
	2024	2,023	179	10.86 to 11.29	12.3% to 12.6%	0.9%
	2023	1,846	184	9.68 to 10.02	6.9% to 7.2%	1.8%
	2022	1,794	192	9.05 to 9.34	(28.9%) to (28.7%)	0.9%
	2021	2,612	199	12.73 to 13.11	(2.3%) to (2.0%)	1.0%

NYLI VP Dimensional U.S. Equity—Initial Class	2025	$1,322	16	$76.44 to $90.16	13.4% to 13.7%	0.6%
	2024	1,219	17	67.40 to 79.46	23.5% to 23.9%	0.8%
	2023	1,238	21	54.50 to 64.31	24.2% to 24.6%	0.9%
	2022	1,292	28	43.74 to 51.75	(20.9%) to (20.7%)	0.6%
	2021	1,914	33	55.14 to 65.40	28.4% to 28.8%	1.1%

NYLI VP Epoch U.S. Equity Yield—Initial Class	2025	$2,132	38	$54.92 to $55.45	13.9% to 14.2%	2.4%
	2024	2,006	41	48.22 to 48.53	18.2% to 18.5%	2.8%
	2023	1,690	41	40.80 to 40.94	8.4% to 8.7%	2.4%
	2022	1,972	52	37.65 to 37.67	(2.8%) to (2.5%)	2.1%
	2021	2,139	55	38.63 to 38.73	22.5% to 22.9%	2.4%

NYLI VP Fidelity Institutional AM® Utilities—Initial Class	2025	$3,058	87	$33.92 to $35.10	13.5% to 13.8%	2.3%
	2024	3,801	123	29.89 to 30.85	28.6% to 28.9%	2.5%
	2023	3,087	129	23.24 to 23.92	(1.7%) to (1.5%)	2.0%
	2022	3,508	145	23.64 to 24.28	5.3% to 5.6%	2.1%
	2021	3,470	151	22.45 to 23.00	16.9% to 17.2%	2.1%

NYLI VP Floating Rate—Initial Class	2025	$291,318	15,367	$18.92 to $22.81	4.9% to 5.1%	7.0%
	2024	208,809	11,531	18.04 to 21.70	7.8% to 8.1%	7.4%
	2023	4,309	215	20.08 to 20.08	11.9% to 11.9%	8.2%
	2022	3,864	215	17.95 to 17.95	(1.2%) to (1.2%)	4.8%
	2021	3,875	213	18.17 to 18.17	3.7% to 3.7%	3.1%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

NYLI VP Hedge Multi-Strategy—Initial Class	2025	$249	24	$10.19 to $10.19	8.0% to 8.0%	2.5%
	2024	268	28	9.43 to 9.43	6.5% to 6.5%	0.3%
	2023	175	20	8.85 to 8.85	10.3% to 10.3%	5.6%
	2022	137	17	8.02 to 8.02	(8.5%) to (8.5%)	1.9%
	2021	166	19	8.77 to 8.77	(0.6%) to (0.6%)	0.0%

NYLI VP Income Builder—Initial Class	2025	$204	13	$14.79 to $33.11	16.6% to 17.0%	2.6%
	2024	88	7	12.64 to 28.38	11.3% to 11.6%	3.1%
	2023	75	6	11.32 to 25.50	9.7% to 10.1%	0.3%
	2022	11,556	542	10.29 to 23.24	(13.8%) to (13.5%)	2.8%
	2021	13,001	489	11.90 to 26.95	10.2% to 10.5%	2.9%

NYLI VP Janus Henderson Balanced—Initial Class	2025	$8,668	243	$34.39 to $35.83	14.7% to 15.0%	1.8%
	2024	9,321	300	29.99 to 31.15	15.4% to 15.7%	1.9%
	2023	8,338	311	25.99 to 26.92	15.2% to 15.5%	1.4%
	2022	8,043	347	22.57 to 23.30	(16.6%) to (16.4%)	1.1%
	2021	10,882	392	27.07 to 27.87	17.0% to 17.4%	1.3%

NYLI VP MacKay Convertible—Initial Class	2025	$224,098	3,287	$51.52 to $68.42	16.1% to 16.4%	4.2%
	2024	484,243	8,231	44.39 to 58.93	8.3% to 8.6%	3.7%
	2023	647,369	11,919	40.98 to 54.38	8.5% to 8.9%	2.1%
	2022	604,207	12,080	37.76 to 50.08	(12.9%) to (12.7%)	3.3%
	2021	705,774	12,292	43.37 to 57.49	8.9% to 9.2%	1.1%

NYLI VP MacKay High Yield Corporate Bond—Initial Class	2025	$296,534	6,653	$36.87 to $50.80	6.6% to 6.9%	10.3%
	2024	63,799	1,805	34.50 to 47.68	6.8% to 7.1%	6.2%
	2023	55,316	1,679	32.21 to 44.64	11.5% to 11.9%	5.8%
	2022	42,608	1,448	28.79 to 40.03	(8.3%) to (8.1%)	5.1%
	2021	47,412	1,483	31.31 to 43.67	5.2% to 5.5%	4.9%

NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	2025	$3,047	170	$17.97 to $17.97	8.4% to 8.4%	2.9%
	2024	880	53	16.57 to 16.57	1.0% to 1.0%	1.8%
	2023	1,029	63	16.40 to 16.40	5.0% to 5.0%	2.4%
	2022	720	46	15.62 to 15.62	(11.3%) to (11.3%)	2.1%
	2021	771	44	17.61 to 17.61	(1.5%) to (1.5%)	1.6%

NYLI VP Natural Resources—Initial Class	2025	$7,100	432	$16.44 to $16.44	15.2% to 15.2%	2.0%
	2024	3,860	270	14.27 to 14.27	0.7% to 0.7%	2.3%
	2023	4,310	304	14.17 to 14.17	1.9% to 1.9%	2.0%
	2022	4,825	347	13.90 to 13.90	35.8% to 35.8%	1.1%
	2021	3,837	375	10.23 to 10.23	38.0% to 38.0%	1.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

NYLI VP PineStone International Equity—Initial Class	2025	$21,590	646	$32.50 to $34.96	12.0% to 12.3%	0.8%
	2024	16,150	548	28.94 to 31.23	4.2% to 4.5%	0.6%
	2023	14,668	524	27.69 to 29.97	4.0% to 4.3%	0.0%
	2022	54,067	1,906	26.56 to 32.65	(26.7%) to (26.4%)	0.3%
	2021	74,490	1,925	36.11 to 44.50	11.9% to 12.2%	0.1%

NYLI VP S&P 500 Index—Initial Class	2025	$761,798	8,839	$85.85 to $87.81	17.4% to 17.7%	1.1%
	2024	659,663	8,988	73.14 to 74.59	24.5% to 24.8%	1.2%
	2023	542,130	9,197	58.77 to 59.76	25.8% to 26.1%	1.4%
	2022	403,028	8,602	46.73 to 47.37	(18.4%) to (18.2%)	1.4%
	2021	504,331	8,784	57.30 to 57.91	28.2% to 28.5%	1.2%

NYLI VP Schroders Mid Cap Opportunities—Initial Class	2025	$32,557	554	$58.78 to $58.78	7.3% to 7.3%	0.4%
	2024	32,671	596	54.80 to 54.80	10.0% to 10.0%	0.3%
	2023	28,891	580	49.82 to 49.82	13.7% to 13.7%	0.1%
	2022	25,588	584	43.82 to 43.82	(20.5%) to (20.5%)	0.0%
	2021	30,217	548	55.13 to 55.13	20.0% to 20.0%	0.6%

NYLI VP Small Cap Growth—Initial Class	2025	$4,233	134	$31.53 to $31.53	4.9% to 4.9%	0.0%
	2024	3,955	132	30.06 to 30.06	10.4% to 10.4%	0.0%
	2023	4,237	156	27.23 to 27.23	15.5% to 15.5%	0.0%
	2022	3,910	166	23.57 to 23.57	(26.5%) to (26.5%)	0.0%
	2021	5,974	186	32.07 to 32.07	10.3% to 10.3%	0.0%

NYLI VP U.S. Government Money Market—Initial Class	2025	$58,263	41,535	$1.34 to $1.52	3.7% to 4.0%	3.9%
	2024	54,562	40,469	1.29 to 1.47	4.7% to 5.0%	4.8%
	2023	42,322	32,951	1.24 to 1.40	4.5% to 4.8%	4.7%
	2022	30,728	25,008	1.18 to 1.34	1.0% to 1.3%	1.3%
	2021	32,944	27,240	1.17 to 1.33	(0.3%) to 0.0%	0.0%

NYLI VP Wellington Growth—Initial Class	2025	$52	1	$67.77 to $67.77	17.1% to 17.1%	0.0%
	2024	48	1	57.89 to 57.89	26.1% to 26.1%	0.0%
	2023	41	1	45.90 to 45.90	38.6% to 38.6%	0.0%
	2022	38	1	33.11 to 33.11	(33.2%) to (33.2%)	0.0%
	2021	80	2	49.55 to 49.55	19.7% to 19.7%	0.3%

NYLI VP Wellington Small Cap—Initial Class	2025	$1,946	103	$18.91 to $18.91	9.5% to 9.5%	1.1%
	2024	2,190	127	17.27 to 17.27	14.4% to 14.4%	1.1%
	2023	2,741	182	15.09 to 15.09	13.9% to 13.9%	0.9%
	2022	2,503	189	13.25 to 13.25	(20.8%) to (20.8%)	1.2%
	2021	2,994	179	16.74 to 16.74	18.0% to 18.0%	0.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

NYLI VP Winslow Large Cap Growth—Initial Class	2025	$7,168	67	$58.58 to $107.06	14.0% to 14.4%	0.0%
	2024	8,050	86	51.38 to 93.62	29.2% to 29.6%	0.0%
	2023	6,527	91	39.77 to 72.24	42.6% to 43.1%	0.0%
	2022	5,239	104	27.88 to 50.50	(31.4%) to (31.2%)	0.0%
	2021	7,368	101	40.63 to 73.36	24.1% to 24.5%	0.0%

AB VPS Discovery Value Portfolio—Class A	2025	$1,472	34	$43.09 to $43.09	2.9% to 2.9%	0.8%
	2024	1,729	41	41.88 to 41.88	10.0% to 10.0%	0.8%
	2023	1,757	46	38.06 to 38.06	17.2% to 17.2%	1.0%
	2022	1,761	54	32.48 to 32.48	(15.6%) to (15.6%)	1.2%
	2021	2,860	74	38.50 to 38.50	35.9% to 35.9%	0.8%

AB VPS International Value Portfolio—Class A	2025	$—	—	$—	—	—
	2024	—	—	8.97 to 8.97	5.1% to 5.1%	2.6%
	2023	—	—	8.54 to 8.54	15.1% to 15.1%	0.8%
	2022	—	—	7.42 to 7.42	(13.6%) to (13.6%)	4.5%
	2021	—	—	8.59 to 8.59	11.1% to 11.1%	2.0%

AB VPS Large Cap Growth Portfolio—Class A	2025	$21,558	884	$24.38 to $24.38	13.1% to 13.1%	0.0%
	2024	21,008	975	21.55 to 21.55	25.3% to 25.3%	0.1%
	2023	20,263	1,178	17.21 to 17.21	35.1% to 35.1%	0.0%
	2022	11,784	925	12.73 to 12.73	(28.5%) to (28.5%)	0.0%
	2021	8,983	504	17.81 to 17.81	29.0% to 29.0%	0.0%

AB VPS Relative Value Portfolio—Class A	2025	$745	34	$21.93 to $21.93	10.5% to 10.5%	1.1%
	2024	470	24	19.85 to 19.85	13.0% to 13.0%	1.4%
	2023	283	16	17.56 to 17.56	12.0% to 12.0%	1.9%
	2022	140	9	15.68 to 15.68	(4.2%) to (4.2%)	1.3%
	2021	84	5	16.36 to 16.36	28.2% to 28.2%	0.8%

AB VPS Small Cap Growth Portfolio—Class A	2025	$4,286	286	$14.97 to $14.97	4.8% to 4.8%	0.0%
	2024	4,219	295	14.28 to 14.28	18.6% to 18.6%	0.1%
	2023	529	44	12.04 to 12.04	18.0% to 18.0%	0.0%
	2022	439	43	10.20 to 10.20	(39.1%) to (39.1%)	0.0%
	2021	683	41	16.75 to 16.75	9.5% to 9.5%	0.0%

Alger Small Cap Growth Portfolio—Class I-2 Shares	2025	$640	50	$12.77 to $12.77	5.9% to 5.9%	0.0%
	2024	611	51	12.06 to 12.06	8.1% to 8.1%	0.4%
	2023	626	56	11.15 to 11.15	11.5% to 11.5%	0.0%

American Funds® IS American Funds Global Balanced Fund—Class 1	2025	$146	9	$16.48 to $16.48	17.4% to 17.4%	1.8%
	2024	95	7	14.04 to 14.04	6.9% to 6.9%	2.2%
	2023	72	5	13.13 to 13.13	14.0% to 14.0%	2.2%
	2022	27	2	11.51 to 11.51	(14.3%) to (14.3%)	0.0%
	2021	5	—	13.44 to 13.44	11.0% to 11.0%	0.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

American Funds® IS Asset Allocation Fund—Class 1	2025	$30,331	1,250	$23.82 to $24.39	15.9% to 16.2%	2.3%
	2024	25,466	1,219	20.56 to 21.00	16.4% to 16.7%	2.4%
	2023	22,275	1,243	17.66 to 17.99	14.3% to 14.5%	2.5%
	2022	18,373	1,175	15.45 to 15.70	(13.4%) to (13.2%)	2.2%
	2021	20,528	1,139	17.85 to 18.09	15.1% to 15.4%	1.9%

American Funds® IS The Bond Fund of America®—Class 1	2025	$68	6	$11.08 to $11.08	7.4% to 7.4%	4.5%
	2024	64	6	10.32 to 10.32	1.5% to 1.5%	4.5%
	2023	38	4	10.16 to 10.16	5.2% to 5.2%	8.8%

American Funds® IS Capital World Bond Fund®—Class 1	2025	$101	9	$11.57 to $11.57	9.6% to 9.6%	3.3%
	2024	87	8	10.56 to 10.56	(2.8%) to (2.8%)	2.6%
	2023	83	8	10.86 to 10.86	6.4% to 6.4%	0.0%
	2022	88	9	10.21 to 10.21	(17.4%) to (17.4%)	0.3%
	2021	93	8	12.36 to 12.36	(4.7%) to (4.7%)	2.2%

American Funds® IS Global Growth Fund—Class 1	2025	$6,157	106	$57.90 to $57.90	22.0% to 22.0%	1.7%
	2024	4,879	103	47.46 to 47.46	13.9% to 13.9%	1.8%
	2023	4,477	107	41.66 to 41.66	22.9% to 22.9%	1.2%
	2022	3,704	109	33.89 to 33.89	(24.5%) to (24.5%)	0.9%
	2021	4,939	110	44.92 to 44.92	16.7% to 16.7%	0.6%

American Funds® IS Global Small Capitalization Fund— Class 1	2025	$695	34	$20.66 to $20.66	14.9% to 14.9%	0.5%
	2024	662	37	17.98 to 17.98	2.6% to 2.6%	1.2%
	2023	902	51	17.53 to 17.53	16.5% to 16.5%	0.5%
	2022	690	46	15.05 to 15.05	(29.4%) to (29.4%)	0.0%
	2021	1,064	50	21.31 to 21.31	7.0% to 7.0%	0.0%

American Funds® IS Growth Fund—Class 1	2025	$27,315	534	$49.95 to $51.14	20.2% to 20.5%	0.2%
	2024	22,195	523	41.55 to 42.43	31.6% to 32.0%	0.6%
	2023	18,329	570	31.56 to 32.15	38.5% to 38.8%	0.6%
	2022	14,137	610	22.80 to 23.16	(29.9%) to (29.8%)	0.6%
	2021	18,729	568	32.53 to 32.98	22.0% to 22.3%	0.5%

American Funds® IS Growth-Income Fund—Class 1	2025	$4,401	124	$35.54 to $35.54	18.4% to 18.4%	1.1%
	2024	4,946	165	30.03 to 30.03	24.5% to 24.5%	1.4%
	2023	4,072	169	24.11 to 24.11	26.5% to 26.5%	1.6%
	2022	2,817	148	19.06 to 19.06	(16.3%) to (16.3%)	1.5%
	2021	3,444	151	22.77 to 22.77	24.4% to 24.4%	1.4%

American Funds® IS International Fund—Class 1	2025	$10,737	547	$19.19 to $19.65	26.7% to 27.0%	1.5%
	2024	10,671	690	15.14 to 15.46	3.1% to 3.4%	1.5%
	2023	10,309	689	14.68 to 14.96	15.8% to 16.1%	1.5%
	2022	10,294	799	12.67 to 12.88	(20.8%) to (20.6%)	2.0%
	2021	12,835	792	16.00 to 16.22	(1.5%) to (1.2%)	2.7%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

American Funds® IS New World Fund®—Class 1	2025	$30,520	1,299	$22.96 to $23.50	28.3% to 28.6%	1.5%
	2024	19,959	1,092	17.89 to 18.28	6.6% to 6.9%	1.6%
	2023	19,004	1,111	16.79 to 17.10	15.9% to 16.2%	1.8%
	2022	13,361	908	14.48 to 14.72	(22.1%) to (21.9%)	1.6%
	2021	18,708	993	18.58 to 18.83	4.9% to 5.2%	1.1%

American Funds® IS U.S. Government Securities Fund®—Class 1	2025	$18	2	$11.26 to $11.26	8.0% to 8.0%	1.3%
	2024	331	32	10.42 to 10.42	4.2% to 4.2%	3.5%

American Funds® IS Washington Mutual Investors Fund—Class 1	2025	$7,938	329	$23.57 to $24.12	17.1% to 17.5%	1.9%
	2024	1,467	71	20.12 to 20.53	19.0% to 19.4%	1.8%
	2023	1,137	66	17.19 to 17.19	17.7% to 17.7%	2.2%
	2022	686	47	14.61 to 14.61	(8.3%) to (8.3%)	2.2%
	2021	543	34	15.93 to 15.93	28.1% to 28.1%	1.7%

BlackRock® Global Allocation V.I. Fund—Class I	2025	$9,454	466	$19.75 to $20.31	19.5% to 19.8%	3.5%
	2024	7,842	463	16.53 to 16.95	9.0% to 9.2%	1.4%
	2023	7,239	467	15.17 to 15.52	12.5% to 12.8%	2.3%
	2022	6,209	452	13.48 to 13.75	(16.1%) to (15.9%)	0.0%
	2021	7,443	455	16.06 to 16.35	6.4% to 6.7%	0.9%

BlackRock® High Yield V.I. Fund—Class I	2025	$1,031	57	$17.98 to $17.98	9.2% to 9.2%	6.7%
	2024	999	61	16.46 to 16.46	8.3% to 8.3%	6.9%
	2023	923	61	15.21 to 15.21	13.2% to 13.2%	6.5%
	2022	851	63	13.43 to 13.43	(10.3%) to (10.3%)	5.4%
	2021	2,210	147	14.98 to 14.98	5.3% to 5.3%	4.4%

BNY Mellon IP Technology Growth Portfolio—Initial Shares	2025	$2,860	25	$114.64 to $114.64	28.2% to 28.2%	0.0%
	2024	4,314	48	89.45 to 89.45	25.7% to 25.7%	0.0%
	2023	4,217	59	71.14 to 71.14	59.4% to 59.4%	0.0%
	2022	2,564	57	44.62 to 44.62	(46.4%) to (46.4%)	0.0%
	2021	5,022	60	83.23 to 83.23	12.9% to 12.9%	0.0%

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	2025	$16	1	$16.61 to $16.61	16.0% to 16.0%	0.2%
	2024	10	1	14.32 to 14.32	24.9% to 24.9%	0.5%
	2023	7	1	11.47 to 11.47	23.8% to 23.8%	0.7%
	2022	5	1	9.26 to 9.26	(7.4%) to (7.4%)	0.0%

BNY Mellon VIF Small Cap Portfolio—Initial Shares	2025	$5	—	$33.74 to $33.74	11.0% to 11.0%	1.0%
	2024	9	—	30.40 to 30.40	4.6% to 4.6%	0.7%
	2023	9	—	29.06 to 29.06	9.3% to 9.3%	0.3%
	2022	9	—	26.59 to 26.59	(16.6%) to (16.6%)	0.0%
	2021	12	—	31.89 to 31.89	16.5% to 16.5%	0.1%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

ClearBridge Variable Appreciation Portfolio—Class I	2025	$89	3	$27.00 to $27.00	14.5% to 14.5%	0.6%
	2024	75	3	23.58 to 23.58	22.7% to 22.7%	0.4%
	2023	56	3	19.22 to 19.22	19.7% to 19.7%	1.1%
	2022	27	2	16.06 to 16.06	(12.4%) to (12.4%)	1.2%
	2021	24	1	18.34 to 18.34	23.7% to 23.7%	0.1%

ClearBridge Variable Large Cap Growth Portfolio—Class I	2025	$2,622	80	$32.68 to $32.68	8.6% to 8.6%	0.0%
	2024	2,315	77	30.09 to 30.09	27.9% to 27.9%	0.0%
	2023	1,447	62	23.53 to 23.53	44.0% to 44.0%	0.0%
	2022	745	46	16.34 to 16.34	(32.2%) to (32.2%)	0.0%
	2021	466	19	24.11 to 24.11	21.9% to 21.9%	0.0%

ClearBridge Variable Small Cap Growth Portfolio—Class I	2025	$1,497	106	$14.13 to $14.13	9.2% to 9.2%	0.0%
	2024	2,469	191	12.93 to 12.93	4.5% to 4.5%	0.0%
	2023	2,355	190	12.38 to 12.38	8.4% to 8.4%	0.0%
	2022	136	12	11.42 to 11.42	(28.8%) to (28.8%)	0.0%
	2021	168	10	16.05 to 16.05	12.6% to 12.6%	0.0%

Columbia Variable Portfolio—Disciplined Core Fund—Class 1	2025	$125	6	$21.94 to $21.94	14.6% to 14.6%	0.0%
	2024	72	4	19.14 to 19.14	26.1% to 26.1%	0.0%
	2023	49	3	15.18 to 15.18	24.4% to 24.4%	0.0%
	2022	25	2	12.21 to 12.21	(18.7%) to (18.7%)	0.0%
	2021	—	—	—	—	—

Columbia Variable Portfolio—Emerging Markets Bond Fund— Class 1	2025	$23	2	$11.68 to $11.68	12.8% to 12.8%	5.2%
	2024	34	3	10.35 to 10.35	6.4% to 6.4%	5.3%
	2023	26	3	9.73 to 9.73	10.4% to 10.4%	5.6%
	2022	20	2	8.81 to 8.81	(16.0%) to (16.0%)	4.4%
	2021	22	2	10.50 to 10.50	(2.2%) to (2.2%)	4.1%

Columbia Variable Portfolio—Intermediate Bond Fund— Class 1	2025	$58	5	$11.09 to $11.09	9.1% to 9.1%	5.1%
	2024	44	4	10.17 to 10.17	2.0% to 2.0%	4.0%
	2023	29	3	9.97 to 9.97	6.3% to 6.3%	1.4%
	2022	10	1	9.38 to 9.38	(6.2%) to (6.2%)	0.0%

Columbia Variable Portfolio—Strategic Income Fund—Class 1	2025	$1,565	131	$11.91 to $11.91	7.3% to 7.3%	0.1%
	2024	47	4	11.10 to 11.10	4.7% to 4.7%	5.3%
	2023	2,545	240	10.60 to 10.60	9.7% to 9.7%	4.3%
	2022	2,330	241	9.67 to 9.67	(11.4%) to (11.4%)	0.3%
	2021	11	1	10.90 to 10.90	2.1% to 2.1%	2.8%

Davis Equity Portfolio	2025	$422	8	$53.12 to $53.12	27.2% to 27.2%	1.0%
	2024	401	10	41.75 to 41.75	18.1% to 18.1%	1.1%
	2023	350	10	35.36 to 35.36	32.6% to 32.6%	1.4%
	2022	283	11	26.66 to 26.66	(20.1%) to (20.1%)	1.3%
	2021	388	12	33.38 to 33.38	17.9% to 17.9%	0.6%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Dimensional VA Global Bond Portfolio	2025	$6,403	537	$11.93 to $11.93	4.4% to 4.4%	4.3%
	2024	5,956	521	11.43 to 11.43	5.4% to 5.4%	4.9%
	2023	5,431	501	10.84 to 10.84	5.1% to 5.1%	4.0%
	2022	5,029	487	10.32 to 10.32	(6.3%) to (6.3%)	1.3%
	2021	8,142	739	11.02 to 11.02	(1.0%) to (1.0%)	0.7%

Dimensional VA Global Moderate Allocation Portfolio	2025	$2,209	110	$20.01 to $20.01	14.7% to 14.7%	2.5%
	2024	2,248	129	17.45 to 17.45	12.0% to 12.0%	2.8%
	2023	2,044	131	15.58 to 15.58	14.7% to 14.7%	2.6%
	2022	1,879	138	13.58 to 13.58	(11.0%) to (11.0%)	1.4%
	2021	2,274	149	15.25 to 15.25	14.2% to 14.2%	1.5%

Dimensional VA International Small Portfolio	2025	$7,225	301	$24.03 to $24.03	37.0% to 37.0%	3.3%
	2024	5,608	320	17.55 to 17.55	3.8% to 3.8%	3.0%
	2023	6,742	399	16.90 to 16.90	14.1% to 14.1%	3.2%
	2022	6,265	423	14.81 to 14.81	(17.6%) to (17.6%)	2.6%
	2021	8,219	457	17.98 to 17.98	14.6% to 14.6%	2.6%

Dimensional VA International Value Portfolio	2025	$3,310	163	$20.32 to $20.32	45.6% to 45.6%	4.6%
	2024	6,053	434	13.95 to 13.95	6.6% to 6.6%	5.6%
	2023	1,795	137	13.09 to 13.09	17.9% to 17.9%	4.7%
	2022	1,767	159	11.10 to 11.10	(3.5%) to (3.5%)	4.2%
	2021	1,707	148	11.50 to 11.50	18.1% to 18.1%	4.2%

Dimensional VA U.S. Large Value Portfolio	2025	$22,457	851	$26.38 to $26.38	15.8% to 15.8%	2.3%
	2024	13,907	611	22.78 to 22.78	13.4% to 13.4%	2.0%
	2023	21,409	1,066	20.09 to 20.09	10.9% to 10.9%	3.4%
	2022	11,517	636	18.11 to 18.11	(4.9%) to (4.9%)	1.5%
	2021	24,511	1,287	19.04 to 19.04	27.0% to 27.0%	2.1%

Dimensional VA U.S. Targeted Value Portfolio	2025	$10,548	362	$29.11 to $29.11	8.9% to 8.9%	1.9%
	2024	9,573	358	26.72 to 26.72	8.1% to 8.1%	1.4%
	2023	9,290	376	24.71 to 24.71	20.0% to 20.0%	1.6%
	2022	7,498	364	20.58 to 20.58	(4.2%) to (4.2%)	1.6%
	2021	7,866	366	21.49 to 21.49	39.7% to 39.7%	1.4%

Dimensional VIT Inflation-Protected Securities Portfolio	2025	$15,905	1,184	$13.43 to $13.43	7.6% to 7.6%	4.0%
	2024	14,475	1,159	12.49 to 12.49	1.9% to 1.9%	2.7%
	2023	16,403	1,338	12.26 to 12.26	4.0% to 4.0%	3.9%
	2022	14,766	1,253	11.78 to 11.78	(12.5%) to (12.5%)	8.0%
	2021	17,302	1,286	13.46 to 13.46	5.6% to 5.6%	5.8%

DWS Alternative Asset Allocation VIP—Class A	2025	$68	5	$14.89 to $14.89	10.5% to 10.5%	4.2%
	2024	69	5	13.47 to 13.47	5.6% to 5.6%	4.7%
	2023	114	9	12.76 to 12.76	6.2% to 6.2%	6.6%
	2022	82	7	12.01 to 12.01	(7.4%) to (7.4%)	7.0%
	2021	82	6	12.98 to 12.98	12.7% to 12.7%	2.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

DWS Global Small Cap VIP—Class A	2025	$35	1	$25.74 to $25.74	20.5% to 20.5%	1.2%
	2024	32	2	21.36 to 21.36	5.8% to 5.8%	1.4%
	2023	36	2	20.20 to 20.20	24.6% to 24.6%	0.9%
	2022	31	2	16.22 to 16.22	(24.1%) to (24.1%)	0.6%
	2021	42	2	21.35 to 21.35	14.9% to 14.9%	0.4%

DWS Small Cap Index VIP—Class A	2025	$35,986	674	$39.31 to $53.41	12.4% to 12.6%	1.4%
	2024	36,132	762	34.99 to 47.42	10.9% to 11.2%	1.1%
	2023	31,697	743	31.56 to 42.66	16.5% to 16.8%	1.2%
	2022	30,425	833	27.09 to 36.54	(20.8%) to (20.6%)	0.9%
	2021	37,364	812	34.22 to 46.04	14.2% to 14.5%	0.8%

DWS Small Mid Cap Value VIP—Class A	2025	$970	32	$30.64 to $30.64	18.2% to 18.2%	1.0%
	2024	850	33	25.92 to 25.92	6.2% to 6.2%	1.1%
	2023	642	26	24.40 to 24.40	14.9% to 14.9%	1.2%
	2022	598	28	21.23 to 21.23	(15.8%) to (15.8%)	0.9%
	2021	781	31	25.22 to 25.22	30.5% to 30.5%	1.2%

Fidelity® VIP Balanced Portfolio—Initial Class	2025	$1,630	79	$20.71 to $20.71	15.2% to 15.2%	1.6%
	2024	1,387	77	17.97 to 17.97	15.9% to 15.9%	1.3%
	2023	508	33	15.50 to 15.50	21.5% to 21.5%	1.0%
	2022	765	60	12.76 to 12.76	(17.9%) to (17.9%)	1.3%
	2021	592	38	15.55 to 15.55	18.3% to 18.3%	1.1%

Fidelity® VIP Bond Index Portfolio—Initial Class	2025	$27,974	2,684	$10.42 to $10.42	7.0% to 7.0%	3.4%
	2024	24,006	2,464	9.74 to 9.74	1.2% to 1.2%	2.9%
	2023	21,135	2,195	9.63 to 9.63	5.5% to 5.5%	2.5%
	2022	21,670	2,374	9.13 to 9.13	(13.2%) to (13.2%)	1.7%
	2021	22,675	2,157	10.51 to 10.51	(2.0%) to (2.0%)	1.0%

Fidelity® VIP ContrafundSM Portfolio—Initial Class	2025	$18,536	162	$113.02 to $146.04	21.1% to 21.5%	0.1%
	2024	16,368	173	93.04 to 120.58	33.4% to 33.8%	0.2%
	2023	17,234	245	69.54 to 90.40	33.1% to 33.5%	0.5%
	2022	13,477	256	52.11 to 67.94	(26.5%) to (26.3%)	0.5%
	2021	18,363	256	70.71 to 92.48	27.5% to 27.8%	0.1%

Fidelity® VIP Emerging Markets Portfolio—Initial Class	2025	$3,114	166	$18.48 to $18.84	40.9% to 41.2%	1.8%
	2024	2,770	208	13.12 to 13.34	9.8% to 10.0%	1.6%
	2023	2,461	203	11.96 to 12.13	9.4% to 9.7%	2.3%
	2022	2,278	206	10.93 to 11.06	(20.3%) to (20.1%)	1.8%
	2021	2,944	213	13.71 to 13.84	(2.5%) to (2.2%)	2.3%

Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2025	$2,524	44	$57.08 to $67.17	18.7% to 19.0%	1.8%
	2024	2,298	48	47.96 to 56.58	15.0% to 15.3%	1.9%
	2023	1,947	47	41.58 to 49.17	10.3% to 10.6%	2.0%
	2022	1,705	45	37.58 to 44.55	(5.2%) to (5.0%)	2.0%
	2021	1,769	45	39.54 to 46.99	24.5% to 24.9%	1.9%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Fidelity® VIP Extended Market Index Portfolio—Initial Class	2025	$39,740	2,323	$17.11 to $17.11	12.3% to 12.3%	1.2%
	2024	9,960	654	15.23 to 15.23	12.3% to 12.3%	2.1%
	2023	3,210	237	13.56 to 13.56	17.4% to 17.4%	1.8%
	2022	2,766	239	11.55 to 11.55	(18.1%) to (18.1%)	1.5%
	2021	3,159	224	14.11 to 14.11	21.2% to 21.2%	1.2%

Fidelity® VIP Floating Rate High Income Portfolio—nitial Class	2025	$24	2	$11.11 to $11.11	5.3% to 5.3%	8.6%
	2024	33	3	10.55 to 10.55	5.5% to 5.5%	13.7%

Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	2025	$581	20	$28.99 to $28.99	10.5% to 10.5%	3.2%
	2024	550	21	26.23 to 26.23	5.4% to 5.4%	3.6%
	2023	535	22	24.89 to 24.89	9.5% to 9.5%	3.7%
	2022	574	25	22.74 to 22.74	(13.5%) to (13.5%)	2.1%
	2021	755	29	26.29 to 26.29	5.9% to 5.9%	0.9%

Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	2025	$11,844	348	$28.98 to $34.06	13.0% to 13.3%	2.9%
	2024	10,270	342	25.64 to 30.06	7.4% to 7.7%	2.5%
	2023	10,937	392	23.86 to 27.91	12.1% to 12.4%	2.9%
	2022	14,027	565	21.28 to 24.83	(15.9%) to (15.7%)	2.2%
	2021	17,142	583	25.31 to 29.45	9.2% to 9.5%	1.1%

Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	2025	$90	7	$13.46 to $13.46	14.6% to 14.6%	2.8%
	2024	65	6	11.75 to 11.75	8.5% to 8.5%	2.7%
	2023	29	3	10.83 to 10.83	13.6% to 13.6%	2.9%

Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	2025	$27,925	714	$39.09 to $39.09	15.5% to 15.5%	2.2%
	2024	29,242	864	33.84 to 33.84	9.4% to 9.4%	2.3%
	2023	24,859	804	30.93 to 30.93	14.7% to 14.7%	2.6%
	2022	18,843	699	26.97 to 26.97	(16.9%) to (16.9%)	1.9%
	2021	20,773	640	32.44 to 32.44	12.4% to 12.4%	1.1%

Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	2025	$2,432	169	$14.42 to $14.42	16.7% to 16.7%	3.5%
	2024	660	53	12.36 to 12.36	11.0% to 11.0%	2.5%
	2023	164	15	11.13 to 11.13	16.8% to 16.8%	2.8%

Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2025	$19,622	397	$49.38 to $49.38	18.8% to 18.8%	1.7%
	2024	16,894	406	41.57 to 41.57	13.1% to 13.1%	1.6%
	2023	12,783	348	36.75 to 36.75	18.9% to 18.9%	1.7%
	2022	9,095	294	30.90 to 30.90	(18.3%) to (18.3%)	1.7%
	2021	9,478	251	37.80 to 37.80	17.8% to 17.8%	0.9%

Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	2025	$387	25	$15.52 to $15.52	19.8% to 19.8%	1.6%
	2024	225	17	12.95 to 12.95	13.8% to 13.8%	2.2%
	2023	32	3	11.38 to 11.38	19.5% to 19.5%	2.8%
	2022	5	1	9.52 to 9.52	(4.8%) to (4.8%)	1.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	2025	$6,221	255	$24.41 to $24.41	19.8% to 19.8%	1.5%
	2024	4,522	222	20.38 to 20.38	13.8% to 13.8%	1.5%
	2023	3,092	173	17.90 to 17.90	19.4% to 19.4%	1.6%
	2022	2,271	151	14.99 to 14.99	(18.2%) to (18.2%)	1.8%
	2021	2,227	122	18.33 to 18.33	17.8% to 17.8%	1.1%

Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	2025	$60	4	$15.52 to $15.52	19.9% to 19.9%	1.4%
	2024	52	4	12.95 to 12.95	13.8% to 13.8%	1.6%
	2023	15	1	11.38 to 11.38	19.5% to 19.5%	3.0%
	2022	2	—	9.52 to 9.52	(4.8%) to (4.8%)	1.4%

Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	2025	$183	12	$15.53 to $15.53	19.8% to 19.8%	1.4%
	2024	87	7	12.96 to 12.96	13.9% to 13.9%	1.5%
	2023	54	5	11.38 to 11.38	19.4% to 19.4%	4.0%
	2022	4	—	9.53 to 9.53	(4.7%) to (4.7%)	1.8%

Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	2025	$150	10	$15.52 to $15.52	19.9% to 19.9%	2.6%
	2024	51	4	12.94 to 12.94	13.9% to 13.9%	1.7%
	2023	17	1	11.37 to 11.37	19.4% to 19.4%	1.1%
	2022	19	2	9.53 to 9.53	(4.7%) to (4.7%)	1.7%

Fidelity® VIP Government Money Market Portfolio—Initial Class	2025	$61,910	5,031	$11.81 to $12.31	3.9% to 4.1%	4.1%
	2024	64,098	5,424	11.37 to 11.82	4.8% to 5.1%	4.9%
	2023	49,344	4,387	11.25 to 11.25	4.9% to 4.9%	4.8%
	2022	49,385	4,605	10.72 to 10.72	1.4% to 1.4%	1.5%
	2021	40,445	3,826	10.57 to 10.57	0.0% to 0.0%	0.0%

Fidelity® VIP Growth Opportunities Portfolio—Initial Class	2025	$4,382	155	$28.34 to $28.34	21.9% to 21.9%	0.0%
	2024	4,168	179	23.24 to 23.24	38.9% to 38.9%	0.0%
	2023	2,813	168	16.73 to 16.73	45.6% to 45.6%	0.0%
	2022	1,622	141	11.49 to 11.49	(38.1%) to (38.1%)	0.0%
	2021	2,076	112	18.58 to 18.58	11.9% to 11.9%	0.0%

Fidelity® VIP Growth Portfolio—Initial Class	2025	$4,850	43	$111.01 to $111.78	14.6% to 14.9%	0.3%
	2024	4,346	45	96.86 to 97.28	30.1% to 30.4%	0.0%
	2023	3,597	48	74.47 to 74.61	35.9% to 36.2%	0.1%
	2022	2,784	51	54.76 to 54.80	(24.6%) to (24.5%)	0.6%
	2021	3,974	55	72.49 to 72.72	22.9% to 23.2%	0.0%

Fidelity® VIP Health Care Portfolio—Initial Class	2025	$1,068	72	$14.91 to $14.91	14.4% to 14.4%	0.4%
	2024	1,118	86	13.03 to 13.03	5.1% to 5.1%	0.0%
	2023	666	54	12.39 to 12.39	4.3% to 4.3%	0.0%
	2022	526	44	11.89 to 11.89	(12.4%) to (12.4%)	0.0%
	2021	396	29	13.57 to 13.57	11.7% to 11.7%	0.1%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Fidelity® VIP Index 500 Portfolio—Initial Class	2025	$481,975	5,382	$89.55 to $105.28	17.5% to 17.8%	1.1%
	2024	429,270	5,643	76.04 to 89.62	24.6% to 24.9%	1.3%
	2023	328,247	5,387	60.88 to 71.93	25.9% to 26.2%	1.5%
	2022	246,353	5,100	48.24 to 57.14	(18.4%) to (18.2%)	1.5%
	2021	290,444	4,917	58.99 to 70.04	28.3% to 28.6%	1.3%

Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	2025	$4,863	296	$16.41 to $16.41	18.7% to 18.7%	0.9%
	2024	3,950	286	13.83 to 13.83	8.2% to 8.2%	0.8%
	2023	3,552	278	12.78 to 12.78	27.5% to 27.5%	0.4%
	2022	2,527	252	10.03 to 10.03	(26.4%) to (26.4%)	0.3%
	2021	3,702	272	13.62 to 13.62	12.3% to 12.3%	0.0%

Fidelity® VIP International Index Portfolio—Initial Class	2025	$30,679	1,902	$16.13 to $16.13	33.1% to 33.1%	2.8%
	2024	22,044	1,819	12.12 to 12.12	5.1% to 5.1%	2.8%
	2023	21,197	1,839	11.53 to 11.53	16.2% to 16.2%	2.9%
	2022	18,323	1,846	9.92 to 9.92	(16.0%) to (16.0%)	2.2%
	2021	22,923	1,940	11.82 to 11.82	7.7% to 7.7%	2.6%

Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2025	$51,386	2,405	$21.33 to $23.21	7.0% to 7.2%	3.6%
	2024	41,955	2,105	19.89 to 21.70	1.5% to 1.8%	3.2%
	2023	45,554	2,327	19.54 to 21.37	5.9% to 6.2%	2.7%
	2022	40,339	2,186	18.40 to 20.17	(13.2%) to (13.0%)	2.5%
	2021	42,109	1,985	21.14 to 23.23	(0.9%) to (0.6%)	2.3%

Fidelity® VIP Mid Cap Portfolio—Initial Class	2025	$10,874	139	$78.32 to $95.39	11.5% to 11.8%	0.4%
	2024	10,630	152	70.08 to 85.57	17.2% to 17.5%	0.5%
	2023	9,411	158	59.65 to 73.02	14.8% to 15.1%	0.6%
	2022	8,532	164	51.83 to 63.61	(15.0%) to (14.7%)	0.5%
	2021	10,488	172	60.80 to 74.80	25.3% to 25.6%	0.5%

Fidelity® VIP Overseas Portfolio—Initial Class	2025	$6,567	178	$36.97 to $36.97	20.4% to 20.4%	1.6%
	2024	5,708	186	30.71 to 30.71	5.1% to 5.1%	1.6%
	2023	5,623	192	29.23 to 29.23	20.5% to 20.5%	1.0%
	2022	5,086	210	24.26 to 24.26	(24.5%) to (24.5%)	1.1%
	2021	6,955	217	32.12 to 32.12	19.7% to 19.7%	0.5%

Fidelity® VIP Real Estate Portfolio—Initial Class	2025	$11,628	605	$19.21 to $19.21	3.1% to 3.1%	1.9%
	2024	12,559	674	18.64 to 18.64	6.5% to 6.5%	4.0%
	2023	12,687	725	17.49 to 17.49	11.2% to 11.2%	2.5%
	2022	11,684	743	15.73 to 15.73	(27.5%) to (27.5%)	1.5%
	2021	13,772	635	21.71 to 21.71	39.0% to 39.0%	1.2%

Fidelity® VIP Strategic Income Portfolio—Initial Class	2025	$262	18	$14.63 to $14.63	8.8% to 8.8%	4.4%
	2024	648	48	13.44 to 13.44	6.1% to 6.1%	4.0%
	2023	539	42	12.67 to 12.67	9.4% to 9.4%	5.5%
	2022	297	26	11.58 to 11.58	(11.3%) to (11.3%)	4.0%
	2021	266	20	13.05 to 13.05	3.7% to 3.7%	3.1%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Fidelity® VIP Technology Portfolio—Initial Class	2025	$4,171	119	$35.07 to $35.07	22.8% to 22.8%	0.0%
	2024	2,980	104	28.57 to 28.57	35.6% to 35.6%	0.0%
	2023	1,725	82	21.07 to 21.07	58.3% to 58.3%	0.1%
	2022	965	72	13.31 to 13.31	(35.9%) to (35.9%)	0.0%
	2021	1,322	64	20.75 to 20.75	28.2% to 28.2%	0.0%

Fidelity® VIP Total Market Index Portfolio—Initial Class	2025	$3,761	170	$22.14 to $22.14	17.1% to 17.1%	1.1%
	2024	3,000	159	18.90 to 18.90	23.7% to 23.7%	1.3%
	2023	313	20	15.28 to 15.28	26.1% to 26.1%	1.3%
	2022	165	14	12.12 to 12.12	(19.2%) to (19.2%)	1.7%
	2021	108	7	15.01 to 15.01	25.7% to 25.7%	1.2%

Fidelity® VIP Value Portfolio—Initial Class	2025	$1,957	73	$26.67 to $27.39	11.0% to 11.2%	1.4%
	2024	1,787	74	24.04 to 24.62	11.1% to 11.4%	1.3%
	2023	1,640	75	21.64 to 22.11	19.5% to 19.8%	1.3%
	2022	1,442	79	18.11 to 18.46	(4.4%) to (4.1%)	1.3%
	2021	1,618	85	18.93 to 19.25	29.8% to 30.2%	1.7%

Fidelity® VIP Value Strategies Portfolio—Service Class 2	2025	$18	—	$60.86 to $60.86	7.7% to 7.7%	0.8%
	2024	20	—	56.51 to 56.51	9.2% to 9.2%	0.7%
	2023	26	1	51.77 to 51.77	20.6% to 20.6%	0.9%
	2022	24	1	42.92 to 42.92	(7.3%) to (7.3%)	0.3%
	2021	81	2	46.33 to 46.33	33.3% to 33.3%	1.0%

Invesco V.I. Core Plus Bond Fund—Series I Shares	2025	$2,150	198	$10.88 to $10.88	7.1% to 7.1%	4.5%
	2024	1,667	164	10.16 to 10.16	3.1% to 3.1%	4.8%
	2023	220	22	9.86 to 9.86	6.1% to 6.1%	2.7%
	2022	185	20	9.29 to 9.29	(14.5%) to (14.5%)	0.6%
	2021	201	18	10.87 to 10.87	(0.7%) to (0.7%)	4.5%

Invesco V.I. Discovery Large Cap Fund—Series I Shares	2025	$50	1	$63.78 to $63.78	12.8% to 12.8%	0.0%
	2024	47	1	56.54 to 56.54	34.2% to 34.2%	0.0%
	2023	47	1	42.15 to 42.15	35.4% to 35.4%	0.0%
	2022	53	2	31.13 to 31.13	(30.8%) to (30.8%)	0.0%
	2021	80	2	44.98 to 44.98	22.6% to 22.6%	0.0%

Invesco V.I. EQV International Equity Fund—Series I Shares	2025	$11,330	401	$28.23 to $28.23	16.5% to 16.5%	1.4%
	2024	12,302	508	24.23 to 24.23	0.6% to 0.6%	1.7%
	2023	13,211	549	24.08 to 24.08	18.1% to 18.1%	0.2%
	2022	11,118	546	20.38 to 20.38	(18.3%) to (18.3%)	1.8%
	2021	12,930	518	24.95 to 24.95	5.9% to 5.9%	1.3%

Invesco V.I. Global Real Estate Fund—Series I Shares	2025	$2,549	145	$15.07 to $17.69	7.6% to 7.9%	2.0%
	2024	2,496	153	14.01 to 16.40	(2.0%) to (1.8%)	2.5%
	2023	2,692	162	14.30 to 16.71	8.8% to 9.0%	1.5%
	2022	2,522	166	13.14 to 15.32	(25.1%) to (24.9%)	3.0%
	2021	2,914	144	17.56 to 20.41	25.4% to 25.7%	2.7%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	2025	$73	2	$35.66 to $35.66	9.2% to 9.2%	0.2%
	2024	266	8	32.66 to 32.66	17.1% to 17.1%	0.3%
	2023	249	9	27.90 to 27.90	14.5% to 14.5%	0.3%
	2022	221	9	24.37 to 24.37	(14.3%) to (14.3%)	0.4%
	2021	268	9	28.43 to 28.43	23.2% to 23.2%	0.5%

Invesco V.I. Main Street Small Cap Fund®—Series I Shares	2025	$1,305	108	$12.03 to $12.03	8.7% to 8.7%	0.6%
	2024	7	1	11.07 to 11.07	10.7% to 10.7%	0.0%

Janus Henderson Enterprise Portfolio—Institutional Shares	2025	$20,650	193	$106.77 to $106.77	7.7% to 7.7%	0.2%
	2024	21,446	216	99.16 to 99.16	15.6% to 15.6%	0.7%
	2023	22,923	267	85.78 to 85.78	18.1% to 18.1%	0.2%
	2022	19,586	270	72.65 to 72.65	(15.9%) to (15.9%)	0.2%
	2021	23,549	272	86.43 to 86.43	16.8% to 16.8%	0.3%

Janus Henderson Flexible Bond Portfolio—Institutional Shares	2025	$752	60	$12.56 to $12.56	7.4% to 7.4%	5.3%
	2024	729	62	11.70 to 11.70	2.0% to 2.0%	4.9%
	2023	743	65	11.47 to 11.47	5.5% to 5.5%	4.3%
	2022	715	66	10.88 to 10.88	(13.7%) to (13.7%)	2.5%
	2021	841	67	12.60 to 12.60	(0.9%) to (0.9%)	2.0%

Janus Henderson Forty Portfolio—Institutional Shares	2025	$1,613	14	$111.78 to $111.78	18.1% to 18.1%	0.1%
	2024	3,529	37	94.62 to 94.62	28.5% to 28.5%	0.1%
	2023	5,059	69	73.65 to 73.65	40.0% to 40.0%	0.2%
	2022	3,688	70	52.62 to 52.62	(33.6%) to (33.6%)	0.2%
	2021	6,067	77	79.19 to 79.19	22.9% to 22.9%	0.0%

Janus Henderson Global Research Portfolio—Institutional Shares	2025	$871	16	$55.53 to $57.29	20.6% to 20.9%	0.6%
	2024	778	17	45.92 to 47.53	23.2% to 23.6%	0.7%
	2023	582	16	37.16 to 38.57	26.4% to 26.8%	0.9%
	2022	472	16	29.31 to 30.52	(19.7%) to (19.4%)	1.0%
	2021	631	17	36.37 to 37.98	17.7% to 18.1%	0.5%

Lazard Retirement International Equity Portfolio—Service Shares	2025	$374	13	$24.61 to $30.82	32.8% to 33.1%	2.0%
	2024	307	14	18.53 to 23.15	5.4% to 5.6%	2.9%
	2023	323	16	17.59 to 21.92	15.6% to 15.9%	1.3%
	2022	340	19	15.22 to 18.91	(15.2%) to (15.0%)	3.6%
	2021	460	22	17.95 to 22.25	5.6% to 5.8%	0.8%

Lord Abbett Series Fund Developing Growth Portfolio—Class VC	2025	$123	5	$26.27 to $26.27	14.6% to 14.6%	0.2%
	2024	124	5	22.93 to 22.93	22.2% to 22.2%	0.2%
	2023	112	6	18.77 to 18.77	8.2% to 8.2%	0.0%
	2022	108	6	17.35 to 17.35	(36.0%) to (36.0%)	0.0%
	2021	208	8	27.10 to 27.10	(2.7%) to (2.7%)	0.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	2025	$740	17	$45.14 to $45.14	7.1% to 7.1%	0.3%
	2024	763	18	42.17 to 42.17	14.9% to 14.9%	0.3%
	2023	1,018	28	36.70 to 36.70	15.4% to 15.4%	0.5%
	2022	947	30	31.80 to 39.17	(11.4%) to (11.2%)	0.8%
	2021	1,109	31	35.81 to 44.22	28.4% to 28.7%	0.6%

LVIP American Century Inflation Protection Fund—Service Class	2025	$1,311	105	$12.46 to $12.46	6.3% to 6.3%	6.5%
	2024	1,400	120	11.71 to 11.71	1.5% to 1.5%	3.7%
	2023	1,465	127	11.54 to 11.54	3.4% to 3.4%	2.9%
	2022	2,129	191	11.16 to 11.16	(13.1%) to (13.1%)	5.1%
	2021	2,073	162	12.84 to 12.84	6.3% to 6.3%	3.1%

LVIP American Century Inflation Protection Fund—Standard Class II	2025	$49	4	$11.41 to $11.41	6.6% to 6.6%	8.5%
	2024	35	3	10.71 to 10.71	1.8% to 1.8%	4.2%
	2023	25	2	10.52 to 10.52	3.6% to 3.6%	3.8%
	2022	14	1	10.15 to 10.15	(12.9%) to (12.9%)	5.5%
	2021	7	1	11.65 to 11.65	6.6% to 6.6%	3.8%

LVIP American Century Mid Cap Value Fund—Service Class	2025	$932	34	$27.46 to $27.46	8.8% to 8.8%	1.7%
	2024	878	35	25.23 to 25.23	8.5% to 8.5%	2.4%
	2023	829	36	23.25 to 23.25	6.0% to 6.0%	2.2%
	2022	812	37	21.93 to 21.93	(1.4%) to (1.4%)	2.1%
	2021	954	43	22.23 to 22.23	23.0% to 23.0%	1.0%

LVIP American Century Mid Cap Value Fund—Standard Class II	2025	$30	2	$15.50 to $15.50	9.0% to 9.0%	1.6%
	2024	45	3	14.22 to 14.22	8.7% to 8.7%	3.2%
	2023	35	3	13.08 to 13.08	6.1% to 6.1%	2.5%
	2022	26	2	12.32 to 12.32	(1.2%) to (1.2%)	2.4%
	2021	10	1	12.47 to 12.47	23.2% to 23.2%	1.6%

LVIP American Century Value Fund—Service Class	2025	$1,815	37	$49.72 to $49.72	15.9% to 15.9%	1.4%
	2024	1,866	44	42.91 to 42.91	9.3% to 9.3%	2.7%
	2023	2,070	53	39.27 to 39.27	9.0% to 9.0%	2.3%
	2022	2,151	60	36.02 to 36.02	0.3% to 0.3%	2.0%
	2021	1,622	45	35.91 to 35.91	24.3% to 24.3%	1.6%

LVIP American Century Value Fund—Standard Class II	2025	$111	6	$17.44 to $17.44	16.0% to 16.0%	1.5%
	2024	80	5	15.03 to 15.03	9.5% to 9.5%	2.9%
	2023	76	6	13.73 to 13.73	9.1% to 9.1%	2.6%
	2022	22	2	12.59 to 12.59	0.5% to 0.5%	2.3%
	2021	10	1	12.52 to 12.52	24.5% to 24.5%	1.7%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

LVIP Baron Growth Opportunities Fund—Service Class	2025	$1,034	22	$37.24 to $50.94	(10.3%) to (10.1%)	0.0%
	2024	1,226	23	41.51 to 56.65	5.2% to 5.4%	0.1%
	2023	5,818	110	39.47 to 53.72	17.5% to 17.8%	0.0%
	2022	4,944	110	33.59 to 45.60	(26.0%) to (25.8%)	0.0%
	2021	7,004	115	45.40 to 61.48	18.4% to 18.7%	0.0%

LVIP Baron Growth Opportunities Fund—Standard Class	2025	$20	2	$13.25 to $13.25	(9.9%) to (9.9%)	0.0%
	2024	17	1	14.70 to 14.70	5.7% to 5.7%	0.1%
	2023	164	12	13.91 to 13.91	18.1% to 18.1%	0.0%
	2022	62	5	11.77 to 11.77	(25.6%) to (25.6%)	0.0%
	2021	59	4	15.84 to 15.84	19.0% to 19.0%	0.0%

LVIP BlackRock Equity Dividend Fund—Standard Class	2025	$223	15	$14.90 to $14.90	13.4% to 13.4%	5.5%
	2024	19	1	13.14 to 13.14	7.2% to 7.2%	2.4%
	2023	11	1	12.26 to 12.26	3.5% to 3.5%	3.3%
	2022	—	—	—	—	—
	2021	—	—	12.25 to 12.25	22.4% to 22.4%	5.5%

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund—Standard Class	2025	$3,872	229	$16.92 to $16.92	34.3% to 34.3%	2.9%
	2024	4,301	341	12.60 to 12.60	8.9% to 8.9%	3.5%
	2023	3,723	322	11.57 to 11.57	10.0% to 10.0%	3.7%
	2022	2,372	226	10.51 to 10.51	(11.8%) to (11.8%)	10.1%
	2021	2,855	239	11.92 to 11.92	8.8% to 8.8%	5.5%

LVIP Franklin Templeton Multi-Factor International Equity Fund—Standard Class	2025	$5,141	180	$28.49 to $28.49	35.6% to 35.6%	3.5%
	2024	4,161	198	21.01 to 21.01	3.8% to 3.8%	3.8%
	2023	4,074	201	20.25 to 20.25	18.9% to 18.9%	4.3%
	2022	3,489	205	17.03 to 17.03	(7.0%) to (7.0%)	7.7%
	2021	3,947	216	18.31 to 18.31	13.2% to 13.2%	4.4%

LVIP JPMorgan Short Duration Bond Fund—Standard Class	2025	$1,746	159	$11.00 to $11.00	5.2% to 5.2%	3.8%
	2024	1,648	158	10.45 to 10.45	4.3% to 4.3%	4.2%
	2023	1,477	147	10.02 to 10.02	5.0% to 5.0%	3.8%
	2022	23	2	9.55 to 9.55	(4.1%) to (4.1%)	3.7%
	2021	11	1	9.96 to 9.96	(0.4%) to (0.4%)	4.5%

LVIP Mondrian International Value Fund—Standard Class	2025	$201	10	$19.74 to $19.74	36.4% to 36.4%	4.2%
	2024	136	9	14.47 to 14.47	4.7% to 4.7%	2.4%
	2023	354	26	13.82 to 13.82	20.1% to 20.1%	3.5%
	2022	257	22	11.51 to 11.51	(10.8%) to (10.8%)	2.9%
	2021	272	21	12.89 to 12.89	11.3% to 11.3%	4.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

LVIP SSgA Bond Index Fund—Standard Class	2025	$11,420	913	$12.51 to $12.51	6.8% to 6.8%	3.3%
	2024	11,987	1,023	11.71 to 11.71	1.1% to 1.1%	3.4%
	2023	12,028	1,038	11.59 to 11.59	5.3% to 5.3%	2.7%
	2022	12,731	1,157	11.01 to 11.01	(13.4%) to (13.4%)	2.1%
	2021	14,783	1,162	12.72 to 12.72	(2.0%) to (2.0%)	1.9%

LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	2025	$2,779	204	$13.64 to $13.64	33.5% to 33.5%	4.5%
	2024	114	11	10.22 to 10.22	6.8% to 6.8%	2.9%
	2023	89	9	9.57 to 9.57	8.8% to 8.8%	2.5%
	2022	273	31	8.79 to 8.79	(21.2%) to (21.2%)	3.1%
	2021	326	29	11.16 to 11.16	(3.3%) to (3.3%)	3.8%

LVIP SSgA International Index Fund—Standard Class	2025	$27,592	1,047	$26.35 to $26.35	31.2% to 31.2%	3.4%
	2024	20,922	1,042	20.09 to 20.09	3.2% to 3.2%	3.3%
	2023	19,390	996	19.46 to 19.46	17.6% to 17.6%	3.4%
	2022	16,107	973	16.55 to 16.55	(14.3%) to (14.3%)	4.5%
	2021	17,694	916	19.32 to 19.32	11.1% to 11.1%	2.8%

MFS® Global Growth Portfolio—Initial Class	2025	$125	7	$19.01 to $19.01	7.7% to 7.7%	0.3%
	2024	102	6	17.66 to 17.66	11.1% to 11.1%	0.4%
	2023	78	5	15.90 to 15.90	21.0% to 21.0%	0.1%
	2022	55	4	13.14 to 13.14	(19.1%) to (19.1%)	0.2%
	2021	49	3	16.24 to 16.24	18.5% to 18.5%	0.1%

MFS® Global Real Estate Portfolio—Initial Class	2025	$2,225	135	$16.44 to $16.44	3.5% to 3.5%	1.6%
	2024	2,560	161	15.88 to 15.88	(2.7%) to (2.7%)	2.1%
	2023	2,821	173	16.32 to 16.32	11.5% to 11.5%	0.9%
	2022	2,429	166	14.64 to 14.64	(26.9%) to (26.9%)	1.6%
	2021	3,477	174	20.04 to 20.04	30.1% to 30.1%	1.6%

MFS® Global Tactical Allocation Portfolio—Initial Class	2025	$2,677	119	$22.46 to $22.46	15.5% to 15.5%	6.0%
	2024	2,521	130	19.45 to 19.45	5.0% to 5.0%	0.8%
	2023	2,476	134	18.53 to 18.53	9.6% to 9.6%	0.4%
	2022	2,314	137	16.90 to 16.90	(7.2%) to (7.2%)	2.2%
	2021	2,529	139	18.21 to 18.21	2.8% to 2.8%	1.0%

MFS® International Growth Portfolio—Initial Class	2025	$1,941	120	$16.18 to $16.18	21.1% to 21.1%	0.9%
	2024	2,005	150	13.36 to 13.36	9.0% to 9.0%	1.0%
	2023	2,590	211	12.25 to 12.25	14.7% to 14.7%	1.1%
	2022	1,155	108	10.68 to 10.68	(15.0%) to (15.0%)	0.6%
	2021	1,261	100	12.56 to 12.56	9.3% to 9.3%	0.6%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

MFS® International Intrinsic Value Portfolio—Initial Class	2025	$30,960	734	$42.17 to $42.17	33.3% to 33.3%	1.5%
	2024	22,327	706	31.64 to 31.64	7.2% to 7.2%	1.4%
	2023	24,053	815	29.50 to 29.50	17.7% to 17.7%	0.7%
	2022	20,775	828	25.08 to 25.08	(23.6%) to (23.6%)	0.8%
	2021	30,208	921	32.81 to 32.81	10.6% to 10.6%	0.3%

MFS® Investors Trust Series—Initial Class	2025	$—	—	$85.65 to $85.65	13.3% to 13.3%	1.6%
	2024	—	—	75.60 to 75.60	19.2% to 19.2%	0.7%
	2023	—	—	63.41 to 63.41	18.7% to 18.7%	0.0%
	2022	121	2	53.43 to 53.43	(16.7%) to (16.7%)	0.7%
	2021	149	2	64.14 to 64.14	26.5% to 26.5%	0.6%

MFS® Mid Cap Growth Series—Initial Class	2025	$3,747	217	$17.29 to $17.29	3.7% to 3.7%	0.0%
	2024	6,530	392	16.68 to 16.68	14.7% to 14.7%	0.0%
	2023	551	38	14.54 to 14.54	21.3% to 21.3%	0.0%
	2022	426	36	11.98 to 11.98	(28.7%) to (28.7%)	0.0%
	2021	532	32	16.81 to 16.81	14.1% to 14.1%	0.0%

MFS® Mid Cap Value Portfolio—Initial Class	2025	$8,509	362	$23.53 to $23.53	6.0% to 6.0%	1.1%
	2024	7,910	356	22.21 to 22.21	13.7% to 13.7%	1.2%
	2023	6,700	343	19.52 to 19.52	12.7% to 12.7%	1.5%
	2022	6,768	391	17.32 to 17.32	(8.8%) to (8.8%)	1.0%
	2021	5,285	278	18.99 to 18.99	31.0% to 31.0%	0.7%

MFS® New Discovery Series—Initial Class	2025	$2	—	$63.70 to $63.70	13.0% to 13.0%	0.0%
	2024	5	—	56.39 to 56.39	6.7% to 6.7%	0.0%
	2023	5	—	52.84 to 52.84	14.4% to 14.4%	0.0%
	2022	5	—	46.18 to 46.18	(29.8%) to (29.8%)	0.0%
	2021	7	—	65.74 to 65.74	1.8% to 1.8%	0.0%

MFS® New Discovery Value Portfolio—Initial Class	2025	$596	38	$15.68 to $15.68	3.1% to 3.1%	1.8%
	2024	544	36	15.21 to 15.21	9.5% to 9.5%	2.2%
	2023	3,334	240	13.89 to 13.89	11.5% to 11.5%	1.1%
	2022	3,652	293	12.46 to 12.46	(11.0%) to (11.0%)	0.6%
	2021	3,819	273	14.00 to 14.00	34.1% to 34.1%	0.8%

MFS® Research International Portfolio—Initial Class	2025	$4,021	290	$13.87 to $13.87	22.1% to 22.1%	1.0%
	2024	1,934	170	11.36 to 11.36	3.1% to 3.1%	0.5%
	2023	59	5	11.02 to 11.02	13.0% to 13.0%	0.6%
	2022	7	1	9.75 to 9.75	(2.5%) to (2.5%)	0.0%

MFS® Value Series—Initial Class	2025	$80,402	1,341	$45.56 to $60.00	12.7% to 13.0%	1.6%
	2024	80,972	1,526	40.41 to 53.09	11.3% to 11.6%	1.6%
	2023	83,987	1,767	36.30 to 47.57	7.7% to 7.9%	1.7%
	2022	81,579	1,852	33.72 to 44.07	(6.1%) to (5.9%)	1.4%
	2021	82,370	1,760	35.92 to 46.84	25.1% to 25.5%	1.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	2025	$713	22	$31.77 to $31.77	15.3% to 15.3%	14.3%
	2024	646	23	27.55 to 27.55	11.2% to 11.2%	10.2%
	2023	652	26	24.77 to 24.77	11.8% to 11.8%	8.6%
	2022	620	28	22.15 to 22.15	(18.7%) to (18.7%)	7.5%
	2021	840	31	27.25 to 27.25	(2.0%) to (2.0%)	4.9%

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	2025	$72	4	$20.10 to $20.10	11.6% to 11.6%	0.5%
	2024	66	4	18.02 to 18.02	8.8% to 8.8%	0.7%
	2023	65	4	16.56 to 16.56	11.0% to 11.0%	1.0%
	2022	64	4	14.92 to 14.92	(9.8%) to (9.8%)	0.6%
	2021	72	4	16.53 to 16.53	32.8% to 32.8%	0.6%

Neuberger Berman AMT Quality Equity Portfolio—Class I	2025	$264	11	$23.92 to $23.92	13.7% to 13.7%	0.0%
	2024	237	11	21.03 to 21.03	25.8% to 25.8%	0.2%
	2023	302	18	16.71 to 16.71	26.9% to 26.9%	0.3%
	2022	247	19	13.17 to 13.17	(18.5%) to (18.5%)	0.4%
	2021	309	19	16.15 to 16.15	23.5% to 23.5%	0.4%

Nomura VIP Emerging Markets Series—Standard Class	2025	$2,182	76	$28.60 to $28.60	81.3% to 81.3%	1.6%
	2024	1,722	109	15.78 to 15.78	5.1% to 5.1%	2.8%
	2023	3,286	219	15.01 to 15.01	13.8% to 13.8%	1.6%
	2022	3,128	237	13.19 to 13.19	(27.6%) to (27.6%)	4.2%
	2021	4,235	232	18.22 to 18.22	(2.8%) to (2.8%)	0.3%

Nomura VIP International Core Equity Series—Standard Class	2025	$105	8	$12.41 to $12.41	24.6% to 24.6%	1.3%
	2024	86	9	9.96 to 9.96	(0.4%) to (0.4%)	1.2%

Nomura VIP Small Cap Value Series—Standard Class	2025	$7,677	235	$32.70 to $32.70	8.2% to 8.2%	1.6%
	2024	15,336	507	30.23 to 30.23	11.3% to 11.3%	0.9%
	2023	7,106	262	27.16 to 27.16	9.4% to 9.4%	0.9%
	2022	6,660	268	24.82 to 24.82	(12.1%) to (12.1%)	0.9%
	2021	8,010	284	28.23 to 28.23	34.4% to 34.4%	0.9%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	2025	$1,189	86	$13.85 to $13.85	15.1% to 15.1%	7.2%
	2024	1,464	122	12.03 to 12.03	7.7% to 7.7%	6.6%
	2023	1,516	136	11.17 to 11.17	11.3% to 11.3%	5.8%
	2022	1,385	138	10.04 to 10.04	(15.6%) to (15.6%)	5.0%
	2021	2,097	176	11.89 to 11.89	(2.4%) to (2.4%)	4.7%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	2025	$3,432	206	$16.64 to $16.64	12.8% to 12.8%	4.5%
	2024	3,871	262	14.75 to 14.75	(0.5%) to (0.5%)	3.5%
	2023	4,129	278	14.83 to 14.83	5.3% to 5.3%	2.2%
	2022	3,955	281	14.09 to 14.09	(11.0%) to (11.0%)	1.5%
	2021	4,499	284	15.83 to 15.83	(4.2%) to (4.2%)	5.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	2025	$85	8	$11.20 to $11.20	12.9% to 12.9%	4.6%
	2024	66	7	9.92 to 9.92	(0.3%) to (0.3%)	3.7%
	2023	48	5	9.95 to 9.95	5.4% to 5.4%	2.4%
	2022	26	3	9.44 to 9.44	(10.9%) to (10.9%)	1.6%
	2021	22	2	10.59 to 10.59	(4.0%) to (4.0%)	4.9%

PIMCO VIT High Yield Portfolio—Administrative Class	2025	$4,032	169	$23.92 to $23.92	9.0% to 9.0%	6.3%
	2024	4,167	190	21.95 to 21.95	6.9% to 6.9%	5.6%
	2023	1,830	89	20.54 to 20.54	12.2% to 12.2%	5.6%
	2022	2,180	119	18.30 to 18.30	(10.3%) to (10.3%)	5.0%
	2021	1,857	91	20.40 to 20.40	3.6% to 3.6%	4.5%

PIMCO VIT High Yield Portfolio—Institutional Class	2025	$205	16	$12.95 to $12.95	9.1% to 9.1%	6.5%
	2024	235	20	11.86 to 11.86	7.0% to 7.0%	5.4%
	2023	88	8	11.08 to 11.08	12.4% to 12.4%	5.8%
	2022	74	7	9.86 to 9.86	(10.1%) to (10.1%)	5.1%
	2021	37	3	10.98 to 10.98	3.8% to 3.8%	4.6%

PIMCO VIT Income Portfolio—Institutional Class	2025	$4,994	393	$12.71 to $12.71	10.4% to 10.4%	5.3%
	2024	4,174	362	11.52 to 11.52	5.6% to 5.6%	4.8%
	2023	344	31	10.91 to 10.91	8.4% to 8.4%	5.2%
	2022	68	7	10.06 to 10.06	(7.6%) to (7.6%)	3.9%
	2021	55	5	10.90 to 10.90	2.1% to 2.1%	2.9%

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	2025	$112	10	$11.21 to $11.21	4.1% to 4.1%	3.6%
	2024	89	8	10.77 to 10.77	5.6% to 5.6%	3.7%
	2023	65	6	10.20 to 10.20	9.2% to 9.2%	2.8%
	2022	70	7	9.34 to 9.34	(10.0%) to (10.0%)	1.7%
	2021	61	6	10.38 to 10.38	(1.8%) to (1.8%)	1.9%

PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	2025	$18,557	873	$21.26 to $21.26	6.3% to 6.3%	3.2%
	2024	17,991	900	20.00 to 20.00	(6.0%) to (6.0%)	2.7%
	2023	18,725	880	21.28 to 21.28	4.0% to 4.0%	2.4%
	2022	16,018	783	20.46 to 20.46	(28.9%) to (28.9%)	2.0%
	2021	19,266	670	28.77 to 28.77	(4.8%) to (4.8%)	1.6%

PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	2025	$46	6	$8.25 to $8.25	6.4% to 6.4%	3.4%
	2024	45	6	7.75 to 7.75	(5.9%) to (5.9%)	2.9%
	2023	36	4	8.23 to 8.23	4.1% to 4.1%	2.5%
	2022	23	3	7.91 to 7.91	(28.8%) to (28.8%)	2.2%
	2021	19	2	11.10 to 11.10	(4.6%) to (4.6%)	1.6%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

PIMCO VIT Low Duration Portfolio—Administrative Class	2025	$7,669	442	$17.37 to $17.37	5.5% to 5.5%	4.0%
	2024	11,410	694	16.46 to 16.46	4.5% to 4.5%	4.0%
	2023	11,370	722	15.75 to 15.75	5.0% to 5.0%	3.6%
	2022	10,958	731	15.00 to 15.00	(5.7%) to (5.7%)	1.7%
	2021	12,397	779	15.92 to 15.92	(0.9%) to (0.9%)	0.5%

PIMCO VIT Low Duration Portfolio—Institutional Class	2025	$359	32	$11.23 to $11.23	5.7% to 5.7%	4.0%
	2024	443	42	10.63 to 10.63	4.7% to 4.7%	4.1%
	2023	281	28	10.16 to 10.16	5.1% to 5.1%	3.8%
	2022	185	19	9.66 to 9.66	(5.6%) to (5.6%)	2.1%
	2021	39	4	10.23 to 10.23	(0.8%) to (0.8%)	0.7%

PIMCO VIT Real Return Portfolio—Administrative Class	2025	$12,748	610	$20.84 to $20.84	7.8% to 7.8%	3.3%
	2024	12,657	653	19.33 to 19.33	2.1% to 2.1%	2.5%
	2023	8,860	466	18.92 to 18.92	3.8% to 3.8%	3.0%
	2022	9,585	523	18.24 to 18.24	(11.9%) to (11.9%)	7.0%
	2021	11,315	544	20.70 to 20.70	5.6% to 5.6%	4.9%

PIMCO VIT Real Return Portfolio—Institutional Class	2025	$176	15	$11.92 to $11.92	8.0% to 8.0%	3.5%
	2024	137	12	11.03 to 11.03	2.3% to 2.3%	2.7%
	2023	104	10	10.79 to 10.79	3.9% to 3.9%	3.0%
	2022	58	6	10.38 to 10.38	(11.8%) to (11.8%)	6.6%
	2021	41	4	11.76 to 11.76	5.7% to 5.7%	4.6%

PIMCO VIT Short-Term Portfolio—Institutional Class	2025	$2	—	$10.88 to $10.88	4.8% to 4.8%	4.4%
	2024	1	—	10.38 to 10.38	3.8% to 3.8%	1.6%

PIMCO VIT Total Return Portfolio—Administrative Class	2025	$21,377	941	$22.79 to $22.79	8.9% to 8.9%	4.1%
	2024	20,945	1,003	20.93 to 20.93	2.5% to 2.5%	4.0%
	2023	17,509	860	20.41 to 20.41	5.9% to 5.9%	3.6%
	2022	18,991	988	19.27 to 19.27	(14.3%) to (14.3%)	2.6%
	2021	26,216	1,169	22.48 to 22.48	(1.3%) to (1.3%)	1.8%

PIMCO VIT Total Return Portfolio—Institutional Class	2025	$245	22	$10.94 to $10.94	9.1% to 9.1%	4.2%
	2024	176	18	10.03 to 10.03	2.7% to 2.7%	4.3%
	2023	274	28	9.77 to 9.77	6.1% to 6.1%	3.6%
	2022	141	15	9.21 to 9.21	(14.2%) to (14.2%)	2.8%
	2021	166	16	10.73 to 10.73	(1.1%) to (1.1%)	1.9%

Principal VC Real Estate Securities Account—Class 1	2025	$716	61	$11.74 to $11.74	1.2% to 1.2%	1.7%
	2024	580	50	11.60 to 11.60	16.0% to 16.0%	0.2%

Putnam VT International Value Fund—Class IA	2025	$189	14	$13.78 to $13.78	35.1% to 35.1%	0.3%
	2024	20	2	10.20 to 10.20	2.0% to 2.0%	0.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Schwab® S&P 500 Index Portfolio	2025	$8,062	462	$17.46 to $17.46	17.8% to 17.8%	1.1%
	2024	5,332	360	14.82 to 14.82	25.0% to 25.0%	1.4%
	2023	2,428	205	11.86 to 11.86	26.2% to 26.2%	1.3%
	2022	922	98	9.40 to 9.40	(18.1%) to (18.1%)	1.1%
	2021	319	28	11.48 to 11.48	14.8% to 14.8%	0.5%

T. Rowe Price All-Cap Opportunities Portfolio	2025	$3,623	28	$127.68 to $127.68	16.3% to 16.3%	0.0%
	2024	3,276	30	109.78 to 109.78	25.2% to 25.2%	0.0%
	2023	6,177	70	87.71 to 87.71	29.0% to 29.0%	0.3%
	2022	4,910	72	68.01 to 68.01	(21.5%) to (21.5%)	0.0%
	2021	6,678	77	86.65 to 86.65	20.8% to 20.8%	0.0%

T. Rowe Price Blue Chip Growth Portfolio	2025	$152,915	1,286	$118.93 to $118.93	18.7% to 18.7%	0.0%
	2024	130,343	1,301	100.16 to 100.16	35.5% to 35.5%	0.0%
	2023	93,264	1,262	73.91 to 73.91	49.3% to 49.3%	0.0%
	2022	69,078	1,395	49.51 to 49.51	(38.5%) to (38.5%)	0.0%
	2021	116,247	1,444	80.51 to 80.51	17.6% to 17.6%	0.0%

T. Rowe Price International Stock Portfolio	2025	$1,398	40	$34.21 to $35.74	18.1% to 18.4%	1.5%
	2024	1,634	55	28.96 to 30.18	3.0% to 3.3%	0.5%
	2023	3,492	120	28.12 to 29.23	15.9% to 16.2%	1.0%
	2022	3,051	122	24.25 to 25.15	(16.0%) to (15.8%)	0.8%
	2021	3,825	129	28.88 to 29.87	1.1% to 1.3%	0.6%

T. Rowe Price Limited-Term Bond Portfolio	2025	$572	34	$16.90 to $16.98	5.4% to 5.7%	4.3%
	2024	647	40	15.98 to 16.10	4.7% to 5.0%	4.2%
	2023	917	60	15.23 to 15.38	4.7% to 4.9%	3.3%
	2022	903	62	14.51 to 14.69	(4.8%) to (4.5%)	1.9%
	2021	1,154	76	15.20 to 15.42	(0.1%) to 0.1%	1.4%

T. Rowe Price Moderate Allocation Portfolio	2025	$2,441	55	$44.62 to $44.62	14.5% to 14.5%	2.3%
	2024	2,307	59	38.97 to 38.97	10.1% to 10.1%	2.3%
	2023	2,224	63	35.41 to 35.41	15.3% to 15.3%	2.3%
	2022	2,070	67	30.70 to 30.70	(18.3%) to (18.3%)	1.6%
	2021	2,755	73	37.58 to 37.58	10.1% to 10.1%	0.9%

Thrivent Aggressive Allocation Portfolio	2025	$474	26	$18.38 to $18.38	15.8% to 15.8%	1.9%
	2024	128	8	15.87 to 15.87	16.1% to 16.1%	1.5%
	2023	62	5	13.67 to 13.67	19.3% to 19.3%	2.2%
	2022	6	1	11.46 to 11.46	(17.9%) to (17.9%)	0.5%
	2021	4	—	13.96 to 13.96	20.2% to 20.2%	0.5%

Thrivent Conservative Allocation Portfolio	2025	$531	41	$13.04 to $13.04	10.2% to 10.2%	4.5%
	2024	302	26	11.84 to 11.84	7.2% to 7.2%	5.1%
	2023	163	15	11.05 to 11.05	10.2% to 10.2%	3.6%
	2022	75	7	10.02 to 10.02	(12.4%) to (12.4%)	2.4%
	2021	52	5	11.44 to 11.44	6.9% to 6.9%	2.5%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Thrivent Global Stock Portfolio	2025	$560	30	$18.96 to $18.96	20.8% to 20.8%	1.7%
	2024	402	26	15.69 to 15.69	15.2% to 15.2%	2.1%
	2023	132	10	13.62 to 13.62	22.0% to 22.0%	0.6%
	2022	6	1	11.16 to 11.16	(19.0%) to (19.0%)	0.4%
	2021	4	—	13.77 to 13.77	20.7% to 20.7%	0.0%

Thrivent Large Cap Growth Portfolio	2025	$625	24	$26.35 to $26.35	16.9% to 16.9%	0.4%
	2024	524	23	22.54 to 22.54	30.6% to 30.6%	0.4%
	2023	121	7	17.25 to 17.25	47.1% to 47.1%	0.2%
	2022	59	5	11.73 to 11.73	(33.6%) to (33.6%)	0.0%
	2021	77	4	17.68 to 17.68	23.0% to 23.0%	0.2%

Thrivent Mid Cap Index Portfolio	2025	$11,952	690	$17.32 to $17.32	7.2% to 7.2%	1.2%
	2024	10,739	665	16.15 to 16.15	13.6% to 13.6%	1.3%
	2023	10,776	758	14.21 to 14.21	16.2% to 16.2%	2.2%
	2022	1,554	127	12.23 to 12.23	(13.2%) to (13.2%)	1.1%
	2021	1,805	128	14.10 to 14.10	24.5% to 24.5%	1.0%

Thrivent Mid Cap Stock Portfolio	2025	$121	7	$16.91 to $16.91	4.7% to 4.7%	0.2%
	2024	2,068	128	16.15 to 16.15	10.3% to 10.3%	0.5%
	2023	1,793	122	14.64 to 14.64	14.2% to 14.2%	0.4%
	2022	51	4	12.82 to 12.82	(18.0%) to (18.0%)	0.3%
	2021	27	2	15.63 to 15.63	28.8% to 28.8%	0.2%

Thrivent Small Cap Index Portfolio	2025	$5,713	333	$17.14 to $17.14	5.8% to 5.8%	1.4%
	2024	34,815	2,149	16.20 to 16.20	8.4% to 8.4%	1.4%
	2023	37,085	2,482	14.94 to 14.94	15.8% to 15.8%	1.2%
	2022	33,423	2,590	12.90 to 12.90	(16.3%) to (16.3%)	1.2%
	2021	40,960	2,657	15.42 to 15.42	26.5% to 26.5%	0.8%

TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	2025	$40	1	$40.40 to $40.40	18.8% to 18.8%	0.3%
	2024	223	7	34.00 to 34.00	12.0% to 12.0%	1.2%
	2023	220	7	30.36 to 30.36	17.4% to 17.4%	1.1%
	2022	191	7	25.87 to 25.87	(15.9%) to (15.9%)	1.2%
	2021	231	8	30.75 to 30.75	19.3% to 19.3%	0.6%

TOPS® Balanced ETF Portfolio—Class 2 Shares	2025	$16	1	$23.44 to $23.44	12.9% to 12.9%	2.2%
	2024	15	1	20.77 to 20.77	6.9% to 6.9%	1.9%
	2023	24	1	19.44 to 19.44	11.4% to 11.4%	0.7%
	2022	205	12	17.45 to 17.45	(11.2%) to (11.2%)	1.5%
	2021	236	12	19.64 to 19.64	9.6% to 9.6%	0.8%

TOPS® Conservative ETF Portfolio—Class 2 Shares	2025	$123	6	$19.05 to $19.05	10.1% to 10.1%	2.5%
	2024	117	7	17.29 to 17.29	6.0% to 6.0%	2.4%
	2023	152	9	16.32 to 16.32	9.2% to 9.2%	2.1%
	2022	145	10	14.94 to 14.94	(8.9%) to (8.9%)	1.8%
	2021	170	10	16.39 to 16.39	6.4% to 6.4%	0.8%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

TOPS® Growth ETF Portfolio—Class 2 Shares	2025	$57	2	$35.18 to $35.18	18.0% to 18.0%	1.3%
	2024	52	2	29.82 to 29.82	10.8% to 10.8%	1.1%
	2023	89	3	26.92 to 26.92	16.1% to 16.1%	1.3%
	2022	80	3	23.19 to 23.19	(14.7%) to (14.7%)	1.4%
	2021	96	4	27.18 to 27.18	16.5% to 16.5%	0.8%

TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	2025	$20	1	$21.14 to $21.14	11.7% to 11.7%	1.9%
	2024	25	1	18.94 to 18.94	7.7% to 7.7%	2.2%
	2023	32	2	17.58 to 17.58	11.1% to 11.1%	0.5%
	2022	31	2	15.82 to 15.82	(13.7%) to (13.7%)	8.3%
	2021	36	2	18.34 to 18.34	12.6% to 12.6%	1.1%

TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	2025	$21	1	$20.73 to $20.73	10.4% to 10.4%	2.2%
	2024	27	1	18.78 to 18.78	7.6% to 7.6%	2.4%
	2023	27	2	17.46 to 17.46	10.3% to 10.3%	0.4%
	2022	25	2	15.83 to 15.83	(13.4%) to (13.4%)	14.7%
	2021	36	2	18.27 to 18.27	11.1% to 11.1%	1.1%

TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	2025	$220	8	$28.82 to $28.82	15.1% to 15.1%	1.9%
	2024	200	8	25.03 to 25.03	8.8% to 8.8%	1.7%
	2023	237	10	23.00 to 23.00	13.5% to 13.5%	1.7%
	2022	220	11	20.27 to 20.27	(12.9%) to (12.9%)	1.5%
	2021	266	11	23.27 to 23.27	12.8% to 12.8%	1.1%

VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	2025	$442	24	$18.36 to $18.36	18.5% to 18.5%	5.3%
	2024	386	25	15.49 to 15.49	2.8% to 2.8%	7.2%
	2023	387	26	15.08 to 15.08	11.4% to 11.4%	4.2%
	2022	358	26	13.53 to 13.53	(6.9%) to (6.9%)	4.5%
	2021	396	27	14.54 to 14.54	(4.1%) to (4.1%)	5.1%

Victory RS Small Cap Growth Equity VIP Series—Class I Shares	2025	$—	—	$—	—	—
	2024	740	58	12.71 to 12.71	11.8% to 11.8%	0.0%
	2023	685	60	11.37 to 11.37	20.4% to 20.4%	0.0%
	2022	2,417	256	9.44 to 9.44	(36.4%) to (36.4%)	0.0%
	2021	3,061	206	14.83 to 14.83	(10.4%) to (10.4%)	0.0%

Voya High Yield Portfolio—Class I	2025	$48	4	$12.83 to $12.83	8.8% to 8.8%	6.1%
	2024	26	2	11.79 to 11.79	7.4% to 7.4%	6.7%
	2023	36	3	10.98 to 10.98	12.3% to 12.3%	6.6%
	2022	22	2	9.78 to 9.78	(12.3%) to (12.3%)	5.7%
	2021	13	1	11.14 to 11.14	5.3% to 5.3%	5.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Voya Index Solution 2030 Portfolio—Class Z	2025	$290	17	$17.47 to $17.47	15.4% to 15.4%	3.3%
	2024	180	12	15.13 to 15.13	10.5% to 10.5%	1.4%
	2023	162	12	13.69 to 13.69	15.5% to 15.5%	2.4%
	2022	104	9	11.85 to 11.85	(16.3%) to (16.3%)	2.3%
	2021	42	3	14.16 to 14.16	12.6% to 12.6%	2.4%

Voya Index Solution 2040 Portfolio—Class Z	2025	$231	11	$20.45 to $20.45	18.9% to 18.9%	2.2%
	2024	153	9	17.20 to 17.20	13.7% to 13.7%	0.6%
	2023	178	12	15.13 to 15.13	19.0% to 19.0%	2.1%
	2022	112	9	12.72 to 12.72	(17.9%) to (17.9%)	1.9%
	2021	71	5	15.50 to 15.50	16.9% to 16.9%	2.1%

Voya Index Solution 2050 Portfolio—Class Z	2025	$155	7	$21.80 to $21.80	20.7% to 20.7%	1.6%
	2024	128	7	18.06 to 18.06	15.4% to 15.4%	0.2%
	2023	104	7	15.66 to 15.66	20.4% to 20.4%	1.8%
	2022	43	3	13.01 to 13.01	(18.1%) to (18.1%)	1.7%
	2021	4	—	15.89 to 15.89	18.1% to 18.1%	1.7%

Voya Limited Maturity Bond Portfolio—Class I	2025	$3,735	325	$11.48 to $11.48	5.7% to 5.7%	4.5%
	2024	3,726	343	10.86 to 10.86	5.1% to 5.1%	4.9%
	2023	3,670	355	10.33 to 10.33	4.8% to 4.8%	4.0%
	2022	3,384	343	9.86 to 9.86	(4.7%) to (4.7%)	1.9%
	2021	3,124	302	10.34 to 10.34	0.1% to 0.1%	1.6%

Voya MidCap Opportunities Portfolio—Class I	2025	$725	35	$21.00 to $21.00	3.9% to 3.9%	0.0%
	2024	701	35	20.21 to 20.21	15.9% to 15.9%	0.0%
	2023	559	32	17.44 to 17.44	23.5% to 23.5%	0.0%
	2022	111	8	14.11 to 14.11	(25.1%) to (25.1%)	0.0%
	2021	32	2	18.84 to 18.84	12.1% to 12.1%	0.0%

Voya Russell™ Mid Cap Index Portfolio—Class I	2025	$13,852	333	$40.22 to $41.62	9.8% to 10.1%	1.1%
	2024	11,856	314	36.63 to 37.81	14.6% to 14.9%	1.3%
	2023	15,108	459	31.96 to 32.90	16.5% to 16.8%	2.2%
	2022	18,985	674	27.42 to 28.16	(17.8%) to (17.6%)	1.0%
	2021	22,906	670	33.37 to 34.19	21.9% to 22.2%	0.9%

Voya Small Company Portfolio—Class I	2025	$1,623	72	$22.66 to $22.66	8.6% to 8.6%	1.0%
	2024	1,551	74	20.87 to 20.87	10.6% to 10.6%	0.9%
	2023	1,348	71	18.88 to 18.88	18.0% to 18.0%	0.5%
	2022	2,096	131	16.00 to 16.00	(16.7%) to (16.7%)	0.0%
	2021	2,880	150	19.20 to 19.20	14.8% to 14.8%	0.1%

VY® JPMorgan Mid Cap Value Portfolio—Class I	2025	$418	26	$15.89 to $15.89	4.6% to 4.6%	1.2%
	2024	376	25	15.19 to 15.19	14.3% to 14.3%	1.2%
	2023	281	21	13.29 to 13.29	10.8% to 10.8%	1.4%
	2022	232	19	11.99 to 11.99	(8.3%) to (8.3%)	1.4%
	2021	145	11	13.08 to 13.08	29.8% to 29.8%	1.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

VY® JPMorgan Small Cap Core Equity Portfolio—Class I	2025	$4,806	325	$14.80 to $14.80	3.9% to 3.9%	0.6%
	2024	4,385	308	14.25 to 14.25	11.1% to 11.1%	0.5%
	2023	4,060	317	12.82 to 12.82	12.5% to 12.5%	0.4%
	2022	2,534	222	11.40 to 11.40	(17.6%) to (17.6%)	0.0%
	2021	2,947	213	13.83 to 13.83	18.7% to 18.7%	0.4%

VY® Morgan Stanley Global Franchise Portfolio—Class R6	2025	$32	2	$15.53 to $15.53	0.3% to 0.3%	0.9%
	2024	150	10	15.48 to 15.48	8.9% to 8.9%	0.8%
	2023	138	10	14.22 to 14.22	16.3% to 16.3%	0.8%
	2022	113	9	12.23 to 12.23	(17.4%) to (17.4%)	0.9%
	2021	121	8	14.81 to 14.81	22.0% to 22.0%	0.9%

VY® T. Rowe Price Capital Appreciation Portfolio—Class I	2025	$940	48	$19.63 to $19.63	12.3% to 12.3%	2.2%
	2024	889	51	17.48 to 17.48	12.7% to 12.7%	2.6%
	2023	1,558	100	15.50 to 15.50	18.9% to 18.9%	2.3%
	2022	733	56	13.04 to 13.04	(12.0%) to (12.0%)	1.7%
	2021	542	37	14.81 to 14.81	18.7% to 18.7%	0.9%

Western Asset Core Plus VIT Portfolio—Class I	2025	$893	88	$10.20 to $10.20	7.7% to 7.7%	3.4%
	2024	1,995	211	9.47 to 9.47	(0.4%) to (0.4%)	7.0%
	2023	3,714	391	9.51 to 9.51	6.8% to 6.8%	3.9%
	2022	3,575	402	8.90 to 8.90	(17.2%) to (17.2%)	1.4%
	2021	3,673	342	10.75 to 10.75	(2.0%) to (2.0%)	2.8%

Not all investment options are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of net assets are 0.10% to 0.90%, excluding expenses of the underlying Funds, premium loads, sales expenses, monthly contract charges and surrender charges.

(1) Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2) These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

NOTE 7—Subsequent Events:

At April 7, 2026, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the books or accounts for this statement that would have a material effect on the financial condition of the Account.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below other than Victory RS Small Cap Growth Equity VIP Series—Class I Shares, which only includes a statement of changes in net assets for the period January 1, 2025 to August 28, 2025 (date of liquidation), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I other than Victory RS Small Cap Growth Equity VIP Series—Class I Shares as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

NYLI VP American Century Sustainable Equity—Initial Class(1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class(1)	MFS® Investors Trust Series— Initial Class(1)

NYLI VP Bond—Initial Class(1)	Fidelity® VIP Emerging Markets Portfolio—Initial Class(1)	MFS® Mid Cap Growth Series— Initial Class(1)

NYLI VP Candriam Emerging Markets Equity—Initial Class(1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class(1)	MFS® Mid Cap Value Portfolio— Initial Class(1)

NYLI VP Dimensional U.S. Equity—Initial Class(1)	Fidelity® VIP Extended Market Index Portfolio—Initial Class(1)	MFS® New Discovery Series— Initial Class(1)

NYLI VP Epoch U.S. Equity Yield—Initial Class(1)	Fidelity® VIP Floating Rate High Income Portfolio—Initial Class(2)	MFS® New Discovery Value Portfolio—Initial Class(1)

NYLI VP Fidelity Institutional AM® Utilities—Initial Class(1)	Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class(1)	MFS® Research International Portfolio—Initial Class(1)

NYLI VP Floating Rate—Initial Class(1)	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class(1)	MFS® Value Series—Initial Class(1)

NYLI VP Hedge Multi-Strategy—Initial Class(1)	Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class(1)	Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I(1)

NYLI VP Income Builder—Initial Class(1)	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class(1)	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I(1)

NYLI VP Janus Henderson Balanced—Initial Class(1)	Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class(1)	Neuberger Berman AMT Quality Equity Portfolio—Class I(1)

NYLI VP MacKay Convertible—Initial Class(1)	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class(1)	Nomura VIP Emerging Markets Series—Standard Class(1)

NYLI VP MacKay High Yield Corporate Bond—Initial Class(1)	Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class(1)	Nomura VIP International Core Equity Series—Standard Class(3)

NYLI VP MacKay U.S. Infrastructure Bond—Initial Class(1)	Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class(1)	Nomura VIP Small Cap Value Series—Standard Class(1)

NYLI VP Natural Resources—Initial Class(1)	Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class(1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class(1)

Report of Independent Registered Public Accounting Firm (Continued)

NYLI VP PineStone International Equity—Initial Class(1)	Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class(1)

NYLI VP S&P 500 Index—Initial Class(1)	Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class(1)

NYLI VP Schroders Mid Cap Opportunities—Initial Class(1)	Fidelity® VIP Government Money Market Portfolio—Initial Class(1)	PIMCO VIT High Yield Portfolio—Administrative Class(1)

NYLI VP Small Cap Growth—Initial Class(1)	Fidelity® VIP Growth Opportunities Portfolio—Initial Class(1)	PIMCO VIT High Yield Portfolio—Institutional Class(1)

NYLI VP U.S. Government Money Market—Initial Class(1)	Fidelity® VIP Growth Portfolio—Initial Class(1)	PIMCO VIT Income Portfolio—Institutional Class(1)

NYLI VP Wellington Growth—Initial Class(1)	Fidelity® VIP Health Care Portfolio—Initial Class(1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class(1)

NYLI VP Wellington Small Cap—Initial Class(1)	Fidelity® VIP Index 500 Portfolio—Initial Class(1)	PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class(1)

NYLI VP Winslow Large Cap Growth—Initial Class(1)	Fidelity® VIP International Capital Appreciation Portfolio—Initial Class(1)	PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class(1)

AB VPS Discovery Value Portfolio—Class A(1)	Fidelity® VIP International Index Portfolio—Initial Class(1)	PIMCO VIT Low Duration Portfolio—Administrative Class(1)

AB VPS International Value Portfolio—Class A(1)	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class(1)	PIMCO VIT Low Duration Portfolio—Institutional Class(1)

AB VPS Large Cap Growth Portfolio—Class A(1)	Fidelity® VIP Mid Cap Portfolio—Initial Class(1)	PIMCO VIT Real Return Portfolio—Administrative Class(1)

AB VPS Relative Value Portfolio—Class A(1)	Fidelity® VIP Overseas Portfolio—Initial Class(1)	PIMCO VIT Real Return Portfolio—Institutional Class(1)

AB VPS Small Cap Growth Portfolio—Class A(1)	Fidelity® VIP Real Estate Portfolio—Initial Class(1)	PIMCO VIT Short-Term Portfolio—Institutional Class(2)

Alger Small Cap Growth Portfolio—Class I-2 Shares(1)	Fidelity® VIP Strategic Income Portfolio—Initial Class(1)	PIMCO VIT Total Return Portfolio—Administrative Class(1)

American Funds® IS American Funds Global Balanced Fund—Class 1(1)	Fidelity® VIP Technology Portfolio—Initial Class(1)	PIMCO VIT Total Return Portfolio—Institutional Class(1)

American Funds® IS Asset Allocation Fund—Class 1(1)	Fidelity® VIP Total Market Index Portfolio—Initial Class(1)	Principal VC Real Estate Securities Account—Class 1(2)

American Funds® IS The Bond Fund of America®—Class 1(1)	Fidelity® VIP Value Portfolio—Initial Class(1)	Putnam VT International Value Fund—Class IA(2)

American Funds® IS Capital World Bond Fund®—Class 1(1)	Fidelity® VIP Value Strategies Portfolio—Service Class 2(1)	Schwab® S&P 500 Index Portfolio(1)

Report of Independent Registered Public Accounting Firm (Continued)

American Funds® IS Global Growth Fund—Class 1(1)	Invesco V.I. Core Plus Bond Fund—Series I Shares(1)	T. Rowe Price All-Cap Opportunities Portfolio(1)

American Funds® IS Global Small Capitalization Fund—Class 1(1)	Invesco V.I. Discovery Large Cap Fund—Series I Shares(1)	T. Rowe Price Blue Chip Growth Portfolio(1)

American Funds® IS Growth Fund—Class 1(1)	Invesco V.I. EQV International Equity Fund—Series I Shares(1)	T. Rowe Price International Stock Portfolio(1)

American Funds® IS Growth-Income Fund—Class 1(1)	Invesco V.I. Global Real Estate Fund—Series I Shares(1)	T. Rowe Price Limited-Term Bond Portfolio(1)

American Funds® IS International Fund—Class 1(1)	Invesco V.I. Main Street Mid Cap Fund®—Series I Shares(1)	T. Rowe Price Moderate Allocation Portfolio(1)

American Funds® IS New World Fund®—Class 1(1)	Invesco V.I. Main Street Small Cap Fund®—Series I Shares(2)	Thrivent Aggressive Allocation Portfolio(1)

American Funds® IS U.S. Government Securities Fund®—Class 1(2)	Janus Henderson Enterprise Portfolio—Institutional Shares(1)	Thrivent Conservative Allocation Portfolio(1)

American Funds® IS Washington Mutual Investors Fund—Class 1(1)	Janus Henderson Flexible Bond Portfolio—Institutional Shares(1)	Thrivent Global Stock Portfolio(1)

BlackRock® Global Allocation V.I. Fund—Class I(1)	Janus Henderson Forty Portfolio—Institutional Shares(1)	Thrivent Large Cap Growth Portfolio(1)

BlackRock® High Yield V.I. Fund—Class I(1)	Janus Henderson Global Research Portfolio—Institutional Shares(1)	Thrivent Mid Cap Index Portfolio(1)

BNY Mellon IP Technology Growth Portfolio—Initial Shares(1)	Lazard Retirement International Equity Portfolio—Service Shares(1)	Thrivent Mid Cap Stock Portfolio(1)

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares(1)	Lord Abbett Series Fund Developing Growth Portfolio—Class VC(1)	Thrivent Small Cap Index Portfolio(1)

BNY Mellon VIF Small Cap Portfolio—Initial Shares(1)	Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC(1)	TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares(1)

ClearBridge Variable Appreciation Portfolio—Class I(1)	LVIP American Century Inflation Protection Fund—Service Class(1)	TOPS® Balanced ETF Portfolio—Class 2 Shares(1)

ClearBridge Variable Large Cap Growth Portfolio—Class I(1)	LVIP American Century Inflation Protection Fund—Standard Class II(1)	TOPS® Conservative ETF Portfolio—Class 2 Shares(1)

ClearBridge Variable Small Cap Growth Portfolio—Class I(1)	LVIP American Century Mid Cap Value Fund—Service Class(1)	TOPS® Growth ETF Portfolio—Class 2 Shares(1)

Columbia Variable Portfolio—Disciplined Core Fund—Class 1(1)	LVIP American Century Mid Cap Value Fund—Standard Class II(1)	TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares(1)

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1(1)	LVIP American Century Value Fund—Service Class(1)	TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares(1)

Columbia Variable Portfolio—Intermediate Bond Fund—Class 1(1)	LVIP American Century Value Fund—Standard Class II(1)	TOPS® Moderate Growth ETF Portfolio—Class 2 Shares(1)

Columbia Variable Portfolio—Strategic Income Fund—Class 1(1)	LVIP Baron Growth Opportunities Fund—Service Class(1)	VanEck VIP Emerging Markets Bond Fund—Initial Class Shares(1)

Report of Independent Registered Public Accounting Firm (Continued)

Davis Equity Portfolio(1)	LVIP Baron Growth Opportunities Fund—Standard Class(1)	Victory RS Small Cap Growth Equity VIP Series—Class I Shares(4)

Dimensional VA Global Bond Portfolio(1)	LVIP BlackRock Equity Dividend Fund—Standard Class(1)	Voya High Yield Portfolio—Class I(1)

Dimensional VA Global Moderate Allocation Portfolio(1)	LVIP Franklin Templeton Multi- Factor Emerging Markets Equity Fund—Standard Class(1)	Voya Index Solution 2030 Portfolio—Class Z(1)

Dimensional VA International Small Portfolio(1)	LVIP Franklin Templeton Multi- Factor International Equity Fund—Standard Class(1)	Voya Index Solution 2040 Portfolio—Class Z(1)

Dimensional VA International Value Portfolio(1)	LVIP JPMorgan Short Duration Bond Fund—Standard Class(1)	Voya Index Solution 2050 Portfolio—Class Z(1)

Dimensional VA U.S. Large Value Portfolio(1)	LVIP Mondrian International Value Fund—Standard Class(1)	Voya Limited Maturity Bond Portfolio—Class I(1)

Dimensional VA U.S. Targeted Value Portfolio(1)	LVIP SSgA Bond Index Fund—Standard Class(1)	Voya MidCap Opportunities Portfolio—Class I(1)

Dimensional VIT Inflation-Protected Securities Portfolio(1)	LVIP SSgA Emerging Markets Equity Index Fund—Standard Class(1)	Voya Russell™ Mid Cap Index Portfolio—Class I(1)

DWS Alternative Asset Allocation VIP—Class A(1)	LVIP SSgA International Index Fund—Standard Class(1)	Voya Small Company Portfolio—Class I(1)

DWS Global Small Cap VIP—Class A(1)	MFS® Global Growth Portfolio—Initial Class(1)	VY® JPMorgan Mid Cap Value Portfolio—Class I(1)

DWS Small Cap Index VIP—Class A(1)	MFS® Global Real Estate Portfolio—Initial Class(1)	VY® JPMorgan Small Cap Core Equity Portfolio—Class I(1)

DWS Small Mid Cap Value VIP—Class A(1)	MFS® Global Tactical Allocation Portfolio—Initial Class(1)	VY® Morgan Stanley Global Franchise Portfolio—Class R6(1)

Fidelity® VIP Balanced Portfolio—Initial Class(1)	MFS® International Growth Portfolio—Initial Class(1)	VY® T. Rowe Price Capital Appreciation Portfolio—Class I(1)

Fidelity® VIP Bond Index Portfolio—Initial Class(1)	MFS® International Intrinsic Value Portfolio—Initial Class(1)	Western Asset Core Plus VIT Portfolio—Class I(1)

(1) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024
(2) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the year ended December 31, 2025 and the period May 1, 2024 (commencement of operations) through December 31, 2024
(3) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the year ended December 31, 2025 and the period April 26, 2024 (commencement of operations) through December 31, 2024
(4) Statement of changes in net assets for the period January 1, 2025 to August 28, 2025 (date of liquidation)

Report of Independent Registered Public Accounting Firm (Continued)

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the custodian and the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 7, 2026

We have served as the auditor of one or more of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I since 1998.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of

New York Life Insurance Company)

STATUTORY FINANCIAL STATEMENTS

December 31, 2025, 2024 and 2023

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation

Opinions

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2025 and 2024, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 300 Madison Ave, New York, New York 10017

T: (646) 471 3000, www. pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

2

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole.

The supplemental schedule of selected financial data, summary investment schedule, investment risks interrogatories, and supplemental schedule of reinsurance contracts (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2025 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

New York, New York
February 27, 2026

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2025	2024

	(in millions)
Assets
Bonds	$108,092	$102,133
Common and preferred stocks	856	775
Mortgage loans	20,230	17,450
Policy loans	1,104	1,024
Other invested assets	5,304	3,930
Cash, cash equivalents and short-term investments	3,715	3,363
Derivatives	989	1,519

Total cash and invested assets	140,290	130,194
Investment income due and accrued	1,134	1,031
Admitted disallowed interest maintenance reserve	442	528
Interest in annuity contracts	12,355	11,428
Other assets	1,275	1,277
Separate accounts assets	67,972	60,358

Total assets	$223,469	$204,816

Liabilities, capital and surplus
Liabilities:
Policy reserves	$123,721	$117,165
Deposit funds	2,250	1,968
Policy claims	1,119	1,112
Separate accounts transfers due and accrued	(1,380)	(1,288)
Obligations under structured settlement agreements	12,355	11,428
Amounts payable under security lending agreements	1,003	1,004
Other liabilities	2,201	2,585
Funds held under coinsurance	3,368	—
Asset valuation reserve	2,264	2,086
Separate accounts liabilities	67,955	60,339

Total liabilities	214,857	196,399

Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Special surplus for admitted disallowed interest maintenance reserve	442	528
Unassigned surplus	3,688	3,406

Total capital and surplus	8,612	8,417

Total liabilities, capital and surplus	$223,469	$204,816

See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2025	2024	2023
	(in millions)
Income
Premiums	$28,564	$22,044	$20,726
Net investment income	6,138	5,520	5,276
Other income	1,352	1,204	1,129

Total income	36,054	28,768	27,131

Benefits and expenses
Benefit payments:
Death benefits	2,336	2,263	2,275
Annuity benefits	3,974	4,006	3,664
Surrender benefits	19,498	17,393	16,019
Other benefit payments	158	125	103

Total benefit payments	25,966	23,787	22,061
Additions to policy reserves	6,609	4,223	3,334
Net transfers to/(from) separate accounts	767	(1,614)	(648)
Adjustment in funds withheld	88	—	—
Operating expenses	2,153	1,816	1,710

Total benefits and expenses	35,583	28,212	26,457

Gain from operations before federal and foreign income taxes	471	556	673
Federal and foreign income taxes	230	210	268

Net gain from operations	241	346	405
Net realized capital gains/(losses), after taxes and transfers to interest maintenance reserve	126	(71)	188

Net income	$367	$275	$593

See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2025	2024	2023
	(in millions)
Capital and surplus, beginning of year	$8,417	$8,930	$8,537
Net increase/(decrease) due to:
Net income	367	275	593
Change in net unrealized capital (losses)/gains on investments	(118)	157	(268)
Change in nonadmitted assets	(103)	(264)	(89)
Change in reserve valuation basis	51	183	31
Change in asset valuation reserve	(178)	(147)	(49)
Change in net deferred income tax	184	167	189
Dividends to parent	—	(890)	—
Other adjustments, net	(8)	6	(14)

Net increase/(decrease)	195	(513)	393

Capital and surplus, end of year	$8,612	$8,417	$8,930

See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2025	2024	2023
	(in millions)
Cash flows from operating activities:
Premiums received	$26,641	$18,059	$16,730
Net investment income received	5,784	5,102	4,878
Other	1,269	1,204	1,130

Total received	33,695	24,364	22,738

Benefits and other payments	20,845	19,657	18,054
Net transfers to/(from) separate accounts	858	(1,574)	(635)
Operating expenses	1,920	1,769	1,548
Federal income taxes	219	234	235

Total paid	23,842	20,085	19,202

Net cash from operating activities	9,853	4,279	3,536

Cash flows from investing activities:
Proceeds from investments sold	12,864	8,233	4,331
Proceeds from investments matured or repaid	17,639	15,028	9,850
Cost of investments acquired	(40,306)	(25,514)	(21,917)
Net change in policy loans	(74)	(97)	(66)

Net cash used in investing activities	(9,877)	(2,350)	(7,802)

Cash flows from financing and miscellaneous activities:
Dividends to parent	—	(890)	—
Other miscellaneous uses	376	627	(438)

Net cash from/(used in) financing and miscellaneous activities	376	(263)	(438)

Net increase/(decrease) in cash, cash equivalents and short-term investments	352	1,666	(4,704)
Cash, cash equivalents and short-term investments, beginning of year	3,363	1,697	6,401

Cash, cash equivalents and short-term investments, end of year	$3,715	$3,363	$1,697

See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2025	2024	2023
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bond investment to bond investment	$1,427	$914	$556
Transfer of assets between bond investment and other invested assets	$442	$25	$23
Capitalized interest on bonds and mortgage loans	$72	$79	$76
Depreciation/amortization on fixed assets	$112	$91	$92
Low-income housing tax credit future commitments	$38	$43	$10
Transfer of mortgage loans to other invested assets	$134	$31	$3
Transfers between equity investment and equity investment	$63	$6	$40
Funds Withheld relating to Reinsurance transactions	$3,146	$—	$—

See accompanying notes to financial statements.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

December  31, 2025, 2024 and 2023

NOTE 1—NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2—BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“the Department” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Changes in Accounting Policy

On September 30, 2024, the Company changed its accounting policy on the reporting of premiums and benefits on internal replacement transactions. Internal replacements refer to transactions whereby a policyholder transfers the cash surrender value from their current policy into a similar policy. Premiums and benefits from these types of exchanges are now reported gross in the statement of operations. Our previous policy, which was discussed with the Department and to which they had no objection, was to net the benefit expense against the premium income in the statement of operations. Premium income and benefit expense include $4,011 million and $3,982 million from internal replacements for 2024 and 2023, respectively. The Company’s annual statement does not reflect this change in the 2024 and 2023 reported premium and benefit amounts. Therefore, premium and benefit for 2024 and 2023 are understated in the Company’s annual statement by $4,011 million and $3,982 million, respectively. This change in accounting policy has no net impact on the Company’s profit or loss, nor does it affect surplus, as the gross reporting of premiums and benefits is offset by corresponding amounts in both income and expense.

Change in Reserve Valuation Basis

In 2025, the Department granted approval for the Company to change the reserve valuation basis for fixed deferred annuities to the Standard Valuation Law (“SVL”). Prior to this change, reserves for fixed deferred annuities with market value adjustments were computed in accordance with the minimum statutory reserve standard under the New York State Department of Financial Services (“NYSDFS”) Regulation 127, which required the use of Plan Type C valuation rates. Under the SVL, which is the Delaware minimum reserve standard, these contracts are valued using Plan Type B rates. At December 31, 2025, the impact of this change in reserve valuation basis resulted in a reduction in policy reserves and a corresponding increase in statutory surplus of $51 million.

For the year ended December 31, 2024, the Department granted approval for the Company to change the reserve valuation basis for variable deferred annuities to Section 21 of the NAIC Valuation Manual (“VM- 21”). Prior to this change, reserves for these policies were computed in accordance with the minimum statutory reserve standard

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

required under NYSDFS Regulation 213, which results in reserves that are higher than those computed pursuant to VM-21, which is the Delaware minimum reserve standard. For the index-linked account corresponding to a variable annuity product, the Company still applies Actuarial Guideline XXXV. At December 31, 2024, the impact of this change in reserve valuation basis resulted in a reduction of policy reserves of $47 million and an increase in expense allowances recognized in reserves (included in Separate Accounts transfers due and accrued) of $136 million, thereby increasing statutory surplus by $183 million.

Statutory vs. U.S. GAAP Basis of Accounting

Financial statements prepared under NAIC SAP as determined under Delaware State Insurance Law vary from those prepared under U.S. GAAP. The effects of those differences are material to the Company’s financial statements. The primary differences that would most likely be material are as follows:

Investments

•	debt securities must meet a principles-based bond definition (“PBBD”) in order to be reported as bonds under SAP, whereas a PBBD does not exist under GAAP;

•

investments in bonds are generally carried at amortized cost or values as prescribed by the Department. Investments in debt securities that do not meet the PBBD are generally reported at the lower of cost or market. Under U.S. GAAP, investments in bonds that are classified as available for sale or trading are carried at fair value, with changes in fair value of bonds classified as available for sale reflected in equity, and changes in fair value of bonds classified as trading reflected in earnings;

•

investments in noncontrolled partnerships and limited liability companies are accounted for under the equity method for both NAIC SAP and U.S. GAAP. Under the statutory equity method, undistributed income and capital gains and losses for these investments are reported in surplus as unrealized gains or losses, whereas under U.S. GAAP, in many cases, for investment companies, unrealized gains and losses are included in net investment income;

•

credit loss-related bond impairments that are deemed to be other than temporary are recorded as a direct write-down to the security without the ability to reverse those losses in the future if expected cash flows increase. Under U.S. GAAP, estimated credit losses on bonds classified as available for sale are recorded through an allowance for credit losses subject to future reversals if expected cash flows increase;

•

specific valuation allowances are established for the excess carrying value of a mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Under U.S. GAAP, a valuation allowance is established for expected credit losses. The valuation allowance under U.S. GAAP is based on historical experience, current economic conditions and reasonable and supportable forecasts;

•

realized gains and losses resulting from changes in interest rates are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas under U.S. GAAP, the gains and losses are recognized in income at the time of sale;

•	certain derivative instruments are carried at amortized cost, whereas under U.S. GAAP, all derivative instruments are carried at fair value;

Insurance Contracts

•

contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts, whereas under U.S. GAAP, only contracts that have significant mortality or morbidity risk are classified as insurance contracts otherwise they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments;

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•

payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances;

•

the costs related to acquiring insurance contracts (principally commissions), policy issue expenses and sales inducements are charged to income in the period incurred, whereas under U.S. GAAP, these costs are deferred when related directly to successful sales and amortized over the periods benefited;

•	life insurance and annuity reserves are based on different statutory methods and assumptions than they are under U.S. GAAP;

•

reinsurance agreements are accounted for as reinsurance on an NAIC SAP and U.S. GAAP basis if certain risk transfer provisions have been met. NAIC SAP requires the reinsurer to assume insurance risk, regardless of the significance of the loss potential, whereas U.S. GAAP requires that there is a reasonable possibility that the reinsurer may realize significant loss from assuming insurance risk; assets and liabilities from reinsurance transactions are reported net of reinsurance, whereas under U.S. GAAP, assets and liabilities from reinsurance transactions are reported gross of reinsurance;

Taxes

•

deferred income taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus, whereas under U.S. GAAP, deferred income taxes include federal and state income taxes and changes in deferred taxes are reflected in either earnings or other comprehensive income;

•

a tax loss contingency is required to be established if it is more likely than not that a tax position will not be sustained upon examination by taxing authorities. If a loss contingency is greater than 50% of the tax benefit associated with a tax position, the loss contingency is increased to 100%, whereas under U.S. GAAP the amount of the benefit for any uncertain tax position is the largest amount that is greater than 50% likely of being realized upon settlement;

Surplus

•

an asset valuation reserve (“AVR”) based on a formula prescribed by the NAIC is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are recorded directly to surplus, whereas under U.S. GAAP, no AVR is recognized;

•

certain assets, such as deferred taxes as noted above, intangible assets, furniture and equipment, and unsecured receivables are considered nonadmitted and excluded from assets, whereas they are included in assets under U.S. GAAP subject to a valuation allowance, as appropriate.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds that meet the PBBD are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. The Company reviews all debt securities to determine if they meet the PBBD criteria to be reported as Schedule D bonds. The review includes confirming that the debt instrument represents a creditor relationship with a fixed payment schedule for one or more future payments and where any non-debt variables are nominal. For all ABS, the Company confirms that credit enhancement to our tranches is substantive from either subordination or overcollateralization. For ABS backed by cash-generating non-financial assets, the Company also confirms that cash flows produced by the collateral are meaningful as defined in SSAP No. 26 “Bonds”. Residual interests in securitizations are reported as other invested assets using the cost recovery method. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Under NAIC SAP, Securities Valuation Office (“SVO”)-identified investments, which include certain SVO approved exchange traded funds (“ETFs”) and mutual funds, are eligible for classification as bonds as identified in the SVO’s Purposes and Procedures Manual. SVO-identified bond ETFs are stated at fair value.

The interest method for asset-backed securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality asset-backed securities backed by the U.S. government (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For all other securities, including all asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for preferred stocks.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of investment funds registered with the U.S. Securities and Exchange Commission (“SEC”), as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion on the valuation approach and methods for common stocks.

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than asset-backed securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment’s amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the IMR if interest related for bonds.

For asset-backed securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (a) has the intent to sell the security or (b) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the asset-backed security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment (“OTTI”), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Mortgage loans include residential mortgage loans held through a qualifying statutory trust as long as the trust meets the required criteria for look-through reporting stipulated in statutory accounting guidance. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal or by obtaining broker prices for residential mortgage loans. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. In the absence of an admissible audit, the entire investment is nonadmitted. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than -temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in tax credit structures, including Low Income Housing Tax Credit (“LIHTC”) LLCs, wind energy LLCs and New Market Tax Credit (“NMTC”) LLCs, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Effective October 1, 2024, residual tranches of securitizations are reported using a cost recovery method, which is a practical expedient allowed under statutory accounting rules. Under the cost recovery method, distributions received are treated as a reduction of the residual’s book value. Investment income is not recognized until the book value of the residual has been reduced to zero. An OTTI is recorded when fair value of the residual is below its book value. Prior to October 1, 2024, most residuals were reported at the lower of cost or market and income was accrued using an effective yield method.

The Company invests in surplus notes issued by insurance companies as well as capital notes. Capital notes are usually issued by banks for regulatory capital purposes. Capital notes that are reported as other invested assets allow for interest cancellation in the event of financial stress without triggering an event of default. Surplus and capital notes with an NAIC 1 or NAIC 2 designation are reported at amortized cost. All other surplus and capital notes are reported at the lower of cost or market with unrealized losses reported in surplus. Surplus notes are non admitted if they are issued by an insurer that is subject to an order of liquidation, conservation, rehabilitation or a risk-based capital company action level event. Capital notes are non-admitted if the borrower’s regulatory authority halts principal or interest payments. An OTTI is recorded for surplus and capital notes when it is probable that the Company will not be able to collect all contractual cash flows under the note.

Debt securities that do not meet the PBBD are reported in other invested assets at the lower of cost or market, with unrealized losses reported in surplus. These bonds follow the same rules for amortization and OTTI as asset backed securities. Asset-backed securities that do not meet the PBBD are admitted only to the extent that their underlying collateral meets the definition of an admitted asset under statutory accounting.

Real Estate

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over the shorter of their estimated useful life, or the remaining estimated life of the real estate. Rental revenue from leased real estate is recognized on a straight-line basis over the lease term.

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, and within other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. For foreign currency swaps used under a fair value hedge designation, the Company excludes the cross-currency basis spread in its calculation of effectiveness as allowed under statutory accounting guidance. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and within other income for hedges of liabilities. Upon termination or maturity, the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

The Company reports cash flows from the purchase or termination of derivative instruments as cash flows from investing activities unless there is a significant financing element. Income payments, which include all cash settlements and foreign exchange payments are classified as cash flows from operating activities. Changes in receivables and payables related to collateral are reported in investing activities.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

AVR and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For asset backed securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR. The Company admits negative IMR up to the lesser of 10% of the current period unadjusted capital and surplus and 10% of its capital and surplus as required to be shown on the balance sheet of the statutory financial statements most recently filed with its domiciliary state insurance regulator, adjusted to exclude any net positive goodwill, electronic database processing equipment and operating system software, net deferred tax assets and admitted net negative IMR.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds. Internal replacements refer to transactions whereby a policyholder transfers the surrender value from their current policy into a similar policy. Premiums and benefits from internal replacements are reported gross in the accompanying Statutory Statement of Operations.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.

Interest in Annuity Contracts and Obligations under Structured Settlement Agreements

The Company is the assumed obligor for certain structured settlement agreements. To satisfy its obligations under these agreements, the Company owns all the rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligation under these contracts and the Company’s interest in the annuity contracts are reported gross in the statement of financial position. For more details regarding the calculation of this asset and liability, refer to Note - Related Party Transactions.

Policy Reserves

Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for a discussion of reserves in excess of minimum NAIC requirements.

Deposit Funds

Deposit funds relate to contracts that do not subject the Company to mortality and/or morbidity risk. Amounts received as payment for these contracts, benefits paid and interest credited are reported as adjustments to the deposit fund liability. The Company’s deposit fund liability primarily relates to fixed period annuities and supplemental contracts without life contingencies. Refer to Note 12 - Insurance Liabilities for further details on this liability.

Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business. Premium income, policyholders’ benefits and policyholders’ reserves are reported net of reinsurance. Funds held under coinsurance primarily represent balances payable related to reinsurance contracts where we have ceded the Company’s risks under certain fixed deferred annuity policies. The balances are determined based on the requirements under each reinsurance agreement. Refer to Note 13 - Reinsurance for additional discussion on reinsurance.

Federal Income Taxes

The Company is a member of an affiliated group which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company computes its share of consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in New York Life’s consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company generally recognizes deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) for expected future tax consequences of temporary differences between statutory and taxable income. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Limitations on the admitted amount of DTA are calculated in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 101, “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit. Refer to Note 16 - Income Taxes for more detailed information about the Company’s income taxes.

Separate Accounts

The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in book value guaranteed separate accounts are carried at the same measurement basis as if the assets were held in the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

Other Assets and Liabilities

Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of derivative liabilities, reinsurance payables, amounts payable for undelivered securities and payable to parent.

Nonadmitted Assets

Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the Department to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.

Fair Value of Financial Instruments and Insurance Liabilities

Fair value of various assets and liabilities is included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Value Measurements.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.

Foreign Currency Transactions

For foreign currency items, income and expenses are translated at the average exchange rate for the period while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NOTE 4—BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to various risks, including, but not limited to, insurance, financial, operational, and regulatory risks.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company’s insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk, and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity (“VA”) and certain variable universal life (“VUL”) products issued by the Company. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include general risk of loss of investment, market volatility, interest rate, liquidity, credit, valuation, regulatory change, currency, geographic and counterparty risks. In addition, the investment portfolio is exposed to climate risk, which may affect the value of the Company’s investments.

The Company is subject to various operational risks that could adversely impact its profitability, notably technology risks, which include cybersecurity. Technology risks may involve failures or inadequacies in the Company’s technology systems, including the risk of damage to or theft of Company information, whether in digital or physical formats, or breaches of the Company’s technology platforms. Operational risks also include business disruption risks, which may involve disruptions to mission-critical business functions as a result of system or infrastructure failures, malicious activity, pandemics, and natural and man-made disasters. Climate change may increase the frequency and severity of certain natural disasters that can lead to operational risks.

The Company continues to monitor the economic environment and other potential impacts that could result from current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

During 2025, the NAIC adopted revisions to SSAP No. 93 “Investments in Tax Credit Structures” to provide new guidance on the accounting, recognition, and reporting of investments where the return is substantially earned through either federal or state tax credits. Specifically, the guidance requires for all qualifying tax credit investments to be reported as Other Invested Assets on Schedule BA and accounted for under the proportional amortization method. Revisions were also made to SSAP No. 94 “State and Federal Tax Credits”, which clarifies the accounting guidance for certificated tax credits and expands the current guidance to federal tax credits, while continuing to include state tax credits. The guidance also requires these tax credits to be recorded at face value, with any discount to the certificated tax credits’ face value recorded as a deferred gain. The Company adopted the new guidance on January 1, 2025. Upon adoption, there was no significant impact to the Company’s surplus.

During 2025, the NAIC adopted revisions to SSAP No. 26 “Bonds” to incorporate a principle-based bond definition. Revisions were also made to SSAP No. 43 “Asset Backed Securities” and SSAP No. 21 “Other Admitted Assets”. The revised definition includes criteria that must be met in order for a debt instrument to be reported as a bond, classified as either an issuer credit obligation or asset-backed security. The Company adopted the new guidance on January 1, 2025. Upon adoption, the Company identified debt securities with a book adjusted carrying value (“BACV”) of $441 million and $13 million for the general account and book value separate accounts, respectively, that no longer met the definition of a bond. These debt securities were reclassified to either preferred stock or other invested assets. Prior to adoption of the new definition, these debt securities were carried at amortized cost unless they had an NAIC-6 designation, which required lower of cost or market (“LOCOM”) accounting. Details regarding these securities’ BACV and accounting measurement before and post adoption are as follows:

General Account:

Non-Bond Debt Securities	BACV at 12/31/24 as reported on Schedule D	New measurement Basis	BACV at 1/1/25 After Transition	Aggregate surplus impact after transition at 1/1/25
Debt securities reclassified to preferred stock	$236	Fair Value	$229	$(7)
Debt securities reclassified to other invested assets - (Non-Bond Debt Securities)	83	LOCOM	65	(18)
Debt securities reclassified to other invested assets - (Capital Notes)	121	Amortized cost if NAIC 1-2; LOCOM if NAIC 3-6	121	—

Total	$440		$415	$(25)

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

Book Value Separate Account:

Non-Bond Debt Securities	BACV at 12/31/24 as reported on Schedule D	New measurement Basis	BACV at 1/1/25 After Transition	Aggregate surplus impact after transition at 1/1/25
Debt securities reclassified to preferred stock	$3	Fair Value	$3	$—
Debt securities reclassified to other invested assets - (Non-Bond Debt Securities)	6	LOCOM	5	(1)
Debt securities reclassified to other invested assets - (Capital Notes)	4	Amortized cost if NAIC 1-2; LOCOM if NAIC 3-6	4	—

Total	$13		$12	$(1)

During 2024, the NAIC adopted changes to SSAP No. 21 “Other Admitted Assets,” which revise the accounting guidance for residual tranches of securitizations. The new guidance provides a practical expedient that allows for the use of a cost recovery method. Under the cost recovery method, distributions received from the investment are treated as a reduction of the residual’s book value. Investment income is not recognized until the book value of the residual has been reduced to zero. The Company early adopted the new guidance on a prospective basis on October 1, 2024. There was no impact to surplus upon adoption. The Company reclassified $1 million from unrealized gains to realized gains upon adoption.

The NAIC adopted changes to SSAP No. 56 “Separate Accounts” to clarify the definition of a book value separate account and to include accounting guidance for transfers between the general account and the separate accounts. New disclosures are also required. The Company early adopted this guidance as of December 31, 2025, which did not have any financial impact.

During 2023, the NAIC adopted revisions to SSAP No. 48 “Joint Ventures, Partnerships and Limited Liability Companies”, SSAP No. 30 “Common Stock” and SSAP No. 32 “Preferred Stock” regarding residual investments. The amended guidance clarified that equity investments issued from entities that are in substance securitization vehicles are to be reported as residual investments. The adoption of this guidance had no impact to the Company’s surplus, but required the reclassification of $3 million at December 31, 2023 of investments in limited partnerships as residual investments.

In 2023, the NAIC adopted Interpretation (“INT”) 23-01, which prescribes limited-time, optional, statutory accounting guidance as an exception to the existing guidance detailed in SSAP No. 7 “Asset Valuation Reserve and Interest Maintenance Reserve” and the annual statement instructions that requires non-admittance of a negative IMR. Under the INT, reporting entities are allowed to admit negative IMR if certain criteria are met. The adoption of this guidance allowed the Company to admit $459 million (including $17 million from Separate Accounts) and $544 million of negative IMR at December 31, 2025 and December 31, 2024, respectively, which increased the Company’s total assets. There was no impact to net income from this change. New disclosures required under the INT have been included in Note 6 – Investments.

In 2023, the NAIC adopted revisions to SSAP No. 86 “Derivatives”, which adopt with modification U.S. GAAP guidance in determining hedge effectiveness. More specifically, SSAP No. 86 was modified to incorporate measurement guidance for excluded components when measuring hedge effectiveness of foreign currency swaps and foreign currency forwards. In addition, new guidance was added regarding the portfolio layer method and partial term hedges for fair value hedges. The Company adopted this guidance on January 1, 2023 with no impact to surplus at adoption. New disclosures related to this guidance were added to Note 7 - Derivative Instruments and Risk Management.

The NAIC adopted revisions to SSAP No. 43R “Asset Backed Securities” to require residual tranches of securitizations to be reported as other invested assets at the lower of cost or market. Residual tranches have been defined under SSAP No. 43R as those investments in a securitization that have no contractual payments, whether

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

principal or interest, or both and where payment to the holders of the instruments only occurs after contractual interest and principal payments have been made to the other tranches in the securitization based on any remaining funds. The Company adopted this guidance at December 31, 2022 and reclassified residual tranches with a book value of $94 million from Bonds to Other invested assets. The reclassification had no impact on income or surplus.

The NAIC adopted revisions to SSAP No. 25 “Affiliates and Other Related Parties” in 2022, with additional revisions issued in 2023, to clarify that for entities not controlled by voting interests, such as limited partnerships, trusts and other special purpose entities, control may be held by a general partner, servicer, or by other arrangements. The ability of the reporting entity or its affiliates to direct the management and policies of an entity through such arrangements shall constitute control as defined in SSAP No. 25. Updates were also adopted in SSAP No. 43R to clarify that investments from any arrangement that results in direct or indirect control of an investee, which include but are not limited to control through a servicer or other controlling arrangement, shall be reported as affiliated in accordance with SSAP No. 25. The Company invests in asset-backed securities issued by securitization vehicles that are managed by its asset management affiliates. These investments do not have any credit risk exposure to affiliates, but are now reported as affiliated investments in Note 6 - Investments based on the revisions adopted. Reporting these investments as affiliated only impacted disclosures and had no impact on the Company’s income or surplus.

NOTE 6—INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2025 and 2024, were as follows (in millions):

	2025		2024
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$9,371	$9,304	$10,551	$10,455
Due after one year through five years(1)	35,679	35,370	37,460	36,415
Due after five years through ten years	28,160	27,781	24,871	23,273
Due after ten years through twenty years	13,019	11,846	10,903	9,602
Over twenty years	21,863	18,590	18,348	14,770

Total	$108,092	$102,891	$102,133	$94,516

(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and two affiliated bonds issued by NYL Investment Management Holdings LLC (“NYL Investments”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $380 million and $150 million at December 31, 2025 and 2024, respectively, and cash equivalents with a carrying value of $3,554 million and $3,398 million at December 31, 2025 and 2024, respectively, are due in one year or less. Carrying value approximates fair value for these investments.

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2025 and 2024, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2025
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
Issuer Credit Obligations:
U.S. Government Obligations (Exempt from RBC)	$2,265	$—	$1,020	$1,245
Other U.S. Government Obligations (Not Exempt from RBC)	12	—	1	11
Non-U.S. Sovereign Jurisdiction Securities	304	6	10	300
Municipal Bonds – General Obligations (Direct and Guaranteed)	1,085	8	86	1,007
Municipal Bonds – Special Revenues	3,736	23	505	3,255
Project Finance Bonds Issued by Operating Entities (Unaffiliated)	2,494	57	121	2,430
Corporate Bonds (Unaffiliated)	55,054	638	3,064	52,628
Corporate Bonds (Affiliated)	3,452	100	2	3,550
Single Entity Backed Obligations (Unaffiliated)	1,170	36	23	1,183
Bonds Issued by Funds Representing Operating Entities (Unaffiliated)	5,841	41	223	5,660
Bank Loans - Acquired (Unaffiliated)	512	6	7	512

Total Issuer Credit Obligations	$75,926	$915	$5,060	$71,781
Asset-Backed Securities:
Agency Residential Mortgage-Backed Securities – Guaranteed (Exempt from RBC)	$2,188	$2	$304	$1,886
Non-Agency Commercial Mortgage-Backed Securities (Unaffiliated)	5,707	16	257	5,467
Non-Agency – CLOs/CBOs/CDOs (Unaffiliated)	5,213	15	6	5,223
Non-Agency – CLOs/CBOs/CDOs (Affiliated)	224	—	—	225
Other Financial Asset-Backed Securities – Self-Liquidating (Unaffiliated)	4,753	62	125	4,690
Lease-Backed Securities – Practical Expedient (Unaffiliated)	1,232	12	31	1,212
Other Non-Financial Asset-Backed Securities – Practical Expedient (Unaffiliated)	2,569	21	30	2,560
Lease-Backed Securities – Full Analysis (Unaffiliated)	3,504	48	48	3,504
Agency Commercial Mortgage-Backed Securities – Not/Partially Guaranteed (Not Exempt)	2	—	—	2
Agency Residential Mortgage-Backed Securities – Not/Partially Guaranteed (Not Exempt)	3,466	3	308	3,161
Non-Agency Residential Mortgage-Backed Securities (Unaffiliated)	3,306	38	164	3,181
Total – Asset-Backed Securities	$32,166	$217	$1,273	$31,110

Total – Issuer Credit Obligations and Asset-Backed Securities	$108,092	$1,132	$6,333	$102,891

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2024
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,127	$2	$1,412	$3,717
All other governments	260	1	19	243
U.S. special revenue and special assessment	9,345	23	1,129	8,238
Industrial and miscellaneous unaffiliated	83,183	456	5,550	78,089
Parent, subsidiaries, and affiliates(1)	3,298	22	6	3,314
Hybrid securities	358	5	9	353
SVO identified funds	562	—	—	562

Total	$102,133	$509	$8,126	$94,516

(1) The carrying value includes $267 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

Common and Preferred Stocks

The following table presents the carrying value and change in unrealized gains (losses) of common and preferred stocks at December 31, 2025 and 2024 (in millions):

	2025		2024
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$627	$(39)	$732	$(9)
Preferred stocks	229	(27)	43	—

Total	$856	$(65)	$775	$(9)

Mortgage Loans

The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2025 were 12.3% and 2.5% and funded during 2024 were 11.5% and 5.0%, respectively. For 2025 and 2024, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 96.4% (average percentage was 60.4% and 58.1% at December 31, 2025 and 2024, respectively). For 2025 and 2024, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 94.5% (average percentage was 70.8% and 43.4% at December 31, 2025 and 2024, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company’s commercial mortgage loans were held in a form of participations with the carrying value of $18,473 million and $17,447 million at December 31, 2025 and 2024, respectively. These loans were originated or acquired by New York Life. Refer to Note 11 - Related Party Transactions for more detail on these transactions.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6 — INVESTMENTS (continued)

At December 31, 2025 and 2024, the distribution of the mortgage loan portfolio by property type and geographic location was as follows ($ in millions):

	2025		2024
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Industrial	$7,100	35.1%	$6,162	35.3%
Apartment buildings	6,794	33.6	4,968	28.5
Office buildings	2,759	13.6	2,881	16.5
Retail facilities	2,518	12.4	2,627	15.1
Hotels	409	2.0	356	2.0
Other	543	2.7	453	2.6
Residential	107	0.5	4	—

Total	$20,230	100.0%	$17,450	100.0%

	2025		2024
	Carrying Value	% of Total	Carrying Value	% of Total
US Region
Central	$6,304	31.2%	$5,086	29.1%
South Atlantic	4,858	24.0	4,185	24.0
Pacific	4,538	22.4	3,956	22.7
Middle Atlantic	3,774	18.7	3,516	20.1
New England	575	2.8	607	3.5
Other	1	—	—	—

Total US region	$20,050	99.1%	$17,350	99.4%

International
Europe	$81	0.4%	$—	—%
Mexico	100	0.5	100	0.6

Total international region	$180	0.9%	$100	0.6%

Total mortgage loans	$20,230	100.0%	$17,450	100.0%

At December 31, 2025 and 2024, mortgage loans of $130 million and $82 million, respectively, were past due 90 days and over.

For residential mortgage loans, a specific valuation allowance is established for loans that are delinquent over 90 days and where the fair value of the collateral is below the loan’s amortized cost. Fair value for residential mortgages is usually derived from a broker price, which is market practice for this asset class. Residential mortgage loans are generally considered permanently impaired when the loan is delinquent for 120 days or more since foreclosure is deemed to be probable at that time.

The Company maintains a watchlist of commercial mortgage loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income and expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans.

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The fair value of collateral for commercial mortgage loans (excluding credit loans) is periodically updated no less than every three years. If a loan is determined to be potentially troubled, the loan is monito red as to its status and may be revalued. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from rising interest rates or distress in the market due to return to work issues. Collateral values and related loan-to-value (LTV) ratios are key indicators used to monitor credit quality and identify potential problem loans. At December 31, 2025 and 2024, LTVs on the Company’s mortgage loans were as follows (in millions):

	2025
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$73	$370	$—	$39	$—	$—	$7	$490
91% to 95%	52	86	—	—	—	—	—	139
81% to 90%	113	164	115	12	36	4	3	446
71% to 80%	1,075	395	144	303	—	47	16	1,982
Below 70%	5,480	1,744	6,841	2,163	373	56	516	17,174

Total	$6,794	$2,759	$7,100	$2,518	$409	$107	$543	$20,230

	2024
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$—	$161	$—	$—	$—	$—	$8	$170
91% to 95%	86	108	—	72	13	—	—	280
81% to 90%	76	346	—	13	—	—	—	434
71% to 80%	486	569	195	345	23	—	16	1,635
Below 70%	4,321	1,696	5,967	2,197	319	4	428	14,932

Total	$4,968	$2,881	$6,162	$2,627	$356	$4	$453	$17,450

At December 31, 2025 and 2024, impaired mortgage loans were as follows (in millions):

	2025
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$—	$—	$—
Commercial	329	85	17	170	3	—

Total	$329	$85	$17	$170	$3	$—

	2024
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$—	$—	$—
Commercial	63	15	98	150	5	1

Total	$63	$15	$98	$150	$5	$1

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

In 2025, the Company started investing in residential mortgage loans through a Delaware Statutory Trust (the “Trust”). The Trust owns residential mortgages in three separate series. The Company, along with New York Life and LINA, own a 100% undivided beneficial ownership in the assets of one of the series. At December 31, 2025, the Company’s cash owned through the trust was less than a million. At December 31, 2025, the Company’s investment in residential mortgages and cash owned through the Trust are as follows (in millions):

2025
Residential Mortgage Loans	Carrying Value
In good standing:
Pacific	$35
Central	24
South Atlantic	22
Middle Atlantic	19
New England	4

Total in good standing	$104

Other Invested Assets

The carrying value of other invested assets at December 31, 2025 and 2024 consisted of the following (in millions):

	2025	2024
Limited partnerships and limited liability companies(1)	$2,470	$1,723
Affiliated non-insurance subsidiaries	1,451	1,372
Capital notes and surplus notes	359	119
Tax credit investments	297	330
Residuals	433	155
Other investments	157	120
Derivative collateral	107	102
Loan to affiliates	30	9

Total other invested assets	$5,304	$3,930

(1) At December 31, 2025 and 2024, the Company had $7 million and $7 million, respectively, of investments in other invested assets that were nonadmitted, and therefore, excluded from the amounts above.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in leveraged buy-out funds, real estate funds, and other private equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

Affiliated non-insurance subsidiaries consist of the Company’s limited liability company investment in MCF. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The Company’s investments in surplus notes and capital notes represent the Company’s investments in debt predominantly issued by insurance companies and banks, respectively. The Company’s capital notes that are reported in other invested assets were previously reported as bonds. As part of the implementation of the PBBD, these notes were reclassified as other invested assets since the issuers’ primary regulatory authority can cancel interest in the event of financial stress in a non-resolution scenario without triggering an event of default. Refer to Note 2 - Significant Accounting Policies for the accounting treatment for these instruments

The Company’s tax credit investments consists of Low Income Housing Tax Credit (“LIHTC”), wind energy, and New Market Tax Credit (“NMTC”) investments, which have the primary purpose of generating tax credits for the Company. The Company adopted the revisions to SSAP 93, effective 1/1/25, which requires all tax credit investments to be initially recorded at cost and carried at amortized cost using the proportional amortization method, unless considered impaired. Prior to 1/1/25, the LIHTC and NMTC investments were captured under SSAP 93 and reported at amortized cost using the proportional amortization method, while wind energy investments were recorded using the equity method of accounting. The amortization of these investments is reported in Net investment income in the accompanying Statutory Statement of Operations. The tax credits received on all tax credit investments are recorded in Federal and foreign income taxes in the accompanying Statutory Statement of Operations.

During 2025, 2024 and 2023, the Company recorded amortization on these investments under the proportional amortization method of $53 million, $22 million, and $17 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $59 million, $25 million, and $20 million for 2025, 2024 and 2023, respectively. Tax credit investments are periodically subject to regulatory reviews, and the Company is not aware of any adverse issues related to such regulatory reviews. There have been no significant modifications or events that resulted in a change in the nature of the investment or a change in the relationship with the underlying project for tax credit investments.

Tax credits expected to be generated each year for the subsequent five years and thereafter:

Year	Transferable	Non-transferable	Total
2026	$42	$6	$49
2027	$42	$7	$49
2028	$40	$6	$46
2029	$38	$5	$43
2030	$30	$3	$34
2031+	$104	$2	$106

At December 31, 2025, Total Carrying Value of State and Federal Tax Credits, Disaggregated by Transferable/Certificated and Non-Transferable, Gross of any Related Tax Liabilities by Jurisdiction and in Total:

2025
Description of State and Federal Tax Credits	Jurisdiction	Carrying Value(1)	Total Unused Amount(2)
State - Transferable (LIHTC)	GA	$1	3
State - Transferable (LIHTC)	MA	1	1
State - Transferable (LIHTC)	CA	5	4
Federal - Transferable	N/A	280	295
Federal - Non-Transferable	N/A	15	29

Total		$302	$332

(1)Includes $6 million of certificated tax credits which are reported in other assets on the Statutory Statements of Financial Position.

(2)Total unused tax credits represent the entire amount of tax credit available.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6— INVESTMENTS (continued)

Total unused tax credits by jurisdiction, disaggregated by transferable/certified and nontransferable, which are fully admitted, are as follows:

2025
	State Abbreviation*	Transferable/ Certificated	Nontransferable	Total
a. State
Georgia	GA	$3	$—	$3
Massachusetts	MA	1	—	1
California	CA	4	—	4

	Total	$8	$—	$8
b. Federal		$295	$29	$324

c. Total (a+b)		$303	$29	$332

*Only applicable to State section (a) of table

The Company estimated the utilization of the remaining state and federal tax credits by projecting future premium taking into account 1) policy growth and rate changes, 2) projecting future tax liability based on projected premium, 3) tax rate and tax credits, and 4) comparing projecting future tax liability of remaining state and federal tax credits.

At December 31, 2025, the Company did not have any impairment losses as a result of impairment analysis on state and federal tax credits.

Effective October 1, 2024, residual tranches of securitizations are reported using a cost recovery method where distributions received are treated as a reduction of the residual’s book/adjusted carrying value. Investment income is not recognized until the book/adjusted carrying value of the residual has been reduced to zero. Prior to October 1, 2024, most residuals were reported at the lower of cost or market and income was accrued using an effective yield method. Interest earned on these investments is included in Net Investment Income in the accompanying Statutory Statement of Operations

The Company’s other investments consist primarily of debt securities that do not meet the PBBD. The Company’s debt securities that do not meet the PBBD are predominantly single asset, single borrower commercial mortgage backed securities where we own the only tranche or the last tranche issued by the securitization vehicle. These securities are reported at the lower of cost or market and tested for impairment.

Loans to affiliates represent loans issued to NYL Investors and are carried at amortized cost.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2025 and 2024 consisted of the following (in millions):

	2025		2024		2023
	Net Investment Income (Loss)	Change in Unrealized Gains (Losses) (1)	Net Investment Income (Loss)	Change in Unrealized Gains (Losses) (1)	Net Investment Income (Loss)	Change in Unrealized Gains (Losses) (1)
Limited partnerships and limited liability companies	$63	$143	$53	$10	$47	$(58)
Affiliated non-insurance subsidiaries	131	79	98	134	345	(79)
Other Invested Assets	23	(9)	9	—	8	—
Real estate investment property	17	—	17	—	17	—
Residuals	—	—	11	4	17	(5)
Tax credit Investments	(53)	—	(38)	—	(36)	—
Loans to affiliates	1	—	1	—	1	—

Total other invested assets	$183	$213	$151	$148	$399	$(142)

(1) Includes unrealized foreign exchange gains (losses) of $28 million, $8 million and $2 million in 2025, 2024 and 2023 respectively.

Admitted Goodwill

The following table represents goodwill generated under the statutory purchase method of accounting ($ in millions):

Purchased Entity	Financial Statement Line	Acquisition Date	Cost of Acquisition	Original Amount of Goodwill	Original Amount of Goodwill Admitted	Admitted Goodwill at 12/31/25	Amortization for the Year Ended 12/31/25	Book Value	Admitted Goodwill as a % of Book Adjusted Carrying Value, Gross of Admitted Goodwill
Stone Ridge Holdings Group LLC	Other invested assets	1/19/2024	$250	$153	$153	$122	$15	$291	42%

As required under NAIC SAP, goodwill is limited in the aggregate to 10% of the acquiring entity’s capital and surplus, adjusted to exclude any net positive goodwill, electronic database processing equipment and operating system software, and net deferred tax assets. The table below shows the calculation of the Company’s adjusted surplus for purposes of the goodwill admissibility calculation ($ in millions):

	Calculation of Limitation at
	September 30, 2025	December 31, 2025
Capital and surplus	$8,596
Less:
Admitted positive goodwill	126
Admitted EDP equipment and operating system software	—
Admitted net deferred taxes	768

Total adjustments	894

Adjusted capital and surplus	$7,702

Limitation on amount of goodwill (adjusted capital and surplus times 10%)		$770
Current period reported admitted goodwill		$122
Current period admitted goodwill as a % of prior period adjusted capital and surplus		2%

31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Assets on Deposit or Pledged as Collateral

At December 31, 2025 and 2024, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2025
	Gross (Admitted and Nonadmitted) Restricted							Percentage
Restricted Asset Category	Total General Account	Total S/A Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Nonadmited Restricted	Total Admitted Restricted	Gross (Admitted and Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$1,000	$—	$1,000	$1,000	$—	$—	$1,000	0.4%	0.4%
Subject to reverse repurchase agreements	510	—	510	460	50	—	510	0.2	0.2
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	—	—	—	28	(28)	—	—	0.0	0.0
FHLB capital stock	24	—	24	25	(1)	—	24	0.0	0.0
On deposit with states	5	—	5	5	—	—	5	0.0	0.0
Pledged as collateral or other restricted assets not captured in other	19		19	6	14	—	19	0.0	0.0
Collateral Assets Received and on Balance Sheet	1,725	12	1,737	—	1,737	—	1,737	0.8	0.8
Assets held under Modco Reinsurance Agreements	—	65	65	62	3	—	65	0.0	0.0
Assets held under Funds Witheld Reinsurance Agreements	3,368	—	3,368	—	3,368	—	3,368	1.5	1.5

Total restricted assets	$6,651	$77	$6,728	$1,585	$5,143	$—	$6,728	3.0%	3.0%

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2024
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$1,000	$675	$325	$—	$1,000	0.5%	0.5%
Subject to reverse repurchase agreements	460	210	250	—	460	0.2	0.2
Subject to dollar repurchase agreements	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale - excluding FHLB capital stock	28	37	(9)	—	28	0.0	0.0
FHLB capital stock	25	25	—	—	25	0.0	0.0
On deposit with states	5	4	1	—	5	0.0	0.0
Pledged as collateral not captured in other categories	6	10	(4)	—	6	0.0	0.0

Total restricted assets	$1,523	$961	$563	$—	$1,524	0.7%	0.7%

Loaned Securities and Repurchase Agreements

The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third-parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2025, the Company recorded cash collateral received under these agreements of $1,000 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2025 was $983 million with a fair value of $975 million. At December 31, 2024, the carrying value was $1,010 million, with a fair value of $975 million. The reinvested collateral is reported in bonds, and Cash, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $1,045 million and $707 million at December 31, 2025 and 2024, respectively.

At December 31, 2025, the carrying value and fair value of securities held under agreements to purchase and resell was $510 million, which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 2 days and a weighted average yield of 3.8%. At December 31, 2024, the carrying value and fair value of securities held under agreements to purchase and resell was $460 million which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 2 days and a weighted average yield of 5.3%.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2025 and 2024, the Company was not a party to any dollar repurchase agreements in the general account. At December 31, 2025 and 2024, the Company was not a party to any dollar repurchase agreements in the separate accounts.

Collateral Received

At December 31, 2025 and 2024, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	2025
Cash Collateral Assets	BACV Collateral	BACV Modco	BACV FWH	Fair Value Collateral	Fair Value Modco	Fair Value FWH	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$1,000	$—	$—	$1,000	$—	$—	0.6%	0.6%
Derivatives	725	—	—	725	—	—	0.5	0.5
Modco/FWH Assets	—	—	3,368	—	—	3,388	2.1	2.2

Total	$1,725	$—	$3,368	$1,725	$—	$3,388	3.3%	3.3%

Derivatives (separate account)	$12	$—	$—	$12	$—	$—	0.0%	0.0%
Modco/FWH Assets (separate account)	—	65	—	—	65	—	—	—

	2024
Cash Collateral Assets	Book/ Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$1,000	$1,000	0.7%	0.7%
Derivatives	1,253	1,253	0.9	0.9

Total	$2,253	$2,253	1.5%	1.6%

	2025		2024
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$1,000	0.7%	$1,000	0.7%
Other liabilities (derivatives)	725	0.5	1,241	0.9
Separate accounts liabilities (derivatives)	12	—	12	—
Borrowed money (repurchase agreements)	—	—	—	—
Modco Assets	—	—	—	—
Modco Assets Separate Account	65	—	—	—
FWH Assets	3,368	2.3		—

Total	$5,170	3.5%	$2,253	1.6%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Collateral Pledged

At December 31, 2025 and 2024, the Company did not have any assets which were received as collateral and held under Modco/Funds Withheld (FWH) Reinsurance agreements, were pledged for another purpose specific to the insurance reporting entity.

Composition of Collateral Received

The following tables present the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2025 and 2024 (in millions):

	2025
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$—	$—	$—	$—	$—	$—
U.S. government corporation & agencies	—	—	—	—	—	—
Foreign governments	—	—	—	—	—	—
U.S. corporate	805	—	—	—	—	805
Foreign corporate	195	—	—	—	—	195

Total general account securities lending transactions	$1,000	$—	$—	$—	$—	$1,000

	2024
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$—	$—	$—	$—	$—	$—
U.S. government corporation & agencies	2	—	—	—	—	2
Foreign governments	—	—	—	—	—	—
U.S. corporate	827	—	—	—	—	827
Foreign corporate	171	—	—	—	—	171

Total general account securities lending transactions	$1,000	$—	$—	$—	$—	$1,000

At December 31, 2025 and 2024, there were no separate account securities cash collateral received under securities lending agreements.

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Reinvestment of Collateral Received

The following tables present the term and aggregate fair value at December 31, 2025 and 2024 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2025		2024
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	537	537	773	773
31 to 60 days	225	225	25	25
61 to 90 days	159	159	84	84
91 to 120 days	20	20	27	27
121 to 180 days	31	31	26	26
181 to 365 days	63	63	35	35
1 to 2 years	—	—	70	71
2 to 3 years	10	10	—	—
Greater than 3 years	—	—	—	—

Total collateral reinvested	$1,045	$1,045	$1,039	$1,040

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

Reverse Repurchase Agreement Transactions

The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party reverse repurchase agreements at December 31, 2025 and 2024 (in millions):

	2025		2024
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$512	$—	$481	$—
2 Days to 1 Week	$—	$510	$—	$460
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2025 and 2024, the Company did not have any defaulted reverse repurchase agreements.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2025 and 2024 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2025	$512	$510
Third Quarter 2025	$509	$506
Second Quarter 2025	$512	$506
First Quarter 2025	$503	$497
Fourth Quarter 2024	$476	$460
Third Quarter 2024	$481	$458
Second Quarter 2024	$477	$460
First Quarter 2024	$465	$465

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreement transactions by remaining contractual maturity for four quarters of 2025 and 2024 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2025	$—	$—	$—	$522
Third Quarter 2025	$—	$—	$—	$520
Second Quarter 2025	$—	$—	$—	$522
First Quarter 2025	$—	$—	$—	$513
Fourth Quarter 2024	$—	$—	$—	$486
Third Quarter 2024	$—	$—	$—	$491
Second Quarter 2024	$—	$—	$—	$486
First Quarter 2024	$—	$—	$—	$475

Ending Balance
Fourth Quarter 2025	$—	$—	$—	$520
Third Quarter 2025	$—	$—	$—	$516
Second Quarter 2025	$—	$—	$—	$516
First Quarter 2025	$—	$—	$—	$507
Fourth Quarter 2024	$—	$—	$—	$469
Third Quarter 2024	$—	$—	$—	$467
Second Quarter 2024	$—	$—	$—	$469
First Quarter 2024	$—	$—	$—	$475

At December 31, 2025, and 2024, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities” ($ in millions):

General Account	2025			2024
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Issuer Credit Obligations - amortized cost	1	$—	$—	1	$—	$—
Asset backed securities - amortized cost	6	1	1	6	1	2
Preferred stock - amortized cost	—	—	—	—	—	—
Preferred stock - fair value	1	—	—	2	—	—

Total general account	8	$1	$2	9	$1	$2

Separate account:
Asset backed securities - amortized cost	—	$—	$—	—	$—	$—

Total separate account	—	$—	$—	—	$—	$—

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6 —INVESTMENTS (continued)

Collateral Loans

The following table presents the aggregate collateral loans by qualifying investment collateral as of December 31, 2025 ($ in thousands):

Collateral Type	Aggregate Collateral Loan	Admitted	Nonadmitted
Issuer Credit Obligations
a. Affiliated	$—	$—	$—
b. Unaffiliated	462	462	—
Other Qualifying Investments
a. Affiliated	—	—	—
b. Unaffiliated	—	—	—

Total	$462	$462	$—

Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The Company did not have any wash sales where securities with an NAIC rating designation of 3 or below, or unrated, were sold during the year ended December 31, 2025, and reacquired within 30 days of the sale date. The details by NAIC designation of 3 or below, or unrated, securities sold during the year ended December 31, 2024, and reacquired within 30 days of the sale date are as follows ($ in millions):

2024
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	$1	$1	$1	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock(1)		5	—	—	—

		$6	$1	$1	$—

(1) Book value of securities sold and cost of securities repurchased are both less than a million.

Admitted Negative IMR

IMR was admitted up to the lesser of 10% of the Company’s current period adjusted Capital and Surplus and 10% of its capital and surplus. Capital and Surplus was adjusted to exclude net positive admitted goodwill, electronic data processing equipment and operating system software, admitted negative IMR, and net deferred tax assets. The computation of adjusted Capital and Surplus for purposes of negative IMR admissibility is included below ($ in millions):

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2025
	Total	General Account	Insulated Separate Account	Non- Insulated Separate Account
(1) Net negative (disallowed) IMR	$459	$442	$17	$—
(2) Negative (disallowed) IMR admitted	459	442	17	—
(3) Calculated adjusted capital and surplus
Prior Period General Account Capital & Surplus	8,596
From Prior Period SAP Financials
Net Positive Goodwill (admitted)	126
EDP Equipment & Operating System Software (admitted)	—
Net DTAs (admitted)	768
Net Negative (disallowed) IMR (admitted)	477

Adjusted Capital & Surplus	$7,224

(4) Percentage of adjusted capital and surplus
Percentage of Total Net Negative (disallowed) IMR admitted in General Account or recognized in Separate Account to adjusted capital and surplus	6.4%
(5) Allocated gains/losses to IMR from derivatives

	Gains	Losses
Unamortized Fair Value Derivative Gains & Losses Realized to IMR - Prior Period	$342	$421
Fair Value Derivative Gains & Losses Realized to IMR - Added in Current Period	$262	$177
Fair Value Derivative Gains & Losses Amortized Over Current Period	$58	$65
Unamortized Fair Value Derivative Gains & Losses Realized to IMR - Current Period Total	$547	$533

The Company engages in prudent portfolio management that may require sales of its fixed income investments in order to rebalance the portfolio and match the duration of the Company’s insurance liabilities. Proceeds from the sale of fixed income investments made for these purposes are reinvested in similar assets. If sales are executed due to liquidity pressures related to the Company’s insurance contracts (i.e., excess withdrawal activity), any related realized gains and losses are not deferred into the IMR. The Company uses different derivative instruments to manage interest rate risk. Derivatives trading is made in accordance with the Company’s investment management policies and is in accordance with the Company’s derivatives use plan, which is filed with NYSDFS. The Company is allowed to include realized gains and losses arising from the sale of derivatives carried at fair value while held as the Company’s policy has historically been to defer in the IMR realized gains and losses from all of its interest rate hedges where the underlying is subject to the IMR regardless of whether the derivative is reported at fair value or amortized cost.

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity and currency risk, and to replicate otherwise permissible investments. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require initial and daily variation margin collateral postings. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company monitors credit exposures to its OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company’s agreements require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements or full collateralization of the positions thereunder. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company’s mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Cash collateral received by the Company under Variation Margin CSAs is invested in short-term investments. The Company also enters into Initial Margin CSAs with many of its OTC-bilateral counterparties. These documents require additional margin to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This “initial margin” must be maintained at a third-party custodian, without any right of rehypothecation. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company’s Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company’s Statutory Statements of Financial Position.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2025 and 2024, the Company held collateral for derivatives of $808 million and $942 million, respectively, including $186 million and $105 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $5 million and $8 million at December 31, 2025 and 2024, respectively.

Interest Rate Risk Management

The Company enters into interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to hedge reinvestment risk of the Company’s fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date. Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. These contracts include Interest Rate Caps and Swaptions. Interest Rate Caps allow the Company to receive payments from counterparties should an agreed upon interest rate level be reached. Interest Rate Swaptions give the Company an option, but not an obligation to take delivery of an interest rate swap at a predetermined fixed rate and tenor or to cash settle for value.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Interest rate swaps are paired with floating rate bonds in replication transactions to generate the return and price risk of fixed rate coupon securities

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2025 and 2024 (in millions):

	2025
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$231	$13	$6	$13	$8
Interest rate swaps	Interest	12	1	—	—	—

Total cash flow hedges		242	13	6	13	8
Fair value hedges:
Foreign currency swaps	Currency	5,871	374	183	205	243
Replications:
Bond forwards	Interest	—	—	—	—	—
Interest rate swaps	Interest	1,905	9	1	—	—
Credit default swaps	Interest	706	11	—	7	1

Total replications		2,611	20	1	7	1

Total derivatives qualifying and designated		8,724	407	190	225	252

Derivatives not designated:
Foreign currency forwards	Currency	440	—	4	—	4
Foreign currency swaps	Currency	796	57	8	57	8
Futures	Interest	154	—	—	—	—
Equity options	Equity	48,294	498	—	498	—
Interest rate options	Interest	4,739	1	—	1	—
Interest rate swaps	Interest	10,136	207	123	207	123
Bond forwards	Interest	—	—	—	—	—

Total derivatives not designated		64,559	764	136	764	136

Total derivatives		$ 73,283	$ 1,171	$ 325	$ 989	$ 387

The Company owns warrants with a notional amount totaling $0.6 million which have a market value and carrying value of $0 at December 31, 2025

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2024
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$242	$21	$1	$26	$1
Interest rate swaps	Interest	262	1	—	—	—

Total cash flow hedges		503	22	1	26	1
Fair value hedges:
Foreign currency swaps	Currency	4,920	511	29	424	12
Bond forwards	Interest	—	—	—	—	—
Interest rate swaps	Interest
Credit default swaps	Interest	275	5	—	1	—

Total replications		275	5	—	1	—

Total derivatives qualifying and designated		5,698	538	30	451	13

Derivatives not designated:
Foreign currency forwards	Currency	342	15	—	15	—
Foreign currency swaps	Currency	542	80	4	80	4
Futures	Interest	16	—	—	—	—
Equity options	Equity	23,479	336	—	336	—
Interest rate options	Interest	4,915	13	—	13	—
Interest rate swaps	Interest	10,883	624	228	624	228
Bond forwards	Interest	225	—	27	—	27
Total return swaps	Equity	—	—	—	—	—

Total derivatives not designated		40,401	1,068	259	1,068	259

Total derivatives		$46,100	$1,606	$289	$1,519	$271

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated

Cash Flow Hedges

The Company’s cash flow hedges primarily include hedges of foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2025, 2024 and 2023 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2025	2024	2023	2025	2024	2023	2025	2024	2023
Foreign currency swaps	$(20)	$12	$(12)	$(1)	$1	$2	$2	$3	$3
Interest rate swaps	—	—	—	—	—	—	—	(3)	—

Total	$(20)	$12	$(12)	$(1)	$1	$2	$2	$—	$3

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Fair Value Hedges

The Company’s fair value hedges primarily consist of hedges of foreign currency denominated assets whereby the Company enters into foreign currency swaps to hedge its foreign currency exposure. Derivative instruments used in fair value hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company excludes the cross-currency basis spread in its foreign currency swaps from the assessment of effectiveness as allowed under SSAP No. 86. The fair value of the cross-currency basis spread on the Company’s foreign currency swaps, which was excluded from the assessment of effectiveness at December 31, 2025 was $229 million.

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2025	2024	2023	2025	2024	2023	2025	2024	2023
Foreign currency swaps	$(438)	$102	$(37)	$8	$(10)	$1	$68	$63	$7

Total	$(438)	$102	$(37)	$8	$(10)	$1	$68	$63	$7

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Replications

The following table presents the effects of derivatives in replication relationships for the years ended December 31, 2025, 2024 and 2023 (in millions):

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2025	2024	2023	2025	2024	2023	2025	2024	2023
Bond forwards	$—	$—	$—	$—	$(117)	$(227)	$—	$1	$7
Interest rate swaps							(6)
Credit default swaps	—	—	—	3	—	—	4	2	—

Total	$—	$—	$—	$3	$(117)	$(227)	$(2)	$4	$7

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated

The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2025, 2024 and 2023 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2025	2024	2023	2025	2024	2023	2025	2024	2023
Equity options	$46	$8	$61	$133	$101	$23	$—	$—	$—
Foreign currency forwards	(18)	15	6	(12)	4	(12)	—	—	—
Foreign currency swaps	(38)	(2)	(293)	6	16	42	6	7	52
Futures	1	7	(8)	—	10	(11)	—	—	—
Interest rate options	—	(5)	(54)	(18)	(27)	(10)	—	2	1
Interest rate swaps	(310)	68	152	154	2	6	40	58	(102)
Bond forwards	27	(16)	(11)	(29)	—	—	—	—	—
Total return swaps	—	—	—	—	—	—	21	—	—

Total	$(293)	$76	$(146)	$234	$105	$37	$67	$66	$(48)

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8—SEPARATE ACCOUNTS

Separate Accounts Activity

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including VUL insurance products guaranteed, VUL insurance products non-guaranteed, VA products non-guaranteed, UL insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within separate accounts, the classification of the separate accounts is subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2025 and 2024 are attributed to the following products or transactions (in millions):

	2025		2024
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$43,115	32	39,072	33
VUL insurance products non-guaranteed	18,461	5	14,924	8
UL insurance products guaranteed	6,113	82	5,922	167
VUL insurance products guaranteed	148	17	207	26

Total	$67,837	$136	$60,125	$234

(1) Separate accounts assets classified as not legally insulated support: $100 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $17 million of surplus , $13 million of derivatives, and $6 million of other liabilities.

(2) Separate accounts assets classified as not legally insulated support: $190 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $19 million of surplus, $13 million of derivatives, $10 million of other liabilities, and $2 million of payable for securities.

Guaranteed Separate Accounts

The Company maintains five book value guaranteed separate accounts for UL insurance policies and one book value guaranteed separate account for a private placement VUL policy. Total assets in these accounts were $6,359 million and $6,321 million at December 31, 2025 and 2024, respectively, and are included in the Company’s asset adequacy testing. These accounts provide a guarantee of principal and interest, subject to a market value adjustment upon certain surrenders, and a transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves, with any excess assets stated at fair value. Certain derivatives not qualifying for hedge accounting are stated at fair value. The book value separate accounts generally do not pass through all investment performance to policyholders, as certain investment limitations are imposed on the assets supporting these accounts, and no risk charges were paid to the general account during 2025 or 2024.

Non-Guaranteed Separate Accounts

The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the SEC. Assets in non-guaranteed separate accounts were $61,613 million and $54,037 million at December 31, 2025 and 2024, respectively. The assets of these separate accounts represent investments in shares of New York Life Investments Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2025	$59
2024	$62
2023	$65
2022	$67
2021	$62

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2025	$3
2024	$3
2023	$12
2022	$12
2021	$4

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company at and for the years ended December 31, 2025 and 2024 is as follows (in millions):

	$	$	$	$
	2025
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$313	$—	$6,023	$6,336

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$60,232	$60,232
Amortized cost	5,583	677	—	6,260

Total reserves	$5,583	$677	$60,232	$66,492

By withdrawal characteristics:
With fair value adjustment	$5,583	$677	$—	$6,260
At fair value	—	—	60,232	60,232

Total reserves	$5,583	$677	$60,232	$66,492

	2024
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$14	$—	$3,472	$3,486

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$52,743	$52,743
Amortized cost	5,398	731	—	6,129

Total reserves	$5,398	$731	$52,743	$58,872

By withdrawal characteristics:
With fair value adjustment	$5,398	$731	$—	$6,129
At fair value	—	—	52,743	52,743

Total reserves	$5,398	$731	$52,743	$58,872

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers from the general account to the separate accounts (in millions):

	$		$		$
	2025		2024		2023
Transfers to separate accounts		$6,338		$3,486		$3,046
Transfers from separate accounts		(5,571)		(5,100)		(3,694)

Net transfers (from)/to separate accounts		$767		$(1,614)		$(648)

NOTE 9—FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2025, the Company had less than $1 million price challenges on general account and separate account securities for what it received from third party pricing services. At December 31, 2024, the Company did not have any price challenges on general account and separate account securities for what it received from third party pricing service

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the estimated fair value and carrying value of the Company’s financial instruments at December 31, 2025 and 2024 (in millions):

	$		$		$		$		$		$
	2025
	Fair Value		Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient
Assets:
Issuer Credit Obligations		$71,780		$75,926		$—		$68,573		$3,207		$—
Asset Backed Securities		31,111		32,166		—		28,984		2,127		—

Total Bonds		102,891		108,092		—		97,557		5,334		—
Preferred stocks		229		229		—		229		—		—
Common stocks(1)		627		627		560		—		26		41
Mortgage loans		19,901		20,230		—		—		19,901		—
Cash, cash equivalents and short-term investments		3,715		3,715		226		3,489		—		—
Derivatives		1,171		989		—		1,171		—		—
Derivatives collateral		107		107		—		107		—		—
Other invested assets(1)		1,264		1,188		—		447		818		—
Investment income due and accrued		1,134		1,134		—		1,134		—		—
Separate accounts assets		67,556		67,955		57,567		4,765		1,164		4,060

Total assets		$198,595		$204,266		$58,353		$108,900		$27,241		$4,102

Liabilities:
Deposit fund contracts:
Annuities certain		$1,875		$1,896		$—		$—		$1,875		$—
Derivatives		325		387		—		325		—		—
Derivatives collateral		725		725		—		725		—		—
Amounts payable under securities lending agreements		1,003		1,003		—		1,003		—		—
Payable to parent and affiliates		186		186		—		186		—		—
Separate accounts liabilities		16		13		—		16		—		—

Total liabilities		$4,130		$4,210		$—		$2,255		$1,875		$—

(1) Excludes investments accounted for under the equity method.

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	$		$		$		$		$		$
	2024
	Fair Value		Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient
Assets:
Bonds		$94,516		$102,133		$562		$89,173		$4,780		$—
Preferred stocks		43		43		—		15		28		—
Common stocks(1)		732		732		707		—		25		—
Mortgage loans		16,595		17,450		—		—		16,595		—
Cash, cash equivalents and short-term investments		3,363		3,363		141		3,222		—		—
Derivatives		1,606		1,519		—		1,606		—		—
Derivatives collateral		101		101		—		101		—		—
Other invested assets(1)		606		576		—		142		464		—
Investment income due and accrued		1,031		1,031		—		1,031		—		—
Separate accounts assets		59,746		60,342		51,777		4,506		1,133		2,329

Total assets		$178,339		$187,290		$53,187		$99,796		$23,026		$2,329

Liabilities:
Deposit fund contracts:
Annuities certain		$1,582		$1,625		$—		$—		$1,582		$—
Derivatives		289		271		—		289		—		—
Derivatives collateral		1,241		1,241		—		1,241		—		—
Amounts payable under securities lending agreements		1,004		1,004		—		1,004		—		—
Payable to parent and affiliates		170		170		—		170		—		—
Separate accounts liabilities		16		13		—		16		—		—

Total liabilities		$4,301		$4,324		$—		$2,719		$1,582		$—

(1) Excludes investments accounted for under the equity method.

Bonds

For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. Third-party pricing services generally use an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable inputs.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF which had a carrying value of $2,690 million and a fair value of $2,790 million at December 31, 2025, and a carrying value of $2,269 million and a fair value of $2,289 million at December 31, 2024. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $760 million at December 31, 2025, and a carrying value of $762 million and a fair value of $756 million at December 31, 2024. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, net asset value (“NAV”) is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at a market yield using an internally calculated spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives (including Separate Accounts Liabilities – Derivatives)

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Derivatives Collateral (including Separate Accounts Liabilities – Collateral)

The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature and are classified as Level 2.

Other Invested Assets

Other invested assets are principally comprised of tax credit investments, surplus notes, capital notes, single asset single borrower commercial mortgage backed securities, affiliated loans, residual tranches of securitizations and other investments with characteristics of debt. Surplus notes, capital notes and single asset single borrower commercial mortgage backed securities are valued using prices from third-party pricing services that generally use a discounted cash-flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. The fair value of affiliated loans and the tax credit investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3. The fair value of the majority of the other investments with debt characteristics and the majority of the residual tranches of securitizations is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3.

Separate Accounts Assets (including Collateral)

Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured using NAV as a practical expedient to estimate fair value, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2025
Category of Investment	Investment Strategy	NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Hedge Fund	Multi-Strategy	3,041	—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	81	—	Quarterly	100 days or less
Hedge Fund	Long/Short Equity	8	—	Monthly	30 days
Private Equity	Venture Capital	930	—	Quarterly	95 days
Mutual Fund	Private Credit	41	—	Quarterly	6 months

		$4,102	$—

2024
Category of Investment	Investment Strategy	NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Hedge Fund	Multi-Strategy	$2,025	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	65	—	Quarterly	100 days or less
Hedge Fund	Long/Short Equity	6	—	Monthly	30 days
Private Equity	Venture Capital	233	—	Quarterly	95 days

		$2,329	$—

Annuities Certain

Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2025 and 2024 (in millions):

	2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
Issuer Credit Obligations	$—	$3	$1	$—	$4
Asset Backed Securities	—	16	—	—	16

Total bonds	—	19	1	—	20
Preferred stocks	—	229	—	—	229
Common stocks	560	—	26	41	627
Derivatives	—	764	—	—	764
Separate accounts assets	57,553	8	—	4,060	61,621
Other invested assets	—	49	56	—	105

Total assets at fair value	$58,113	$1,069	$83	$4,102	$63,365

Liabilities at fair value
Derivatives	$—	$135	$—	$—	$135
Separate accounts liabilities - derivatives(1)	—	1	—	—	1

Total liabilities at fair value	$—	$136	$—	$—	$136

(1) Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$562	$—	$—	$—	$562
U.S. corporate	—	10	—	—	10
Foreign corporate	—	3	—	—	3
Non-agency RMBS	—	—	—	—	—
Non-agency CMBS	—	23	—	—	23
Non-agency ABS	—	—	—	—	—

Total bonds	562	36	—	—	599
Preferred stocks	—	15	28	—	43
Common stocks	707	—	25	—	732
Derivatives	—	1,068	—	—	1,068
Separate accounts assets	51,708	8	—	2,329	54,045
Other invested assets	—	—	73	—	73

Total assets at fair value	$52,978	$1,127	$127	$2,329	$56,561

Liabilities at fair value
Derivatives	$—	$259	$—	$—	$259
Separate accounts liabilities - derivatives(1)	—	1	—	—	1

Total liabilities at fair value	$—	$260	$—	$—	$260

(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

The tables below present a rollforward of Level 3 assets and liabilities for the years ended December 31, 2025 and 2024 (in millions):

	$		$		$		$		$		$		$		$		$		$
2025
	Balance at 1/1		Transfers into Level 3		Transfers out of Level 3		Total Gains (Losses) Included in Net Income		Total Gains (Losses) Included in Surplus		Purchases		Issuances		Sales		Settlements		Balance at 12/31
Bonds:
Issuer Credit Obligations		$—		$—		$—		$—		$—		$—		$—		$—		$—		$1
Asset Backed Securities		—		—		—		—		—		—		—		—		—		—

Total bonds		—		—		—		—		—		—		—		—		—		1
Preferred Stocks		28		—		(28)		—		—		—		—		—		—		—
Common stocks		25		1		—		—		—		—		—		(1)		—		26
Derivatives		—		—		—		—		—		—		—		—		—		—
Separate accounts assets		—		—		—		—		—		—		—		—		—		—
Other invested assets		73		—		(23)		(10)		—		16		—		—		—		56

Total		$127		$1		$(51)		$(10)		$—		$16		$—		$(1)		$—		$83

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	$		$		$		$		$		$		$		$		$		$
2024
	Balance at 1/1		Transfers into Level 3		Transfers out of Level 3		Total Gains (Losses) Included in Net Income		Total Gains (Losses) Included in Surplus		Purchases		Issuances		Sales		Settlements		Balance at 12/31
Bonds:
U.S. corporate		$—		$—		$—		$—		$—		$—		$—		$—		$—		$—
Non-agency ABS		—		1		—		—		—		—		—		—		—		—

Total bonds		—		1		—		—		—		—		—		—		—		—
Preferred stocks		28		—		—		—		—		—		—		—		—		28
Common stocks		25		—		—		—		—		—		—		—		—		25
Derivatives		—		—		—		—		—		—		—		—		—		—
Separate accounts assets		—		—		—		—		—		—		—		—		—		—
Other invested		158		9		(9)		(16)		10		13		—		(92)		—		73

Total		$211		$10		$(9)		$(16)		$10		$13		$—		$(92)		$—		$126

Transfers Between Levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $1 million for the year ended December 31, 2025 primarily due to a change in the price source for common stocks resulting from a corporate action. Transfers out of Level 3 totaled $51 million for the same period, consisting of $28 million related to the conversion of preferred stocks to common stocks, which resulted in a transfer to level 1, and an additional $23 million related to other invested assets that were measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

Transfers into Level 3 totaled $9 million for the year ended December 31, 2024 which primarily relates to residual tranches of securitization that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period and $1 million of non-agency asset backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of level 3 totaled $9 million for the year ended December 31, 2024 which primarily relates to residual tranches of securitizations measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

There were no liabilities measured at fair value at December 31, 2025 and 2024.

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2025, 2024, and 2023 were as follows (in millions):

	$		$		$
	2025		2024		2023
Bonds		$4,824		$4,476		$4,091
Common and preferred stocks		24		16		33
Mortgage loans		1,000		809		757
Policy loans		58		56		53
Other invested assets[1]		217		170		419
Short-term investments		151		150		156
Derivative instruments		135		133		(30)

Gross investment income		6,410		5,809		5,479
Investment expenses		(289)		(307)		(266)

Net investment income		6,121		5,502		5,213
Net gain from separate accounts		55		46		60
Amortization of IMR		(38)		(28)		3

Net investment income, including net gain from separate accounts and amortization of IMR		$6,138		$5,520		$5,276

(1) Includes real estate net investment income of $17 million, $17 million, and $17 million for the years ended December 31, 2025, 2024, and 2023, respectively. Includes dividend received from MCF of $131 million, $98 million, and $345 million for the years ended December 31, 2025, 2024, and 2023, respectively. Refer to Note 11 – Related Party Transactions.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2025 and 2024, the Company reported admitted due and accrued investment income of $1,134 million and $1,031 million, respectively. At December 31, 2025 the company had $6 million of nonadmitted due and accrued investment income on bonds. At December 31, 2024 the Company did not have any nonadmitted due and accrued investment income on bonds.$6$6For certain fixed income instruments, the contractual agreement allows the issuer/borrower to defer interest (Paid-in-Kind interest). When interest is deferred, it is capitalized into principal. At December 31, 2025, the Company had paid-in-kind interest of $428 million, which has been included in the principal amount of the Company’s bonds of $387 million and mortgage loans of $42 million.

The following table shows the Company’s securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment penalty and/or acceleration fee ($ in millions):

	$		$		$		$		$		$
	2025				2024				2023
	General Account(1)		Separate Account		General Account(1)		Separate Account		General Account(1)		Separate Account
Number of cusips		91		23		88		30		30		11
Investment income		$24		$—		$5		$—		$4		$1

(1) Included in the net investment income on bonds. Refer to net investment income table above.

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2025, 2024, and 2023, net realized capital gains (losses) were as follows (in millions):

	$		$		$
	2025		2024		2023
Bonds		$(112)		$(221)		$(167)
Mortgage loans		(12)		(161)		(3)
Common and preferred stocks		137		75		305
Other invested assets		(23)		(26)		(61)
Derivatives		243		(21)		(186)

Net realized capital gains/(losses) before tax and transfers to the IMR		234		(354)		(112)
Less:
Capital gains tax expense/(benefit)		58		(54)		(41)
Net realized capital gains/losses after tax transferred to IMR		50		(229)		(259)

Net realized capital gains/(losses) after tax and transfers to the IMR		$126		$(71)		$188

Proceeds from investments in bonds sold were $11,477 million, $6,477 million, and $3,342 million for the years ended December 31, 2025, 2024, and 2023, respectively. Gross gains of $104 million, $52 million, and $19 million in 2025, 2024 and 2023, respectively, and gross losses of $148 million, $210 million, and $130 million in 2025, 2024, and 2023, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2025, 2024 and 2023 (in millions):

	$		$		$
	2025		2024		2023
Bonds		$73		$43		$22
Common and preferred stocks		1		4		33
Other invested assets		25		46		59
Mortgage Loans		12		161		3

Total		$112		$254		$117

The Company restructured $22 million and $60 million debt securities and mortgage loans for the years ended December 31, 2025 and 2024, respectively with an associated $3 million and $32 million of OTTI.

Refer to Note 19 - Asset Backed Security Impairments for a list with each asset backed security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2025 and 2024 (in millions):

	2025
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
Agency Commercial Mortgage-Backed Securities – Not/Partially Guaranteed (Not Exempt)	$—	$—	$2	$—	$2	$—
Agency Residential Mortgage-Backed Securities – Guaranteed (Exempt)	60	11	1,733	293	1,793	304
Agency Residential Mortgage-Backed Securities – Not/Partially Guaranteed (Not Exempt)	194	25	2,866	283	3,060	308
Bank Loans - Acquired (Unaffiliated)	103	5	48	2	150	7
Bonds Issued by Funds Representing Operating Entities (Unaffiliated)	614	19	2,975	204	3,589	223
Corporate Bonds (Affiliated)	598	2	—	—	598	2
Corporate Bonds (Unaffiliated)	6,648	345	21,964	2,719	28,612	3,064
Lease-Backed Securities – Full Analysis (Unaffiliated)	226	3	912	45	1,138	48
Lease-Backed Securities – Practical Expedient (Unaffiliated)	212	1	408	31	620	31
Municipal Bonds – General Obligations (Direct and Guaranteed)	187	5	593	81	779	86
Municipal Bonds – Special Revenues	248	34	2,394	471	2,642	505
Non-Agency – CLOs/CBOs/CDOs (Affiliated)	20	—	—	—	20	—
Non-Agency – CLOs/CBOs/CDOs (Unaffiliated)	608	2	122	4	729	6
Non-Agency Commercial Mortgage-Backed Securities (Unaffiliated)	468	31	3,955	243	4,422	274
Non-Agency Residential Mortgage-Backed Securities (Unaffiliated)	88	—	883	163	971	164
Non-U.S. Sovereign Jurisdiction Securities	31	1	83	8	114	10
Other Financial Asset-Backed Securities – Self-Liquidating (Unaffiliated)	954	21	1,308	105	2,262	125
Other Non-Financial Asset-Backed Securities – Practical Expedient (Unaffiliated)	168	2	541	27	709	29
Other U.S. Government Obligations (Not Exempt)	1	—	8	1	9	1
Project Finance Bonds Issued by Operating Entities (Unaffiliated)	219	11	973	110	1,192	121
Single Entity Backed Obligations (Unaffiliated)	199	2	319	21	518	23
U.S. Government Obligations (Exempt)	39	—	1,195	1,020	1,234	1,020

Total bonds	11,884	521	43,280	5,831	55,164	6,351

Equity securities (unaffiliated)
Common stocks	85	6	—	—	85	6
Preferred stocks	177	2	—	—	177	2

Total equity securities	262	8	—	—	262	8

Total	$12,146	$529	$43,280	$5,831	$55,426	$6,360

(1) Includes unrealized losses related to NAIC 6 bonds of $18 million.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

	$		$		$		$		$		$
	2024
	Less than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses(1)
Bonds
U.S. governments		$806		$95		$2,772		$1,318		$3,578		$1,412
All other governments		121		7		82		12		204		19
U.S. Special Revenue and Special Assessment		1,896		267		5,373		862		7,269		1,129
Industrial and miscellaneous unaffiliated		19,239		1,442		36,473		4,136		55,712		5,578
Parent, subsidiaries, and affiliates(2)		14		—		156		6		170		6
Hybrid Securities		13		—		190		9		203		9
SVO identified Funds		—		—		5		—		5		—

Total bonds		22,089		1,811		45,052		6,343		67,141		8,154

Equity securities (unaffiliated)
Common stocks		587		8		1		—		588		8
Preferred stocks		—		—		—		—		—		—

Total equity securities		587		8		1		—		588		8

Total		$22,676		$1,819		$45,053		$6,343		$67,729		$8,162

(1) Includes unrealized losses related to NAIC 6 bonds of $28 million and$0less than a million of Bond ETF MTM losses included in the statutory carrying amount.

(2) The unrealized losses include less than $1 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

At December 31, 2025, the gross unrealized loss on bonds and equity securities was comprised of approximately 8,036 and 210 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $6,196 million or 98% is related to unrealized losses on investment grade securities and $156 million or 2% is related to below investment grade securities. At December 31, 2024, the gross unrealized loss on bonds and equity securities was comprised of approximately 10,145 and 320 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $7,873 million, or 97%, is related to unrealized losses on investment grade securities and $282 million, or 4%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $3,281 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $246 million for less than 12 months and $3,034 million for 12 months or greater. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The change in unrealized capital gains (losses) for the years ended December 31, 2025, 2024 and 2023 were as follows (in millions):

	Change in Unrealized Gains (Losses)				Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2025	2024		2023	2025	2024	2023	2025	2024	2023
Bonds	$11	$(12	)$	27	$492	$(210)	$236	$503	$(222)	$263
Preferred Stocks	(27)	—		(3)	—	—	—	(27)	—	(3)
Common stocks unaffiliated	(52)	—		(182)	13	(9)	11	(39)	(9)	(172)
Mortgage loans	(70)	58		(72)	1	—	—	(69)	58	(72)
Other invested assets	185	139		(144)	28	8	2	213	148	(142)
Cash, cash equivalents and short-term investments	—	—		—	—	(1)	2	—	(1)	2
Derivatives	(751)	190		(195)	—	—	—	(751)	190	(195)

Total change in unrealized on investments	(703)	375		(569)	534	(212)	251	(170)	163	(319)

Capital gains tax (benefit) expense	(52)	6		(50)	—	—	—	(52)	6	(50)

Total change in unrealized gains (losses), net of tax	$(651)	$369		$(519)	$534	$(212)	$251	$(118)	$157	$(268)

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS

Capital Contributions

For the years ended December 31, 2025, 2024, and 2023, the Company made no capital contribution to MCF.

Dividend Distributions

For the years ended December 31, 2025, 2024 and 2023, the Company received dividend distributions from MCF of $131 million, $98 million and $345 million, respectively. For information on dividend payments made to New York Life, refer to Note 18—Dividends to Stockholder.

Material Transactions

The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2025 and 2024:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
8/15/2025	New York Life Capital Corporation (“NYLCC”) and New York Life	Non-insurance and insurance subsidiary	Revolving credit facility	The Company, NYLCC and NYLIC entered into a five-year $2,250 million revolving credit facility (the ‘‘2025 Credit Facility’’) with a syndicate of lenders. The Company, NYLCC and NYLIC are borrowers under the 2025 Credit Facility. At December 31, 2025, the credit facility was not used and there was no outstanding balance.

12/31/2015 (last amended as of 5/16/2025)	MCF	Non- insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the ‘‘MCF Note Agreement’’) and acquired a variable funding note issued by MCF thereunder (the ‘‘Note’’). The Note was reissued on December 31, 2022 due to the Company’s transfer of a portion of its interest to Life Insurance Company of North America (‘‘LINA’’), a direct wholly owned subsidiary of New York Life. The Note is reported as a bond, with an outstanding balance, including accrued interest, for the Company of $2,732 million and $2,312 million at December 31, 2025 and 2024, respectively. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company and LINA (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life’s investment in the Company) and LINA, in each case, based on the most recently available quarterly or annual financial statements of New York Life, LINA or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2035.

12/23/2004 (last amended as of 12/30/2022)	NYLCC	Non- insurance affiliate	Revolving credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $3,500 million from proceeds from the issuance of commercial paper. During 2025 and 2024, the revolving credit facility was not used, no interest was paid and no outstanding balance was due.

9/30/1993 (last amended on 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life whereby the Company may borrow up to $3,500 million. At December 31, 2025 and 2024, the Company has not borrowed under this agreement.

4/1/1999 (last amended as of 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life, whereby the Company may lend up to $900 million. At December 31, 2025 and 2024, the credit facility was not used, no interest was paid and there was no outstanding balance.

Service Agreements:

6/30/2008, as amended from time to time	NYLIFE Securities, LLC	Non- insurance affiliate	Service fee agreement	The Company pays NYLIFE Securities LLC a service fee for supervisory services based on a determined revenue factor based on sales and in-force business.

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non- insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/or wholesale distributor of the Company’s variable products. For the years ended December 31, 2025 and 2024, the Company received service fees of $46 million and $43 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

4/1/2000, as amended from time to time	NYL Investors, LLC	Non- insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.

Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company’s interests in commercial mortgage loans are primarily held in the form of participations in mortgages` originated or acquired by New York Life. A real estate property acquired through foreclosure is called REO Portfolio. The Company’s interests in the ownership of REO Portfolio is called REO Ownership Interest. Certain real estate investments acquired may have similar ownership interests through a participation. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval. The Company’s mortgage loans, REOs and certain real estate investments acquired through a participation from New York Life had a carrying value of $18,501 million and $16,885 million as of December 31, 2025 and 2024, respectively. There’s no REO in the form of participations owned by the Company as of December 31, 2025 and 2024.

Amended and restated at 10/1/2022	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities, including, but not limited to, accounting, tax and audit services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2025 and 2024, the fees incurred associated with these services and facilities, amounted to $1,089 million and $1,024 million, respectively. These amounts need to be settled in cash within 90 days.

1/1/2005 (amended 3/28/2014)	New York Life Investment Management LLC (“NYLIM”)	Non- insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the New York Life Investments VP Funds Trust, f/k/a MainStay VP Funds Trust (‘‘the Fund’’), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

Other Agreements:
Various	New York Life	Parent	Sale of corporate owned life insurance policies (“COLI”)	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2025 and 2024, policyholder reserve balances for these policies amounted to $4,627 million and $4,452 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2025 and 2024, the policyholder reserves related to these contracts amounted to $145 million and $145 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2025 and 2024, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $12,355 million and $11,428 million, respectively.

Various	New York Life	Parent	Premiums settlement agreement	The Company has an agreement in place with New York Life to settle premiums associated with the Company’s products sold at field offices. These premiums are typically settled within 1-2 business days. The Company had a receivable of $11 million and $10 million, respectively, for the years ended December 31, 2025 and 2024.

12/31/2024	NYLIM	Non- insurance subsidiary	Note purchase agreement	The Company entered into a Note Purchase Agreement with NYLIM Holdings. On December 31, 2024, the Company purchased a $600 million in aggregate principal amount of NYLIM Holdings 5.17% senior note due 2029.

6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property.

Significant Transactions:

Various	NYLARC	Insurance Affiliate	Reinsurance agreement	The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). Additional details of this agreement are included in Note 13 “Reinsurance”.

12/31/2025	NYLIM Holdings	Non- insurance subsidiary	Credit agreement	The Company entered into a revolving credit agreement with NYLIM Holdings whereby the Company may lend NYLIM Holdings up to $200 million. On December 31, 2025, the Company made a $162 million loan to NYLIM Holding at an annual interest rate of 4.78%.

1/1/2025	LINA	Insurance Affiliate	Reinsurance agreement	The Company has entered into a reinsurance agreement with LINA, whereby LINA reinsures on a coinsurance basis 100% of all policies issued by the Company associated with critical illness insurance, accidental indemnity insurance, and hospital indemnity insurance policies. The Company has ceded to LINA the morbidity risk and any other key risk in the policies. This agreement was effective January 1, 2025.

9/26/2024	New York Life	Insurance subsidiary	Transfer of assets	Bond asset and cash transfers between the Company and NYLIC were executed on September 26, 2024. The Company received $468 million of cash from NYLIC in exchange for bonds.

12/31/2022	LINA	Insurance affiliate	Transfer of assets	Bond asset and cash transfers between the Company and LINA were executed to strengthen duration alignment between asset and liability profiles amongst the insurance companies. The Company acquired a $250 million of bonds from LINA in exchange for transferring a $250 million equity interest in MCF.

12/31/2020	LINA	Insurance Affiliate	Reinsurance agreement	The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. Additional details of this agreement are included in Note 13 “Reinsurance”.

At December 31, 2025 and 2024, the Company reported a net amount of $130 million and $129 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES

Insurance liabilities at December 31, 2025 and 2024 were as follows (in millions):

	$		$
	2025		2024
Life insurance reserves		$28,768		$28,669
Annuity reserves and supplementary contracts with life contingencies		94,953		88,494
Asset adequacy and special reserves		—		2

Total policy reserves		123,721		117,165
Deposit funds		2,250		1,968
Policy claims		1,119		1,112

Total insurance liabilities		$127,090		$120,245

Life Insurance Reserves

Reserves for life insurance policies are maintained principally using the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables and the 1958 Commissioners’ Extended Term Mortality Table under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement. Reserves for policies issued in 2020 and later are determined based on principle-based standards as set forth in the NAIC Valuation Manual.

For the years ended December 31, 2025 and December 31, 2024, there were no changes in reserve basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $66 million and $64 million at December 31, 2025 and 2024, respectively.

At December 31, 2025 and 2024, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $6 million and $7 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2025 and 2024, the Company had $9,517 million and $9,542 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Delaware. Reserves to cover the above insurance totaled the net amount of $275 million and $265 million in 2025 and 2024, respectively.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain UL products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular cost less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Annuity Reserves and Supplementary Contracts with Life Contingencies

Reserves for single premium immediate annuities and guaranteed future income annuities are based principally on A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.75% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the Section 22 of the NAIC Valuation Manual requirements for maximum valuation interest rates for income annuities (“VM-22”) and the NYSDFS Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.0% to 5.25%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 1.5% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, where the VM-21 deficiencies are discounted applying scenario specific net asset earned rates ranging from 3.00% to 4.5%. For the index-linked account corresponding to a VA product, we also apply Actuarial Guideline XXXV, with assumed interest rates ranging from 3.0% to 5.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2025 and 2024, the Company’s liabilities for GMDB, GMAB, guaranteed future income benefit, and enhanced beneficiary benefits reserves, which are associated with VA products, amounted to $381 thousand and $2 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Effective September 30, 2025, the Department granted approval for the Company to change the reserve valuation basis for certain fixed deferred annuities with market value adjustments from NYSDFS Regulation 127 Plan Type C to Standard Valuation Law Plan Type B. Refer to Note 2 - Basis of Presentation, for more detailed information about the impact of this change.

For the year ended December 31, 2024, and thereafter, the Department granted approval for the Company to change the reserve valuation basis for the variable deferred annuities to VM-21. For the index-linked account corresponding to a variable annuity product, the Company still applies Actuarial Guideline XXXV. Refer to Note 2 - Basis of Presentation, for more detailed information about the impact of this change.

The tabular interest has been determined by formula as described in the NAIC instructions. The tabular cost less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

Deposit Funds

Deposit funds at December 31, 2025 and 2024 were as follows (in millions):

	$		$
	2025		2024
Fixed period annuities		$1,985		$1,625
Supplemental contracts without life contingencies		254		277
Continued interest accounts		11		11

Total deposit funds		$2,250		$1,913

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2025 and 2024 ($ in millions):

Individual Annuities

	$		$		$		$		$
	2025
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$34,017		$—		$—		$34,017		25%
At book value less current surrender charge of 5% or more		21,710		—		—		21,710		16
At fair value		—		—		42,028		42,028		31

Total with adjustment or at fair value		55,727		—		42,028		97,755		72
At book value without adjustment		17,036		—		—		17,036		12
Not subject to discretionary withdrawal		25,051		—		—		25,051		18

Total (gross:direct + assumed)		97,814		—		42,028		139,842		—
Reinsurance ceded		3,214		—		—		3,214		—

Total		$94,600		$—		$42,028		$136,628		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$2,817		$—		$—		$2,817

	$		$		$		$		$
	2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$29,055		$—		$—		$29,055		23%
At book value less current surrender charge of 5% or more		20,207		—		—		20,207		16
At fair value		—		—		38,030		38,030		30

Total with adjustment or at fair value		49,262		—		38,030		87,292		69
At book value without adjustment		16,098		—		—		16,098		13
Not subject to discretionary withdrawal		22,738		—		—		22,738		18

Total		$88,098		$—		$38,030		$126,128		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$4,403		$—		$—		$4,403

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Group Annuities

	$		$		$		$		$
	2025
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$12		$—		$—		$12		3%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		12		—		—		12		3
At book value without adjustment		25		—		—		25		7
Not subject to discretionary withdrawal		316		—		—		316		90

Total		$353		$—		$—		$353		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

	$		$		$		$		$
	2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$17		$—		$—		$17		4%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		17		—		—		17		4
At book value without adjustment		29		—		—		29		7
Not subject to discretionary withdrawal		350		—		—		350		88

Total		$396		$—		$—		$396		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Deposit-Type Contracts

	$		$		$		$		$
2025
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$—		$—		$—		$—		—%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		—		—		—		—		—
At book value without adjustment		203		—		—		203		9
Not subject to discretionary withdrawal		2,047		—		—		2,047		91

Total		$2,250		$—		$—		$2,250		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

	$		$		$		$		$
2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$—		$—		$—		$—		—%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		—		—		—		—		—
At book value without adjustment		184		—		—		184		9
Not subject to discretionary withdrawal		1,784		—		—		1,784		91

Total		$1,968		$—		$—		$1,968		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2025 and 2024 ($ in millions):

	$		$		$		$	$		$		$
	2025
	General Account							Separate Accounts Guaranteed and Non-guaranteed
	Account Value		Cash Value		Reserve			Account Value		Cash Value		Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value		$—		$—		$—			$—		$—		$—
Universal life		17,530		17,529		17,756			6,113		6,113		6,113
Universal life with secondary guarantees		6,157		5,806		8,896			—		—		—
Indexed universal life		—		—		—			—		—		—
Indexed universal life with secondary guarantees		—		—		—			—		—		—
Indexed life		—		—		—			—		—		—
Other permanent cash value life insurance		—		—		—			—		—		—
Variable life		9		9		15			68		68		68
Variable universal life		1,830		1,824		1,816			18,531		18,252		18,284
Miscellaneous reserves		—		—		—			—		—		—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value		—		—		—			—		—		—
Accidental death benefits		—		—		—			—		—		—
Disability - active lives		—		—		3			—		—		—
Disability - disabled lives		—		—		74			—		—		—
Miscellaneous reserves		—		—		907			—		—		—

Total life insurance (gross)		25,525		25,169		29,467			24,712		24,432		24,465
Reinsurance ceded		—		—		698			—		—		—

Total life insurance (net)		$25,525		$25,169		$28,769			$24,712		$24,432		$24,465

72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	$		$		$		$	$		$		$
	2024
	General Account							Separate Accounts Guaranteed and Non-guaranteed
	Account Value		Cash Value		Reserve			Account Value		Cash Value		Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value		$—		$—		$—			$—		$—		$—
Universal life		17,837		17,837		18,067			5,922		5,922		5,922
Universal life with secondary guarantees		6,031		5,614		8,828			—		—		—
Indexed universal life		—		—		—			—		—		—
Indexed universal life with secondary guarantees		—		—		—			—		—		—
Indexed life		—		—		—			—		—		—
Other permanent cash value life insurance		—		—		—			—		—		—
Variable life		10		10		18			65		65		65
Variable universal life		1,760		1,755		1,753			15,062		14,829		14,854
Miscellaneous reserves		—		—		—			—		—		—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value		—		—		—			—		—		—
Accidental death benefits		—		—		—			—		—		—
Disability - active lives		—		—		3			—		—		—
Disability - disabled lives		—		—		75			—		—		—
Miscellaneous reserves		—		—		627			—		—		—

Total life insurance (gross)		25,638		25,216		29,371			21,049		20,816		20,841
Reinsurance ceded		—		—		702			—		—		—

Total life insurance (net)		$25,638		$25,216		$28,669			$21,049		$20,816		$20,841

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2025 and 2024 were as follows (in millions):

	$		$
	2025		2024
Policy reserves:
Direct		$127,633		$117,867
Assumed		—		—
Ceded		(3,912)		(702)

Policy reserves		$123,721		$117,165

Policy claims:
Direct		$639		$571
Assumed		625		658
Ceded(1)		(145)		(116)

Policy claims		$1,119		$1,113

Reinsurance recoverable(2)		$25		$55

(1) Includes reinsurance recoverable related to unpaid losses of $91 million and $84 million at December 31, 2025 and 2024, respectively.

(2) Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2025, 2024 and 2023 were as follows (in millions):

	$		$		$
	2025		2024		2023
Premiums:
Direct(1)		$31,071		$21,381		$20,072
Assumed		1,280		1,218		1,208
Ceded		(3,787)		(555)		(554)

Premiums		$28,564		$22,044		$20,726

Benefit payments:
Direct		$25,402		$23,136		$21,447
Assumed		1,195		1,246		1,266
Ceded		(631)		(595)		(652)

Benefit payments		$25,966		$23,787		$22,061

(1) Includes considerations for supplementary contracts with life contingencies of $36 million, $58 million and $47 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Reinsurance Assumed

The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company’s risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA’s exposure to mortality risk.

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE (continued)

Reinsurance Ceded

The Company enters into ceded reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue individual life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on life insurance policies on a quota share yearly renewable term basis, except for custom guarantee UL, asset flex, and certain VUL products. Most of the reinsurance ceded is established on an automatic basis. The quota share currently ceded on new business generally ranges from 10% to 90%. New reinsured UL and VUL policies have minimum size policies ceded of $250 thousand and $1 million, respectively. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative reinsurance basis. The majority of the Company’s facultative reinsurance is for substandard cases in which it typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming reinsurers become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 38% and 39% of total life insurance in-force at December 31, 2025 and 2024.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona (“NYLAZ”). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

The Company has entered into a reinsurance agreement with LINA, effective January 1, 2025, whereby LINA reinsures on a coinsurance basis 100% of all policies issued by the Company associated with critical illness insurance, accidental indemnity insurance, and hospital indemnity insurance policies. The Company has ceded to LINA the morbidity risk and any other key risk in the policies. At December 31, 2025, the Company ceded liabilities for policy claims relating to this reinsurance agreement of $7 million. Premiums ceded were $47 million and policyholders’ benefits ceded were $27 million for the year ended December 31, 2025. There was no financial impact associated with this agreement at or for the year ended December 31, 2024.

The Company entered into a flow reinsurance agreement on a quota share basis with Everlake Life Insurance Company, an unaffiliated life insurance company, effective February 3, 2025. Under the agreement, the Company cedes all risks associated with certain fixed deferred annuity policies issued on or after the effective date, on a coinsurance with funds withheld basis. The Company receives an expense allowance and a ceding commission. For the year ended and as of December 31, 2025, the Company ceded $3,165 million in premiums and $3,214 million in reserves under this agreement.

75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14—BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The cost allocated to the Company related to benefit plans is recorded under Operating expenses in the accompanying Statutory Statements of Operations. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2025, 2024 and 2023 (in millions):

	$		$		$
	2025		2024		2023
Defined benefit pension		$27		$27		$25
Defined contribution		12		11		10
Postretirement life and health		3		4		4
Postemployment		2		2		2

Total		$44		$44		$41

76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES

Guarantees

As stated in Note 3 - Significant Accounting Policies, at the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2025 and 2024, the Company had no such guarantees.

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company’s commitments for loaned securities and repurchase agreements.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company recorded guaranty fund receivables of $1 million and $4 million at December 31, 2025 and 2024, respectively. The Company recorded guaranty fund liabilities of $6 million and $10 million at December 31, 2025 and 2024, respectively.

Other Commitments and Contingencies

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. (“Yuanta”). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

At December 31, 2025 and 2024, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,473 million and $1,075 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2025 and 2024.

At December 31, 2025 and 2024, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $2,735 million and $1,179 million, respectively.

Unfunded commitments on limited partnerships, limited liability companies and other invested assets amounted to $1,798 million and $790 million at December 31, 2025 and 2024, respectively. Unfunded commitments on tax credit structures amounted to $98 million and $120 million at December 31, 2025 and 2024, respectively.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh’s recovery from the collateral is limited to the amount of the Company’s liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2025 and 2024 was as follows (in millions):

	$		$
	2025		2024
Membership stock - Class B (1)		$24		$25
Activity stock		—		—

Aggregate total		$24		$25

Actual or estimated borrowing capacity as determined by the insurer		$7,775		$7,223

(1) Membership stock is not eligible for redemption.

At December 31, 2025 and 2024, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2025 and 2024 was as follows (in millions):

	$		$		$		$
	2025				2024
	General Account		Separate Account		General Account		Separate Account
Fair Value		$2,719		$—		$2,535		$—
Carrying Value		$2,719		$—		$2,535		$—
Maximum Amount Borrowed During the Year		$—		$—		$—		$—

The Company does not have any prepayment obligations for the borrowing arrangement.

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2025 and 2024 (in millions):

	$		$		$		$		$		$		$		$		$
	2025						2024						Change
	Ordinary		Capital		Total		Ordinary		Capital		Total		Ordinary		Capital		Total
Gross DTAs		$2,067		$253		$2,320		$1,923		$338		$2,261		$144		$(85)		$59

Adjusted gross DTAs		2,067		253		2,320		1,923		338		2,261		144		(85)		59
Nonadmitted DTAs (1)		976		—		976		789		—		789		187		—		187

Subtotal net admitted DTAs		1,091		253		1,344		1,134		338		1,472		(43)		(85)		(128)
Gross DTLs		276		314		590		261		506		767		15		(192)		(177)

Net admitted DTAs (2)		$815		$(61)		$754		$873		$(168)		$705		$(58)		$107		$49

(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.

(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components for the years ended December 31, 2025 and 2024 were as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2025			December 31, 2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$25	$25	$—	$15	$15	$—	$10	$10
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below)	729	—	729	686	5	691	43	(5)	38
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	729	—	729	686	5	691	43	(5)	38
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,179	N/A	N/A	1,157	N/A	N/A	22
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	362	228	590	448	318	766	(86)	(90)	(176)

DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$1,091	$253	$1,344	$1,134	$338	$1,472	$(43)	$(85)	$(128)

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows at December 31, 2025 and 2024 ($ in millions):

	$		$
	2025		2024
Ratio percentage used to determine recovery period and threshold limitation amount.		712%		774%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.		$7,858		$7,711

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

There was no impact on the Company’s adjusted gross and net admitted DTAs or corporate alternative minimum tax (“CAMT”) DTAs, if any, due to tax planning strategies at December 31, 2025 and 2024. The Company did not use reinsurance in its tax planning strategies.

The Company had no unrecognized DTLs at December 31, 2025 and 2024. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2025, 2024 and 2023 were as follows (in millions):

	$		$		$		$		$
	2025		2024		2023		Change 2025-2024		Change 2024-2023
Federal(1)		$231		$210		$247		$21		$(37)
Foreign		(1)		—		21		(1)		(21)

Subtotal		230		210		268		20		(58)

Federal income tax on net capital gains (losses)		58		(54)		(41)		112		(13)
Other		—		—		—		—		—

Total federal and foreign income taxes		$288		$156		$227		$132		$(71)

(1) The Company had investment tax credits of $53 million, $40 million and $33 million for the years ended December 31, 2025, 2024 and 2023, respectively.

80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs for the years ended December 31, 2025 and 2024 were as follows (in millions):

	$		$		$
	2025		2024		Change
DTAs
Ordinary:
Policyholder reserves		$1,264		$1,155		$109
Deferred acquisition costs		510		435		75
Investments		229		252		(23)
Pension accrual		18		19		(1)
Receivables - nonadmitted		38		55		(17)
Fixed assets		2		1		1
Other		6		6		—

Subtotal		2,067		1,923		144
Nonadmitted		976		789		187

Admitted ordinary DTAs		1,091		1,134		(43)

Capital:
Investments		253		338		(85)

Subtotal		253		338		(85)
Nonadmitted		—		—		—

Admitted capital DTAs		253		338		(85)

Total admitted DTAs		1,344		1,472		(128)

DTLs
Ordinary:
Policyholder reserves		3		44		(41)
Investments		264		208		56
Other		9		9		—

Subtotal		276		261		15

Capital:
Investments		314		506		(192)

Subtotal		314		506		(192)

Total DTLs		590		767		(177)

Net admitted DTAs		$754		$705		$49

Change in deferred income tax on change in net unrealized capital gains/losses						$52
Change in net deferred taxes related to other items						184
Change in DTAs nonadmitted						(187)

Change in net admitted DTAs						$49

81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2025, 2024 and 2023 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	$		$		$		$		$
	2025		2024		2023		Change 2025-2024		Change 2024-2023
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate		$99		$117		$141		$(18)		$(24)
Net realized capital gains/(losses) at statutory rate		49		(74)		(24)		123		(50)
Tax exempt income		(32)		(38)		(33)		6		(5)
Tax credits, net of withholding		(67)		(47)		(41)		(20)		(6)
Amortization of IMR		8		6		(1)		2		7
Dividend from MCF		(28)		(21)		(72)		(7)		51
Partnership income from MCF		44		49		57		(5)		(8)
Prior year audit liability and settlement		5		(3)		4		8		(7)
Non-admitted assets		18		(40)		4		58		(44)
Other items impacting surplus		9		40		4		(31)		36
Other		(1)		—		(1)		(1)		1

Federal and foreign income taxes incurred and change in net deferred taxes during the year		$104		$(11)		$38		$115		$(49)

Federal and foreign income tax expense reported in the Company’s Statutory Statements of Operations		$230		$210		$268		$20		$(58)
Capital gains tax expense/(benefit) incurred		58		(54)		(41)		112		(13)
Change in net DTAs		(184)		(167)		(189)		(17)		22

Federal and foreign income taxes incurred and change in net deferred taxes during the year		$104		$(11)		$38		$115		$(49)

The Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors LLC, LINA, New York Life Group Insurance Company of NY (“NYLGICNY”), and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

As a member of NYLIC’s consolidated group, the Company’s federal income tax returns are routinely audited by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2013, and tax years 2014 through 2018 are currently under examination. There were no material effects in the Company’s Statement of Operations as a result of these audits.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company did not have any operating loss, tax credit or CAMT credit carry forwards available for tax purposes. For the years ended December 2025, 2024, and 2023, the Company’s income taxes incurred in current and prior years that will be available for recoupment in the event of future net losses were as follows (in millions):

	$
Year
2025		$35
2024		$—
2023		$—

The Company has determined as of the reporting date that it will be an applicable corporation but will not be liable for corporate alternative minimum tax (“CAMT”), that is based on the adjusted financial statement income set forth on the applicable financial statement on the applicable corporation, for the reporting year. The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for valuation allowance for its non-CAMT DTA’s. As the subsidiary that is a member of a controlled group of corporations that file a consolidated return, any CAMT liability will be borne by the parent.

The One Big Beautiful Bill Act (“OBBBA”) was enacted on July 4, 2025. The legislation permanently extends certain provisions of the 2017 Tax Cuts and Jobs Act and introduces additional tax measures. The Company evaluated that there was no material impact on the Company’s surplus position as a result of OBBBA.

At December 31, 2025 and 2024, the Company recorded a current income tax payable of $13 million and tax receivable of $55 million, respectively, which is included in Other assets and Other liabilities in the accompanying Statutory Statements of Financial Position.

At December 31, 2025, the Company had no protective tax deposits on deposit with the IRS under Section  6603 of the Internal Revenue Code.

NOTE 17—CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

The Company did not receive a capital contribution from New York Life for the years ended December 31, 2025, 2024, and 2023.

Other Surplus Adjustments

Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2025, 2024 and 2023, principally include the effects of the following (in millions):

	$		$		$
	2025		2024		2023
Surplus withdrawn from separate accounts		$51		$47		$58
Changes in surplus relating to separate accounts		(57)		(44)		(74)
Change in liability for reinsurance in unauthorized companies		(2)		3		2

Total		$(8)		$6		$(14)

83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 17—CAPITAL AND SURPLUS (continued)

Nonadmitted Assets

Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

Special Surplus Funds

At December 31, 2025, the Company had special surplus funds of $459 million (includes $442 million in the General Account and $17 million in the Separate Accounts) due to the admittance of negative IMR. Refer to Note 6 - Investments for a more detailed discussion on Admitted Negative IMR.

NOTE 18—DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, not to exceed 30 percent of its surplus to policyholders as of the immediately preceding calendar year, of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2025, the amount of earned surplus of the Company available for the payment of dividends was $3,688 million. The maximum amount of dividends that may be paid in 2026 without prior notice to or approval of the Commissioner is $861 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. For the years ended December 31, 2025, 2024 and 2023, the Company paid cash dividends to its sole stockholder, New York Life, of $0 million, $890 million, and $0 million, respectively.

NOTE 19—WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2025 and 2024 were as follows (in millions):

	$		$		$	$		$
	2025					2024
	Gross		Net of Loading			Gross		Net of Loading
Group life(1)		$443		$443			$417		$417

Total		$443		$443			$417		$417

(1) Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.

84

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19—WRITTEN PREMIUMS (continued)

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium, net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

Based upon the Company experience, the amount of premiums that may become uncollectible and result in a potential loss is not material to the Company’s financial position. At December 31, 2025 and 2024, the Company had less than $1 million of uncollected premiums, respectively, that were nonadmitted as they were over 90 days past due.

The Company did not have any direct premium written/produced by a single managing general agent/third-party administrator that was equal to or greater than 5% of surplus for the years ended December 31, 2025 and 2024, respectively.

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS

The Company does not have any asset backed securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2025.

The following table lists each asset backed security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
007034BN0	$134	$133	$1	$133	$131	12/31/2025
02660TGA5	22	22	0	22	16	12/31/2025
059469AF3	352	341	11	341	315	12/31/2025
12544TAH7	171	170	0	170	163	12/31/2025
12628LAJ9	61	57	3	57	51	12/31/2025
12629EAD7	477	471	6	471	375	12/31/2025
12638PAE9	622	614	8	614	528	12/31/2025
12667FJ55	520	510	9	510	472	12/31/2025
12667G6W8	587	582	5	582	539	12/31/2025
12667GPU1	229	229	1	229	222	12/31/2025
12667GXM0	560	550	10	550	510	12/31/2025
12667GXN8	196	193	4	193	182	12/31/2025
12668AMN2	645	640	4	640	589	12/31/2025
126694DT2	104	100	4	100	77	12/31/2025
161546GK6	872	871	0	871	860	12/31/2025
17309BAB3	68	67	2	67	63	12/31/2025
32051GTD7	190	186	4	186	183	12/31/2025
3622E8AC9	1,336	1,292	44	1,292	1,245	12/31/2025
3622E8AF2	631	608	23	608	587	12/31/2025
3622ELAG1	133	129	4	129	118	12/31/2025

85

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
3622EUAB2	254	246	8	246	228	12/31/2025
3622EUAC0	550	533	18	533	498	12/31/2025
3622MPAT5	11	11	0	11	10	12/31/2025
362334MD3	29	28	1	28	27	12/31/2025
362375AF4	286	284	3	284	262	12/31/2025
36242DD26	231	229	1	229	226	12/31/2025
36244SAC2	1,747	1,730	17	1,730	1,581	12/31/2025
36244SAF5	1,064	1,053	11	1,053	982	12/31/2025
45660LSY6	1,306	1,279	27	1,279	1,205	12/31/2025
466247ZQ9	225	219	6	219	201	12/31/2025
46627MEA1	584	572	12	572	518	12/31/2025
46630MAG7	210	208	2	208	181	12/31/2025
61749EAD9	1,178	1,173	5	1,173	1,020	12/31/2025
61749EAE7	337	335	1	335	294	12/31/2025
61749EAH0	371	370	1	370	317	12/31/2025
61750YAD1	706	699	7	699	678	12/31/2025
61750YAE9	99	98	1	98	97	12/31/2025
61750YAJ8	191	189	2	189	184	12/31/2025
61752RAH5	201	198	3	198	188	12/31/2025
61752RAJ1	434	429	6	429	420	12/31/2025
61752RAM4	418	412	6	412	404	12/31/2025
65537BAC4	1,119	1,085	33	1,085	994	12/31/2025
65537BAF7	729	707	22	707	649	12/31/2025
75970HAD2	61	61	1	61	61	12/31/2025
76110VSU3	7	6	1	6	6	12/31/2025
76114CAD8	160	160	0	160	146	12/31/2025
007034BN0	137	136	0	136	134	9/30/2025
02660TGA5	24	23	1	23	16	9/30/2025
059469AF3	359	355	4	355	324	9/30/2025
12627HAK6	310	300	10	300	278	9/30/2025
12628KAF9	361	342	19	342	311	9/30/2025
12628LAJ9	61	61	0	61	57	9/30/2025
12629EAD7	487	481	6	481	389	9/30/2025
126384AQ9	10	10	0	10	10	9/30/2025
12638PAE9	627	624	2	624	535	9/30/2025
12667FJ55	527	527	0	527	484	9/30/2025
12667G6W8	605	598	7	598	544	9/30/2025
12667GXM0	571	569	2	569	523	9/30/2025
12667GXN8	200	200	1	200	186	9/30/2025
12668AMN2	671	663	8	663	609	9/30/2025
161546GK6	915	915	0	915	899	9/30/2025

86

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
17309BAB3	69	69	0	69	64	9/30/2025
17309YAF4	282	277	5	277	258	9/30/2025
225470S95	235	235	0	235	189	9/30/2025
23312RAA3	16,541	8,250	8,291	8,250	3,259	9/30/2025
32051GTD7	194	192	2	192	187	9/30/2025
3622E8AC9	1,348	1,343	5	1,343	1,218	9/30/2025
3622E8AF2	637	633	3	633	590	9/30/2025
3622EUAB2	257	255	1	255	235	9/30/2025
3622EUAC0	556	553	3	553	512	9/30/2025
3622MPAT5	11	11	0	11	10	9/30/2025
362334MD3	30	30	1	30	27	9/30/2025
362375AF4	291	288	3	288	268	9/30/2025
36242DD26	238	237	1	237	232	9/30/2025
466247ZQ9	225	225	0	225	194	9/30/2025
46627MEA1	592	585	7	585	534	9/30/2025
46628SAE3	1,002	973	29	973	940	9/30/2025
46628SAG8	712	691	20	691	677	9/30/2025
46630MAG7	213	213	1	213	185	9/30/2025
57643MCG7	61	61	0	61	61	9/30/2025
61749EAD9	1,186	1,182	4	1,182	1,033	9/30/2025
61749EAE7	339	338	1	338	298	9/30/2025
61749EAH0	373	373	1	373	321	9/30/2025
61750YAB5	28	27	0	27	27	9/30/2025
61750YAD1	718	708	10	708	694	9/30/2025
61750YAE9	100	99	1	99	99	9/30/2025
61750YAJ8	194	191	3	191	188	9/30/2025
61751DAE4	198	196	2	196	176	9/30/2025
61752RAH5	203	202	1	202	191	9/30/2025
61752RAJ1	439	436	3	436	425	9/30/2025
61752RAM4	423	420	4	420	410	9/30/2025
65537BAC4	1,136	1,123	13	1,123	1,011	9/30/2025
65537BAF7	739	732	8	732	660	9/30/2025
69336RBS8	3	1	2	1	0	9/30/2025
75970HAD2	91	89	2	89	89	9/30/2025
02660TGA5	25	24	1	24	16	6/30/2025
059469AF3	369	360	8	360	329	6/30/2025

87

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
12627HAK6	317	312	4	312	284	6/30/2025
12628KAF9	371	362	9	362	322	6/30/2025
12628LAJ9	64	62	3	62	59	6/30/2025
12629EAD7	502	491	10	491	402	6/30/2025
126384AQ9	11	10	0	10	9	6/30/2025
12638PAE9	638	629	9	629	548	6/30/2025
12667FJ55	542	538	4	538	494	6/30/2025
12667G6W8	631	626	5	626	564	6/30/2025
12667GXM0	578	578	0	578	532	6/30/2025
12667GXN8	203	203	0	203	189	6/30/2025
12668AMN2	676	676	0	676	618	6/30/2025
126694DT2	109	106	3	106	82	6/30/2025
17309BAB3	70	70	0	70	65	6/30/2025
17309YAF4	289	288	0	288	264	6/30/2025
32051GTD7	205	203	3	203	199	6/30/2025
3622E8AC9	1,368	1,359	9	1,359	1,238	6/30/2025
3622E8AF2	648	641	7	641	600	6/30/2025
3622ELAG1	134	134	0	134	122	6/30/2025
362334MD3	30	30	0	30	28	6/30/2025
362375AF4	300	292	8	292	270	6/30/2025
36242DD26	242	240	2	240	235	6/30/2025
36244SAC2	1,890	1,772	118	1,772	1,640	6/30/2025
36244SAF5	1,152	1,079	73	1,079	1,019	6/30/2025
45660LSY6	1,356	1,329	28	1,329	1,302	6/30/2025
466247ZQ9	227	225	1	225	197	6/30/2025
46627MEA1	632	613	18	613	562	6/30/2025
46628SAE3	1,015	1,008	8	1,008	956	6/30/2025
46628SAG8	722	716	6	716	689	6/30/2025
46630MAG7	217	215	1	215	185	6/30/2025
61748HPB1	284	242	42	242	279	6/30/2025
61749EAD9	1,202	1,191	11	1,191	1,063	6/30/2025
61749EAE7	344	341	3	341	307	6/30/2025
61749EAH0	377	375	2	375	331	6/30/2025
61750YAB5	431	407	24	407	431	6/30/2025
61750YAD1	733	720	13	720	701	6/30/2025
61750YAE9	103	101	2	101	100	6/30/2025

88

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61750YAJ8	198	194	3	194	190	6/30/2025
61751DAE4	205	199	6	199	177	6/30/2025
61751JAH4	599	599	0	599	563	6/30/2025
61751JAJ0	596	596	0	596	562	6/30/2025
61752RAH5	207	205	1	205	195	6/30/2025
61752RAJ1	447	444	3	444	435	6/30/2025
61752RAM4	431	427	4	427	419	6/30/2025
65537BAC4	1,158	1,147	11	1,147	1,043	6/30/2025
65537BAF7	754	747	7	747	681	6/30/2025
69336RBS8	4	3	2	3	0	6/30/2025
75970HAD2	93	91	2	91	91	6/30/2025
76110VSU3	8	7	1	7	7	6/30/2025
76114CAD8	162	160	2	160	152	6/30/2025
93934FEM0	461	460	1	460	438	6/30/2025
02660TGA5	27	26	0	26	18	3/31/2025
059469AF3	377	372	5	372	350	3/31/2025
1248MBAJ4	2,241	2,165	76	2,165	1,968	3/31/2025
1248MBAL9	626	617	10	617	553	3/31/2025
12544TAH7	79	79	0	79	77	3/31/2025
12627HAK6	327	320	8	320	293	3/31/2025
12628LAJ9	65	65	1	65	61	3/31/2025
12629EAD7	526	507	19	507	417	3/31/2025
12638PAE9	647	640	7	640	534	3/31/2025
12667GXM0	590	584	5	584	541	3/31/2025
12667GXN8	207	205	2	205	192	3/31/2025
12668AMN2	702	684	17	684	628	3/31/2025
17309BAB3	72	71	1	71	66	3/31/2025
225470S95	243	235	7	235	183	3/31/2025
32051GTD7	208	206	2	206	199	3/31/2025
3622ELAG1	140	135	5	135	128	3/31/2025
3622MPAT5	12	12	0	12	11	3/31/2025
362334MD3	16	16	0	16	13	3/31/2025
362375AF4	305	301	3	301	277	3/31/2025
36242DD26	253	251	2	251	247	3/31/2025
45660LSY6	1,399	1,376	23	1,376	1,336	3/31/2025
466247ZQ9	233	227	6	227	200	3/31/2025

89

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
46627MEA1	647	636	11	636	582	3/31/2025
46628BBD1	94	83	11	83	62	3/31/2025
57643MCG7	63	63	1	63	63	3/31/2025
61750YAB5	29	28	1	28	28	3/31/2025
61750YAD1	738	736	2	736	717	3/31/2025
61750YAE9	103	103	0	103	102	3/31/2025
61750YAJ8	199	199	1	199	195	3/31/2025
61751DAE4	209	208	1	208	186	3/31/2025
61751JAH4	607	602	5	602	570	3/31/2025
61751JAJ0	604	599	5	599	570	3/31/2025
61752RAH5	209	208	1	208	199	3/31/2025
61752RAJ1	454	451	3	451	443	3/31/2025
61752RAM4	438	434	4	434	427	3/31/2025
65537BAC4	1,173	1,169	3	1,169	1,086	3/31/2025
65537BAF7	764	761	2	761	710	3/31/2025
69336RBS8	6	4	2	4	0	3/31/2025
76110VSU3	8	8	0	8	8	3/31/2025
76114CAD8	166	162	4	162	153	3/31/2025
76114QAC9	48	48	0	48	43	3/31/2025

Subtotal - General Account	XXX	XXX $	9,566	XXX	XXX

Guaranteed Separate Accounts
059469AF3	58	57	2	57	52	12/31/2025
3622E8AC9	28	27	1	27	26	12/31/2025
3622MPAT5	11	11	0	11	10	12/31/2025
36244SAC2	96	95	1	95	87	12/31/2025
36244SAF5	88	87	1	87	82	12/31/2025
61749EAD9	52	52	0	52	45	12/31/2025
61749EAE7	26	26	0	26	23	12/31/2025
61749EAH0	79	79	0	79	68	12/31/2025
61750YAE9	25	24	0	24	24	12/31/2025
61750YAJ8	71	71	1	71	69	12/31/2025
75970HAD2	6	6	0	6	6	12/31/2025
76110VSU3	0	0	0	0	0	12/31/2025
059469AF3	60	59	1	59	54	9/30/2025
12627HAK6	55	53	2	53	49	9/30/2025
12628KAF9	47	45	3	45	41	9/30/2025
126384AQ9	10	10	0	10	10	9/30/2025

90

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
17309YAF4	184	180	3	180	168	9/30/2025
23312RAA3	501	250	251	250	99	9/30/2025
3622E8AC9	29	29	0	29	26	9/30/2025
3622MPAT5	11	11	0	11	10	9/30/2025
61749EAD9	53	53	0	53	46	9/30/2025
61749EAE7	26	26	0	26	23	9/30/2025
61749EAH0	80	80	0	80	69	9/30/2025
61750YAE9	25	25	0	25	25	9/30/2025
61750YAJ8	73	72	1	72	71	9/30/2025
61751DAE4	28	28	0	28	25	9/30/2025
75970HAD2	11	10	0	10	10	9/30/2025
059469AF3	61	60	1	60	55	6/30/2025
12627HAK6	56	55	1	55	50	6/30/2025
12628KAF9	48	47	1	47	42	6/30/2025
126384AQ9	11	10	0	10	9	6/30/2025
17309YAF4	188	188	0	188	172	6/30/2025
3622E8AC9	29	29	0	29	26	6/30/2025
36244SAC2	103	97	6	97	90	6/30/2025
36244SAF5	95	89	6	89	85	6/30/2025
61749EAD9	53	53	0	53	47	6/30/2025
61749EAE7	26	26	0	26	24	6/30/2025
61749EAH0	81	80	0	80	71	6/30/2025
61750YAB5	50	47	3	47	50	6/30/2025
61750YAE9	26	25	0	25	25	6/30/2025
61750YAJ8	74	73	1	73	71	6/30/2025
61751DAE4	29	28	1	28	25	6/30/2025
75970HAD2	11	11	0	11	11	6/30/2025
76110VSU3	0	0	0	0	0	6/30/2025
059469AF3	63	62	1	62	58	3/31/2025
1248MBAL9	96	95	1	95	85	3/31/2025
12627HAK6	58	56	1	56	52	3/31/2025
3622MPAT5	12	12	0	12	11	3/31/2025
61750YAE9	26	26	0	26	26	3/31/2025
61750YAJ8	75	75	0	75	73	3/31/2025
61751DAE4	30	30	0	30	27	3/31/2025
76110VSU3	0	0	0	0	0	3/31/2025

Subtotal - Guaranteed Separate Accounts	XXX	XXX	$296	XXX	XXX
Grand Total	XXX	XXX	$9,862	XXX	XXX

(1)Only the impaired lots within each CUSIP are included within this table.

(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

91

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 21—SUBSEQUENT EVENTS

At February 27, 2026, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

92

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AG 43	Actuarial Guideline 43 CARVM for variable annuities
AVR	Asset valuation reserve
BACV	Book adjusted carrying value
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CAMT	Corporate Alternative Minimum Tax
CARVM	Commissioners’ Annuity Reserve Valuation Method
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation Method
CSAs	Credit support annexes
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	Exchange traded funds
EXIM	Export-Import Bank
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT	Interpretation adopted by the NAIC
IRA	The Inflation Reduction Act of 2022
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LOCOM	Lower of cost or market
LTV	Loan to value ratio
MBS	Mortgage-backed securities
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NMTC	New Market Tax Credit
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC

93

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
NYSDFS	New York State Department of Financial Services
OAA	Other Admitted Assets
OBBBA	One Big Beautiful Bill Act
OTC	Over-the-counter
OTC-bilateral	Over-the-counter bilateral agreements
OTC-cleared	Over-the-counter clearinghouse
OTTI	Other-than-temporary impairment(s)
PBBD	Principle-based bond definition
PBR	Principle-based reserving
SEC	U.S. Securities and Exchange Commission
SSAP	Statement of Statutory Accounting Principles
SVL	Standard Valuation Law
SVO	Securities Valuation Office
Taiwan Branch	NYLIAC’s former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
The Department	Delaware State Insurance Department
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

94

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

At and for the Year Ended December 31, 2025

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$132,436,719
Other bonds (unaffiliated)	4,470,317,700
Bonds of affiliates	221,595,554
Preferred stocks (unaffiliated)	9,974,197
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	13,801,567
Common stocks of affiliates	—
Mortgage loans	1,000,135,774
Real estate	17,214,634
Premium notes, policy loans and liens	58,254,237
Cash on hand and on deposit	17,598,820
Short-term investments	151,230,065
Derivative instruments	135,367,201
Other invested assets	165,537,281
Aggregate write-ins for investment income	16,496,652

Gross investment income	$6,409,960,401

Real Estate Owned - Book Value less Encumbrances	$86,600,433

Mortgage Loans - Book Value:
Residential mortgages	$107,388,521
Commercial mortgages	19,699,536,169
Mezzanine real estate loans	423,135,063

Total mortgage loans	$20,230,059,753

Mortgage Loans by Standing - Book Value:
Good standing	$20,083,074,919

Good standing with restructured terms	$16,622,598

Interest overdue more than 90 days, not in foreclosure	$130,362,235

Foreclosures in process	$—

Other Invested Assets - Statement Value	$5,108,967,965

Collateral Loans	$—

95

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$3,676,497,025

Preferred stocks	$—

Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$13,087,081,994
Over one year through five years	35,678,966,327
Over five years through 10 years	28,160,260,979
Over 10 years through 20 years	13,019,333,243
Over 20 years	21,862,559,299

Total by maturity	$111,808,201,842

Bonds by NAIC designation - statement value
NAIC 1	$67,821,514,831
NAIC 2	38,759,848,842
NAIC 3	3,476,546,276
NAIC 4	1,448,082,747
NAIC 5	277,143,001
NAIC 6	25,066,145

Total by NAIC designation	$111,808,201,842

Total bonds publicly traded	$51,606,495,479

Total bonds privately placed	$60,201,706,363

Preferred Stocks - Statement Value	$229,489,375

Common Stocks - Fair Value	$626,557,133

Short-Term Investments - Book Value	$380,464,729

Options, Caps and Floors Owned - Statement Value	$499,155,230

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$102,935,022

Future Contracts Open - Current Value	$(410,572)

Cash on Deposit	$(219,901,214)

96

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—

Ordinary	$193,745,561

Credit life	$—

Group life	$799,511,735

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (in thousands):	$679,691

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—

Ordinary	$14,722,169

Credit life	$—

Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$264,626,285

Income payable	$45,946,909

Ordinary - involving life contingencies
Income payable	$53,657,347

Group - not involving life contingencies
Amount on deposit	$—

Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$2,520,161,545

Deferred - fully paid account balance	$61,371,637,506

Deferred - not fully paid - account balance	$41,429,447,142

Group
Amount of income payable	$71,376,302

Fully paid account balance	$515,393

Not fully paid - account balance	$—

97

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—

Group	$—

Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$420,735,618

Dividend accumulations - account balance	$—

Claim Payments 2025 (in thousands):
Group accident and health - year ended December 31, 2025
2025	$—

2024	$—

2023	$—

2022	$—

2021	$—

Prior	$—

Other accident and health
2025	$—
2024	$—

2023	$—

2022	$—

2021	$—

Prior	$—

Other coverages that use developmental methods to calculate claims reserves (in thousands):

2025	$802

2024	$1,229

2023	$980

2022	$1,012

2021	$932

Prior	$130

98

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE

At and for the Year Ended December 31, 2025

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Issuer Credit Obligations:
U.S. government obligations	$2,265,027,149	1.614%	$2,265,027,145		$2,265,027,145	1.615%
Other U.S. government obligations	11,509,325	0.008	11,509,324		11,509,324	0.008
Non-U.S. sovereign jurisdiction securities	304,121,446	0.217	304,121,447		304,121,447	0.217
Municipal bonds - general obligations (direct & guaranteed)	1,085,000,021	0.773	1,085,000,020		1,085,000,020	0.773
Municipal bonds - special revenue	3,736,475,691	2.663	3,736,475,698		3,736,475,698	2.663
Project finance bonds issued by operating entities	2,494,164,918	1.778	2,494,164,915		2,494,164,915	1.778
Corporate bonds	58,506,074,447	41.697	58,506,186,896		58,506,186,896	41.704
Mandatory convertible bonds	—	—	—		—	—
Single entity backed obligations	1,169,807,918	0.834	1,169,807,918		1,169,807,918	0.834
SVO-Identified bond exchange traded funds - fair value	—	—	—		—	—
SVO-Identified bond exchange traded funds - systematic value	—	—	—		—	—
Bonds issued by funds representing operating entities	5,841,276,694	4.163	5,841,276,694		5,841,276,694	4.164
Bank loans - issued	—	—	—		—	—
Bank loans - acquired	512,138,108	0.365	512,138,109		512,138,109	0.365
Mortgages loans that qualify as SVO-Identified credit tenant loans	—	—	—		—	—
Certificates of deposit	—	—	—		—	—
Other issuer credit obligations	—	—	—		—	—

Total issuer credit obligations	75,925,595,717	54.112	75,925,708,166	—	75,925,708,166	54.121

Asset-backed securities:
Financial asset-backed securities - self-liquidating	24,860,932,712	17.718	24,860,820,275		24,860,820,275	17.721
Financial asset-backed securities - not self-liquidating	—	—	—		—	—
Non-financial asset-backed securities	7,305,302,377	5.206	7,305,302,377		7,305,302,377	5.207

Total asset-backed securities	32,166,235,089	22.925	32,166,122,652	—	32,166,122,652	22.928

Preferred Stocks:		—				—
Industrial and miscellaneous (Unaffiliated)	229,489,376	0.164	229,489,375		229,489,375	0.164
Parent, subsidiaries and affiliates	—	—	—		—	—

Total preferred stocks	229,489,376	0.164	229,489,375	—	229,489,375	0.164

Common Stock:		—				—
Industrial and miscellaneous Publicly traded (Unaffiliated)	204,187,121	0.146	204,187,097		204,187,097	0.146

99

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE (continued)

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Industrial and miscellaneous Other (Unaffiliated)	37,536,022	0.027	37,536,023		37,536,023	0.027
Parent, subsidiaries and affiliates Publicly traded	—	—	—		—	—
Parent, subsidiaries and affiliates Other	—	—	—		—	—
Mutual funds	194,821,937	0.139	194,821,936		194,821,936	0.139
Unit investment trusts	—	—	—		—	—
Closed-end funds	—	—	—		—	—
Exchange traded funds	190,012,072	0.135	190,012,072		190,012,072	0.135

Total common stocks	626,557,152	0.447	626,557,128	—	626,557,128	0.447

Mortgage loans:		—				—
Farm mortgages	—	—	—		—	—
Residential mortgages	107,388,399	0.077	107,388,521		107,388,521	0.077
Commercial mortgages	19,699,536,169	14.040	19,699,536,169		19,699,536,169	14.042
Mezzanine real estate loans	423,135,063	0.302	423,135,063		423,135,063	0.302
Total valuation allowance		—			—	—

Total mortgage loans	20,230,059,631	14.418	20,230,059,753	—	20,230,059,753	14.420

Real Estate:
Properties occupied by company	—	—	—		—	—
Properties held for production of income	86,600,433	0.062	86,600,433		86,600,433	0.062
Properties held for sale	—	—	—		—	—

Total real estate	86,600,433	0.062	86,600,433	—	86,600,433	0.062

Cash, cash equivalents and short-term investments:		—
Cash	(219,901,214)	(0.157)	(219,901,214)		(219,901,214)	(0.157)
Cash equivalents	3,554,300,323	2.533	3,554,300,325		3,554,300,325	2.534
Short-term investments	380,464,726	0.271	380,464,729		380,464,729	0.271

Total cash, cash equivalents and short-term investments	3,714,863,835	2.648	3,714,863,840	—	3,714,863,840	2.648

Contract loans	1,119,165,600	0.798	1,103,999,510		1,103,999,510	0.787
Derivatives	988,760,543	0.705	988,760,543		988,760,543	0.705
Other invested assets	5,115,663,387	3.646	5,108,967,965		5,108,967,965	3.642
Receivables for securities	1,891,645	0.001	1,891,645		1,891,645	0.001
Securities lending	—	—	—		—	—
Other invested assets	106,689,184	0.076	106,689,184		106,689,184	0.076

Total invested assets	$140,311,571,592	100.000%	$140,289,710,194	$—	$140,289,710,194	100.000%

100

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES

At and for the Year Ended December 31, 2025

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1. Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $155,496,949,847

2. Ten largest exposures to a single issuer/borrower/investment.

Issuer	Description of Exposure	Amount	Percentage of Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	Affiliated Bonds /Limited Partnerships	$4,140,766,241	2.66%
JP MORGAN	Bonds/Equity/ Limited Partnerships	$1,014,248,753	0.65%
MORGAN STANLEY	Bonds/Equity	$930,708,256	0.60%
WELLS FARGO	Bonds/Equity/ Limited Partnerships	$890,203,227	0.57%
NEW YORK LIFE INVESTMENT MANAGEMENT	Affiliated Bonds	$762,000,000	0.49%
EXETER PROPERTY GROUP, LLC	Mortgage Loans	$675,918,698	0.43%
GIC REAL ESTATE	Mortgage Loans	$612,640,000	0.39%
CITI GROUP	Bonds/Equity	$607,186,700	0.39%
BLACKSTONE	Mortgage Loans	$474,321,761	0.31%
KKR PROPERTY PARTNERS AMERICAS	Mortgage Loans	$444,000,000	0.29%

3. Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$67,821,514,831	43.62%	P/RP - 1	$6,900,202	—%
NAIC – 2	$38,759,848,842	24.93%	P/RP - 2	$222,544,784	0.14%
NAIC – 3	$3,476,546,276	2.24%	P/RP - 3	$—	—%
NAIC – 4	$1,448,082,747	0.93%	P/RP - 4	$—	—%
NAIC – 5	$277,143,001	0.18%	P/RP - 5	$44,389	—%
NAIC – 6	$25,066,145	0.02%	P/RP - 6	$—	—%

101

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4. Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10
Total admitted assets held in foreign investments	$19,568,139,622	12.58%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
Countries rated NAIC-1	$18,101,247,524	11.64%
Countries rated NAIC-2	$1,151,481,413	0.74%
Countries rated NAIC-3 or below	$315,410,685	0.20%
6. Largest foreign investment exposures by country, categorized by NAIC sovereign rating:
Countries rated NAIC-1:
United Kingdom	$5,507,074,661	3.54%
Cayman Islands	$3,415,902,531	2.20%
Countries rated NAIC-2:
Mexico	$430,860,036	0.28%
Peru	$143,743,970	0.09%
Countries rated NAIC-3 or below:
Colombia	$109,614,192	0.07%
Morocco	$47,498,924	0.03%
7. Aggregate unhedged foreign currency exposure	$183,898,639	0.11%
8. Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:	$177,531,901	0.11%
Countries rated NAIC-2:	$4,887,262	—%
Countries rated NAIC-3 or below:	$1,479,476	0.00%
9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:
LUXEMBOURG	$68,022,734	0.04%
AUSTRALIA	$62,463,721	0.04%
Countries rated NAIC-2:
INDIA	$2,849,944	—%
ITALY	$1,072,214	—%
Countries rated NAIC-3 or below:
SOUTH AFRICA	$635,853	—%
BRAZIL	$635,341	—%
10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

102

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Issuer	NAIC Rating
UBS GROUP AG	1.F FE	$219,181,410	0.14%
BANCO SANTANDER SA	1.G FE	$167,141,520	0.11%
MORGAN STANLEY	1.F FE	$167,108,000	0.11%
BARCLAYS PLC	2.A FE	$158,952,087	0.10%
HEATHROW AIRPORT	2.A	$156,160,260	0.10%
INTERTEK GROUP PLC	2.A	$155,445,053	0.10%
LLOYDS BANKING GROUP PLC	1.G FE	$144,431,935	0.09%
OCP CLO LTD OCP_24-31	1.A FE	$142,659,629	0.09%
BNP PARIBAS SA	1.G FE	$137,457,001	0.09%
TRITAX BIG BOX REIT PLC	2.A	$134,841,224	0.09%

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	$1,450,563,123	0.93%
HOMES SUBI-5 PARTNERS LP	$338,481,629	0.22%
STONE RIDGE HOLDINGS GROUP LLC	$291,185,354	0.19%
VALERIAN OPPORTUNITIES FUND LP	$131,366,485	0.08%
NEW YORK LIFE INS CO	$129,451,216	0.08%
TRISTAN INCOME PLUS STRATEGY ONE SCSP	$104,701,047	0.07%
MSSDF MEMBER LLC	$83,782,524	0.05%
757 THIRD AVENUE ASSOCIATES LLC	$71,550,548	0.05%
MACKAY SHIELDS EMERGING MARKETS DEBT PORTFOLIO	$59,798,430	0.04%
CANDRIUM GF AUSBIL GLOBAL INFRASTRUCTURE	$57,279,838	0.04%

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$798,132,306	$—	$798,132,306
BNY Mellon Investment Adviser Inc.	$178,921,625	$178,921,625	$—
NYL Investors LLC - Real Estate Investors	$169,866,519	$—	$169,866,519
CANDRIAM LUXEMBOURG	$145,015,174	$—	$145,015,174
Apogem Capital	$143,598,280	$—	$143,598,280
New York Life Investment Management LLC	$101,407,985	$—	$101,407,985
THE VANGUARD GROUP, INC.	$88,037,137	$88,037,137	$—
MACKAY	$85,598,859	$—	$85,598,859
AUSBIL INVESTMENT MANAGEMENT LIMITED	$49,806,763	$—	$49,806,763
FIDELITY MANAGEMENT & RESEARCH COMPANY	$36,000,100	$36,000,100	$—

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
COMMERCIAL	$306,245,000	0.20%
COMMERCIAL	$302,661,889	0.19%
COMMERCIAL	$260,220,000	0.17%
COMMERCIAL	$257,320,000	0.17%
COMMERCIAL	$235,717,110	0.15%
COMMERCIAL	$229,320,000	0.15%
COMMERCIAL	$224,516,000	0.14%
COMMERCIAL	$224,000,000	0.14%
COMMERCIAL	$221,730,000	0.14%
COMMERCIAL	$219,484,000	0.14%

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$491,054,718	0.32%
Mortgage loans over 90 days past due	$130,362,235	0.08%
Mortgage loans in the process of foreclosure	$—	—%
Mortgage loans foreclosed	$108,469,231	0.07%
Restructured mortgage loans	$16,622,598	0.01%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$489,670,430	0.31%	$—	—%
91% to 95%	$—	—%	$138,807,500	0.09%	$—	—%
81% to 90%	$4,266,067	—%	$442,186,601	0.28%	$—	—%
71% to 80%	$47,307,311	0.03	$1,934,317,459	1.24%	$—	—%
Below 70%	$55,815,022	0.04	$17,117,689,241	11.01%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20. Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$982,904,833	0.63%	$1,005,673,383	$990,419,684	$974,185,874
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$510,045,000	0.33%	$497,311,000	$506,123,000	$506,002,000
Dollar repurchase agreements	$—	—%	$—	$—	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

21. Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$499,155,230	0.32%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

22. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$231,456,696	0.15%	$223,125,442	$215,009,558	$215,859,961
Income generation	$—	—%	$—	$—	$—
Replications	$720,596,110	0.46%	$388,009,907	$523,993,579	$606,002,787
Other	$—	—%	$—	$506,472	$536,415

23. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$3,716,162	—%	$839,130	$1,107,006	$1,082,386
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4—SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS

At and for the Year Ended December 31, 2025

1.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.	Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.

Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.	Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.

Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.

Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.	Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None

107